UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: February 29, 2012

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

February 29, 2012

Semi-Annual Report

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the
Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your
AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at
www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”)
website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the
Commission’s Public Reference Room in Washington, DC; information on the operation of the Public
Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

April 23, 2012

Semi-Annual Report

This report provides management’s discussion of fund performance for the AllianceBernstein Retirement Strategies (collectively, the “Strategies”, individually a “Strategy”) for the semi-annual reporting period ended February 29, 2012.

Investment Objective and Strategies

Each Strategy’s investment objective is to seek the highest total return (total return includes capital growth and income) over time consistent with its asset mix. To achieve its investment objective, the Strategy invests in a combination of portfolios of the AllianceBernstein Pooling Portfolios representing a variety of asset classes and investment styles (the “Underlying Portfolios”). The Strategy is managed to the specific year of planned retirement included in its name (the “retirement date”). The Strategy’s asset mixes will become more conservative each year until reaching the year approximately fifteen years after the retirement date (the “target year”) at which time the asset allocation mix will become static. This reflects the objective of pursuing the maximum amount of capital growth, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After retirement the Strategy’s investment mix anticipates that an investor may take withdrawals from his or her account to provide supplemental retirement income.

After the retirement date of the Strategy, its asset mix seeks to minimize the likelihood that an investor in the Strat-

egy experiences a significant loss of capital at a more advanced age. The asset mix for the Strategy will continue to change after the Strategy’s retirement date with an increasing exposure to investments in fixed-income securities and short-term bonds until 15 years after the Strategy’s retirement date. Thereafter, the target asset allocation for the Strategy will generally be fixed. The static allocation of the Strategies’ asset mix will be 27.5% short-duration bonds, 37.5% other fixed-income securities, 12.5% Volatility Management Portfolio, 15.5% other equities and 7% Multi-Asset Real Return Portfolio.

The Underlying Portfolios will include the Volatility Management Underlying Portfolio, which is designed to reduce the overall equity market volatility of the Strategy and the effects of adverse equity market conditions on its performance. Under normal market conditions, this Underlying Portfolio will invest predominantly in equity securities. If the Adviser determines that the equity markets pose disproportionate risks, the Adviser will reduce (or eliminate) the Portfolio’s equity investments and invest in fixed-income securities or other non-equity asset classes to reduce the risks of the Strategy’s investments in equity securities.

The Adviser will allow the relative weightings of a Strategy’s asset classes to vary in response to the markets, but ordinarily only by +/-5%. Beyond those ranges, the Adviser will generally rebalance the portfolio toward the target asset allocation for that Strategy. However, there may be occasions when those ranges will expand to 10%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	1

of the Strategy’s portfolio due to, among other things, appreciation of one of the asset classes.

Effective December 31, 2011, the Global Core Bond Underlying Portfolio changed its name from the Intermediate Duration Bond Underlying Portfolio, eliminated its policy of limiting its investments in debt securities denominated in currencies other than the U.S. dollar to 20% of its total assets, and adopted non-fundamental policies to invest at least 40% of its assets in securities of non-U.S. issuers. The performance information shown includes periods prior to implementation of these changes and may not be representative of performance the Portfolio will achieve under its new policies. The Underlying Portfolio’s broad-based index used for comparison purposes has changed from the Barclays Capital (“BC”) U.S. Aggregate Bond Index to the BC Global Aggregate Bond Index (U.S. dollar hedged) because the new index more closely resembles its investments.

Effective January 1, 2012, the Strategies’ primary benchmark changed. For a Strategy with a bond allocation of greater than 50%, the primary benchmark is the BC U.S. Aggregate Bond Index, while its secondary benchmarks are the Standard & Poor’s (“S&P”) 500 Index and the composite benchmark. For a Strategy with a bond allocation of less than 50%, the primary benchmark is the S&P 500 Index and the secondary benchmarks are the BC U.S. Aggregate Bond Index and the composite benchmark. Prior to January 1, 2012, for all vintages, the primary benchmark was the S&P 500

Index and the secondary benchmark was the BC U.S. Aggregate Bond Index and the composite benchmark. Accordingly, the primary benchmark applicable to the 2000 Retirement Strategy changed from the S&P 500 Index to the BC U.S. Aggregate Bond Index, and the secondary benchmark changed from the BC U.S. Aggregate Bond Index to the S&P 500 Index.

Investment Results

The tables on pages 9-20 show each individual Retirement Strategy’s performance compared to its primary and secondary benchmarks. Additional performance can be found on pages 22-45. Each Strategy’s composite benchmark is derived by applying the Strategies’ target allocations over time to the results of specific benchmarks as outlined in the “Benchmark Disclosures” section of Historical Performance on pages 6-8. The composite benchmark matches each Strategy’s allocations directly, so that each benchmark reflects its respective Strategy at any point in time, providing a more accurate measure of each Strategy’s active management performance. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

For the six-month period ended February 29, 2012, all vintages posted positive returns, before sales charges. Most vintages underperformed both their primary, and composite benchmarks, while outperforming their secondary benchmarks. The exception was the 2000 vintage which outperformed its primary benchmark, but

2	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

underperformed its secondary and composite benchmarks. The International Growth Underlying Portfolio was the only component to post negative absolute returns. Though it posted positive returns, the Volatility Management Underlying Portfolio underperformed its benchmark. Performance of the equities components was mixed, as the U.S. Large Cap Growth, International Value, Small-Mid Cap Value and Small-Mid Cap Growth Underlying Portfolios outperformed their respective benchmarks, and the U.S. Value, Multi-Asset Real Return and International Growth Underlying Portfolios underperformed their respective benchmarks. The Bond-Inflation Protection and Short Duration Bond Underlying Portfolios helped boost relative returns for mid-life savers as well as for those approaching and in retirement. The Global Core Bond and High-Yield Underlying Portfolios underperformed their respective benchmarks.

For the 12-month period ended February 29, 2012, returns were mixed across the Strategies, with vintages for those approaching and in retirement posting positive absolute returns. Vintages designed for young and mid-life savers (2020 - 2055) posted negative absolute returns. All vintages underperformed their primary, secondary and composite benchmarks, before sales charges. The absolute performance of the equities components was mostly negative, as the U.S. Value, International Value, International Growth, Small-Mid Cap Value and Volatility Management Underlying Portfolios posted negative returns and underperformed their respective benchmarks. The U.S. Large Cap Growth Underlying Portfolio underperformed its benchmark. Multi-Asset Real Return and the Small-Mid Cap Growth Underlying Portfolios outperformed their benchmarks, although Multi-Asset Real Return Underlying Portfolio declined in absolute terms. Equity underperformance had a greater impact on the later-dated vintages, which have more equity exposure, and less of an impact on the earlier-dated vintages with more exposure to the various fixed income sleeves. The Short Duration Bond and Bond Inflation Protection Underlying Portfolios helped boost relative returns for those approaching and in retirement. The High Yield Underlying Portfolio detracted from performance. The Global Core Bond Underlying Portfolio underperformed its old benchmark, but outperformed its new benchmark.

The following Underlying Portfolios utilized derivatives for the six- and 12-month periods ended February 29, 2012: International Value, International Growth, Short Duration Bond, Global Core Bond, Bond Inflation Protection, High-Yield, Multi-Asset Real Return and Volatility Management. For more information regarding derivative exposure and the effect it had on performance for these Underlying Portfolios, please see the semi-annual and annual reports for the Pooling Portfolios.

Market Review and Investment Strategy

Global equity markets fell in March 2011 as oil prices rose and the earthquake, tsunami and nuclear disaster

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	3

triggered a sharp drop in Japanese equities. Performance deteriorated again in the second quarter on the European sovereign-debt crisis, supply chain disruption concerns following the disasters in Japan and the U.S. deficit, and then plunged in the third quarter as investors were unnerved by further deteriorating macroeconomic conditions and the inability of policymakers to find credible solutions to deal with them. Global equities rose sharply in the fourth quarter as the rescue plan put forth by European leaders in October—subsequently deemed to be insufficient to resolve the two year old crisis—sparked a large recovery, and then in the final weeks of December the European Central Bank injected significant amounts of liquidity into the undercapitalized European banking system bringing about a late-year rally. Global equities rose strongly in the first two months of 2012, as 2011’s year-end rally continued into 2012. The period saw stronger-than-expected global macroeconomic data points and increased investor risk appetite due to encouraging developments surrounding the European sovereign-debt crisis and a second Greek bailout.

Although the macro picture is as uncertain as it has been for some time, the Multi-Asset Solution Team (the “Team”) believes positive economic data points and improving earnings fundamentals are likely to boost equity market returns in 2012. The Team also sees significant outperformance potential in high-growth stocks, which haven’t traded at such a low premium in decades, and in attractively valued stocks, which are of unusually high quality.

Each Strategy’s style sleeves, in the the Team’s view, are accordingly positioned to capture these opportunities.

The Value Team has been taking advantage of the indiscriminate sell-off among economically sensitive stocks to add to energy, technology and consumer names where research indicates a high degree of conviction in their upside potential, while also seeking opportunities across industries and regions by focusing on dislocations induced by the recession. The Value Team expects these companies to perform well even if economic growth remains muted, because they benefit from leaner cost structures, solid competitive advantages and/or restructurings that are just beginning to bear fruit. The Growth Team maintains its disciplined investment approach of finding stocks that offer strong, sustainable earnings growth potential and superior positive earnings revisions. The Growth Team has concentrated its holdings on companies that have strong market share, strong pricing power and high reinvestment rates, as well as those that are gaining from strong secular growth trends. Lastly, the Fixed-Income Team significantly reduced risk in the second half of 2011, moving portfolios closer to their benchmarks. Specifically, they have meaningfully reduced the overweight in investment-grade corporate debt and cut exposure to financials. The investment-grade corporate positions, in the Fixed Income Team’s view, are well diversified in order to minimize idiosyncratic risk.

The Multi-Asset Solution Team remains focused on a long-term strat-

4	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

egy: combining low correlation asset classes, blending growth and value investment styles, globalizing its holdings and ensuring the Underlying Port-

folios are aligned with their strategic asset allocation targets over time through a disciplined rebalancing process.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	5

HISTORICAL PERFORMANCE

An Important Note About Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance for all of the Strategies may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting our website at www.alliancebernstein.com. The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

All fees and expenses related to the operation of the Strategies have been deducted. Strategy returns are at net asset value (NAV), without the imposition of sales charges that would apply if shares were purchased outside of a group retirement plan. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares. Performance assumes reinvestment of distributions and does not account for taxes. For shareholders who have purchased their shares through certain group retirement plans, which are eligible to purchase Class A, Class B, Class C, Advisor Class, Class R, Class K or Class I shares at NAV without the imposition of an initial sales charge, the following fees and charges apply: Class A shares carry no front-end sales charge or CDSC, but are subject to a 0.30% Rule 12b-1 distribution fee and Class A shares may be subject to a 1% redemption fee if a non-AllianceBernstein sponsored group retirement plan terminates a Strategy as an investment option within one year of initiation; Class R shares carry no front-end sales charges or CDSC but are subject to a 0.50% Rule 12b-1 distribution fee; Class K shares carry no front-end sales charge or CDSC but are subject to a 0.25% Rule 12b-1 distribution fee; Class I shares carry no front-end sales charges or CDSC.

Benchmark Disclosures

The composite benchmark for a Retirement Strategy Underlying Portfolio is a customized benchmark that has the same target asset allocation as the Underlying Portfolio and uses index returns to represent performance of the asset classes. The benchmark returns were calculated by weighting the monthly index returns of each asset class by the Underlying Portfolio’s monthly target allocation for each asset class. Target allocations adjust quarterly in accordance with the Retirement Strategy Underling Portfolio’s standard glidepath. The Russell 1000® Value Index was used to represent the allocation to U.S. Value, the Russell 1000® Growth to represent U.S. Large Cap Growth, the Morgan Stanley Capital International (“MSCI”) All Country World Index (“ACWI”) ex-U.S. to represent International Value and International Growth, the MSCI ACWI ex-U.S. Growth to represent International Growth, the Bank of America Merrill Lynch® (“BofA ML”) 1-3 Year Treasury Index to represent ShortDuration Bond, BC Global Aggregate Bond Index to represent Global Core Bond, the BC 1-10 Year Inflation Protected Securities (“TIPS”) Index to represent Bond Inflation Protection, the BC U.S. High Yield 2% Issuer Cap Index to represent High Yield, the Russell 2500™ Value Index to represent Small-Mid Cap Value, the Russell 2500™ Growth to represent Small-Mid Cap Growth, the MSCI AC World Commodity Producers Index to represent Multi-Asset Real Return and the MSCI ACWI and the S&P® 500 Index to represent Volatility Management.

None of the indices reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Value Index represents the performance of 1,000 large-cap value companies within the U.S. The Russell 1000 Growth Index represents the performance of 1,000 large-cap growth companies within the U.S. The MSCI ACWI ex-U.S. (free float-adjusted, market

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

capitalization weighted) represents the equity market performance of developed and emerging markets, excluding the United States. The MSCI ex-U.S. Growth (free float-adjusted, market capitalization weighted) represents the growth equity market performance of developed and emerging markets, excluding the United States. The MSCI EAFE Index (free float-adjusted, market capitalization weighted) represents the equity market performance of developed markets, excluding the U.S. and Canada. The BofA ML 1-3 Year U.S. Treasury Index represents the performance of U.S. dollar-denominated sovereign debt publicly issued by the U.S. government in its domestic market with a remaining term to final maturity of 1-3 years. The BC Global Aggregate Bond Index represents the performance of global investment-grade developed fixed income markets. The BC 1-10 Year TIPS Index represents the performance of inflation-protected securities issued by the U.S. Treasury. The BC High Yield 2% Issuer Constrained Index is the 2% issuer cap component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The Russell 2500 Value Index represents the performance of 2,500 small to mid-cap value companies within the U.S. The Russell 2500 Growth Index represents the performance of 2,500 small to mid-cap growth companies within the U.S. The MSCI ACWI Commodity Producers Index (free float-adjusted, market capitalization-weighted) is comprised of commodity producer companies based on the Global Industry Classification Standard (“GICS”). MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The S&P 500 Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Strategies.

A Word About Risk

The value of your investment in the Strategy will change with changes in the values of the Strategy’s investments in the Underlying Portfolios. There is no assurance that the Strategy will provide an investor with adequate income at or through retirement. The degree to which the following risks apply varies according to the Strategy’s asset allocation.

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Interest Rate Risk: As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Allocation Risk: Allocating to different types of assets may have a large impact on returns if one of these asset classes significantly underperforms the others.

Foreign (non-U.S.) Risk: Non-US securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Diversification/Focused Portfolio Risk: Portfolios that hold a smaller number of securities may be more volatile than more diversified portfolios, since gains or losses from each security will have a greater impact on the portfolio’s overall value.

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

Leverage Risk: Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility.

Capitalization Size Risk (Small/Mid): Small- and mid-cap stocks are often more volatile than large-cap stocks—smaller companies generally face higher risks due to their limited product lines, markets and financial resources.

These risks are fully discussed in the Strategies’ prospectus.

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8	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2000 Retirement Strategy
Class A	3.97%	2.14%

Class B*	3.55%	1.42%

Class C	3.55%	1.42%

Advisor Class**	4.17%	2.53%

Class R**	3.90%	1.94%

Class K**	3.96%	2.18%

Class I**	4.13%	2.45%

Primary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Secondary Benchmark: S&P 500 Index	13.31%	5.12%

Composite Benchmark†	6.22%	4.66%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	9

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2005 Retirement Strategy
Class A	4.77%	1.36%

Class B*	4.46%	0.65%

Class C	4.46%	0.65%

Advisor Class**	5.07%	1.66%

Class R**	4.69%	1.06%

Class K**	4.83%	1.41%

Class I**	4.99%	1.57%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	7.51%	4.62%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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10	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2010 Retirement Strategy
Class A	5.73%	0.59%

Class B*	5.48%	0.00%

Class C	5.42%	-0.05%

Advisor Class**	6.01%	0.97%

Class R**	5.69%	0.44%

Class K**	5.88%	0.73%

Class I**	5.94%	1.00%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	8.65%	4.35%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	11

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2015 Retirement Strategy
Class A	6.54%	0.00%

Class B*	6.12%	-0.65%

Class C	6.09%	-0.68%

Advisor Class**	6.73%	0.40%

Class R**	6.42%	-0.13%

Class K**	6.58%	0.06%

Class I**	6.67%	0.24%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	9.45%	3.93%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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12	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2020 Retirement Strategy
Class A	6.94%	-0.83%

Class B*	6.61%	-1.52%

Class C	6.52%	-1.58%

Advisor Class**	6.96%	-0.67%

Class R**	6.82%	-1.06%

Class K**	7.03%	-0.82%

Class I**	7.10%	-0.54%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.00%	3.35%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	13

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

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THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2025 Retirement Strategy
Class A	7.60%	-1.74%

Class B*	7.29%	-2.41%

Class C	7.24%	-2.45%

Advisor Class**	7.72%	-1.49%

Class R**	7.49%	-1.84%

Class K**	7.64%	-1.68%

Class I**	7.81%	-1.40%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.52%	2.75%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

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14	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2030 Retirement Strategy
Class A	8.11%	-2.34%

Class B*	7.81%	-2.93%

Class C	7.75%	-2.98%

Advisor Class**	8.33%	-1.99%

Class R**	7.94%	-2.51%

Class K**	8.12%	-2.23%

Class I**	8.19%	-2.05%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.75%	2.28%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	15

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2035 Retirement Strategy
Class A	8.58%	-2.65%

Class B*	8.21%	-3.38%

Class C	8.23%	-3.36%

Advisor Class**	8.76%	-2.43%

Class R**	8.49%	-2.91%

Class K**	8.64%	-2.60%

Class I**	8.82%	-2.42%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.88%	2.02%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

16	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2040 Retirement Strategy
Class A	8.99%	-2.73%

Class B*	8.49%	-3.48%

Class C	8.65%	-3.34%

Advisor Class**	9.07%	-2.50%

Class R**	8.86%	-2.93%

Class K**	8.98%	-2.69%

Class I**	9.14%	-2.41%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.82%	1.80%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†      For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	17

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2045 Retirement Strategy
Class A	9.31%	-2.69%

Class B*	8.82%	-3.36%

Class C	8.87%	-3.34%

Advisor Class**	9.52%	-2.34%

Class R**	9.03%	-2.95%

Class K**	9.31%	-2.56%

Class I**	9.43%	-2.33%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.61%	1.52%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

18	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2050 Retirement Strategy
Class A	9.15%	-2.75%

Class B*	8.88%	-3.34%

Class C	8.94%	-3.39%

Advisor Class**	9.37%	-2.49%

Class R**	9.18%	-2.93%

Class K**	9.25%	-2.60%

Class I**	9.42%	-2.42%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.54%	1.43%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	19

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	NAV Returns
	6 Months	12 Months
AllianceBernstein 2055 Retirement Strategy
Class A	9.45%	-2.87%

Class B*	9.00%	-3.61%

Class C	8.99%	-3.64%

Advisor Class**	9.53%	-2.75%

Class R**	9.30%	-3.04%

Class K**	9.46%	-2.82%

Class I**	9.54%	-2.72%

Primary Benchmark: S&P 500 Index	13.31%	5.12%

Secondary Benchmark: BC U.S. Aggregate Bond Index	2.73%	8.37%

Composite Benchmark†	10.54%	1.43%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. See Note A for additional information.

**  Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

†       For a description of the composite benchmark, please see pages 6-8.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

20	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

EACH UNDERLYING PORTFOLIO* VS. ITS BENCHMARK PERIODS ENDED FEBRUARY 29, 2012	Returns
	6 Months	12 Months
AllianceBernstein U.S. Value Portfolio	12.42%	-0.70%

Russell 1000 Value Index	12.84%	2.18%

AllianceBernstein U.S. Large Cap Growth Portfolio	15.09%	3.03%

Russell 1000 Growth Index	13.76%	7.62%

AllianceBernstein International Value Portfolio	5.42%	-12.66%

Current Benchmark: MSCI AC World Index Ex U.S.	3.97%	-6.10%

Prior Benchmark: MSCI EAFE Index	4.13%	-7.45%

AllianceBernstein International Growth Portfolio	-1.18%	-8.88%

Current Benchmark: MSCI AC World Index Ex U.S.	3.97%	-6.10%

MSCI AC World Index Ex U.S. Growth	2.69%	-5.18%

Prior Benchmark: MSCI EAFE Index	4.13%	-7.45%

MSCI EAFE Growth Index	3.62%	-5.04%

AllianceBernstein Short Duration Bond Portfolio	0.38%	1.53%

ML 1-3 Year Treasury Index	0.02%	1.44%

AllianceBernstein Global Core Bond Portfolio	2.75%	7.90%

Current Benchmark: Barclays Capital Global Aggregate Bond Index (USD Hedged)	2.85%	6.96%

Prior Benchmark: Barclays Capital U.S. Aggregate Index	2.73%	8.37%

AllianceBernstein Bond Inflation Protection Portfolio	3.36%	9.48%

Barclays Capital 1-10 Year TIPS Index	2.84%	9.30%

AllianceBernstein High-Yield Portfolio	7.78%	5.55%

Barclays Capital U.S. High Yield 2% Issuer Cap Index	8.62%	6.92%

AllianceBernstein Small-Mid Cap Value Portfolio	13.93%	-2.98%

Russell 2500 Value Index	12.07%	-0.80%

AllianceBernstein Small-Mid Cap Growth Portfolio	18.66%	9.00%

Russell 2500 Growth Index	13.97%	3.95%

AllianceBernstein Multi-Asset Real Return Portfolio	1.85%	-3.94%

MSCI AC World Commodity Producers Index	4.51%	-8.25%

AllianceBernstein Volatility Management Portfolio	6.02%	-1.55%

Current Benchmark: MSCI AC World Index	7.87%	-1.49%

Prior Benchmark: S&P 500 Index	13.31%	5.12%

*    Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance and Benchmark disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	21

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	2.14%	-2.22%
5 Year	2.02%	1.13%
Since Inception*	4.06%	3.37%

Class B Shares
1 Year	1.42%	-2.58%
5 Year	1.29%	1.29%
Since Inception*	3.32%	3.32%

Class C Shares
1 Year	1.42%	0.42%
5 Year	1.29%	1.29%
Since Inception*	3.32%	3.32%

Advisor Class Shares†
1 Year	2.53%	2.53%
5 Year	2.30%	2.30%
Since Inception*	4.36%	4.36%

Class R Shares†
1 Year	1.94%	1.94%
5 Year	1.80%	1.80%
Since Inception*	3.84%	3.84%

Class K Shares†
1 Year	2.18%	2.18%
5 Year	2.06%	2.06%
Since Inception*	4.11%	4.11%

Class I Shares†
1 Year	2.45%	2.45%
5 Year	2.31%	2.31%
Since Inception*	4.37%	4.37%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.02%, 2.74%, 2.77%, 1.73%, 2.30%, 2.04% and 1.71% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.86%, 1.56%, 1.56%, 0.56%, 1.06%, 0.81% and 0.56% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

22	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2000 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-1.95%
5 Year	0.99%
Since Inception*	3.36%

Class B Shares
1 Year	-2.30%
5 Year	1.13%
Since Inception*	3.30%

Class C Shares
1 Year	0.70%
5 Year	1.13%
Since Inception*	3.30%

Advisor Class Shares†
1 Year	2.72%
5 Year	2.13%
Since Inception*	4.33%

Class R Shares†
1 Year	2.23%
5 Year	1.63%
Since Inception*	3.82%

Class K Shares†
1 Year	2.57%
5 Year	1.92%
Since Inception*	4.10%

Class I Shares†
1 Year	2.65%
5 Year	2.15%
Since Inception*	4.34%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	23

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	1.36%	-2.93%
5 Year	1.63%	0.75%
Since Inception*	3.88%	3.19%

Class B Shares
1 Year	0.65%	-3.31%
5 Year	0.95%	0.95%
Since Inception*	3.17%	3.17%

Class C Shares
1 Year	0.65%	-0.34%
5 Year	0.93%	0.93%
Since Inception*	3.14%	3.14%

Advisor Class Shares†
1 Year	1.66%	1.66%
5 Year	1.96%	1.96%
Since Inception*	4.19%	4.19%

Class R Shares†
1 Year	1.06%	1.06%
5 Year	1.42%	1.42%
Since Inception*	3.65%	3.65%

Class K Shares†
1 Year	1.41%	1.41%
5 Year	1.69%	1.69%
Since Inception*	3.94%	3.94%

Class I Shares†
1 Year	1.57%	1.57%
5 Year	1.95%	1.95%
Since Inception*	4.19%	4.19%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.86%, 2.58%, 2.63%, 1.58%, 2.20%, 1.90% and 1.58% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.92%, 1.62%, 1.62%, 0.62%, 1.12%, 0.87% and 0.62% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

24	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2005 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-2.64%
5 Year	0.58%
Since Inception*	3.20%

Class B Shares
1 Year	-3.03%
5 Year	0.76%
Since Inception*	3.16%

Class C Shares
1 Year	-0.05%
5 Year	0.74%
Since Inception*	3.13%

Advisor Class Shares†
1 Year	2.05%
5 Year	1.77%
Since Inception*	4.18%

Class R Shares†
1 Year	1.45%
5 Year	1.25%
Since Inception*	3.65%

Class K Shares†
1 Year	1.80%
5 Year	1.52%
Since Inception*	3.93%

Class I Shares†
1 Year	1.97%
5 Year	1.77%
Since Inception*	4.18%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	25

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	0.59%	-3.73%
5 Year	1.24%	0.37%
Since Inception*	3.78%	3.10%

Class B Shares
1 Year	0.00%	-3.92%
5 Year	0.56%	0.56%
Since Inception*	3.07%	3.07%

Class C Shares
1 Year	-0.05%	-1.02%
5 Year	0.53%	0.53%
Since Inception*	3.06%	3.06%

Advisor Class Shares†
1 Year	0.97%	0.97%
5 Year	1.56%	1.56%
Since Inception*	4.09%	4.09%

Class R Shares†
1 Year	0.44%	0.44%
5 Year	1.03%	1.03%
Since Inception*	3.57%	3.57%

Class K Shares†
1 Year	0.73%	0.73%
5 Year	1.31%	1.31%
Since Inception*	3.85%	3.85%

Class I Shares†
1 Year	1.00%	1.00%
5 Year	1.57%	1.57%
Since Inception*	4.10%	4.10%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.20%, 1.94%, 1.94%, 0.89%, 1.53%, 1.24% and 0.92% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.94%, 1.64%, 1.64%, 0.64%, 1.14%, 0.89% and 0.64% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

26	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2010 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-3.09%
5 Year	0.18%
Since Inception*	3.12%

Class B Shares
1 Year	-3.54%
5 Year	0.38%
Since Inception*	3.07%

Class C Shares
1 Year	-0.54%
5 Year	0.35%
Since Inception*	3.06%

Advisor Class Shares†
1 Year	1.46%
5 Year	1.39%
Since Inception*	4.10%

Class R Shares†
1 Year	1.02%
5 Year	0.86%
Since Inception*	3.58%

Class K Shares†
1 Year	1.22%
5 Year	1.13%
Since Inception*	3.86%

Class I Shares†
1 Year	1.49%
5 Year	1.39%
Since Inception*	4.11%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	27

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	0.00%	-4.26%
5 Year	0.61%	-0.26%
Since Inception*	3.54%	2.86%

Class B Shares
1 Year	-0.65%	-4.55%
5 Year	-0.10%	-0.10%
Since Inception*	2.83%	2.83%

Class C Shares
1 Year	-0.68%	-1.65%
5 Year	-0.09%	-0.09%
Since Inception*	2.82%	2.82%

Advisor Class Shares†
1 Year	0.40%	0.40%
5 Year	0.92%	0.92%
Since Inception*	3.86%	3.86%

Class R Shares†
1 Year	-0.13%	-0.13%
5 Year	0.41%	0.41%
Since Inception*	3.33%	3.33%

Class K Shares†
1 Year	0.06%	0.06%
5 Year	0.66%	0.66%
Since Inception*	3.59%	3.59%

Class I Shares†
1 Year	0.24%	0.24%
5 Year	0.92%	0.92%
Since Inception*	3.85%	3.85%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.15%, 1.87%, 1.88%, 0.85%, 1.52%, 1.21% and 0.87% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 0.98%, 1.68%, 1.68%, 0.68%, 1.18%, 0.93% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

28	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2015 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-3.62%
5 Year	-0.43%
Since Inception*	2.89%

Class B Shares
1 Year	-3.99%
5 Year	-0.27%
Since Inception*	2.85%

Class C Shares
1 Year	-1.07%
5 Year	-0.28%
Since Inception*	2.85%

Advisor Class Shares†
1 Year	0.98%
5 Year	0.75%
Since Inception*	3.89%

Class R Shares†
1 Year	0.54%
5 Year	0.24%
Since Inception*	3.37%

Class K Shares†
1 Year	0.73%
5 Year	0.49%
Since Inception*	3.62%

Class I Shares†
1 Year	1.01%
5 Year	0.76%
Since Inception*	3.89%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	29

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-0.83%	-5.01%
5 Year	-0.11%	-0.98%
Since Inception*	3.15%	2.47%

Class B Shares
1 Year	-1.52%	-5.40%
5 Year	-0.83%	-0.83%
Since Inception*	2.42%	2.42%

Class C Shares
1 Year	-1.58%	-2.55%
5 Year	-0.81%	-0.81%
Since Inception*	2.44%	2.44%

Advisor Class Shares†
1 Year	-0.67%	-0.67%
5 Year	0.17%	0.17%
Since Inception*	3.45%	3.45%

Class R Shares†
1 Year	-1.06%	-1.06%
5 Year	-0.31%	-0.31%
Since Inception*	2.95%	2.95%

Class K Shares†
1 Year	-0.82%	-0.82%
5 Year	-0.07%	-0.07%
Since Inception*	3.21%	3.21%

Class I Shares†
1 Year	-0.54%	-0.54%
5 Year	0.19%	0.19%
Since Inception*	3.46%	3.46%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.13%, 1.86%, 1.86%, 0.83%, 1.48%, 1.17% and 0.84% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.02%, 1.72%, 1.72%, 0.72%, 1.22%, 0.97% and 0.72% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

30	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2020 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-4.27%
5 Year	-1.14%
Since Inception*	2.53%

Class B Shares
1 Year	-4.74%
5 Year	-0.99%
Since Inception*	2.46%

Class C Shares
1 Year	-1.68%
5 Year	-0.95%
Since Inception*	2.50%

Advisor Class Shares†
1 Year	0.21%
5 Year	0.01%
Since Inception*	3.51%

Class R Shares†
1 Year	-0.19%
5 Year	-0.47%
Since Inception*	3.01%

Class K Shares†
1 Year	-0.05%
5 Year	-0.23%
Since Inception*	3.26%

Class I Shares†
1 Year	0.24%
5 Year	0.02%
Since Inception*	3.50%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	31

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-1.74%	-5.91%
5 Year	-0.64%	-1.49%
Since Inception*	3.15%	2.47%

Class B Shares
1 Year	-2.41%	-6.27%
5 Year	-1.32%	-1.32%
Since Inception*	2.43%	2.43%

Class C Shares
1 Year	-2.45%	-3.42%
5 Year	-1.33%	-1.33%
Since Inception*	2.43%	2.43%

Advisor Class Shares†
1 Year	-1.49%	-1.49%
5 Year	-0.35%	-0.35%
Since Inception*	3.45%	3.45%

Class R Shares†
1 Year	-1.84%	-1.84%
5 Year	-0.81%	-0.81%
Since Inception*	2.96%	2.96%

Class K Shares†
1 Year	-1.68%	-1.68%
5 Year	-0.58%	-0.58%
Since Inception*	3.20%	3.20%

Class I Shares†
1 Year	-1.40%	-1.40%
5 Year	-0.31%	-0.31%
Since Inception*	3.47%	3.47%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.17%, 1.92%, 1.93%, 0.88%, 1.52%, 1.19% and 0.88% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.04%, 1.74%, 1.74%, 0.74%, 1.24%, 0.99% and 0.74% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

32	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2025 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.00%
5 Year	-1.64%
Since Inception*	2.56%

Class B Shares
1 Year	-5.26%
5 Year	-1.47%
Since Inception*	2.50%

Class C Shares
1 Year	-2.37%
5 Year	-1.46%
Since Inception*	2.53%

Advisor Class Shares†
1 Year	-0.53%
5 Year	-0.49%
Since Inception*	3.52%

Class R Shares†
1 Year	-0.89%
5 Year	-0.96%
Since Inception*	3.04%

Class K Shares†
1 Year	-0.63%
5 Year	-0.73%
Since Inception*	3.28%

Class I Shares†
1 Year	-0.45%
5 Year	-0.47%
Since Inception*	3.55%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	33

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.34%	-6.51%
5 Year	-1.01%	-1.86%
Since Inception*	2.65%	1.97%

Class B Shares
1 Year	-2.93%	-6.78%
5 Year	-1.67%	-1.67%
Since Inception*	1.92%	1.92%

Class C Shares
1 Year	-2.98%	-3.94%
5 Year	-1.70%	-1.70%
Since Inception*	1.91%	1.91%

Advisor Class Shares†
1 Year	-1.99%	-1.99%
5 Year	-0.69%	-0.69%
Since Inception*	2.96%	2.96%

Class R Shares†
1 Year	-2.51%	-2.51%
5 Year	-1.20%	-1.20%
Since Inception*	2.47%	2.47%

Class K Shares†
1 Year	-2.23%	-2.23%
5 Year	-0.96%	-0.96%
Since Inception*	2.70%	2.70%

Class I Shares†
1 Year	-2.05%	-2.05%
5 Year	-0.71%	-0.71%
Since Inception*	2.94%	2.94%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.23%, 1.97%, 1.94%, 0.93%, 1.55%, 1.25% and 0.93% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01%, and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at net asset value (NAV) to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

34	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2030 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.33%
5 Year	-1.98%
Since Inception*	2.10%

Class B Shares
1 Year	-5.67%
5 Year	-1.82%
Since Inception*	2.04%

Class C Shares
1 Year	-2.80%
5 Year	-1.85%
Since Inception*	2.03%

Advisor Class Shares†
1 Year	-0.74%
5 Year	-0.83%
Since Inception*	3.07%

Class R Shares†
1 Year	-1.27%
5 Year	-1.33%
Since Inception*	2.59%

Class K Shares†
1 Year	-0.98%
5 Year	-1.09%
Since Inception*	2.82%

Class I Shares†
1 Year	-0.70%
5 Year	-0.83%
Since Inception*	3.07%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	35

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.65%	-6.80%
5 Year	-1.40%	-2.26%
Since Inception*	2.39%	1.71%

Class B Shares
1 Year	-3.38%	-7.21%
5 Year	-2.10%	-2.10%
Since Inception*	1.66%	1.66%

Class C Shares
1 Year	-3.36%	-4.32%
5 Year	-2.08%	-2.08%
Since Inception*	1.67%	1.67%

Advisor Class Shares†
1 Year	-2.43%	-2.43%
5 Year	-1.10%	-1.10%
Since Inception*	2.68%	2.68%

Class R Shares†
1 Year	-2.91%	-2.91%
5 Year	-1.59%	-1.59%
Since Inception*	2.16%	2.16%

Class K Shares†
1 Year	-2.60%	-2.60%
5 Year	-1.35%	-1.35%
Since Inception*	2.43%	2.43%

Class I Shares†
1 Year	-2.42%	-2.42%
5 Year	-1.09%	-1.09%
Since Inception*	2.69%	2.69%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.28%, 2.02%, 2.04%, 0.99%, 1.60%, 1.29% and 0.98% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

36	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2035 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.62%
5 Year	-2.36%
Since Inception*	1.86%

Class B Shares
1 Year	-5.93%
5 Year	-2.20%
Since Inception*	1.81%

Class C Shares
1 Year	-3.09%
5 Year	-2.22%
Since Inception*	1.80%

Advisor Class Shares†
1 Year	-1.09%
5 Year	-1.22%
Since Inception*	2.83%

Class R Shares†
1 Year	-1.57%
5 Year	-1.71%
Since Inception*	2.30%

Class K Shares†
1 Year	-1.36%
5 Year	-1.47%
Since Inception*	2.57%

Class I Shares†
1 Year	-0.98%
5 Year	-1.20%
Since Inception*	2.84%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	37

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.73%	-6.88%
5 Year	-1.37%	-2.22%
Since Inception*	2.57%	1.89%

Class B Shares
1 Year	-3.48%	-7.32%
5 Year	-2.09%	-2.09%
Since Inception*	1.84%	1.84%

Class C Shares
1 Year	-3.34%	-4.30%
5 Year	-2.06%	-2.06%
Since Inception*	1.87%	1.87%

Advisor Class Shares†
1 Year	-2.50%	-2.50%
5 Year	-1.09%	-1.09%
Since Inception*	2.86%	2.86%

Class R Shares†
1 Year	-2.93%	-2.93%
5 Year	-1.58%	-1.58%
Since Inception*	2.37%	2.37%

Class K Shares†
1 Year	-2.69%	-2.69%
5 Year	-1.33%	-1.33%
Since Inception*	2.63%	2.63%

Class I Shares†
1 Year	-2.41%	-2.41%
5 Year	-1.07%	-1.07%
Since Inception*	2.88%	2.88%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.30%, 2.04%, 2.09%, 1.01%, 1.62%, 1.31% and 0.99% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios as 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

38	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2040 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.55%
5 Year	-2.33%
Since Inception*	2.05%

Class B Shares
1 Year	-6.06%
5 Year	-2.19%
Since Inception*	1.99%

Class C Shares
1 Year	-3.01%
5 Year	-2.16%
Since Inception*	2.01%

Advisor Class Shares†
1 Year	-1.00%
5 Year	-1.17%
Since Inception*	3.02%

Class R Shares†
1 Year	-1.52%
5 Year	-1.68%
Since Inception*	2.52%

Class K Shares†
1 Year	-1.37%
5 Year	-1.44%
Since Inception*	2.77%

Class I Shares†
1 Year	-1.00%
5 Year	-1.17%
Since Inception*	3.04%

*	Inception Date: 9/1/05 for all share classes.

†

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	39

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.69%	-6.83%
5 Year	-1.47%	-2.32%
Since Inception*	2.43%	1.75%

Class B Shares
1 Year	-3.36%	-7.20%
5 Year	-2.16%	-2.16%
Since Inception*	1.70%	1.70%

Class C Shares
1 Year	-3.34%	-4.29%
5 Year	-2.17%	-2.17%
Since Inception*	1.69%	1.69%

Advisor Class Shares†
1 Year	-2.34%	-2.34%
5 Year	-1.16%	-1.16%
Since Inception*	2.73%	2.73%

Class R Shares†
1 Year	-2.95%	-2.95%
5 Year	-1.69%	-1.69%
Since Inception*	2.20%	2.20%

Class K Shares†
1 Year	-2.56%	-2.56%
5 Year	-1.42%	-1.42%
Since Inception*	2.48%	2.48%

Class I Shares†
1 Year	-2.33%	-2.33%
5 Year	-1.19%	-1.19%
Since Inception*	2.72%	2.72%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 1.46%, 2.23%, 2.25%, 1.16%, 1.72%, 1.40% and 1.08% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 9/1/05 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

40	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2045 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.65%
5 Year	-2.46%
Since Inception*	1.90%

Class B Shares
1 Year	-6.01%
5 Year	-2.28%
Since Inception*	1.85%

Class C Shares
1 Year	-3.06%
5 Year	-2.27%
Since Inception*	1.84%

Advisor Class Shares†
1 Year	-1.00%
5 Year	-1.27%
Since Inception*	2.88%

Class R Shares†
1 Year	-1.51%
5 Year	-1.79%
Since Inception*	2.36%

Class K Shares†
1 Year	-1.31%
5 Year	-1.55%
Since Inception*	2.61%

Class I Shares†
1 Year	-1.07%
5 Year	-1.30%
Since Inception*	2.86%

*	Inception date: 9/1/05 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	41

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.75%	-6.93%
Since Inception*	-1.56%	-2.46%

Class B Shares
1 Year	-3.34%	-7.08%
Since Inception*	-2.23%	-2.23%

Class C Shares
1 Year	-3.39%	-4.32%
Since Inception*	-2.19%	-2.19%

Advisor Class Shares†
1 Year	-2.49%	-2.49%
Since Inception*	-1.26%	-1.26%

Class R Shares†
1 Year	-2.93%	-2.93%
Since Inception*	-1.75%	-1.75%

Class K Shares†
1 Year	-2.60%	-2.60%
Since Inception*	-1.46%	-1.46%

Class I Shares†
1 Year	-2.42%	-2.42%
Since Inception*	-1.26%	-1.26%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 2.79%, 3.59%, 3.52%, 2.52%, 2.96%, 2.68% and 2.34% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 6/29/07 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

42	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2050 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.51%
Since Inception*	-2.17%

Class B Shares
1 Year	-5.86%
Since Inception*	-1.97%

Class C Shares
1 Year	-2.95%
Since Inception*	-1.93%

Advisor Class Shares†
1 Year	-1.10%
Since Inception*	-0.99%

Class R Shares†
1 Year	-1.65%
Since Inception*	-1.49%

Class K Shares†
1 Year	-1.43%
Since Inception*	-1.21%

Class I Shares†
1 Year	-1.13%
Since Inception*	-0.99%

*	Inception date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	43

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF FEBRUARY 29, 2012
	NAV Returns	SEC Returns

Class A Shares
1 Year	-2.87%	-6.96%
Since Inception*	-2.01%	-2.91%

Class B Shares
1 Year	-3.61%	-7.38%
Since Inception*	-2.69%	-2.69%

Class C Shares
1 Year	-3.64%	-4.58%
Since Inception*	-2.72%	-2.72%

Advisor Class Shares†
1 Year	-2.75%	-2.75%
Since Inception*	-1.77%	-1.77%

Class R Shares†
1 Year	-3.04%	-3.04%
Since Inception*	-2.22%	-2.22%

Class K Shares†
1 Year	-2.82%	-2.82%
Since Inception*	-1.95%	-1.95%

Class I Shares†
1 Year	-2.72%	-2.72%
Since Inception*	-1.71%	-1.71%

The Strategy’s current prospectus fee table shows the Strategy’s total annual operating expense ratios as 8.56%, 9.41%, 9.14%, 9.46%, 7.98%, 7.71% and 7.43% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios to 1.06%, 1.76%, 1.76%, 0.76%, 1.26%, 1.01% and 0.76% for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements extend through the Strategy’s current fiscal year and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The net and gross expenses shown include the total operating expenses of the Strategy and the indirect expenses of the Strategy’s Underlying Portfolios, as based upon the allocation of the Strategy’s assets among the Underlying Portfolios, and may be higher or lower than those shown. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 6/29/07 for all share classes.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

44	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

2055 RETIREMENT STRATEGY

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES) AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
SEC Returns

Class A Shares
1 Year	-5.65%
Since Inception*	-2.62%

Class B Shares
1 Year	-6.05%
Since Inception*	-2.42%

Class C Shares
1 Year	-3.20%
Since Inception*	-2.45%

Advisor Class Shares†
1 Year	-1.27%
Since Inception*	-1.50%

Class R Shares†
1 Year	-1.72%
Since Inception*	-1.95%

Class K Shares†
1 Year	-1.50%
Since Inception*	-1.69%

Class I Shares†
1 Year	-1.29%
Since Inception*	-1.45%

*	Inception date: 6/29/07 for all share classes.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	45

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^ AS OF FEBRUARY 29, 2012
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	-0.70%
5 Year	-3.05%
Since Inception*	1.51%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	3.03%
5 Year	2.64%
Since Inception*	4.60%

AllianceBernstein International Value Portfolio
1 Year	-12.66%
5 Year	-6.95%
Since Inception*	2.08%

AllianceBernstein International Growth Portfolio
1 Year	-8.88%
5 Year	-5.29%
Since Inception*	1.01%

AllianceBernstein Short Duration Bond Portfolio
1 Year	1.53%
5 Year	2.65%
Since Inception*	3.00%

AllianceBernstein Global Core Bond Portfolio
1 Year	7.90%
5 Year	6.97%
Since Inception*	6.28%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	9.48%
5 Year	7.44%
Since Inception*	6.11%

AllianceBernstein High-Yield Portfolio
1 Year	5.55%
5 Year	8.72%
Since Inception*	8.88%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-2.98%
5 Year	3.84%
Since Inception*	6.76%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	9.00%
5 Year	10.12%
Since Inception*	12.23%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	-3.94%
5 Year	-3.63%
Since Inception*	5.20%

AllianceBernstein Volatility Management Portfolio
1 Year	-1.55%
Since Inception**	7.31%

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there may be sales charges in connection with purchases of other AllianceBernstein funds which invest in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. The Underlying Portfolios are not currently offered for direct investment from the general public. The Underlying Portfolios do not bear sales charges or management fees.

See Historical Performance disclosures on pages 6-8.

(Historical Performance continued on next page)

46	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Historical Performance

THE UNDERLYING PORTFOLIOS

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS FOR THE UNDERLYING PORTFOLIOS^ AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
NAV/SEC Returns†

AllianceBernstein U.S. Value Portfolio
1 Year	2.64%
5 Years	-2.69%
Since Inception*	1.99%

AllianceBernstein U.S. Large Cap Growth Portfolio
1 Year	7.22%
5 Years	3.11%
Since Inception*	5.13%

AllianceBernstein International Value Portfolio
1 Year	-10.15%
5 Years	-7.65%
Since Inception*	1.76%

AllianceBernstein International Growth Portfolio
1 Year	-9.49%
5 Years	-5.90%
Since Inception*	0.94%

AllianceBernstein Short Duration Bond Portfolio
1 Year	1.49%
5 Years	2.57%
Since Inception*	2.96%

AllianceBernstein Global Core Bond Portfolio
1 Year	7.50%
5 Years	6.88%
Since Inception*	6.15%

AllianceBernstein Bond Inflation Protection Portfolio
1 Year	8.17%
5 Years	7.21%
Since Inception*	5.97%

AllianceBernstein High-Yield Portfolio
1 Year	5.06%
5 Years	8.64%
Since Inception*	8.74%

AllianceBernstein Small-Mid Cap Value Portfolio
1 Year	-1.57%
5 Years	3.88%
Since Inception*	7.15%

AllianceBernstein Small-Mid Cap Growth Portfolio
1 Year	5.39%
5 Years	9.95%
Since Inception*	12.26%

AllianceBernstein Multi-Asset Real Return Portfolio
1 Year	-6.68%
5 Years	-4.19%
Since Inception*	4.78%

AllianceBernstein Volatility Management Portfolio
1 Year	0.49%
Since Inception**	7.71%

*	Inception date: 5/20/05.

**	Inception date: 4/16/10.

†	These Portfolios are offered at NAV and their SEC returns are the same as their NAV returns. The Underlying Portfolios can be purchased at the relevant NAV without a sales charge or other fee. However, there are sales charges in connection to purchases of other AllianceBernstein share classes invested in these Underlying Portfolios.

^	Please note, shares of the Underlying Portfolios are offered exclusively to mutual funds advised by, and certain institutional clients of, AllianceBernstein that seek a blend of asset classes for investment, like the Strategies. These share classes are not currently offered for direct investment from the general public. The Underlying Portfolios do not contain sales charges or management fees.

See Historical Performance disclosures on pages 6-8.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	47

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Strategy, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Strategy expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Strategy and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Strategy’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Strategy’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Strategy and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Strategy will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Strategies invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

48	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2000 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,039.70	$4.16	0.82%
Hypothetical**	$1,000	$1,020.79	$4.12	0.82%
Class B
Actual	$1,000	$1,035.50	$7.69	1.52%
Hypothetical**	$1,000	$1,017.30	$7.62	1.52%
Class C
Actual	$1,000	$1,035.50	$7.69	1.52%
Hypothetical**	$1,000	$1,017.30	$7.62	1.52%
Advisor Class
Actual	$1,000	$1,041.70	$2.64	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%
Class R
Actual	$1,000	$1,039.00	$5.17	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class K
Actual	$1,000	$1,039.60	$3.90	0.77%
Hypothetical**	$1,000	$1,021.03	$3.87	0.77%
Class I
Actual	$1,000	$1,041.30	$2.64	0.52%
Hypothetical**	$1,000	$1,022.28	$2.61	0.52%

2005 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,047.70	$4.48	0.88%
Hypothetical**	$1,000	$1,020.49	$4.42	0.88%
Class B
Actual	$1,000	$1,044.60	$8.03	1.58%
Hypothetical**	$1,000	$1,017.01	$7.92	1.58%
Class C
Actual	$1,000	$1,044.60	$8.03	1.58%
Hypothetical**	$1,000	$1,017.01	$7.92	1.58%
Advisor Class
Actual	$1,000	$1,050.70	$2.96	0.58%
Hypothetical**	$1,000	$1,021.98	$2.92	0.58%
Class R
Actual	$1,000	$1,046.90	$5.50	1.08%
Hypothetical**	$1,000	$1,019.49	$5.42	1.08%
Class K
Actual	$1,000	$1,048.30	$4.23	0.83%
Hypothetical**	$1,000	$1,020.74	$4.17	0.83%
Class I
Actual	$1,000	$1,049.90	$2.96	0.58%
Hypothetical**	$1,000	$1,021.98	$2.92	0.58%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	49

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2010 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,057.30	$4.60	0.90%
Hypothetical**	$1,000	$1,020.39	$4.52	0.90%
Class B
Actual	$1,000	$1,054.80	$8.17	1.60%
Hypothetical**	$1,000	$1,016.91	$8.02	1.60%
Class C
Actual	$1,000	$1,054.20	$8.17	1.60%
Hypothetical**	$1,000	$1,016.91	$8.02	1.60%
Advisor Class
Actual	$1,000	$1,060.10	$3.07	0.60%
Hypothetical**	$1,000	$1,021.88	$3.02	0.60%
Class R
Actual	$1,000	$1,056.90	$5.63	1.10%
Hypothetical**	$1,000	$1,019.39	$5.52	1.10%
Class K
Actual	$1,000	$1,058.80	$4.35	0.85%
Hypothetical**	$1,000	$1,020.64	$4.27	0.85%
Class I
Actual	$1,000	$1,059.40	$3.07	0.60%
Hypothetical**	$1,000	$1,021.88	$3.02	0.60%

2015 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,065.40	$4.83	0.94%
Hypothetical**	$1,000	$1,020.19	$4.72	0.94%
Class B
Actual	$1,000	$1,061.20	$8.40	1.64%
Hypothetical**	$1,000	$1,016.71	$8.22	1.64%
Class C
Actual	$1,000	$1,060.90	$8.40	1.64%
Hypothetical**	$1,000	$1,016.71	$8.22	1.64%
Advisor Class
Actual	$1,000	$1,067.30	$3.29	0.64%
Hypothetical**	$1,000	$1,021.68	$3.22	0.64%
Class R
Actual	$1,000	$1,064.20	$5.85	1.14%
Hypothetical**	$1,000	$1,019.19	$5.72	1.14%
Class K
Actual	$1,000	$1,065.80	$4.57	0.89%
Hypothetical**	$1,000	$1,020.44	$4.47	0.89%
Class I
Actual	$1,000	$1,066.70	$3.29	0.64%
Hypothetical**	$1,000	$1,021.68	$3.22	0.64%

50	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2020 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,069.40	$5.04	0.98%
Hypothetical**	$1,000	$1,019.99	$4.92	0.98%
Class B
Actual	$1,000	$1,066.10	$8.63	1.68%
Hypothetical**	$1,000	$1,016.51	$8.42	1.68%
Class C
Actual	$1,000	$1,065.20	$8.63	1.68%
Hypothetical**	$1,000	$1,016.51	$8.42	1.68%
Advisor Class
Actual	$1,000	$1,069.60	$3.50	0.68%
Hypothetical**	$1,000	$1,021.48	$3.42	0.68%
Class R
Actual	$1,000	$1,068.20	$6.07	1.18%
Hypothetical**	$1,000	$1,019.00	$5.92	1.18%
Class K
Actual	$1,000	$1,070.30	$4.79	0.93%
Hypothetical**	$1,000	$1,020.24	$4.67	0.93%
Class I
Actual	$1,000	$1,071.00	$3.50	0.68%
Hypothetical**	$1,000	$1,021.48	$3.42	0.68%

2025 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,076.00	$5.16	1.00%
Hypothetical**	$1,000	$1,019.89	$5.02	1.00%
Class B
Actual	$1,000	$1,072.90	$8.76	1.70%
Hypothetical**	$1,000	$1,016.41	$8.52	1.70%
Class C
Actual	$1,000	$1,072.40	$8.76	1.70%
Hypothetical**	$1,000	$1,016.41	$8.52	1.70%
Advisor Class
Actual	$1,000	$1,077.20	$3.62	0.70%
Hypothetical**	$1,000	$1,021.38	$3.52	0.70%
Class R
Actual	$1,000	$1,074.90	$6.19	1.20%
Hypothetical**	$1,000	$1,018.90	$6.02	1.20%
Class K
Actual	$1,000	$1,076.40	$4.90	0.95%
Hypothetical**	$1,000	$1,020.14	$4.77	0.95%
Class I
Actual	$1,000	$1,078.10	$3.62	0.70%
Hypothetical**	$1,000	$1,021.38	$3.52	0.70%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	51

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2030 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,081.10	$5.28	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,078.10	$8.89	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,077.50	$8.88	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,083.30	$3.73	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,079.40	$6.31	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,081.20	$5.02	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,081.90	$3.73	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%

2035 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,085.80	$5.29	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,082.10	$8.90	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,082.30	$8.90	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,087.60	$3.74	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,084.90	$6.32	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,086.40	$5.03	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,088.20	$3.74	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%

52	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2040 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,089.90	$5.30	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,084.90	$8.92	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,086.50	$8.92	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,090.70	$3.74	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,088.60	$6.34	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,089.80	$5.04	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,091.40	$3.74	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%

2045 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,093.10	$5.31	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,088.20	$8.93	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,088.70	$8.93	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,095.20	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,090.30	$6.34	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,093.10	$5.05	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,094.30	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	53

Fund Expenses

FUND EXPENSES

(unaudited)

(continued from previous page)

2050 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,091.50	$5.30	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,088.80	$8.93	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,089.40	$8.94	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,093.70	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,091.80	$6.35	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,092.50	$5.05	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,094.20	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%

2055 Retirement Strategy

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,094.50	$5.31	1.02%
Hypothetical**	$1,000	$1,019.79	$5.12	1.02%
Class B
Actual	$1,000	$1,090.00	$8.94	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Class C
Actual	$1,000	$1,089.90	$8.94	1.72%
Hypothetical**	$1,000	$1,016.31	$8.62	1.72%
Advisor Class
Actual	$1,000	$1,095.30	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
Class R
Actual	$1,000	$1,093.00	$6.35	1.22%
Hypothetical**	$1,000	$1,018.80	$6.12	1.22%
Class K
Actual	$1,000	$1,094.60	$5.05	0.97%
Hypothetical**	$1,000	$1,020.04	$4.87	0.97%
Class I
Actual	$1,000	$1,095.40	$3.75	0.72%
Hypothetical**	$1,000	$1,021.28	$3.62	0.72%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses of the underlying portfolios in which the Strategies invest are not included herein.

**	Assumes 5% return before expenses.

54	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Fund Expenses

2000 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $32,047

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	55

Portfolio Summary

2005 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $29,195

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

56	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2010 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $122,062

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	57

Portfolio Summary

2015 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $265,756

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

58	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2020 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $344,782

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	59

Portfolio Summary

2025 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $280,710

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

60	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2030 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $254,043

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	61

Portfolio Summary

2035 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $177,408

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

62	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2040 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $153,881

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	63

Portfolio Summary

2045 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $110,646

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

64	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2050 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $26,108

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	65

Portfolio Summary

2055 RETIREMENT STRATEGY

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $6,402

*	All data are as of February 29, 2012. The Strategy’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Strategy invests in the Underlying Portfolios. For more details regarding the Strategy’s holdings, including specific breakdowns within the Underlying Portfolios, please refer to pages 233-394. Performance for each of the Underlying Portfolios compared to its benchmark may be found on page 21. Additional performance for the Underlying Portfolios may be found on pages 46-47.

66	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

2000 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.1%
The AllianceBernstein Pooling Portfolios - Fixed Income – 59.1%
Bond Inflation Protection Portfolio	441,998	$4,808,936
Global Core Bond Portfolio	621,054	6,651,484
High-Yield Portfolio	47,863	482,940
Short Duration Bond Portfolio	734,315	7,005,360

		18,948,720

The AllianceBernstein Pooling Portfolios - Equity – 41.0%
International Growth Portfolio	144,022	1,159,380
International Value Portfolio	159,666	1,157,579
Multi-Asset Real Return Portfolio	252,176	2,236,804
Small-Mid Cap Growth Portfolio	21,455	286,640
Small-Mid Cap Value Portfolio	24,280	285,780
U.S. Large Cap Growth Portfolio	125,102	1,521,238
U.S. Value Portfolio	172,035	1,515,624
Volatility Management Portfolio	471,426	4,959,406

		13,122,451

Total Investments – 100.1% (cost $29,517,321)		32,071,171
Other assets less liabilities – (0.1)%		(23,992)

Net Assets – 100.0%		$32,047,179

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	67

2000 Retirement Strategy—Portfolio of Investments

2005 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 50.9%
International Growth Portfolio	173,004	$1,392,681
International Value Portfolio	192,181	1,393,314
Multi-Asset Real Return Portfolio	259,954	2,305,789
Small-Mid Cap Growth Portfolio	28,224	377,069
Small-Mid Cap Value Portfolio	32,039	377,099
U.S. Large Cap Growth Portfolio	143,455	1,744,411
U.S. Value Portfolio	198,009	1,744,465
Volatility Management Portfolio	527,080	5,544,887

		14,879,715

The AllianceBernstein Pooling Portfolios - Fixed Income – 49.3%
Bond Inflation Protection Portfolio	403,940	4,394,864
Global Core Bond Portfolio	477,303	5,111,912
High-Yield Portfolio	116,766	1,178,165
Short Duration Bond Portfolio	387,680	3,698,472

		14,383,413

Total Investments – 100.2% (cost $25,242,498)		29,263,128
Other assets less liabilities – (0.2)%		(68,536)

Net Assets – 100.0%		$29,194,592

See notes to financial statements.

68	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2005 Retirement Strategy—Portfolio of Investments

2010 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.2%
The AllianceBernstein Pooling Portfolios - Equity – 61.1%
International Growth Portfolio	963,128	$7,753,176
International Value Portfolio	1,069,120	7,751,122
Multi-Asset Real Return Portfolio	1,292,682	11,466,087
Small-Mid Cap Growth Portfolio	164,092	2,192,272
Small-Mid Cap Value Portfolio	185,920	2,188,273
U.S. Large Cap Growth Portfolio	771,488	9,381,298
U.S. Value Portfolio	1,062,538	9,360,961
Volatility Management Portfolio	2,322,827	24,436,137

		74,529,326

The AllianceBernstein Pooling Portfolios - Fixed Income – 39.1%
Bond Inflation Protection Portfolio	1,619,779	17,623,194
Global Core Bond Portfolio	1,694,391	18,146,935
High-Yield Portfolio	756,372	7,631,799
Short Duration Bond Portfolio	459,785	4,386,346

		47,788,274

Total Investments – 100.2% (cost $103,758,568)		122,317,600
Other assets less liabilities – (0.2)%		(255,596)

Net Assets – 100.0%		$122,062,004

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	69

2010 Retirement Strategy—Portfolio of Investments

2015 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 101.0%
The AllianceBernstein Pooling Portfolios - Equity – 69.8%
International Growth Portfolio	2,634,951	$21,211,356
International Value Portfolio	2,927,003	21,220,775
Multi-Asset Real Return Portfolio	3,016,004	26,751,952
Small-Mid Cap Growth Portfolio	492,550	6,580,465
Small-Mid Cap Value Portfolio	554,338	6,524,555
U.S. Large Cap Growth Portfolio	2,042,383	24,835,376
U.S. Value Portfolio	2,808,611	24,743,867
Volatility Management Portfolio	5,095,431	53,603,932

		185,472,278

The AllianceBernstein Pooling Portfolios - Fixed Income – 31.2%
Bond Inflation Protection Portfolio	2,712,024	29,506,826
Global Core Bond Portfolio	3,214,973	34,432,366
High-Yield Portfolio	1,871,343	18,881,848

		82,821,040

Total Investments – 101.0% (cost $230,682,478)		268,293,318
Other assets less liabilities – (1.0)%		(2,537,322)

Net Assets – 100.0%		$265,755,996

See notes to financial statements.

70	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2015 Retirement Strategy—Portfolio of Investments

2020 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 101.0%
The AllianceBernstein Pooling Portfolios - Equity – 76.9%
International Growth Portfolio	4,019,773	$32,359,170
International Value Portfolio	4,457,224	32,314,872
Multi-Asset Real Return Portfolio	3,913,684	34,714,376
Small-Mid Cap Growth Portfolio	830,374	11,093,799
Small-Mid Cap Value Portfolio	940,376	11,068,223
U.S. Large Cap Growth Portfolio	3,046,557	37,046,139
U.S. Value Portfolio	4,196,537	36,971,494
Volatility Management Portfolio	6,605,408	69,488,893

		265,056,966

The AllianceBernstein Pooling Portfolios - Fixed Income – 24.1%
Bond Inflation Protection Portfolio	1,918,018	20,868,032
Global Core Bond Portfolio	3,520,631	37,705,956
High-Yield Portfolio	2,423,767	24,455,811

		83,029,799

Total Investments – 101.0% (cost $301,043,792)		348,086,765
Other assets less liabilities – (1.0)%		(3,304,805)

Net Assets – 100.0%		$344,781,960

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	71

2020 Retirement Strategy—Portfolio of Investments

2025 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 84.1%
The AllianceBernstein Pooling Portfolios - Equity – 65.4%
International Growth Portfolio	3,933,042	$31,660,990
International Value Portfolio	4,359,732	31,608,057
Multi-Asset Real Return Portfolio	2,903,337	25,752,598
Small-Mid Cap Growth Portfolio	834,262	11,145,744
Small-Mid Cap Value Portfolio	945,206	11,125,080
U.S. Large Cap Growth Portfolio	2,973,873	36,162,290
U.S. Value Portfolio	4,097,011	36,094,663
Volatility Management Portfolio	4,982,534	52,416,254

		235,965,676

The AllianceBernstein Pooling Portfolios - Fixed Income – 17.0%
Bond Inflation Protection Portfolio	413,917	4,503,418
Global Core Bond Portfolio	2,176,712	23,312,587
High-Yield Portfolio	1,977,644	19,954,434

		47,770,439

Total Investments – 101.1% (cost $244,022,074)		283,736,115
Other assets less liabilities – (1.1)%		(3,025,842)

Net Assets – 100.0%		$280,710,273

See notes to financial statements.

72	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2025 Retirement Strategy—Portfolio of Investments

2030 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 101.6%
The AllianceBernstein Pooling Portfolios - Equity – 89.8%
International Growth Portfolio	4,251,396	$34,223,734
International Value Portfolio	4,711,727	34,160,023
Multi-Asset Real Return Portfolio	2,205,372	19,573,003
Small-Mid Cap Growth Portfolio	899,431	12,034,180
Small-Mid Cap Value Portfolio	1,016,267	12,036,979
U.S. Large Cap Growth Portfolio	3,232,672	39,359,095
U.S. Value Portfolio	4,452,720	39,362,745
Volatility Management Portfolio	3,551,634	37,387,742

		228,137,501

The AllianceBernstein Pooling Portfolios - Fixed Income – 11.8%
Global Core Bond Portfolio	1,398,383	15,027,665
High-Yield Portfolio	1,492,282	15,057,510

		30,085,175

Total Investments – 101.6% (cost $219,604,809)		258,222,676
Other assets less liabilities – (1.6)%		(4,179,375)

Net Assets – 100.0%		$254,043,301

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	73

2030 Retirement Strategy—Portfolio of Investments

2035 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 101.4%
The AllianceBernstein Pooling Portfolios - Equity – 94.3%
International Growth Portfolio	3,407,423	$27,429,755
International Value Portfolio	3,785,098	27,441,962
Multi-Asset Real Return Portfolio	1,173,724	10,410,930
Small-Mid Cap Growth Portfolio	729,775	9,749,793
Small-Mid Cap Value Portfolio	824,455	9,703,827
U.S. Large Cap Growth Portfolio	2,584,816	31,431,365
U.S. Value Portfolio	3,554,537	31,315,473
Volatility Management Portfolio	1,879,337	19,770,622

		167,253,727

The AllianceBernstein Pooling Portfolios - Fixed Income – 7.1%
Global Core Bond Portfolio	841,848	9,016,191
High-Yield Portfolio	358,803	3,620,328

		12,636,519

Total Investments – 101.4% (cost $153,154,817)		179,890,246
Other assets less liabilities – (1.4)%		(2,482,247)

Net Assets – 100.0%		$177,407,999

See notes to financial statements.

74	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2035 Retirement Strategy—Portfolio of Investments

2040 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.7%
The AllianceBernstein Pooling Portfolios - Equity – 95.7%
International Growth Portfolio	3,213,027	$25,864,871
International Value Portfolio	3,554,918	25,773,153
Multi-Asset Real Return Portfolio	874,089	7,753,166
Small-Mid Cap Growth Portfolio	681,284	9,101,950
Small-Mid Cap Value Portfolio	768,769	9,048,410
U.S. Large Cap Growth Portfolio	2,420,848	29,437,518
U.S. Value Portfolio	3,341,040	29,434,563
Volatility Management Portfolio	1,030,839	10,844,421

		147,258,052

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	725,521	7,770,332

Total Investments – 100.7% (cost $128,219,081)		155,028,384
Other assets less liabilities – (0.7)%		(1,147,892)

Net Assets – 100.0%		$153,880,492

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	75

2040 Retirement Strategy—Portfolio of Investments

2045 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.7%
The AllianceBernstein Pooling Portfolios - Equity – 95.6%
International Growth Portfolio	2,449,162	$19,715,755
International Value Portfolio	2,709,777	19,645,881
Multi-Asset Real Return Portfolio	625,311	5,546,513
Small-Mid Cap Growth Portfolio	521,160	6,962,700
Small-Mid Cap Value Portfolio	589,750	6,941,358
U.S. Large Cap Growth Portfolio	1,841,049	22,387,152
U.S. Value Portfolio	2,539,151	22,369,923
Volatility Management Portfolio	211,083	2,220,592

		105,789,874

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.1%
Global Core Bond Portfolio	520,702	5,576,717

Total Investments – 100.7% (cost $93,010,329)		111,366,591
Other assets less liabilities – (0.7)%		(720,146)

Net Assets – 100.0%		$110,646,445

See notes to financial statements.

76	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2045 Retirement Strategy—Portfolio of Investments

2050 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.4%
The AllianceBernstein Pooling Portfolios - Equity – 95.4%
International Growth Portfolio	589,758	$4,747,555
International Value Portfolio	653,159	4,735,401
Multi-Asset Real Return Portfolio	147,400	1,307,438
Small-Mid Cap Growth Portfolio	126,485	1,689,840
Small-Mid Cap Value Portfolio	143,362	1,687,372
U.S. Large Cap Growth Portfolio	442,533	5,381,206
U.S. Value Portfolio	608,555	5,361,368

		24,910,180

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.0%
Global Core Bond Portfolio	122,742	1,314,564

Total Investments – 100.4% (cost $22,141,113)		26,224,744
Other assets less liabilities – (0.4)%		(117,265)

Net Assets – 100.0%		$26,107,479

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	77

2050 Retirement Strategy—Portfolio of Investments

2055 RETIREMENT STRATEGY

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

MUTUAL FUNDS – 100.9%
The AllianceBernstein Pooling Portfolios - Equity – 95.8%
International Growth Portfolio	144,698	$1,164,818
International Value Portfolio	160,737	1,165,343
Multi-Asset Real Return Portfolio	36,338	322,318
Small-Mid Cap Growth Portfolio	31,132	415,926
Small-Mid Cap Value Portfolio	35,341	415,960
U.S. Large Cap Growth Portfolio	109,076	1,326,364
U.S. Value Portfolio	149,997	1,321,473

		6,132,202

The AllianceBernstein Pooling Portfolios - Fixed Income – 5.1%
Global Core Bond Portfolio	30,259	324,077

Total Investments – 100.9% (cost $5,818,143)		6,456,279
Other assets less liabilities – (0.9)%		(54,654)

Net Assets – 100.0%		$6,401,625

See notes to financial statements.

78	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

2055 Retirement Strategy—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

February 29, 2012 (unaudited)

2000 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $29,517,321)	$32,071,171
Receivable for capital stock sold	82,898
Receivable due from Adviser	26,063

Total assets	32,180,132

Liabilities
Registration fee payable	32,423
Payable for investments purchased	28,221
Payable for capital stock redeemed	20,934
Audit fee payable	15,764
Legal fee payable	11,980
Distribution fee payable	6,423
Transfer Agent fee payable	1,831
Accrued expenses	15,377

Total liabilities	132,953

Net Assets	$32,047,179

Composition of Net Assets
Capital stock, at par	$3,042
Additional paid-in capital	31,556,245
Undistributed net investment income	79,208
Accumulated net realized loss on investment transactions	(2,145,166)
Net unrealized appreciation on investments	2,553,850

$32,047,179

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$5,426,016	505,698	$10.73	*

B	$207,693	19,405	$10.70

C	$497,813	46,680	$10.66

Advisor	$264,124	24,535	$10.77

R	$1,447,026	136,446	$10.61

K	$20,286,049	1,935,455	$10.48

I	$3,918,458	373,672	$10.49

*	The maximum offering price per share for Class A shares was $11.21 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	79

Statement of Assets & Liabilities

2005 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $25,242,498)	$29,263,128
Receivable for investments sold	55,993
Receivable due from Adviser	31,523
Receivable for capital stock sold	24,203

Total assets	29,374,847

Liabilities
Payable for capital stock redeemed	91,088
Registration fee payable	32,794
Audit fee payable	16,710
Legal fee payable	11,947
Distribution fee payable	6,811
Transfer Agent fee payable	6,614
Accrued expenses	14,291

Total liabilities	180,255

Net Assets	$29,194,592

Composition of Net Assets
Capital stock, at par	$2,837
Additional paid-in capital	34,311,397
Distributions in excess of net investment income	(18,947)
Accumulated net realized loss on investment transactions	(9,121,325)
Net unrealized appreciation on investments	4,020,630

$29,194,592

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$12,592,497	1,222,641	$10.30	*

B	$322,659	31,307	$10.31

C	$294,795	28,740	$10.26

Advisor	$526,772	50,958	$10.34

R	$2,918,124	284,280	$10.26

K	$10,607,290	1,031,165	$10.29

I	$1,932,455	187,815	$10.29

*	The maximum offering price per share for Class A shares was $10.76 which reflects a sales charge of 4.25%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2010 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $103,758,568)	$122,317,600
Receivable for capital stock sold	219,864
Receivable due from Adviser	9,133

Total assets	122,546,597

Liabilities
Payable for capital stock redeemed	280,960
Payable for investments purchased	71,773
Distribution fee payable	26,581
Transfer Agent fee payable	19,792
Administrative fee payable	17,545
Accrued expenses	67,942

Total liabilities	484,593

Net Assets	$122,062,004

Composition of Net Assets
Capital stock, at par	$11,882
Additional paid-in capital	141,168,017
Undistributed net investment income	60,389
Accumulated net realized loss on investment transactions	(37,737,316)
Net unrealized appreciation on investments	18,559,032

$122,062,004

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$35,790,649	3,490,361	$10.25	*

B	$504,009	49,362	$10.21

C	$2,548,804	250,604	$10.17

Advisor	$11,503,574	1,118,098	$10.29

R	$11,905,195	1,159,073	$10.27

K	$54,464,367	5,294,836	$10.29

I	$5,345,406	519,597	$10.29

*	The maximum offering price per share for Class A shares was $10.70 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	81

Statement of Assets & Liabilities

2015 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $230,682,478)	$268,293,318
Receivable for investments sold	176,149
Receivable for capital stock sold	162,883

Total assets	268,632,350

Liabilities
Payable for capital stock redeemed	2,553,437
Advisory fee payable	90,977
Distribution fee payable	56,322
Transfer Agent fee payable	19,206
Administrative fee payable	17,545
Accrued expenses	138,867

Total liabilities	2,876,354

Net Assets	$265,755,996

Composition of Net Assets
Capital stock, at par	$25,718
Additional paid-in capital	285,419,537
Undistributed net investment income	27,570
Accumulated net realized loss on investment transactions	(57,327,669)
Net unrealized appreciation on investments	37,610,840

$265,755,996

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$68,974,356	6,692,279	$10.31	*

B	$2,033,469	198,416	$10.25

C	$5,502,630	538,445	$10.22

Advisor	$4,840,218	466,860	$10.37

R	$32,575,554	3,154,799	$10.33

K	$107,119,746	10,344,140	$10.36

I	$44,710,023	4,322,673	$10.34

*	The maximum offering price per share for Class A shares was $10.77 which reflects a sales charge of 4.25%.

See notes to financial statements.

82	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2020 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $301,043,792)	$348,086,765
Receivable for capital stock sold	585,931

Total assets	348,672,696

Liabilities
Payable for capital stock redeemed	3,369,360
Payable for investments purchased	165,184
Advisory fee payable	136,118
Distribution fee payable	77,953
Administrative fee payable	17,845
Transfer Agent fee payable	4,749
Accrued expenses	119,527

Total liabilities	3,890,736

Net Assets	$344,781,960

Composition of Net Assets
Capital stock, at par	$33,938
Additional paid-in capital	370,875,182
Undistributed net investment income	246
Accumulated net realized loss on investment transactions	(73,170,379)
Net unrealized appreciation on investments	47,042,973

$344,781,960

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$83,071,203	8,195,048	$10.14	*

B	$1,883,214	187,225	$10.06

C	$5,898,879	585,799	$10.07

Advisor	$6,451,766	633,515	$10.18

R	$44,614,728	4,401,827	$10.14

K	$173,212,919	17,021,288	$10.18

I	$29,649,251	2,913,693	$10.18

*	The maximum offering price per share for Class A shares was $10.59 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	83

Statement of Assets & Liabilities

2025 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $244,022,074)	$283,736,115
Receivable for capital stock sold	515,685

Total assets	284,251,800

Liabilities
Payable for capital stock redeemed	3,184,686
Advisory fee payable	88,235
Distribution fee payable	65,668
Transfer Agent fee payable	45,878
Payable for investments purchased	36,534
Administrative fee payable	17,795
Accrued expenses	102,731

Total liabilities	3,541,527

Net Assets	$280,710,273

Composition of Net Assets
Capital stock, at par	$27,436
Additional paid-in capital	304,506,298
Distributions in excess of net investment income	(120,288)
Accumulated net realized loss on investment transactions	(63,417,214)
Net unrealized appreciation on investments	39,714,041

$280,710,273

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$78,007,377	7,636,745	$10.21	*

B	$1,232,865	121,853	$10.12

C	$4,190,547	413,971	$10.12

Advisor	$4,774,960	465,786	$10.25

R	$40,690,347	3,974,719	$10.24

K	$134,130,419	13,097,471	$10.24

I	$17,683,758	1,725,393	$10.25

*	The maximum offering price per share for Class A shares was $10.66 which reflects a sales charge of 4.25%.

See notes to financial statements.

84	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2030 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $219,604,809)	$258,222,676
Receivable for capital stock sold	788,698

Total assets	259,011,374

Liabilities
Payable for capital stock redeemed	4,319,554
Payable for investments purchased	364,659
Advisory fee payable	103,560
Distribution fee payable	59,984
Administrative fee payable	17,452
Transfer Agent fee payable	11,057
Accrued expenses	91,807

Total liabilities	4,968,073

Net Assets	$254,043,301

Composition of Net Assets
Capital stock, at par	$25,085
Additional paid-in capital	265,474,962
Distributions in excess of net investment income	(293,970)
Accumulated net realized loss on investment transactions	(49,780,643)
Net unrealized appreciation on investments	38,617,867

$254,043,301

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$68,515,787	6,768,006	$10.12	*

B	$1,055,556	105,170	$10.04

C	$4,797,643	478,164	$10.03

Advisor	$4,561,572	448,672	$10.17

R	$41,375,680	4,087,222	$10.12

K	$116,463,778	11,493,788	$10.13

I	$17,273,285	1,704,359	$10.13

*	The maximum offering price per share for Class A shares was $10.57 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	85

Statement of Assets & Liabilities

2035 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $153,154,817)	$179,890,246
Receivable for capital stock sold	453,452
Receivable for investments sold	122,451

Total assets	180,466,149

Liabilities
Payable for capital stock redeemed	2,856,852
Advisory fee payable	47,485
Distribution fee payable	39,717
Administrative fee payable	17,402
Transfer Agent fee payable	1,020
Accrued expenses	95,674

Total liabilities	3,058,150

Net Assets	$177,407,999

Composition of Net Assets
Capital stock, at par	$17,564
Additional paid-in capital	183,693,233
Undistributed net investment income	414,905
Accumulated net realized loss on investment transactions	(33,453,132)
Net unrealized appreciation on investments	26,735,429

$177,407,999

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$47,431,269	4,691,093	$10.11	*

B	$872,303	86,930	$10.03

C	$3,036,804	302,390	$10.04

Advisor	$4,571,085	450,598	$10.14

R	$24,266,399	2,411,113	$10.06

K	$80,477,808	7,965,493	$10.10

I	$16,752,331	1,656,582	$10.11

*	The maximum offering price per share for Class A shares was $10.56 which reflects a sales charge of 4.25%.

See notes to financial statements.

86	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2040 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $128,219,081)	$155,028,384
Receivable for capital stock sold	483,451

Total assets	155,511,835

Liabilities
Payable for capital stock redeemed	1,331,890
Payable for investments purchased	127,102
Distribution fee payable	34,868
Advisory fee payable	20,695
Administrative fee payable	16,402
Transfer Agent fee payable	8,491
Accrued expenses	91,895

Total liabilities	1,631,343

Net Assets	$153,880,492

Composition of Net Assets
Capital stock, at par	$14,918
Additional paid-in capital	152,530,025
Undistributed net investment income	332,200
Accumulated net realized loss on investment transactions	(25,805,954)
Net unrealized appreciation on investments	26,809,303

$153,880,492

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$41,530,546	4,017,174	$10.34	*

B	$901,104	87,888	$10.25

C	$2,744,961	267,136	$10.28

Advisor	$5,169,884	497,886	$10.38

R	$25,343,677	2,462,670	$10.29

K	$62,573,425	6,072,248	$10.30

I	$15,616,895	1,512,540	$10.32

*	The maximum offering price per share for Class A shares was $10.80 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	87

Statement of Assets & Liabilities

2045 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $93,010,329)	$111,366,591
Receivable for capital stock sold	359,570

Total assets	111,726,161

Liabilities
Payable for capital stock redeemed	863,819
Payable for investments purchased	68,254
Distribution fee payable	24,377
Administrative fee payable	16,643
Advisory fee payable	10,709
Transfer Agent fee payable	9,041
Accrued expenses	86,873

Total liabilities	1,079,716

Net Assets	$110,646,445

Composition of Net Assets
Capital stock, at par	$10,965
Additional paid-in capital	107,242,624
Distributions in excess of net investment income	(181,998)
Accumulated net realized loss on investment transactions	(14,781,408)
Net unrealized appreciation on investments	18,356,262

$110,646,445

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$32,038,304	3,161,017	$10.14	*

B	$332,978	33,189	$10.03

C	$1,801,084	179,758	$10.02

Advisor	$6,821,636	670,365	$10.18

R	$18,374,027	1,827,646	$10.05

K	$41,188,488	4,091,611	$10.07

I	$10,089,928	1,001,422	$10.08

*	The maximum offering price per share for Class A shares was $10.59 which reflects a sales charge of 4.25%.

See notes to financial statements.

88	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

2050 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $22,141,113)	$26,224,744
Receivable for capital stock sold	163,540
Receivable due from Adviser	41,912
Receivable for investments sold	4,590

Total assets	26,434,786

Liabilities
Payable for capital stock redeemed	229,707
Registration fee payable	40,330
Transfer Agent fee payable	11,847
Distribution fee payable	4,930
Accrued expenses	40,493

Total liabilities	327,307

Net Assets	$26,107,479

Composition of Net Assets
Capital stock, at par	$3,152
Additional paid-in capital	22,461,318
Distributions in excess of net investment income	(22,281)
Accumulated net realized loss on investment transactions	(418,341)
Net unrealized appreciation on investments	4,083,631

$26,107,479

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$4,380,017	526,194	$8.32	*

B	$32,816	3,974	$8.26

C	$275,170	33,207	$8.29

Advisor	$532,804	63,627	$8.37

R	$3,822,841	462,344	$8.27

K	$11,099,498	1,342,679	$8.27

I	$5,964,333	720,122	$8.28

*	The maximum offering price per share for Class A shares was $8.69 which reflects a sales charge of 4.25%.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	89

Statement of Assets & Liabilities

2055 Retirement Strategy
Assets
Investments in affiliated Underlying Portfolios, at value (cost $5,818,143)	$6,456,279
Receivable for capital stock sold	39,801
Receivable due from Adviser	35,774
Receivable for investments sold	8,310

Total assets	6,540,164

Liabilities
Payable for capital stock redeemed	53,932
Registration fee payable	45,273
Audit fee payable	15,597
Legal fee payable	11,956
Transfer Agent fee payable	1,381
Distribution fee payable	1,291
Accrued expenses	9,109

Total liabilities	138,539

Net Assets	$6,401,625

Composition of Net Assets
Capital stock, at par	$785
Additional paid-in capital	5,738,840
Undistributed net investment income	43,664
Accumulated net realized loss on investment transactions	(19,800)
Net unrealized appreciation on investments	638,136

$6,401,625

Net Asset Value Per Share—36 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value
A	$1,138,184	134,881	$8.44	*

B	$30,566	3,715	$8.23

C	$146,944	17,900	$8.21

Advisor	$94,923	11,183	$8.49

R	$966,533	120,423	$8.03

K	$2,676,731	330,936	$8.09

I	$1,347,744	166,406	$8.10

*	The maximum offering price per share for Class A shares was $8.81 which reflects a sales charge of 4.25%.

See notes to financial statements.

90	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended February 29, 2012 (unaudited)

	2000 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$737,717

Expenses
Advisory fee (see Note B)	$83,585
Distribution fee – Class A	8,761
Distribution fee – Class B	725
Distribution fee – Class C	2,396
Distribution fee – Class R	3,687
Distribution fee – Class K	24,747
Transfer agency – Class A	10,071
Transfer agency – Class B	315
Transfer agency – Class C	1,068
Transfer agency – Advisor Class	434
Transfer agency – Class R	1,917
Transfer agency – Class K	17,391
Transfer agency – Class I	1,155
Registration fees	41,445
Custodian	38,148
Administrative	35,580
Audit	15,005
Legal	13,774
Printing	8,328
Directors’ fees	2,702
Miscellaneous	4,141

Total expenses	315,375

Less: expenses waived and reimbursed by the Adviser (see Note B)	(196,033)

Net expenses		119,342

Net investment income		618,375

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		632,894
Net realized gain distributions from affiliated Underlying Portfolios		383,339
Net change in unrealized appreciation/ depreciation of investments in affiliated Underlying Portfolios		(456,804)

Net gain on investment transactions		559,429

Net Increase in Net Assets from Operations		$1,177,804

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	91

Statement of Operations

	2005 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$770,606

Expenses
Advisory fee (see Note B)	$83,586
Distribution fee – Class A	21,072
Distribution fee – Class B	1,547
Distribution fee – Class C	1,660
Distribution fee – Class R	7,260
Distribution fee – Class K	13,507
Transfer agency – Class A	16,120
Transfer agency – Class B	427
Transfer agency – Class C	477
Transfer agency – Advisor Class	732
Transfer agency – Class R	3,775
Transfer agency – Class K	9,536
Transfer agency – Class I	715
Registration fees	40,932
Custodian	38,148
Administrative	35,580
Audit	14,951
Legal	13,297
Printing	8,153
Directors’ fees	2,693
Miscellaneous	3,978

Total expenses	318,146

Less: expenses waived and reimbursed by the Adviser (see Note B)	(184,954)

Net expenses		133,192

Net investment income		637,414

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		728,914
Net realized gain distributions from affiliated Underlying Portfolios		443,067
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		(398,689)

Net gain on investment transactions		773,292

Net Increase in Net Assets from Operations		$1,410,706

See notes to financial statements.

92	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES
Statement of Operations

	2010 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$3,264,660

Expenses
Advisory fee (see Note B)	$346,016
Distribution fee – Class A	56,261
Distribution fee – Class B	2,518
Distribution fee – Class C	11,588
Distribution fee – Class R	30,274
Distribution fee – Class K	70,584
Transfer agency – Class A	37,597
Transfer agency – Class B	672
Transfer agency – Class C	3,032
Transfer agency – Advisor Class	11,688
Transfer agency – Class R	15,269
Transfer agency – Class K	50,029
Transfer agency – Class I	3,060
Registration fees	43,681
Custodian	38,148
Administrative	35,580
Audit	14,996
Legal	13,794
Printing	4,954
Directors’ fees	2,693
Miscellaneous	4,647

Total expenses	797,081
Less: expenses waived and reimbursed by the Adviser (see Note B)	(248,384)

Net expenses		548,697

Net investment income		2,715,963

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		1,281,264
Net realized gain distributions from affiliated Underlying Portfolios		1,965,791
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		888,899

Net gain on investment transactions		4,135,954

Net Increase in Net Assets from Operations		$6,851,917

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	93

Statement of Operations

	2015 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$6,267,186

Expenses
Advisory fee (see Note B)	$784,179
Distribution fee – Class A	103,668
Distribution fee – Class B	10,020
Distribution fee – Class C	24,631
Distribution fee – Class R	76,230
Distribution fee – Class K	131,072
Transfer agency – Class A	36,689
Transfer agency – Class B	1,395
Transfer agency – Class C	3,404
Transfer agency – Advisor Class	3,009
Transfer agency – Class R	36,344
Transfer agency – Class K	92,207
Transfer agency – Class I	22,814
Registration fees	42,704
Custodian	38,148
Administrative	35,580
Audit	14,988
Legal	13,380
Printing	7,544
Directors’ fees	2,692
Miscellaneous	5,596

Total expenses	1,486,294
Less: expenses waived and reimbursed by the Adviser (see Note B)	(304,216)

Net expenses		1,182,078

Net investment income		5,085,108

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(274,982)
Net realized gain distributions from affiliated Underlying Portfolios		4,394,951
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		6,847,291

Net gain on investment transactions		10,967,260

Net Increase in Net Assets from Operations		$16,052,368

See notes to financial statements.

94	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2020 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$7,246,765

Expenses
Advisory fee (see Note B)	$1,024,758
Distribution fee – Class A	125,907
Distribution fee – Class B	9,266
Distribution fee – Class C	29,093
Distribution fee – Class R	105,458
Distribution fee – Class K	216,452
Transfer agency – Class A	56,225
Transfer agency – Class B	1,624
Transfer agency – Class C	5,117
Transfer agency – Advisor Class	4,716
Transfer agency – Class R	54,838
Transfer agency – Class K	152,739
Transfer agency – Class I	13,946
Registration fees	43,708
Custodian	38,148
Administrative	35,580
Audit	14,988
Legal	13,498
Printing	7,304
Directors’ fees	2,692
Miscellaneous	6,207

Total expenses	1,962,264
Less: expenses waived and reimbursed by the Adviser (see Note B)	(314,695)

Net expenses		1,647,569

Net investment income		5,599,196

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(3,883,829)
Net realized gain distributions from affiliated Underlying Portfolios		6,194,748
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		14,731,957

Net gain on investment transactions		17,042,876

Net Increase in Net Assets from Operations		$22,642,072

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	95

Statement of Operations

	2025 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$5,031,919

Expenses
Advisory fee (see Note B)	$829,893
Distribution fee – Class A	122,483
Distribution fee – Class B	6,013
Distribution fee – Class C	18,926
Distribution fee – Class R	96,356
Distribution fee – Class K	161,823
Transfer agency – Class A	66,415
Transfer agency – Class B	1,295
Transfer agency – Class C	4,350
Transfer agency – Advisor Class	4,041
Transfer agency – Class R	45,619
Transfer agency – Class K	113,693
Transfer agency – Class I	5,132
Registration fees	43,057
Custodian	38,148
Administrative	35,580
Audit	14,980
Legal	13,241
Printing	7,917
Directors’ fees	2,698
Miscellaneous	5,467

Total expenses	1,637,127
Less: expenses waived and reimbursed by the Adviser (see Note B)	(263,317)

Net expenses		1,373,810

Net investment income		3,658,109

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(4,573,778)
Net realized gain distributions from affiliated Underlying Portfolios		5,241,868
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		15,680,743

Net gain on investment transactions		16,348,833

Net Increase in Net Assets from Operations		$20,006,942

See notes to financial statements.

96	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2030 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$4,031,850

Expenses
Advisory fee (see Note B)	$797,988
Distribution fee – Class A	102,188
Distribution fee – Class B	5,296
Distribution fee – Class C	21,974
Distribution fee – Class R	96,032
Distribution fee – Class K	140,230
Transfer agency – Class A	52,294
Transfer agency – Class B	1,123
Transfer agency – Class C	4,773
Transfer agency – Advisor Class	3,510
Transfer agency – Class R	47,027
Transfer agency – Class K	98,561
Transfer agency – Class I	8,387
Registration fees	42,884
Custodian	38,148
Administrative	34,800
Audit	14,940
Legal	13,162
Printing	7,280
Directors’ fees	2,684
Miscellaneous	5,136

Total expenses	1,538,417
Less: expenses waived and reimbursed by the Adviser (see Note B)	(288,772)

Net expenses		1,249,645

Net investment income		2,782,205

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(4,246,737)
Net realized gain distributions from affiliated Underlying Portfolios		4,891,277
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		16,015,152

Net gain on investment transactions		16,659,692

Net Increase in Net Assets from Operations		$19,441,897

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	97

Statement of Operations

	2035 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$2,509,919

Expenses
Advisory fee (see Note B)	$554,597
Distribution fee – Class A	70,338
Distribution fee – Class B	4,001
Distribution fee – Class C	13,653
Distribution fee – Class R	58,601
Distribution fee – Class K	97,748
Transfer agency – Class A	41,360
Transfer agency – Class B	916
Transfer agency – Class C	3,319
Transfer agency – Advisor Class	3,831
Transfer agency – Class R	29,902
Transfer agency – Class K	68,779
Transfer agency – Class I	7,073
Registration fees	42,900
Custodian	38,148
Administrative	34,800
Audit	14,940
Legal	13,713
Printing	7,760
Directors’ fees	2,694
Miscellaneous	4,730

Total expenses	1,113,803
Less: expenses waived and reimbursed by the Adviser (see Note B)	(255,139)

Net expenses		858,664

Net investment income		1,651,255

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(3,515,542)
Net realized gain distributions from affiliated Underlying Portfolios		3,669,714
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		12,606,634

Net gain on investment transactions		12,760,806

Net Increase in Net Assets from Operations		$14,412,061

See notes to financial statements.

98	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2040 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$2,069,772

Expenses
Advisory fee (see Note B)	$475,296
Distribution fee – Class A	62,014
Distribution fee – Class B	4,088
Distribution fee – Class C	12,346
Distribution fee – Class R	58,484
Distribution fee – Class K	76,063
Transfer agency – Class A	61,836
Transfer agency – Class B	1,467
Transfer agency – Class C	5,249
Transfer agency – Advisor Class	7,289
Transfer agency – Class R	28,235
Transfer agency – Class K	53,603
Transfer agency – Class I	6,266
Registration fees	42,888
Custodian	38,148
Administrative	34,800
Audit	14,940
Legal	13,497
Printing	3,720
Directors’ fees	2,686
Miscellaneous	4,557

Total expenses	1,007,472
Less: expenses waived and reimbursed by the Adviser (see Note B)	(267,995)

Net expenses		739,477

Net investment income		1,330,295

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(2,059,764)
Net realized gain distributions from affiliated Underlying Portfolios		3,275,826
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		10,433,646

Net gain on investment transactions		11,649,708

Net Increase in Net Assets from Operations		$12,980,003

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	99

Statement of Operations

	2045 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$1,439,440

Expenses
Advisory fee (see Note B)	$332,524
Distribution fee – Class A	48,925
Distribution fee – Class B	1,511
Distribution fee – Class C	8,398
Distribution fee – Class R	42,873
Distribution fee – Class K	48,018
Transfer agency – Class A	39,844
Transfer agency – Class B	510
Transfer agency – Class C	2,910
Transfer agency – Advisor Class	7,601
Transfer agency – Class R	19,720
Transfer agency – Class K	33,629
Transfer agency – Class I	2,869
Registration fees	41,734
Custodian	38,148
Administrative	34,800
Audit	14,972
Legal	13,894
Printing	4,770
Directors’ fees	2,696
Miscellaneous	4,537

Total expenses	744,883
Less: expenses waived and reimbursed by the Adviser (see Note B)	(226,825)

Net expenses		518,058

Net investment income		921,382

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized loss on sale of affiliated Underlying Portfolio shares		(2,010,480)
Net realized gain distributions from affiliated Underlying Portfolios		2,239,690
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		8,123,721

Net gain on investment transactions		8,352,931

Net Increase in Net Assets from Operations		$9,274,313

See notes to financial statements.

100	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

	2050 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$308,851

Expenses
Advisory fee (see Note B)	$72,058
Distribution fee – Class A	6,128
Distribution fee – Class B	150
Distribution fee – Class C	1,424
Distribution fee – Class R	8,117
Distribution fee – Class K	13,942
Transfer agency – Class A	17,848
Transfer agency – Class B	148
Transfer agency – Class C	1,213
Transfer agency – Advisor Class	2,186
Transfer agency – Class R	4,221
Transfer agency – Class K	10,982
Transfer agency – Class I	1,231
Registration fees	39,810
Custodian	38,149
Administrative	34,800
Audit	14,972
Legal	14,179
Printing	12,938
Directors’ fees	2,696
Miscellaneous	4,678

Total expenses	301,870
Less: expenses waived and reimbursed by the Adviser (see Note B)	(192,290)

Net expenses		109,580

Net investment income		199,271

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		48,797
Net realized gain distributions from affiliated Underlying Portfolios		499,420
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		1,437,831

Net gain on investment transactions		1,986,048

Net Increase in Net Assets from Operations		$2,185,319

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	101

Statement of Operations

	2055 Retirement Strategy
Investment Income
Income distributions from affiliated Underlying Portfolios		$71,573

Expenses
Advisory fee (see Note B)	$17,089
Distribution fee – Class A	1,466
Distribution fee – Class B	134
Distribution fee – Class C	478
Distribution fee – Class R	2,054
Distribution fee – Class K	3,342
Transfer agency – Class A	9,493
Transfer agency – Class B	268
Transfer agency – Class C	1,073
Transfer agency – Advisor Class	885
Transfer agency – Class R	1,068
Transfer agency – Class K	2,364
Transfer agency – Class I	233
Registration fees	44,752
Custodian	38,148
Administrative	34,800
Audit	14,972
Legal	14,015
Printing	9,498
Directors’ fees	2,696
Miscellaneous	4,637

Total expenses	203,465
Less: expenses waived and reimbursed by the Adviser (see Note B)	(177,062)

Net expenses		26,403

Net investment income		45,170

Realized and Unrealized Gain on Investment Transactions
Net realized gain on sale of affiliated Underlying Portfolio shares		15,771
Net realized gain distributions from affiliated Underlying Portfolios		115,956
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios		379,395

Net gain on investment transactions		511,122

Net Increase in Net Assets from Operations		$556,292

See notes to financial statements.

102	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	2000 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$618,375	$784,897
Net realized gain on sale of affiliated Underlying Portfolio shares	632,894	1,034,420
Net realized gain distributions from affiliated Underlying Portfolios	383,339	115,688
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(456,804)	860,105

Net increase in net assets from operations	1,177,804	2,795,110
Dividends to Shareholders from
Net investment income
Class A	(143,095)	(166,738)
Class B	(1,478)	(3,288)
Class C	(6,455)	(14,936)
Advisor Class	(6,390)	(9,591)
Class R	(28,083)	(69,626)
Class K	(495,446)	(549,714)
Class I	(47,866)	(50,202)
Capital Stock Transactions
Net increase (decrease)	1,396,812	(1,132,983)

Total increase	1,845,803	798,032
Net Assets
Beginning of period	30,201,376	29,403,344

End of period (including undistributed net investment income of $79,208 and $189,646, respectively)	$32,047,179	$30,201,376

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	103

Statement of Changes in Net Assets

	2005 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$637,414	$980,363
Net realized gain on sale of affiliated Underlying Portfolio shares	728,914	1,549,913
Net realized gain distributions from affiliated Underlying Portfolios	443,067	161,554
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	(398,689)	1,513,105

Net increase in net assets from operations	1,410,706	4,204,935
Dividends to Shareholders from
Net investment income
Class A	(346,240)	(627,180)
Class B	(5,210)	(8,245)
Class C	(7,016)	(6,181)
Advisor Class	(18,943)	(14,418)
Class R	(62,999)	(97,183)
Class K	(296,092)	(330,009)
Class I	(27,140)	(13,423)
Capital Stock Transactions
Net decrease	(2,431,964)	(10,402,385)

Total decrease	(1,784,898)	(7,294,089)
Net Assets
Beginning of period	30,979,490	38,273,579

End of period (including distributions in excess of net investment income of ($18,947) and undistributed net investment income of $107,279, respectively)	$29,194,592	$30,979,490

See notes to financial statements.

104	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2010 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase in Net Assets from Operations
Net investment income	$2,715,963	$4,557,847
Net realized gain on sale of affiliated Underlying Portfolio shares	1,281,264	1,204,806
Net realized gain distributions from affiliated Underlying Portfolios	1,965,791	716,960
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	888,899	14,134,396

Net increase in net assets from operations	6,851,917	20,614,009
Dividends to Shareholders from
Net investment income
Class A	(1,000,258)	(1,706,787)
Class B	(9,392)	(14,645)
Class C	(55,821)	(48,552)
Advisor Class	(327,256)	(456,524)
Class R	(273,546)	(386,463)
Class K	(1,573,287)	(2,081,233)
Class I	(160,556)	(245,050)
Capital Stock Transactions
Net decrease	(15,821,273)	(42,147,465)

Total decrease	(12,369,472)	(26,472,710)
Net Assets
Beginning of period	134,431,476	160,904,186

End of period (including undistributed net investment income of $60,389 and $744,542, respectively)	$122,062,004	$134,431,476

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	105

Statement of Changes in Net Assets

	2015 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,085,108	$8,234,688
Net realized loss on sale of affiliated Underlying Portfolio shares	(274,982)	(2,741,250)
Net realized gain distributions from affiliated Underlying Portfolios	4,394,951	1,322,254
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	6,847,291	32,064,683

Net increase in net assets from operations	16,052,368	38,880,375
Dividends to Shareholders from
Net investment income
Class A	(1,691,828)	(2,691,668)
Class B	(36,538)	(49,253)
Class C	(109,470)	(79,245)
Advisor Class	(129,879)	(393,906)
Class R	(596,848)	(1,076,712)
Class K	(2,621,021)	(3,233,318)
Class I	(1,199,435)	(1,311,504)
Capital Stock Transactions
Net decrease	(24,731,186)	(39,727,467)

Total decrease	(15,063,837)	(9,682,698)
Net Assets
Beginning of period	280,819,833	290,502,531

End of period (including undistributed net investment income of $27,570 and $1,327,481, respectively)	$265,755,996	$280,819,833

See notes to financial statements.

106	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2020 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,599,196	$9,977,247
Net realized loss on sale of affiliated Underlying Portfolio shares	(3,883,829)	(6,552,436)
Net realized gain distributions from affiliated Underlying Portfolios	6,194,748	1,671,964
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	14,731,957	45,897,075

Net increase in net assets from operations	22,642,072	50,993,850
Dividends to Shareholders from
Net investment income
Class A	(1,820,950)	(3,052,445)
Class B	(26,566)	(40,206)
Class C	(83,346)	(108,767)
Advisor Class	(156,610)	(381,402)
Class R	(745,446)	(1,207,396)
Class K	(3,900,377)	(4,964,092)
Class I	(626,608)	(773,509)
Capital Stock Transactions
Net decrease	(31,169,843)	(53,736,080)

Total decrease	(15,887,674)	(13,270,047)
Net Assets
Beginning of period	360,669,634	373,939,681

End of period (including undistributed net investment income of $246 and $1,760,953, respectively)	$344,781,960	$360,669,634

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	107

Statement of Changes in Net Assets

	2025 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,658,109	$7,783,656
Net realized loss on sale of affiliated Underlying Portfolio shares	(4,573,778)	(9,075,643)
Net realized gain distributions from affiliated Underlying Portfolios	5,241,868	1,214,506
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	15,680,743	43,163,984

Net increase in net assets from operations	20,006,942	43,086,503
Dividends to Shareholders from
Net investment income
Class A	(1,519,249)	(2,892,298)
Class B	(14,375)	(25,640)
Class C	(47,439)	(71,679)
Advisor Class	(94,625)	(274,208)
Class R	(580,730)	(1,043,083)
Class K	(2,616,919)	(3,417,444)
Class I	(321,127)	(433,104)
Capital Stock Transactions
Net decrease	(32,240,348)	(44,457,374)

Total decrease	(17,427,870)	(9,528,327)
Net Assets
Beginning of period	298,138,143	307,666,470

End of period (including distributions in excess of net investment income of ($120,288) and undistributed net investment income of $1,416,067, respectively)	$280,710,273	$298,138,143

See notes to financial statements.

108	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2030 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,782,205	$5,939,684
Net realized loss on sale of affiliated Underlying Portfolio shares	(4,246,737)	(9,616,304)
Net realized gain distributions from affiliated Underlying Portfolios	4,891,277	804,874
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	16,015,152	41,820,711

Net increase in net assets from operations	19,441,897	38,948,965
Dividends to Shareholders from
Net investment income
Class A	(1,145,074)	(1,984,492)
Class B	(9,218)	(16,551)
Class C	(39,986)	(66,408)
Advisor Class	(83,483)	(199,484)
Class R	(510,162)	(799,913)
Class K	(1,988,137)	(2,725,822)
Class I	(287,237)	(335,587)
Capital Stock Transactions
Net decrease	(20,216,740)	(44,555,677)

Total decrease	(4,838,140)	(11,734,969)
Net Assets
Beginning of period	258,881,441	270,616,410

End of period (including distributions in excess of net investment income of ($293,970) and undistributed net investment income of $987,122, respectively)	$254,043,301	$258,881,441

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	109

Statement of Changes in Net Assets

	2035 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,651,255	$3,274,485
Net realized loss on sale of affiliated Underlying Portfolio shares	(3,515,542)	(8,358,290)
Net realized gain distributions from affiliated Underlying Portfolios	3,669,714	425,690
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	12,606,634	30,066,534

Net increase in net assets from operations	14,412,061	25,408,419
Dividends to Shareholders from
Net investment income
Class A	(630,073)	(1,038,884)
Class B	(5,806)	(7,965)
Class C	(17,317)	(28,993)
Advisor Class	(70,786)	(128,461)
Class R	(222,596)	(429,191)
Class K	(1,181,350)	(1,473,894)
Class I	(202,487)	(205,247)
Capital Stock Transactions
Net decrease	(15,897,723)	(21,894,367)

Total increase (decrease)	(3,816,077)	201,417
Net Assets
Beginning of period	181,224,076	181,022,659

End of period (including undistributed net investment income of $414,905 and $1,094,065, respectively)	$177,407,999	$181,224,076

See notes to financial statements.

110	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

	2040 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,330,295	$2,665,124
Net realized loss on sale of affiliated Underlying Portfolio shares	(2,059,764)	(8,219,680)
Net realized gain distributions from affiliated Underlying Portfolios	3,275,826	217,495
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	10,433,646	28,465,352

Net increase in net assets from operations	12,980,003	23,128,291
Dividends to Shareholders from
Net investment income
Class A	(524,120)	(895,318)
Class B	(5,106)	(7,254)
Class C	(12,026)	(24,261)
Advisor Class	(78,203)	(115,241)
Class R	(221,398)	(377,223)
Class K	(894,407)	(1,177,581)
Class I	(172,627)	(186,447)
Capital Stock Transactions
Net decrease	(9,395,573)	(25,735,108)

Total increase (decrease)	1,676,543	(5,390,142)
Net Assets
Beginning of period	152,203,949	157,594,091

End of period (including undistributed net investment income of $332,200 and $909,792, respectively)	$153,880,492	$152,203,949

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	111

Statement of Changes in Net Assets

	2045 Retirement Strategy
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$921,382	$1,719,893
Net realized loss on sale of affiliated Underlying Portfolio shares	(2,010,480)	(5,196,332)
Net realized gain distributions from affiliated Underlying Portfolios	2,239,690	29,132
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	8,123,721	17,750,959

Net increase in net assets from operations	9,274,313	14,303,652
Dividends to Shareholders from
Net investment income
Class A	(411,744)	(607,796)
Class B	(1,968)	(2,380)
Class C	(11,675)	(11,981)
Advisor Class	(105,245)	(102,799)
Class R	(171,775)	(268,413)
Class K	(610,886)	(671,669)
Class I	(70,960)	(86,414)
Capital Stock Transactions
Net decrease	(4,819,764)	(7,445,964)

Total increase	3,070,296	5,106,236
Net Assets
Beginning of period	107,576,149	102,469,913

End of period (including distributions in excess of net investment income of ($181,998) and undistributed net investment income of $280,873, respectively)	$110,646,445	$107,576,149

See notes to financial statements.

112	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

2050 Retirement Strategy
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase in Net Assets from Operations
Net investment income	$199,271	$294,430
Net realized gain on sale of affiliated Underlying Portfolio shares	48,797	954,621
Net realized gain distributions from affiliated Underlying Portfolios	499,420	2,005
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	1,437,831	1,026,132

Net increase in net assets from operations	2,185,319	2,277,188
Dividends and Distributions to Shareholders from
Net investment income
Class A	(35,789)	(78,953)
Class B	(51)	(293)
Class C	– 0	–	(2,563)
Advisor Class	(5,244)	(19,667)
Class R	(20,755)	(49,324)
Class K	(142,619)	(190,371)
Class I	(17,094)	(19,753)
Net realized gain on investment transactions
Class A	(105,898)	(35,019)
Class B	(842)	(201)
Class C	(6,317)	(1,762)
Advisor Class	(12,312)	(7,512)
Class R	(86,214)	(19,658)
Class K	(362,419)	(65,852)
Class I	(34,507)	(6,138)
Capital Stock Transactions
Net increase	3,141,968	2,171,988

Total increase	4,497,226	3,952,110
Net Assets
Beginning of period	21,610,253	17,658,143

End of period (including distributions in excess of net investment income of ($22,281) and undistributed net investment income of $0, respectively)	$26,107,479	$21,610,253

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	113

Statement of Changes in Net Assets

2055 Retirement Strategy
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011
Increase in Net Assets from Operations
Net investment income	$45,170	$65,227
Net realized gain on sale of affiliated Underlying Portfolio shares	15,771	249,976
Net realized gain distributions from affiliated Underlying Portfolios	115,956	447
Net change in unrealized appreciation/depreciation of investments in affiliated Underlying Portfolios	379,395	166,769

Net increase in net assets from operations	556,292	482,419
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(4,586)
Class C	(111)	– 0	–
Advisor Class	– 0	–	(1,223)
Class R	(2,465)	(11,681)
Class K	(15,992)	(47,050)
Class I	(1,194)	(1,727)
Net realized gain on investment transactions
Class A	(18,929)	– 0	–
Class B	(570)	– 0	–
Class C	(2,526)	– 0	–
Advisor Class	(1,756)	– 0	–
Class R	(17,043)	– 0	–
Class K	(66,913)	– 0	–
Class I	(3,581)	– 0	–
Capital Stock Transactions
Net increase	1,018,392	629,892

Total increase	1,443,604	1,046,044
Net Assets
Beginning of period	4,958,021	3,911,977

End of period (including undistributed net investment income of $43,664 and $18,256, respectively)	$6,401,625	$4,958,021

See notes to financial statements.

114	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

February 29, 2012 (unaudited)

NOTE A

Significant Accounting Policies

The AllianceBernstein Retirement Strategies (the “Strategies”) commenced operations on September 1, 2005 and each is a portfolio of the AllianceBernstein Blended Style Series, Inc. (the “Company”). The Company was organized as a Maryland corporation on April 24, 2002 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Company operates as a series company currently comprised of 12 portfolios, which are the twelve Strategies. The AllianceBernstein Blended Style Series Global Blend Portfolio and AllianceBernstein Blended Style Series U.S. Large Cap Portfolio, each formerly a series of the Company, ceased operations on November 24, 2008 and August 16, 2011, respectively. Each fund is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AllianceBernstein 2000 Retirement Strategy, AllianceBernstein 2005 Retirement Strategy, AllianceBernstein 2010 Retirement Strategy, AllianceBernstein 2015 Retirement Strategy, AllianceBernstein 2020 Retirement Strategy, AllianceBernstein 2025 Retirement Strategy, AllianceBernstein 2030 Retirement Strategy, AllianceBernstein 2035 Retirement Strategy, AllianceBernstein 2040 Retirement Strategy, AllianceBernstein 2045 Retirement Strategy, AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy (each a “Strategy” together, the “Strategies”). The AllianceBernstein 2050 Retirement Strategy and AllianceBernstein 2055 Retirement Strategy commenced operations on June 29, 2007. The Strategies offer Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Strategy to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AllianceBernstein Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Strategies’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	115

Notes to Financial Statements

rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Strategies invest primarily in a combination of portfolios of The AllianceBernstein Pooling Portfolios (the “Underlying Portfolios”) representing a variety of asset classes and investment styles that are managed by AllianceBernstein L.P. (the “Adviser”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Strategies.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategies would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategies. Unobservable inputs reflect the Strategies’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategies’ own assumptions in determining the fair value of investments)

116	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

The following table summarizes the valuation of the Strategies’ investments by the above fair value hierarchy levels as of February 29, 2012:

Investments in Underlying Portfolios	Level 1	Level 2			Level 3			Total
2000 Retirement Strategy
Mutual Funds Investment Companies	$32,071,171	$	– 0	–	$	– 0	–	$32,071,171

2005 Retirement Strategy
Mutual Funds Investment Companies	29,263,128		– 0	–		– 0	–	29,263,128

2010 Retirement Strategy
Mutual Funds Investment Companies	122,317,600		– 0	–		– 0	–	122,317,600

2015 Retirement Strategy
Mutual Funds Investment Companies	268,293,318		– 0	–		– 0	–	268,293,318

2020 Retirement Strategy
Mutual Funds Investment Companies	348,086,765		– 0	–		– 0	–	348,086,765

2025 Retirement Strategy
Mutual Funds Investment Companies	283,736,115		– 0	–		– 0	–	283,736,115

2030 Retirement Strategy
Mutual Funds Investment Companies	258,222,676		– 0	–		– 0	–	258,222,676

2035 Retirement Strategy
Mutual Funds Investment Companies	179,890,246		– 0	–		– 0	–	179,890,246

2040 Retirement Strategy
Mutual Funds Investment Companies	155,028,384		– 0	–		– 0	–	155,028,384

2045 Retirement Strategy
Mutual Funds Investment Companies	111,366,591		– 0	–		– 0	–	111,366,591

2050 Retirement Strategy
Mutual Funds Investment Companies	26,224,744		– 0	–		– 0	–	26,224,744

2055 Retirement Strategy
Mutual Funds Investment Companies	6,456,279		– 0	–		– 0	–	6,456,279

3. Taxes

It is each Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategies’ tax

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	117

Notes to Financial Statements

positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategies’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Strategies are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged to each Strategy in proportion to its net assets. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategies currently pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Strategy	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
2000, 2005 and 2010	0.55%	0.45%	0.40%
2015, 2020 and 2025(a)	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050 and 2055	0.65%	0.55%	0.50%

(a)	Prior to October 1, 2010, Strategy 2025’s advisory fee rates were 0.65%, 0.55% and 0.50% of the asset levels described above, respectively.

Such fees are accrued daily and paid monthly.

118	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (including expenses of the Underlying Portfolios) as follows:

	Effective March 1, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	0.86%	1.56%	1.56%	0.56%	1.06%	0.81%	0.56%
2005	0.92%	1.62%	1.62%	0.62%	1.12%	0.87%	0.62%
2010	0.94%	1.64%	1.64%	0.64%	1.14%	0.89%	0.64%
2015	0.98%	1.68%	1.68%	0.68%	1.18%	0.93%	0.68%
2020	1.02%	1.72%	1.72%	0.72%	1.22%	0.97%	0.72%
2025	1.04%	1.74%	1.74%	0.74%	1.24%	0.99%	0.74%
2030	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2035	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2040	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2045	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2050(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%
2055(a)	1.06%	1.76%	1.76%	0.76%	1.26%	1.01%	0.76%

(a)	Effective June 29, 2007.

For the six months ended February 29, 2012, such waivers and reimbursement amounted to:

Strategy	Amount	Strategy	Amount
2000	$160,453	2030	$288,772
2005	149,374	2035	255,139
2010	248,384	2040	267,995
2015	304,216	2045	226,825
2020	314,695	2050	157,490
2025	263,317	2055	142,262

Pursuant to the investment advisory agreement, the Strategies may reimburse the Adviser for certain legal and accounting services provided to the Strategies by the Adviser. For the six months ended February 29, 2012, such fees amounted to:

Strategy	Administrative Fees
2000	$35,580
2005	35,580
2010	35,580
2015	35,580
2020	35,580
2025	35,580
2030	34,800
2035	34,800
2040	34,800
2045	34,800
2050	34,800
2055	34,800

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	119

Notes to Financial Statements

For the six months ended February 29, 2012 the Adviser voluntarily agreed to waive such fees for the following Strategies:

Strategy	Administrative Fees
2000	$35,580
2005	35,580
2050	34,800
2055	34,800

The Strategies compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategies. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended February 29, 2012, such compensation retained by ABIS was as follows:

Strategy	Amount	Strategy	Amount
2000	$17,730	2030	$52,195
2005	8,864	2035	62,475
2010	26,546	2040	32,942
2015	47,525	2045	23,022
2020	69,838	2050	7,626
2025	55,296	2055	8,775

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategies’ shares. The Distributor has advised the Strategies that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Strategy for the six months ended February 29, 2012 as follows:

	Front-End Sales Charges	Contingent Deferred Sales Charges
Strategy	Class A	Class A	Class B			Class C
2000	$6	$465	$	– 0	–	$	– 0	–
2005	176	1,283		– 0	–		9
2010	193	1,750		68			– 0	–
2015	1,048	12,526		599			59
2020	669	5,945		365			320
2025	666	11,371		474			83
2030	765	7,834		794			81
2035	261	8,598		40			– 0	–
2040	137	7,476		150			49
2045	274	10,385		– 0	–		114
2050	67	969		– 0	–		12
2055	24	106		– 0	–		– 0	–

120	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

NOTE C

Distribution Services Agreement

The Strategies have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the average daily net assets attributable to Class A shares, 1% of the average daily net assets attributable to both Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Strategies’ operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by each Strategy for Class B, Class C, Class R and Class K as follows:

Strategy	Class B	Class C	Class R	Class K
2000	$61,613	$119,085	$347,962	$1,348,981
2005	74,259	130,559	355,867	699,080
2010	56,899	130,121	526,974	1,024,367
2015	96,632	122,447	666,183	1,188,979
2020	99,175	141,059	777,465	1,558,254
2025	69,175	114,299	702,928	1,479,562
2030	84,561	145,151	747,497	1,358,247
2035	84,358	118,627	571,297	1,242,985
2040	122,332	98,393	630,472	1,041,824
2045	78,125	101,016	569,364	904,689
2050	7,292	28,475	502,658	489,395
2055	23,144	71,643	220,547	671,065

While such costs may be recovered from the Strategies in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategies’ shares.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	121

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the six months ended February 29, 2012 were as follows:

Strategy	Purchases	Sales
2000	$8,851,228	$7,067,833
2005	4,711,677	6,823,436
2010	15,108,269	29,695,287
2015	34,633,955	54,531,559
2020	40,949,283	65,647,356
2025	36,821,646	63,090,160
2030	37,503,050	51,059,954
2035	31,004,596	41,693,550
2040	27,307,079	33,589,195
2045	22,734,989	25,319,857
2050	7,976,365	4,871,052
2055	2,114,080	1,115,400

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized				Net Unrealized Appreciation
Strategy	Appreciation	(Depreciation)
2000	$2,553,850	$	– 0	–	$2,553,850
2005	4,020,630		– 0	–	4,020,630
2010	18,559,032		– 0	–	18,559,032
2015	37,610,840		– 0	–	37,610,840
2020	47,042,973		– 0	–	47,042,973
2025	39,986,156		(272,115)		39,714,041
2030	38,617,867		– 0	–	38,617,867
2035	26,735,429		– 0	–	26,735,429
2040	26,809,303		– 0	–	26,809,303
2045	18,356,262		– 0	–	18,356,262
2050	4,083,631		– 0	–	4,083,631
2055	638,136		– 0	–	638,136

1. Currency Transactions

A Strategy may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis through its investments in an Underlying Portfolio. A Strategy or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Strategy or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment

122	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

in a foreign currency-denominated security. A Strategy or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Class A, Class B, Class C, Advisor Class and Class R shares each consist of 6,000,000,000 authorized shares and Class K and Class I shares each consist of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	2000 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	43,278	142,303	$455,578	$1,518,420

Shares issued in reinvestment of dividends	13,443	16,100	137,248	166,474

Shares converted from Class B	483	1,041	5,077	11,102

Shares redeemed	(139,014)	(220,876)	(1,460,920)	(2,349,750)

Net decrease	(81,810)	(61,432)	$(863,017)	$(653,754)

Class B
Shares sold	5,786	834	$61,918	$9,044

Shares issued in reinvestment of dividends	74	228	776	2,336

Shares converted to Class A	(488)	(1,054)	(5,077)	(11,102)

Shares redeemed	(198)	(3,050)	(2,050)	(31,481)

Net increase (decrease)	5,174	(3,042)	$55,567	$(31,203)

Class C
Shares sold	4,572	3,446	$48,134	$36,221

Shares issued in reinvestment of dividends	546	1,457	5,545	14,936

Shares redeemed	(8,684)	(38,971)	(89,598)	(412,758)

Net decrease	(3,566)	(34,068)	$(35,919)	$(361,601)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	123

Notes to Financial Statements

	2000 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Advisor Class
Shares sold	4,612	16,532	$48,878	$174,231

Shares issued in reinvestment of dividends	624	708	6,390	7,338

Shares redeemed	(542)	(72,018)	(5,654)	(763,009)

Net increase (decrease)	4,694	(54,778)	$49,614	$(581,440)

Class R
Shares sold	15,641	39,963	$162,095	$417,263

Shares issued in reinvestment of dividends	2,741	6,833	27,686	69,625

Shares redeemed	(28,358)	(166,658)	(293,516)	(1,743,929)

Net decrease	(9,976)	(119,862)	$(103,735)	$(1,257,041)

Class K
Shares sold	702,281	956,873	$7,212,485	$10,000,092

Shares issued in reinvestment of dividends	49,694	54,232	495,446	547,745

Shares redeemed	(743,722)	(863,045)	(7,564,112)	(8,906,678)

Net increase	8,253	148,060	$143,819	$1,641,159

Class I
Shares sold	211,215	169,178	$2,124,223	$1,726,767

Shares issued in reinvestment of dividends	4,788	4,966	47,741	50,202

Shares redeemed	(2,062)	(158,518)	(21,481)	(1,666,072)

Net increase	213,941	15,626	$2,150,483	$110,897

124	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2005 Retirement Strategy
	Shares			Amount
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31, 2011

Class A
Shares sold	110,519		235,173	$1,100,250		$2,416,439

Shares issued in reinvestment of dividends	35,494		62,742	343,583		624,284

Shares converted from Class B	– 0	–	43	– 0	–	439

Shares redeemed	(449,207)		(1,124,089)	(4,484,945)		(11,520,492)

Net decrease	(303,194)		(826,131)	$(3,041,112)		$(8,479,330)

Class B
Shares sold	175		577	$1,746		$5,915

Shares issued in reinvestment of dividends	439		794	4,256		7,902

Shares converted to Class A	– 0	–	(44)	– 0	–	(439)

Shares redeemed	(413)		(14,305)	(4,057)		(144,443)

Net increase (decrease)	201		(12,978)	$1,945		$(131,065)

Class C
Shares sold	4,044		4,826	$40,080		$49,462

Shares issued in reinvestment of dividends	727		623	7,016		6,181

Shares redeemed	(9,329)		(9,912)	(92,510)		(98,747)

Net decrease	(4,558)		(4,463)	$(45,414)		$(43,104)

Advisor Class
Shares sold	22,932		68,120	$223,600		$681,661

Shares issued in reinvestment of dividends	1,461		1,445	14,187		14,418

Shares redeemed	(59,161)		(57,834)	(593,195)		(583,369)

Net increase (decrease)	(34,768)		11,731	$(355,408)		$112,710

Class R
Shares sold	12,017		67,937	$120,017		$685,206

Shares issued in reinvestment of dividends	6,528		9,816	62,999		97,183

Shares redeemed	(35,276)		(110,787)	(352,436)		(1,140,331)

Net decrease	(16,731)		(33,034)	$(169,420)		$(357,942)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	125

Notes to Financial Statements

	2005 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	200,428	172,941	$1,982,194	$1,768,660

Shares issued in reinvestment of dividends	30,620	33,227	296,093	329,943

Shares redeemed	(218,928)	(389,990)	(2,173,241)	(3,953,513)

Net increase (decrease)	12,120	(183,822)	$105,046	$(1,854,910)

Class I
Shares sold	126,131	46,549	$1,237,956	$465,022

Shares issued in reinvestment of dividends	2,810	1,337	27,140	13,302

Shares redeemed	(19,221)	(12,486)	(192,697)	(127,068)

Net increase	109,720	35,400	$1,072,399	$351,256

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	252,672	1,031,538	$2,491,129	$10,465,676

Shares issued in reinvestment of dividends	105,128	171,451	998,713	1,700,790

Shares converted from Class B	1,087	3,601	10,685	36,792

Shares redeemed	(922,811)	(3,284,802)	(9,115,366)	(33,713,279)

Net decrease	(563,924)	(2,078,212)	$(5,614,839)	$(21,510,021)

Class B
Shares sold	(34)	2,187	$(298)	$22,490

Shares issued in reinvestment of dividends	924	1,375	8,754	13,583

Shares converted to Class A	(1,094)	(3,625)	(10,685)	(36,792)

Shares redeemed	(4,352)	(21,505)	(42,461)	(218,193)

Net decrease	(4,556)	(21,568)	$(44,690)	$(218,912)

126	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2010 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class C
Shares sold	70,231	65,383	$684,562	$653,959

Shares issued in reinvestment of dividends	5,881	4,919	55,455	48,552

Shares redeemed	(37,706)	(80,298)	(370,353)	(813,534)

Net increase (decrease)	38,406	(9,996)	$369,664	$(111,023)

Advisor Class
Shares sold	146,810	320,620	$1,451,905	$3,293,276

Shares issued in reinvestment of dividends	34,376	45,836	327,256	456,524

Shares redeemed	(432,657)	(457,691)	(4,196,894)	(4,724,396)

Net decrease	(251,471)	(91,235)	$(2,417,733)	$(974,596)

Class R
Shares sold	190,069	421,936	$1,876,768	$4,261,912

Shares issued in reinvestment of dividends	28,733	38,958	273,543	386,463

Shares redeemed	(343,059)	(840,201)	(3,404,755)	(8,579,346)

Net decrease	(124,257)	(379,307)	$(1,254,444)	$(3,930,971)

Class K
Shares sold	486,352	1,488,303	$4,826,262	$15,161,976

Shares issued in reinvestment of dividends	165,088	209,206	1,573,287	2,079,509

Shares redeemed	(1,338,238)	(2,943,875)	(13,194,960)	(30,198,102)

Net decrease	(686,798)	(1,246,366)	$(6,795,411)	$(12,956,617)

Class I
Shares sold	365,893	297,290	$3,547,421	$3,063,411

Shares issued in reinvestment of dividends	16,845	24,607	160,360	244,841

Shares redeemed	(376,520)	(565,109)	(3,771,601)	(5,753,577)

Net increase (decrease)	6,218	(243,212)	$(63,820)	$(2,445,325)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	127

Notes to Financial Statements

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	799,557	2,991,012	$7,849,104	$30,584,332

Shares issued in reinvestment of dividends	178,649	268,255	1,686,451	2,677,180

Shares converted from Class B	2,592	8,495	25,547	87,904

Shares redeemed	(1,882,119)	(5,670,954)	(18,498,996)	(58,424,857)

Net decrease	(901,321)	(2,403,192)	$(8,937,894)	$(25,075,441)

Class B
Shares sold	2,652	8,687	$26,140	$89,450

Shares issued in reinvestment of dividends	3,714	4,784	34,907	47,556

Shares converted to Class A	(2,613)	(8,562)	(25,547)	(87,904)

Shares redeemed	(16,658)	(32,440)	(160,812)	(331,585)

Net decrease	(12,905)	(27,531)	$(125,312)	$(282,483)

Class C
Shares sold	162,924	195,022	$1,588,926	$1,991,141

Shares issued in reinvestment of dividends	11,494	7,845	107,816	77,978

Shares redeemed	(72,019)	(128,605)	(700,518)	(1,324,204)

Net increase	102,399	74,262	$996,224	$744,915

Advisor Class
Shares sold	78,506	270,761	$778,198	$2,787,993

Shares issued in reinvestment of dividends	13,686	39,273	129,880	393,906

Shares redeemed	(935,292)	(506,377)	(8,985,281)	(5,198,408)

Net decrease	(843,100)	(196,343)	$(8,077,203)	$(2,016,509)

Class R
Shares sold	523,861	1,114,123	$5,158,215	$11,265,902

Shares issued in reinvestment of dividends	63,087	107,887	596,799	1,076,712

Shares redeemed	(668,476)	(2,153,436)	(6,560,970)	(22,236,338)

Net decrease	(81,528)	(931,426)	$(805,956)	$(9,893,724)

128	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2015 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	1,047,808	2,292,588	$10,286,610	$23,570,517

Shares issued in reinvestment of dividends	276,187	321,678	2,621,021	3,223,214

Shares redeemed	(2,071,022)	(3,636,286)	(20,236,943)	(37,525,031)

Net decrease	(747,027)	(1,022,020)	$(7,329,312)	$(10,731,300)

Class I
Shares sold	867,323	2,071,726	$8,425,195	$20,545,120

Shares issued in reinvestment of dividends	123,831	127,954	1,172,679	1,282,105

Shares redeemed	(1,003,720)	(1,393,736)	(10,049,607)	(14,300,150)

Net increase (decrease)	(12,566)	805,944	$(451,733)	$7,527,075

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	931,828	4,035,488	$8,938,610	$40,457,019

Shares issued in reinvestment of dividends	197,519	309,527	1,819,151	3,048,838

Shares converted from Class B	4,342	8,260	41,449	84,292

Shares redeemed	(2,126,604)	(7,477,821)	(20,480,221)	(75,653,234)

Net decrease	(992,915)	(3,124,546)	$(9,681,011)	$(32,063,085)

Class B
Shares sold	4,920	18,282	$46,804	$180,074

Shares issued in reinvestment of dividends	2,854	4,064	26,119	39,748

Shares converted to Class A	(4,387)	(8,345)	(41,449)	(84,292)

Shares redeemed	(17,340)	(52,979)	(165,174)	(531,554)

Net decrease	(13,953)	(38,978)	$(133,700)	$(396,024)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	129

Notes to Financial Statements

	2020 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class C
Shares sold	96,956	232,975	$921,060	$2,338,971

Shares issued in reinvestment of dividends	8,928	10,945	81,779	107,262

Shares redeemed	(179,228)	(180,122)	(1,713,224)	(1,804,962)

Net increase (decrease)	(73,344)	63,798	$(710,385)	$641,271

Advisor Class
Shares sold	129,251	313,228	$1,242,991	$3,185,965

Shares issued in reinvestment of dividends	16,931	38,525	156,610	381,402

Shares redeemed	(777,179)	(693,378)	(7,287,955)	(7,041,182)

Net decrease	(630,997)	(341,625)	$(5,888,354)	$(3,473,815)

Class R
Shares sold	439,590	1,842,614	$4,210,865	$18,354,638

Shares issued in reinvestment of dividends	80,935	122,828	745,412	1,207,397

Shares redeemed	(648,520)	(2,700,461)	(6,199,033)	(27,234,034)

Net decrease	(127,995)	(735,019)	$(1,242,756)	$(7,671,999)

Class K
Shares sold	1,532,818	3,645,812	$14,750,725	$36,869,878

Shares issued in reinvestment of dividends	422,119	497,785	3,900,376	4,918,112

Shares redeemed	(3,745,327)	(5,203,207)	(35,904,496)	(52,555,395)

Net decrease	(1,790,390)	(1,059,610)	$(17,253,395)	$(10,767,405)

Class I
Shares sold	1,418,682	1,343,712	$13,351,184	$13,572,026

Shares issued in reinvestment of dividends	44,204	56,349	408,450	557,295

Shares redeemed	(1,015,561)	(1,385,350)	(10,019,876)	(14,134,344)

Net increase (decrease)	447,325	14,711	$3,739,758	$(5,023)

130	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	843,638	3,512,199	$8,087,164	$35,773,089

Shares issued in reinvestment of dividends	164,926	290,378	1,514,024	2,883,447

Shares converted from Class B	2,623	6,065	25,516	62,648

Shares redeemed	(2,823,291)	(6,781,657)	(27,248,396)	(69,089,929)

Net decrease	(1,812,104)	(2,973,015)	$(17,621,692)	$(30,370,745)

Class B
Shares sold	1,275	18,413	$11,986	$182,598

Shares issued in reinvestment of dividends	1,429	2,413	13,016	23,745

Shares converted to Class A	(2,652)	(6,136)	(25,516)	(62,648)

Shares redeemed	(9,471)	(26,382)	(90,634)	(265,627)

Net decrease	(9,419)	(11,692)	$(91,148)	$(121,932)

Class C
Shares sold	54,856	155,700	$519,601	$1,564,028

Shares issued in reinvestment of dividends	5,143	7,126	46,850	70,265

Shares redeemed	(38,933)	(158,103)	(369,944)	(1,610,353)

Net increase	21,066	4,723	$196,507	$23,940

Advisor Class
Shares sold	78,709	242,366	$758,638	$2,470,716

Shares issued in reinvestment of dividends	10,123	27,331	93,232	272,488

Shares redeemed	(559,500)	(678,864)	(5,179,477)	(6,883,760)

Net decrease	(470,668)	(409,167)	$(4,327,607)	$(4,140,556)

Class R
Shares sold	555,839	1,469,736	$5,348,325	$14,732,147

Shares issued in reinvestment of dividends	63,052	104,938	580,709	1,043,083

Shares redeemed	(883,860)	(2,304,784)	(8,462,153)	(23,503,471)

Net decrease	(264,969)	(730,110)	$(2,533,119)	$(7,728,241)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	131

Notes to Financial Statements

	2025 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	1,573,537	4,013,287	$15,062,478	$40,755,505

Shares issued in reinvestment of dividends	284,448	343,117	2,616,918	3,417,444

Shares redeemed	(2,927,922)	(3,929,435)	(27,797,058)	(40,408,883)

Net increase (decrease)	(1,069,937)	426,969	$(10,117,662)	$3,764,066

Class I
Shares sold	1,289,460	543,284	$12,092,097	$5,558,654

Shares issued in reinvestment of dividends	34,781	43,426	320,337	432,960

Shares redeemed	(1,022,332)	(1,165,890)	(10,158,061)	(11,875,520)

Net increase (decrease)	301,909	(579,180)	$2,254,373	$(5,883,906)

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	776,733	3,150,754	$7,332,099	$31,686,023

Shares issued in reinvestment of dividends	127,945	200,795	1,141,270	1,979,836

Shares converted from Class B	2,794	5,552	26,946	56,727

Shares redeemed	(1,912,866)	(5,940,483)	(18,007,981)	(59,894,078)

Net decrease	(1,005,394)	(2,583,382)	$(9,507,666)	$(26,171,492)

Class B
Shares sold	2,580	10,065	$23,811	$100,868

Shares issued in reinvestment of dividends	993	1,621	8,793	15,854

Shares converted to Class A	(2,826)	(5,618)	(26,946)	(56,727)

Shares redeemed	(16,982)	(19,875)	(160,143)	(193,724)

Net decrease	(16,235)	(13,807)	$(154,485)	$(133,729)

132	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2030 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class C
Shares sold	103,599	207,446	$964,274	$2,065,919

Shares issued in reinvestment of dividends	4,487	6,775	39,706	66,264

Shares redeemed	(100,812)	(271,650)	(944,613)	(2,724,577)

Net increase (decrease)	7,274	(57,429)	$59,367	$(592,394)

Advisor Class
Shares sold	84,852	308,797	$801,201	$3,052,342

Shares issued in reinvestment of dividends	9,328	20,150	83,483	199,484

Shares redeemed	(404,331)	(753,861)	(3,676,632)	(7,544,880)

Net decrease	(310,151)	(424,914)	$(2,791,948)	$(4,293,054)

Class R
Shares sold	462,142	1,638,636	$4,335,972	$16,346,283

Shares issued in reinvestment of dividends	57,193	81,209	510,162	799,912

Shares redeemed	(658,327)	(1,839,320)	(6,194,342)	(18,590,453)

Net decrease	(138,992)	(119,475)	$(1,348,208)	$(1,444,258)

Class K
Shares sold	1,711,654	2,935,881	$16,165,523	$29,564,427

Shares issued in reinvestment of dividends	222,885	276,173	1,988,137	2,725,822

Shares redeemed	(2,767,766)	(4,231,262)	(26,096,405)	(42,884,624)

Net decrease	(833,227)	(1,019,208)	$(7,942,745)	$(10,594,375)

Class I
Shares sold	1,209,912	536,358	$11,171,334	$5,384,428

Shares issued in reinvestment of dividends	32,164	33,927	286,903	335,199

Shares redeemed	(1,018,545)	(701,749)	(9,989,292)	(7,046,002)

Net increase (decrease)	223,531	(131,464)	$1,468,945	$(1,326,375)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	133

Notes to Financial Statements

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	719,230	2,083,334	$6,755,815	$20,921,386

Shares issued in reinvestment of dividends	71,151	105,226	628,265	1,036,470

Shares converted from Class B	269	1,742	2,505	17,470

Shares redeemed	(1,550,869)	(4,105,885)	(14,568,083)	(40,995,310)

Net decrease	(760,219)	(1,915,583)	$(7,181,498)	$(19,019,984)

Class B
Shares sold	523	3,553	$4,813	$34,691

Shares issued in reinvestment of dividends	647	802	5,675	7,841

Shares converted to Class A	(272)	(1,759)	(2,505)	(17,470)

Shares redeemed	(737)	(13,926)	(6,772)	(133,201)

Net increase (decrease)	161	(11,330)	$1,211	$(108,139)

Class C
Shares sold	44,052	92,638	$409,812	$923,062

Shares issued in reinvestment of dividends	1,931	2,908	16,957	28,438

Shares redeemed	(37,624)	(121,941)	(342,116)	(1,225,983)

Net increase (decrease)	8,359	(26,395)	$84,653	$(274,483)

Advisor Class
Shares sold	73,063	218,926	$684,992	$2,171,674

Shares issued in reinvestment of dividends	7,998	12,989	70,786	128,461

Shares redeemed	(277,480)	(503,058)	(2,496,530)	(4,981,093)

Net decrease	(196,419)	(271,143)	$(1,740,752)	$(2,680,958)

Class R
Shares sold	304,508	917,456	$2,817,446	$9,099,787

Shares issued in reinvestment of dividends	25,324	43,884	222,596	429,191

Shares redeemed	(652,425)	(1,186,537)	(6,032,314)	(11,956,611)

Net decrease	(322,593)	(225,197)	$(2,992,272)	$(2,427,633)

134	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2035 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	1,448,408	2,592,937	$13,531,993	$26,108,694

Shares issued in reinvestment of dividends	133,937	149,782	1,181,322	1,473,857

Shares redeemed	(2,471,005)	(2,490,245)	(22,964,584)	(25,120,982)

Net increase (decrease)	(888,660)	252,474	$(8,251,269)	$2,461,569

Class I
Shares sold	1,277,615	415,861	$11,669,219	$4,173,425

Shares issued in reinvestment of dividends	22,954	20,833	202,454	205,209

Shares redeemed	(788,622)	(421,682)	(7,689,469)	(4,223,373)

Net increase	511,947	15,012	$4,182,204	$155,261

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	597,440	1,845,920	$5,717,692	$18,773,829

Shares issued in reinvestment of dividends	58,051	88,659	520,717	891,910

Shares converted from Class B	526	4,485	5,069	46,640

Shares redeemed	(1,297,142)	(3,412,026)	(12,436,416)	(35,105,202)

Net decrease	(641,125)	(1,472,962)	$(6,192,938)	$(15,392,823)

Class B
Shares sold	4,127	4,792	$40,087	$47,814

Shares issued in reinvestment of dividends	573	725	5,106	7,244

Shares converted to Class A	(531)	(4,523)	(5,069)	(46,640)

Shares redeemed	(3,167)	(11,406)	(31,270)	(118,069)

Net increase (decrease)	1,002	(10,412)	$8,854	$(109,651)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	135

Notes to Financial Statements

	2040 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class C
Shares sold	38,702	98,692	$367,955	$987,794

Shares issued in reinvestment of dividends	1,340	2,412	11,970	24,093

Shares redeemed	(37,067)	(158,877)	(349,429)	(1,612,270)

Net increase (decrease)	2,975	(57,773)	$30,496	$(600,383)

Advisor Class
Shares sold	94,280	236,465	$892,942	$2,417,885

Shares issued in reinvestment of dividends	8,689	11,399	78,203	115,241

Shares redeemed	(190,425)	(560,219)	(1,747,958)	(5,673,475)

Net decrease	(87,456)	(312,355)	$(776,813)	$(3,140,349)

Class R
Shares sold	323,522	964,115	$3,073,985	$9,770,143

Shares issued in reinvestment of dividends	24,793	36,427	221,398	364,273

Shares redeemed	(434,907)	(1,211,616)	(4,124,336)	(12,381,129)

Net decrease	(86,592)	(211,074)	$(828,953)	$(2,246,713)

Class K
Shares sold	1,267,004	1,976,160	$12,023,479	$20,113,252

Shares issued in reinvestment of dividends	99,829	118,818	892,466	1,190,531

Shares redeemed	(2,013,175)	(2,405,096)	(18,983,968)	(24,662,645)

Net decrease	(646,342)	(310,118)	$(6,068,023)	$(3,358,862)

Class I
Shares sold	1,202,844	366,788	$11,179,959	$3,748,684

Shares issued in reinvestment of dividends	19,282	18,546	172,574	186,387

Shares redeemed	(702,517)	(467,975)	(6,920,729)	(4,821,398)

Net increase (decrease)	519,609	(82,641)	$4,431,804	$(886,327)

136	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	609,396	1,664,027	$5,681,425	$16,647,299

Shares issued in reinvestment of dividends	47,026	61,576	411,006	607,144

Shares converted from Class B	1,102	652	10,062	6,557

Shares redeemed	(1,369,850)	(2,422,697)	(12,770,373)	(24,357,828)

Net decrease	(712,326)	(696,442)	$(6,667,880)	$(7,096,828)

Class B
Shares sold	1,324	2,526	$12,436	$25,136

Shares issued in reinvestment of dividends	223	240	1,936	2,342

Shares converted to Class A	(1,113)	(660)	(10,062)	(6,557)

Shares redeemed	(94)	(4,863)	(860)	(50,496)

Net increase (decrease)	340	(2,757)	$3,450	$(29,575)

Class C
Shares sold	34,892	66,810	$319,553	$666,509

Shares issued in reinvestment of dividends	1,340	1,219	11,594	11,894

Shares redeemed	(40,483)	(70,651)	(371,382)	(697,834)

Net decrease	(4,251)	(2,622)	$(40,235)	$(19,431)

Advisor Class
Shares sold	170,396	294,084	$1,594,210	$2,946,284

Shares issued in reinvestment of dividends	11,960	10,384	104,888	102,799

Shares redeemed	(219,330)	(361,191)	(1,990,222)	(3,553,098)

Net decrease	(36,974)	(56,723)	$(291,124)	$(504,015)

Class R
Shares sold	309,822	827,825	$2,855,555	$8,219,839

Shares issued in reinvestment of dividends	19,813	27,473	171,775	268,413

Shares redeemed	(493,735)	(889,465)	(4,521,038)	(8,873,691)

Net decrease	(164,100)	(34,167)	$(1,493,708)	$(385,439)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	137

Notes to Financial Statements

	2045 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	1,061,150	1,546,878	$9,806,393	$15,431,183

Shares issued in reinvestment of dividends	70,379	68,538	610,886	671,669

Shares redeemed	(1,289,932)	(1,407,306)	(11,797,254)	(14,188,991)

Net increase (decrease)	(158,403)	208,110	$(1,379,975)	$1,913,861

Class I
Shares sold	696,451	223,060	$6,289,057	$2,236,625

Shares issued in reinvestment of dividends	8,122	8,764	70,500	85,980

Shares redeemed	(135,178)	(362,290)	(1,309,849)	(3,647,142)

Net increase (decrease)	569,395	(130,466)	$5,049,708	$(1,324,537)

	2050 Retirement Strategy
	Shares			Amount
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)			Year Ended August 31, 2011

Class A
Shares sold	181,171		434,411		$1,417,055		$3,668,111

Shares issued in reinvestment of dividends and distributions	19,744		13,703		141,566		113,877

Shares redeemed	(207,320)		(534,266)		(1,615,706)		(4,553,645)

Net decrease	(6,405)		(86,152)		$(57,085)		$(771,657)

Class B
Shares sold	– 0	–	258	$	– 0	–	$2,190

Shares issued in reinvestment of dividends and distributions	94		43		664		359

Shares redeemed	(19)		(769)		(140)		(6,015)

Net increase (decrease)	75		(468)		$524		$(3,466)

138	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2050 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class C
Shares sold	12,527	20,169	$95,876	$168,237

Shares issued in reinvestment of dividends and distributions	595	390	4,250	3,218

Shares redeemed	(20,069)	(8,687)	(153,107)	(74,216)

Net increase (decrease)	(6,947)	11,872	$(52,981)	$97,239

Advisor Class
Shares sold	18,582	95,896	$144,747	$804,963

Shares issued in reinvestment of dividends and distributions	2,435	3,253	17,556	27,158

Shares redeemed	(77,454)	(290,000)	(575,236)	(2,395,835)

Net decrease	(56,437)	(190,851)	$(412,933)	$(1,563,714)

Class R
Shares sold	198,496	276,768	$1,566,028	$2,330,315

Shares issued in reinvestment of dividends and distributions	14,971	8,344	106,593	68,830

Shares redeemed	(160,730)	(218,401)	(1,268,334)	(1,849,972)

Net increase	52,737	66,711	$404,287	$549,173

Class K
Shares sold	539,608	816,905	$4,155,295	$6,857,423

Shares issued in reinvestment of dividends and distributions	70,932	31,019	505,038	256,223

Shares redeemed	(762,041)	(419,371)	(5,700,852)	(3,563,002)

Net increase (decrease)	(151,501)	428,553	$(1,040,519)	$3,550,644

Class I
Shares sold	622,637	78,690	$4,616,618	$663,316

Shares issued in reinvestment of dividends and distributions	7,106	3,093	50,668	25,582

Shares redeemed	(45,690)	(44,381)	(366,611)	(375,129)

Net increase	584,053	37,402	$4,300,675	$313,769

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	139

Notes to Financial Statements

	2055 Retirement Strategy
	Shares			Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011		Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class A
Shares sold	37,278	117,881		$293,567	$982,477

Shares issued in reinvestment of dividends and distributions	2,601	552		18,885	4,577

Shares redeemed	(31,571)	(115,545)		(249,756)	(977,594)

Net increase	8,308	2,888		$62,696	$9,460

Class B
Shares sold	291	815		$2,200	$6,728

Shares issued in reinvestment of distributions	58	– 0	–	411	– 0	–

Shares redeemed	(6)	(235)		(50)	(1,989)

Net increase	343	580		$2,561	$4,739

Class C
Shares sold	9,095	4,869		$68,681	$40,731

Shares issued in reinvestment of dividends and distributions	350	– 0	–	2,471	– 0	–

Shares redeemed	(598)	(2,302)		(4,486)	(19,062)

Net increase	8,847	2,567		$66,666	$21,669

Advisor Class
Shares sold	1,951	22,224		$15,169	$181,506

Shares issued in reinvestment of dividends and distributions	240	147		1,754	1,223

Shares redeemed	(8,423)	(80,322)		(62,937)	(650,081)

Net decrease	(6,232)	(57,951)		$(46,014)	$(467,352)

Class R
Shares sold	33,946	70,715		$251,819	$571,143

Shares issued in reinvestment of dividends and distributions	2,823	1,473		19,509	11,681

Shares redeemed	(17,840)	(41,858)		(134,657)	(341,564)

Net increase	18,929	30,330		$136,671	$241,260

140	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

	2055 Retirement Strategy
	Shares		Amount
	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31, 2011

Class K
Shares sold	144,318	230,036	$1,071,573	$1,873,358

Shares issued in reinvestment of dividends and distributions	11,911	5,889	82,905	47,050

Shares redeemed	(199,440)	(139,725)	(1,447,309)	(1,156,787)

Net increase (decrease)	(43,211)	96,200	$(292,831)	$763,621

Class I
Shares sold	163,858	10,937	$1,190,825	$90,865

Shares issued in reinvestment of dividends and distributions	656	194	4,562	1,554

Shares redeemed	(13,636)	(4,307)	(106,744)	(35,924)

Net increase	150,878	6,824	$1,088,643	$56,495

NOTE F

Risks Involved in Investing in the Strategies

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Underlying Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—An Underlying Portfolio’s investments in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of an Underlying Portfolio’s investments or

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	141

Notes to Financial Statements

reduce the returns of the Underlying Portfolio. For example, the value of the Underlying Portfolio’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Underlying Portfolio’s investments denominated in foreign currencies, the Underlying Portfolio’s positions in various foreign currencies may cause the Underlying Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk—In the ordinary course of business, the Strategies enter into contracts that contain a variety of indemnifications. The Strategies’ maximum exposure under these arrangements is unknown. However, the Strategies have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Strategies have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategies, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategies did not utilize the Facility during the six months ended February 29, 2012.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending August 31, 2012 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended August 31, 2011 and August 31, 2010 were as follows:

2000 Retirement Strategy	2011	2010
Distributions paid from:
Ordinary income	$864,095	$581,968

Total distributions paid	$864,095	$581,968

2005 Retirement Strategy	2011	2010
Distributions paid from:
Ordinary income	$1,096,639	$916,979

Total distributions paid	$1,096,639	$916,979

142	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

2010 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$4,939,254		$3,516,656

Total distributions paid	$4,939,254		$3,516,656

2015 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$8,835,606		$5,872,957

Total distributions paid	$8,835,606		$5,872,957

2020 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$10,527,817		$6,750,498

Total distributions paid	$10,527,817		$6,750,498

2025 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$8,157,456		$5,416,928

Total distributions paid	$8,157,456		$5,416,928

2030 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$6,128,257		$4,073,052

Total distributions paid	$6,128,257		$4,073,052

2035 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$3,312,635		$1,605,822
Long-term capital gains	– 0	–	646,799

Total distributions paid	$3,312,635		$2,252,621

2040 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$2,783,325		$1,324,726
Long-term capital gains	– 0	–	572,511

Total distributions paid	$2,783,325		$1,897,237

2045 Retirement Strategy	2011		2010
Distributions paid from:
Ordinary income	$1,751,452		$1,211,700
Long-term capital gains	– 0	–	570,874

Total distributions paid	$1,751,452		$1,782,574

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	143

Notes to Financial Statements

2050 Retirement Strategy	2011	2010
Distributions paid from:
Ordinary income	$466,550	$160,349
Long-term capital gains	30,516	– 0	–

Total distributions paid	$497,066	$160,349

2055 Retirement Strategy	2011	2010
Distributions paid from:
Ordinary income	$66,267	$33,387

Total distributions paid	$66,267	$33,387

As of August 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Strategy	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital and Other Gains (Losses)(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)
2000	$189,645	$	– 0	–	$(1,955,352)	$1,804,607	$38,900
2005	107,278	– 0	–	(7,079,773)	1,205,779	(5,766,716)
2010	744,542	– 0	–	(27,722,556)	4,408,320	(22,569,694)
2015	1,327,481	– 0	–	(37,126,476)	6,442,387	(29,356,608)
2020	1,760,954	– 0	–	(47,833,352)	4,663,072	(41,409,326)
2025	1,416,068	– 0	–	(34,099,095)	(5,952,915)	(38,635,942)
2030	987,121	– 0	–	(24,464,229)	(3,358,240)	(26,835,348)
2035	1,094,066	– 0	–	(13,248,758)	(6,229,752)	(18,384,444)
2040	909,792	– 0	–	(8,695,990)	(1,950,373)	(9,736,571)
2045	280,873	– 0	–	(2,871,939)	(1,906,139)	(4,497,205)
2050	– 0	–	705,222	– 0	–	1,582,527	2,287,749
2055	18,257	109,661	(8,631)	117,501	236,788

(a)

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Strategy’s next taxable year. 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, and 2055 Retirement Strategies elect to defer $562,354, $11,446, $1,474,381, $2,980,463, $4,391,987, $2,563,892, $3,422,919, $1,515,704 and $8,631, respectively, of capital losses that are deemed to arise on September 1, 2011. Additionally, on August 31, 2011 certain Retirement Strategies had capital loss carryforwards for federal income tax purposes.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

On August 31, 2011, the following Retirement Strategies had capital loss carryforwards for federal income tax purposes which will expire in the years shown below:

Strategy	Capital Losses Expiring in 2017		Capital Losses Expiring in 2018	Capital Losses Expiring in 2019	Total Capital Losses
2000 Retirement Strategy	$94,755		$1,380,527	$480,070	$1,955,352
2005 Retirement Strategy	– 0	–	3,821,351	3,258,422	7,079,773

144	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

Strategy	Capital Losses Expiring in 2017		Capital Losses Expiring in 2018		Capital Losses Expiring in 2019		Total Capital Losses
2010 Retirement Strategy	$181,777		$8,840,612		$18,137,813		$27,160,202
2015 Retirement Strategy	242,201		6,466,732		30,406,097		37,115,030
2020 Retirement Strategy	297,110		10,958,941		35,102,920		46,358,971
2025 Retirement Strategy	– 0	–	577,047		30,541,585		31,118,632
2030 Retirement Strategy	23,961		3,963,543		16,084,738		20,072,242
2035 Retirement Strategy	– 0	–	968,523		9,716,343		10,684,866
2040 Retirement Strategy	– 0	–	1,775,236		3,497,835		5,273,071
2045 Retirement Strategy	– 0	–	19,354		1,336,881		1,356,235
2050 Retirement Strategy	– 0	–	– 0	–	– 0	–	– 0	–
2055 Retirement Strategy	– 0	–	– 0	–	– 0	–	– 0	–

2055 Retirement Strategy utilized $77,527 of its capital loss carryforwards to offset current year net realized gains.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE I

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

In December 2011, the FASB issued an ASU related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	145

Notes to Financial Statements

update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Strategies’ financial statements through this date.

146	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.58		$ 9.90		$ 9.35		$ 10.58	$ 11.73	$ 10.88

Income From Investment Operations
Net investment income(a)(b)	.22		.26		.18		.26	.44	.31
Net realized and unrealized gain (loss) on investment transactions	.19		.69		.57		(1.10)	(1.07)	.80

Net increase (decrease) in net asset value from operations	.41		.95		.75		(.84)	(.63)	1.11

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.27)		(.20)		(.21)	(.36)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.26)		(.27)		(.20)		(.39)	(.52)	(.26)

Net asset value, end of period	$ 10.73		$ 10.58		$ 9.90		$ 9.35	$ 10.58	$ 11.73

Total Return
Total investment return based on net asset value(c)	3.97%		9.68%		8.07%		(7.29)%	(5.59)%	10.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,426		$6,215		$6,422		$6,608	$5,952	$5,462
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.82	%(e)	.81	%(f)	.82	%(f)	.82%	.82%	.92	%(g)
Expenses, before waivers/reimbursements(d)	2.23	%(e)	1.97	%(f)	2.25	%(f)	2.64%	2.77%	8.86	%(g)
Net investment income(b)	4.14	%(e)	2.46	%(f)	1.81	%(f)	3.14%	3.87%	2.82%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	147

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.44		$ 9.76		$ 9.22		$ 10.41	$ 11.60	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.16		.21		.09		.23	.35	.20
Net realized and unrealized gain (loss) on investment transactions	.21		.66		.58		(1.11)	(1.04)	.81

Net increase (decrease) in net asset value from operations	.37		.87		.67		(.88)	(.69)	1.01

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.19)		(.13)		(.13)	(.34)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.11)		(.19)		(.13)		(.31)	(.50)	(.22)

Net asset value, end of period	$ 10.70		$ 10.44		$ 9.76		$ 9.22	$ 10.41	$ 11.60

Total Return
Total investment return based on net asset value(c)	3.55%		8.99%		7.30%		(8.02)%	(6.21)%	9.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$208		$149		$169		$88	$180	$184
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%(e)	1.51	%(f)	1.52	%(f)	1.52%	1.52%	1.59	%(g)
Expenses, before waivers/reimbursements(d)	3.06	%(e)	2.69	%(f)	3.03	%(f)	3.43%	3.50%	7.63	%(g)
Net investment income(b)	3.35	%(e)	1.98	%(f)	.90	%(f)	2.75%	3.14%	1.74%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

148	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.44		$ 9.76		$ 9.22		$ 10.41	$ 11.60	$ 10.81

Income From Investment Operations
Net investment income(a)(b)	.17		.21		.11		.23	.36	.19
Net realized and unrealized gain (loss) on investment transactions	.19		.66		.56		(1.11)	(1.05)	.82

Net increase (decrease) in net asset value from operations	.36		.87		.67		(.88)	(.69)	1.01

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.19)		(.13)		(.13)	(.34)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.14)		(.19)		(.13)		(.31)	(.50)	(.22)

Net asset value, end of period	$ 10.66		$ 10.44		$ 9.76		$ 9.22	$ 10.41	$ 11.60

Total Return
Total investment return based on net asset value(c)	3.55%		8.99%		7.30%		(8.02)%	(6.21)%	9.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$498		$524		$823		$882	$1,327	$425
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.52	%(e)	1.51	%(f)	1.52	%(f)	1.52%	1.52%	1.60	%(g)
Expenses, before waivers/reimbursements(d)	3.04	%(e)	2.72	%(f)	2.97	%(f)	3.36%	3.42%	9.09	%(g)
Net investment income(b)	3.34	%(e)	2.03	%(f)	1.10	%(f)	2.71%	3.11%	1.86%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%
See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	149

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.63		$ 9.95		$ 9.39		$ 10.63	$ 11.78	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.23		.31		.19		.31	.45	.38
Net realized and unrealized gain (loss) on investment transactions	.20		.68		.60		(1.13)	(1.05)	.76

Net increase (decrease) in net asset value from operations	.43		.99		.79		(.82)	(.60)	1.14

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.31)		(.23)		(.24)	(.39)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.29)		(.31)		(.23)		(.42)	(.55)	(.28)

Net asset value, end of period	$ 10.77		$ 10.63		$ 9.95		$ 9.39	$ 10.63	$ 11.78

Total Return
Total investment return based on net asset value(c)	4.17%		9.98%		8.43%		(7.01)%	(5.39)%	10.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$264		$211		$742		$521	$553	$13
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%(e)	.51	%(f)	.52	%(f)	.52%	.52%	.65	%(g)
Expenses, before waivers/reimbursements(d)	1.99	%(e)	1.68	%(f)	1.95	%(f)	2.32%	2.35%	9.96	%(g)
Net investment income(b)	4.44	%(e)	2.92	%(f)	1.90	%(f)	3.57%	3.78%	3.32%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

150	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.41		$ 9.76		$ 9.24		$ 10.46	$ 11.54	$ 10.87

Income From Investment Operations
Net investment income(a)(b)	.20		.25		.14		.20	.49	.17
Net realized and unrealized gain (loss) on investment transactions	.20		.68		.58		(1.04)	(1.13)	.89

Net increase (decrease) in net asset value from operations	.40		.93		.72		(.84)	(.64)	1.06

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.28)		(.20)		(.20)	(.28)	(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.20)		(.28)		(.20)		(.38)	(.44)	(.39)

Net asset value, end of period	$ 10.61		$ 10.41		$ 9.76		$ 9.24	$ 10.46	$ 11.54

Total Return
Total investment return based on net asset value(c)	3.90%		9.54%		7.81%		(7.46)%	(5.78)%	9.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,447		$1,524		$2,600		$1,437	$350	$381
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.01	%(f)	1.02	%(f)	1.02%	1.02%	1.06	%(g)
Expenses, before waivers/reimbursements(d)	2.35	%(e)	2.25	%(f)	2.38	%(f)	2.69%	2.91%	6.87	%(g)
Net investment income(b)	3.97	%(e)	2.38	%(f)	1.47	%(f)	2.39%	3.27%	1.85%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	151

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.34		$ 9.69		$ 9.17		$ 10.40	$ 11.55	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.22		.26		.17		.26	.38	.20
Net realized and unrealized gain (loss) on investment transactions	.18		.69		.57		(1.08)	(.98)	.91

Net increase (decrease) in net asset value from operations	.40		.95		.74		(.82)	(.60)	1.11

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.30)		(.22)		(.23)	(.39)	(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.26)		(.30)		(.22)		(.41)	(.55)	(.45)

Net asset value, end of period	$ 10.48		$ 10.34		$ 9.69		$ 9.17	$ 10.40	$ 11.55

Total Return
Total investment return based on net asset value(c)	3.96%		9.85%		8.06%		(7.27)%	(5.50)%	10.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,286		$19,922		$17,245		$14,477	$14,183	$5,041
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.77	%(e)	.76	%(f)	.77	%(f)	.77%	.77%	.83	%(g)
Expenses, before waivers/reimbursements(d)	2.02	%(e)	1.99	%(f)	2.11	%(f)	2.42%	2.63%	4.40	%(g)
Net investment income(b)	4.19	%(e)	2.50	%(f)	1.79	%(f)	3.18%	3.40%	1.83%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

152	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2000 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.37		$ 9.73		$ 9.20		$ 10.44	$ 11.60	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.15		.33		.22		.23	.48	.22
Net realized and unrealized gain (loss) on investment transactions	.26		.64		.56		(1.03)	(1.06)	.90

Net increase (decrease) in net asset value from operations	.41		.97		.78		(.80)	(.58)	1.12

Less: Dividends and Distributions
Dividends from net investment income	(.29)		(.33)		(.25)		(.26)	(.42)	(.41)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.18)	(.16)	(.03)

Total dividends and distributions	(.29)		(.33)		(.25)		(.44)	(.58)	(.44)

Net asset value, end of period	$ 10.49		$ 10.37		$ 9.73		$ 9.20	$ 10.44	$ 11.60

Total Return
Total investment return based on net asset value(c)	4.13%		10.01%		8.48%		(7.00)%	(5.28)%	10.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,918		$1,656		$1,402		$1,981	$768	$681
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.52	%(e)	.51	%(f)	.52	%(f)	.52%	.52%	.55	%(g)
Expenses, before waivers/reimbursements(d)	1.75	%(e)	1.66	%(f)	1.79	%(f)	2.06%	2.35%	7.92	%(g)
Net investment income(b)	3.11	%(e)	3.15	%(f)	2.20	%(f)	2.68%	4.20%	2.09%
Portfolio turnover rate	23%		36%		41%		40%	66%	99%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	153

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.09		$ 9.37		$ 8.84		$ 10.35	$ 11.78	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.21		.28		.16		.26	.41	.29
Net realized and unrealized gain (loss) on investment transactions	.26		.73		.56		(1.27)	(1.24)	.87

Net increase (decrease) in net asset value from operations	.47		1.01		.72		(1.01)	(.83)	1.16

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.29)		(.19)		(.27)	(.35)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.26)		(.29)		(.19)		(.50)	(.60)	(.30)

Net asset value, end of period	$ 10.30		$ 10.09		$ 9.37		$ 8.84	$ 10.35	$ 11.78

Total Return
Total investment return based on net asset value(c)	4.77%		10.83%		8.16%		(8.92)%	(7.39)%	10.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,593		$15,389		$22,043		$23,328	$18,835	$13,775
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.88	%(e)	.87	%(f)	.88	%(f)	.88%	.88%	.95%
Expenses, before waivers/reimbursements(d)	2.10	%(e)	1.81	%(f)	1.72	%(f)	1.79%	1.85%	3.16%
Net investment income(b)	4.18	%(e)	2.74	%(f)	1.75	%(f)	3.20%	3.66%	2.45%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

154	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.04		$ 9.30		$ 8.76		$ 10.20	$ 11.66	$ 10.84

Income From Investment Operations
Net investment income(a)(b)	.17		.20		.10		.19	.33	.23
Net realized and unrealized gain (loss) on investment transactions	.27		.73		.55		(1.23)	(1.23)	.85

Net increase (decrease) in net asset value from operations	.44		.93		.65		(1.04)	(.90)	1.08

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.19)		(.11)		(.17)	(.31)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.17)		(.19)		(.11)		(.40)	(.56)	(.26)

Net asset value, end of period	$ 10.31		$ 10.04		$ 9.30		$ 8.76	$ 10.20	$ 11.66

Total Return
Total investment return based on net asset value(c)	4.46%		10.01%		7.43%		(9.52)%	(8.08)%	10.01%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$323		$312		$410		$527	$569	$604
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58	%(e)	1.57	%(f)	1.58	%(f)	1.58%	1.58%	1.66%
Expenses, before waivers/reimbursements(d)	2.87	%(e)	2.53	%(f)	2.44	%(f)	2.52%	2.56%	4.03%
Net investment income(b)	3.49	%(e)	1.90	%(f)	1.08	%(f)	2.45%	2.96%	2.01%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	155

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.02		$ 9.28		$ 8.75		$ 10.19	$ 11.64	$ 10.83

Income From Investment Operations
Net investment income(a)(b)	.19		.18		.10		.20	.39	.10
Net realized and unrealized gain (loss) on investment transactions	.25		.75		.54		(1.24)	(1.28)	.97

Net increase (decrease) in net asset value from operations	.44		.93		.64		(1.04)	(.89)	1.07

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.19)		(.11)		(.17)	(.31)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.20)		(.19)		(.11)		(.40)	(.56)	(.26)

Net asset value, end of period	$ 10.26		$ 10.02		$ 9.28		$ 8.75	$ 10.19	$ 11.64

Total Return
Total investment return based on net asset value(c)	4.46%		10.03%		7.32%		(9.53)%	(8.01)%	9.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$295		$334		$351		$958	$898	$2,228
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.58	%(e)	1.57	%(f)	1.58	%(f)	1.58%	1.58%	1.63%
Expenses, before waivers/reimbursements(d)	2.87	%(e)	2.58	%(f)	2.43	%(f)	2.51%	2.57%	3.83%
Net investment income(b)	3.76	%(e)	1.81	%(f)	1.10	%(f)	2.48%	3.49%	1.01%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

156	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.14		$ 9.42		$ 8.89		$ 10.40	$ 11.82	$ 10.95

Income From Investment Operations
Net investment income(a)(b)	.21		.30		.19		.26	.39	.15
Net realized and unrealized gain (loss) on investment transactions	.29		.74		.56		(1.25)	(1.18)	1.04

Net increase (decrease) in net asset value from operations	.50		1.04		.75		(.99)	(.79)	1.19

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.32)		(.22)		(.29)	(.38)	(.29)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.30)		(.32)		(.22)		(.52)	(.63)	(.32)

Net asset value, end of period	$ 10.34		$ 10.14		$ 9.42		$ 8.89	$ 10.40	$ 11.82

Total Return
Total investment return based on net asset value(c)	5.07%		11.13%		8.41%		(8.62)%	(7.08)%	10.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$527		$870		$697		$600	$381	$162
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%(e)	.57	%(f)	.58	%(f)	.58%	.58%	.61%
Expenses, before waivers/reimbursements(d)	1.74	%(e)	1.53	%(f)	1.42	%(f)	1.51%	1.54%	2.47%
Net investment income(b)	3.94	%(e)	2.97	%(f)	2.00	%(f)	3.26%	3.48%	1.49%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.02		$ 9.32		$ 8.80		$ 10.27	$ 11.72	$ 10.89

Income From Investment Operations
Net investment income(a)(b)	.20		.24		.14		.23	.37	.08
Net realized and unrealized gain (loss) on investment transactions	.26		.74		.55		(1.24)	(1.22)	1.05

Net increase (decrease) in net asset value from operations	.46		.98		.69		(1.01)	(.85)	1.13

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.28)		(.17)		(.23)	(.35)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.22)		(.28)		(.17)		(.46)	(.60)	(.30)

Net asset value, end of period	$ 10.26		$ 10.02		$ 9.32		$ 8.80	$ 10.27	$ 11.72

Total Return
Total investment return based on net asset value(c)	4.69%		10.51%		7.87%		(9.02)%	(7.61)%	10.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,918		$3,017		$3,113		$3,259	$3,475	$3,593
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.08	%(e)	1.07	%(f)	1.08	%(f)	1.08%	1.08%	1.09%
Expenses, before waivers/reimbursements(d)	2.35	%(e)	2.15	%(f)	1.98	%(f)	2.06%	2.08%	3.24%
Net investment income(b)	3.98	%(e)	2.38	%(f)	1.52	%(f)	2.97%	3.38%	.63%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

158	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.08		$ 9.36		$ 8.83		$ 10.33	$ 11.75	$ 10.91

Income From Investment Operations
Net investment income(a)(b)	.22		.28		.17		.26	.34	.14
Net realized and unrealized gain (loss) on investment transactions	.25		.73		.55		(1.27)	(1.16)	1.03

Net increase (decrease) in net asset value from operations	.47		1.01		.72		(1.01)	(.82)	1.17

Less: Dividends and Distributions
Dividends from net investment income	(.26)		(.29)		(.19)		(.26)	(.35)	(.30)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.26)		(.29)		(.19)		(.49)	(.60)	(.33)

Net asset value, end of period	$ 10.29		$ 10.08		$ 9.36		$ 8.83	$ 10.33	$ 11.75

Total Return
Total investment return based on net asset value(c)	4.83%		10.87%		8.20%		(8.85)%	(7.31)%	10.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,607		$10,268		$11,259		$14,088	$18,597	$6,734
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.83	%(e)	.82	%(f)	.83	%(f)	.83%	.83%	.87%
Expenses, before waivers/reimbursements(d)	2.02	%(e)	1.85	%(f)	1.72	%(f)	1.76%	1.82%	2.45%
Net investment income(b)	4.42	%(e)	2.71	%(f)	1.85	%(f)	3.25%	3.15%	1.27%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2005 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.10		$ 9.39		$ 8.86		$ 10.36	$ 11.79	$ 10.95

Income From Investment Operations
Net investment income(a)(b)	.16		.28		.22		.27	.46	.22
Net realized and unrealized gain (loss) on investment transactions	.33		.75		.53		(1.25)	(1.25)	.97

Net increase (decrease) in net asset value from operations	.49		1.03		.75		(.98)	(.79)	1.19

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.32)		(.22)		(.29)	(.39)	(.32)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.23)	(.25)	(.03)

Total dividends and distributions	(.30)		(.32)		(.22)		(.52)	(.64)	(.35)

Net asset value, end of period	$ 10.29		$ 10.10		$ 9.39		$ 8.86	$ 10.36	$ 11.79

Total Return
Total investment return based on net asset value(c)	4.99%		11.03%		8.50%		(8.55)%	(7.11)%	10.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,932		$789		$401		$1,655	$1,723	$1,398
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.58	%(e)	.57	%(f)	.58	%(f)	.58%	.58%	.58%
Expenses, before waivers/reimbursements(d)	1.78	%(e)	1.53	%(f)	1.39	%(f)	1.42%	1.49%	2.84%
Net investment income(b)	3.35	%(e)	2.81	%(f)	2.34	%(f)	3.34%	3.97%	1.48%
Portfolio turnover rate	15%		13%		34%		43%	29%	45%

See footnote summary on page 231.

160	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.97		$ 9.16		$ 8.67		$ 10.53	$ 12.00	$ 11.00

Income From Investment Operations
Net investment income(a)(b)	.21		.29		.16		.23	.38	.27
Net realized and unrealized gain (loss) on investment transactions	.34		.81		.51		(1.53)	(1.36)	1.00

Net increase (decrease) in net asset value from operations	.55		1.10		.67		(1.30)	(.98)	1.27

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.29)		(.18)		(.25)	(.33)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.27)		(.29)		(.18)		(.56)	(.49)	(.27)

Net asset value, end of period	$ 10.25		$ 9.97		$ 9.16		$ 8.67	$ 10.53	$ 12.00

Total Return
Total investment return based on net asset value(c)	5.73%		11.99%		7.73%		(11.23)%	(8.48)%	11.64%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,791		$40,407		$56,196		$66,020	$71,541	$47,201
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.90	%(e)	.89	%(f)	.91	%(f)	.90%	.90%	.99%
Expenses, before waivers/reimbursements(d)	1.30	%(e)	1.15	%(f)	1.20	%(f)	1.30%	1.15%	1.65%
Net investment income(b)	4.25	%(e)	2.84	%(f)	1.73	%(f)	3.00%	3.31%	2.28%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.87		$ 9.08		$ 8.59		$ 10.43	$ 11.88	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.17		.21		.10		.18	.30	.19
Net realized and unrealized gain (loss) on investment transactions	.36		.80		.51		(1.53)	(1.33)	.99

Net increase (decrease) in net asset value from operations	.53		1.01		.61		(1.35)	(1.03)	1.18

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.22)		(.12)		(.18)	(.26)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.19)		(.22)		(.12)		(.49)	(.42)	(.22)

Net asset value, end of period	$ 10.21		$ 9.87		$ 9.08		$ 8.59	$ 10.43	$ 11.88

Total Return
Total investment return based on net asset value(c)	5.48%		11.07%		7.13%		(12.01)%	(9.00)%	10.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$504		$532		$685		$960	$1,219	$1,043
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%(e)	1.59	%(f)	1.61	%(f)	1.60%	1.60%	1.71%
Expenses, before waivers/reimbursements(d)	2.07	%(e)	1.89	%(f)	1.94	%(f)	2.03%	1.86%	2.42%
Net investment income(b)	3.52	%(e)	2.03	%(f)	1.09	%(f)	2.36%	2.63%	1.58%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

162	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.87		$ 9.07		$ 8.59		$ 10.42	$ 11.89	$ 10.92

Income From Investment Operations
Net investment income(a)(b)	.19		.19		.09		.19	.31	.18
Net realized and unrealized gain (loss) on investment transactions	.33		.83		.51		(1.53)	(1.36)	1.01

Net increase (decrease) in net asset value from operations	.52		1.02		.60		(1.34)	(1.05)	1.19

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.22)		(.12)		(.18)	(.26)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.22)		(.22)		(.12)		(.49)	(.42)	(.22)

Net asset value, end of period	$ 10.17		$ 9.87		$ 9.07		$ 8.59	$ 10.42	$ 11.89

Total Return
Total investment return based on net asset value(c)	5.42%		11.19%		7.02%		(11.93)%	(9.16)%	10.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,549		$2,094		$2,016		$1,873	$2,420	$2,247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.60	%(e)	1.59	%(f)	1.61	%(f)	1.60%	1.60%	1.69%
Expenses, before waivers/reimbursements(d)	2.07	%(e)	1.89	%(f)	1.93	%(f)	2.02%	1.86%	2.35%
Net investment income(b)	3.85	%(e)	1.89	%(f)	.96	%(f)	2.48%	2.77%	1.50%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.02		$ 9.21		$ 8.71		$ 10.59	$ 12.06	$ 11.02

Income From Investment Operations
Net investment income(a)(b)	.22		.29		.19		.26	.43	.29
Net realized and unrealized gain (loss) on investment transactions	.36		.84		.52		(1.55)	(1.38)	1.04

Net increase (decrease) in net asset value from operations	.58		1.13		.71		(1.29)	(.95)	1.33

Less: Dividends and Distributions
Dividends from net investment income	(.31)		(.32)		(.21)		(.28)	(.36)	(.27)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.31)		(.32)		(.21)		(.59)	(.52)	(.29)

Net asset value, end of period	$ 10.29		$ 10.02		$ 9.21		$ 8.71	$ 10.59	$ 12.06

Total Return
Total investment return based on net asset value(c)	6.01%		12.27%		8.11%		(11.04)%	(8.25)%	12.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,504		$13,728		$13,461		$12,735	$13,164	$710
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%(e)	.59	%(f)	.61	%(f)	.60%	.60%	.69%
Expenses, before waivers/reimbursements(d)	1.01	%(e)	.84	%(f)	.90	%(f)	1.00%	.85%	1.36%
Net investment income(b)	4.50	%(e)	2.85	%(f)	2.00	%(f)	3.31%	3.59%	2.44%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

164	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.95		$ 9.14		$ 8.65		$ 10.50	$ 11.98	$ 10.98

Income From Investment Operations
Net investment income(a)(b)	.20		.24		.14		.21	.34	.11
Net realized and unrealized gain (loss) on investment transactions	.35		.83		.52		(1.52)	(1.34)	1.14

Net increase (decrease) in net asset value from operations	.55		1.07		.66		(1.31)	(1.00)	1.25

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.26)		(.17)		(.23)	(.32)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.23)		(.26)		(.17)		(.54)	(.48)	(.25)

Net asset value, end of period	$ 10.27		$ 9.95		$ 9.14		$ 8.65	$ 10.50	$ 11.98

Total Return
Total investment return based on net asset value(c)	5.69%		11.68%		7.57%		(11.50)%	(8.70)%	11.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,905		$12,769		$15,197		$14,210	$11,039	$5,428
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.10	%(e)	1.09	%(f)	1.11	%(f)	1.10%	1.10%	1.15%
Expenses, before waivers/reimbursements(d)	1.56	%(e)	1.48	%(f)	1.52	%(f)	1.57%	1.54%	1.87%
Net investment income(b)	4.06	%(e)	2.41	%(f)	1.49	%(f)	2.68%	2.99%	.90%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.99		$ 9.18		$ 8.69		$ 10.54	$ 12.01	$ 11.00

Income From Investment Operations
Net investment income(a)(b)	.22		.28		.16		.23	.39	.18
Net realized and unrealized gain (loss) on investment transactions	.35		.82		.52		(1.52)	(1.37)	1.11

Net increase (decrease) in net asset value from operations	.57		1.10		.68		(1.29)	(.98)	1.29

Less: Dividends and Distributions
Dividends from net investment income	(.27)		(.29)		(.19)		(.25)	(.33)	(.26)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.27)		(.29)		(.19)		(.56)	(.49)	(.28)

Net asset value, end of period	$ 10.29		$ 9.99		$ 9.18		$ 8.69	$ 10.54	$ 12.01

Total Return
Total investment return based on net asset value(c)	5.88%		12.01%		7.77%		(11.20)%	(8.46)%	11.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,464		$59,760		$66,383		$62,515	$62,033	$37,059
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.85	%(e)	.84	%(f)	.86	%(f)	.85%	.85%	.93%
Expenses, before waivers/reimbursements(d)	1.23	%(e)	1.19	%(f)	1.21	%(f)	1.25%	1.24%	1.59%
Net investment income(b)	4.43	%(e)	2.75	%(f)	1.75	%(f)	2.96%	3.36%	1.75%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

166	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2010 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.02		$ 9.21		$ 8.71		$ 10.59	$ 12.05	$ 11.03

Income From Investment Operations
Net investment income(a)(b)	.20		.30		.20		.26	.38	.18
Net realized and unrealized gain (loss) on investment transactions	.37		.83		.51		(1.55)	(1.33)	1.14

Net increase (decrease) in net asset value from operations	.57		1.13		.71		(1.29)	(.95)	1.32

Less: Dividends and Distributions
Dividends from net investment income	(.30)		(.32)		(.21)		(.28)	(.35)	(.28)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.31)	(.16)	(.02)

Total dividends and distributions	(.30)		(.32)		(.21)		(.59)	(.51)	(.30)

Net asset value, end of period	$ 10.29		$ 10.02		$ 9.21		$ 8.71	$ 10.59	$ 12.05

Total Return
Total investment return based on net asset value(c)	5.94%		12.29%		8.20%		(11.10)%	(8.18)%	12.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,345		$5,141		$6,966		$13,571	$17,024	$11,154
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.60	%(e)	.59	%(f)	.61	%(f)	.60%	.60%	.64%
Expenses, before waivers/reimbursements(d)	.91	%(e)	.87	%(f)	.88	%(f)	.91%	.90%	1.29%
Net investment income(b)	4.13	%(e)	2.94	%(f)	2.18	%(f)	3.39%	3.28%	1.56%
Portfolio turnover rate	12%		11%		36%		20%	31%	25%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.93		$ 9.09		$ 8.64		$ 10.60	$ 12.25	$ 11.09

Income From Investment Operations
Net investment income(a)(b)	.19		.26		.15		.20	.37	.26
Net realized and unrealized gain (loss) on investment transactions	.44		.86		.47		(1.66)	(1.60)	1.14

Net increase (decrease) in net asset value from operations	.63		1.12		.62		(1.46)	(1.23)	1.40

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.28)		(.17)		(.22)	(.32)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.25)		(.28)		(.17)		(.50)	(.42)	(.24)

Net asset value, end of period	$ 10.31		$ 9.93		$ 9.09		$ 8.64	$ 10.60	$ 12.25

Total Return
Total investment return based on net asset value(c)	6.54%		12.32%		7.16%		(12.80)%	(10.35)%	12.75%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,974		$75,411		$90,837		$95,400	$91,231	$66,921
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.94	%(e)	.93	%(f)	.95	%(f)	.94%	.94%	1.02%
Expenses, before waivers/reimbursements(d)	1.13	%(e)	1.10	%(f)	1.15	%(f)	1.18%	1.10%	1.42%
Net investment income(b)	3.82	%(e)	2.59	%(f)	1.66	%(f)	2.69%	3.21%	2.12%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

168	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.84		$ 9.00		$ 8.56		$ 10.49	$ 12.14	$ 11.02

Income From Investment Operations
Net investment income(a)(b)	.16		.19		.09		.16	.29	.18
Net realized and unrealized gain (loss) on investment transactions	.43		.86		.46		(1.66)	(1.59)	1.13

Net increase (decrease) in net asset value from operations	.59		1.05		.55		(1.50)	(1.30)	1.31

Less: Dividends and Distributions
Dividends from net investment income	(.18)		(.21)		(.11)		(.15)	(.25)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.18)		(.21)		(.11)		(.43)	(.35)	(.19)

Net asset value, end of period	$ 10.25		$ 9.84		$ 9.00		$ 8.56	$ 10.49	$ 12.14

Total Return
Total investment return based on net asset value(c)	6.12%		11.67%		6.42%		(13.46)%	(11.00)%	11.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,033		$2,079		$2,151		$2,416	$3,445	$3,487
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)	1.63	%(f)	1.65	%(f)	1.64%	1.64%	1.72%
Expenses, before waivers/reimbursements(d)	1.86	%(e)	1.82	%(f)	1.88	%(f)	1.92%	1.81%	2.12%
Net investment income(b)	3.22	%(e)	1.82	%(f)	.93	%(f)	2.17%	2.57%	1.49%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%
See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.84		$ 9.00		$ 8.56		$ 10.49	$ 12.14	$ 11.02

Income From Investment Operations
Net investment income(a)(b)	.16		.16		.08		.15	.30	.13
Net realized and unrealized gain (loss) on investment transactions	.42		.89		.47		(1.65)	(1.60)	1.18

Net increase (decrease) in net asset value from operations	.58		1.05		.55		(1.50)	(1.30)	1.31

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.21)		(.11)		(.15)	(.25)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.20)		(.21)		(.11)		(.43)	(.35)	(.19)

Net asset value, end of period	$ 10.22		$ 9.84		$ 9.00		$ 8.56	$ 10.49	$ 12.14

Total Return
Total investment return based on net asset value(c)	6.09%		11.67%		6.42%		(13.46)%	(11.00)%	11.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,503		$4,289		$3,258		$2,912	$2,705	$2,356
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.64	%(e)	1.63	%(f)	1.65	%(f)	1.64%	1.64%	1.70%
Expenses, before waivers/reimbursements(d)	1.86	%(e)	1.83	%(f)	1.88	%(f)	1.92%	1.81%	2.05%
Net investment income(b)	3.24	%(e)	1.60	%(f)	.91	%(f)	2.01%	2.61%	1.06%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

170	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 10.00		$ 9.15		$ 8.69		$ 10.67	$ 12.32	$ 11.13

Income From Investment Operations
Net investment income(a)(b)	.21		.28		.18		.23	.33	.28
Net realized and unrealized gain (loss) on investment transactions	.44		.88		.48		(1.69)	(1.53)	1.17

Net increase (decrease) in net asset value from operations	.65		1.16		.66		(1.46)	(1.20)	1.45

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.31)		(.20)		(.24)	(.35)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.28)		(.31)		(.20)		(.52)	(.45)	(.26)

Net asset value, end of period	$ 10.37		$ 10.00		$ 9.15		$ 8.69	$ 10.67	$ 12.32

Total Return
Total investment return based on net asset value(c)	6.73%		12.68%		7.53%		(12.60)%	(10.10)%	13.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,840		$13,101		$13,781		$12,387	$9,945	$726
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)	.63	%(f)	.65	%(f)	.64%	.64%	.69%
Expenses, before waivers/reimbursements(d)	.80	%(e)	.80	%(f)	.85	%(f)	.88%	.82%	.99%
Net investment income(b)	4.12	%(e)	2.69	%(f)	1.95	%(f)	2.96%	2.87%	2.15%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.91		$ 9.06		$ 8.61		$ 10.56	$ 12.22	$ 11.07

Income From Investment Operations
Net investment income(a)(b)	.18		.24		.13		.18	.30	.14
Net realized and unrealized gain (loss) on investment transactions	.44		.87		.47		(1.65)	(1.55)	1.24

Net increase (decrease) in net asset value from operations	.62		1.11		.60		(1.47)	(1.25)	1.38

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.26)		(.15)		(.20)	(.31)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.20)		(.26)		(.15)		(.48)	(.41)	(.23)

Net asset value, end of period	$ 10.33		$ 9.91		$ 9.06		$ 8.61	$ 10.56	$ 12.22

Total Return
Total investment return based on net asset value(c)	6.42%		12.18%		6.94%		(13.00)%	(10.59)%	12.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,576		$32,067		$37,765		$29,635	$24,178	$9,928
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.14	%(e)	1.13	%(f)	1.15	%(f)	1.14%	1.14%	1.18%
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.47	%(f)	1.48	%(f)	1.49%	1.49%	1.76%
Net investment income(b)	3.62	%(e)	2.36	%(f)	1.38	%(f)	2.42%	2.67%	1.21%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

172	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.97		$ 9.12		$ 8.66		$ 10.61	$ 12.26	$ 11.10

Income From Investment Operations
Net investment income(a)(b)	.20		.26		.16		.21	.36	.17
Net realized and unrealized gain (loss) on investment transactions	.43		.87		.47		(1.67)	(1.59)	1.23

Net increase (decrease) in net asset value from operations	.63		1.13		.63		(1.46)	(1.23)	1.40

Less: Dividends and Distributions
Dividends from net investment income	(.24)		(.28)		(.17)		(.21)	(.32)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.24)		(.28)		(.17)		(.49)	(.42)	(.24)

Net asset value, end of period	$ 10.36		$ 9.97		$ 9.12		$ 8.66	$ 10.61	$ 12.26

Total Return
Total investment return based on net asset value(c)	6.58%		12.39%		7.27%		(12.79)%	(10.35)%	12.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$107,120		$110,593		$110,450		$101,850	$105,443	$63,056
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.89	%(e)	.88	%(f)	.90	%(f)	.89%	.89%	.95%
Expenses, before waivers/reimbursements(d)	1.15	%(e)	1.16	%(f)	1.17	%(f)	1.19%	1.18%	1.38%
Net investment income(b)	3.98	%(e)	2.53	%(f)	1.67	%(f)	2.75%	3.15%	1.55%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2015 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.98		$ 9.14		$ 8.69		$ 10.66	$ 12.31	$ 11.13

Income From Investment Operations
Net investment income(a)(b)	.20		.29		.19		.24	.37	.18
Net realized and unrealized gain (loss) on investment transactions	.44		.87		.46		(1.69)	(1.57)	1.26

Net increase (decrease) in net asset value from operations	.64		1.16		.65		(1.45)	(1.20)	1.44

Less: Dividends and Distributions
Dividends from net investment income	(.28)		(.32)		(.20)		(.24)	(.35)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.28)	(.10)	(.01)

Total dividends and distributions	(.28)		(.32)		(.20)		(.52)	(.45)	(.26)

Net asset value, end of period	$ 10.34		$ 9.98		$ 9.14		$ 8.69	$ 10.66	$ 12.31

Total Return
Total investment return based on net asset value(c)	6.67%		12.69%		7.47%		(12.53)%	(10.12)%	13.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,710		$43,280		$32,261		$40,164	$47,753	$26,459
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.64	%(e)	.63	%(f)	.65	%(f)	.64%	.64%	.66%
Expenses, before waivers/reimbursements(d)	.83	%(e)	.82	%(f)	.78	%(f)	.83%	.84%	1.07%
Net investment income(b)	4.04	%(e)	2.84	%(f)	2.00	%(f)	3.13%	3.24%	1.46%
Portfolio turnover rate	13%		16%		38%		16%	6%	13%

See footnote summary on page 231.

174	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.70		$ 8.82		$ 8.42		$ 10.57	$ 12.41	$ 11.18

Income From Investment Operations
Net investment income(a)(b)	.16		.25		.14		.18	.35	.26
Net realized and unrealized gain (loss) on investment transactions	.49		.88		.42		(1.83)	(1.79)	1.21

Net increase (decrease) in net asset value from operations	.65		1.13		.56		(1.65)	(1.44)	1.47

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.25)		(.16)		(.20)	(.30)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.21)		(.25)		(.16)		(.50)	(.40)	(.24)

Net asset value, end of period	$ 10.14		$ 9.70		$ 8.82		$ 8.42	$ 10.57	$ 12.41

Total Return
Total investment return based on net asset value(c)	6.94%		12.75%		6.66%		(14.62)%	(11.97)%	13.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83,071		$89,111		$108,557		$117,976	$109,315	$70,858
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.98	%(e)	.97	%(f)	.99	%(f)	.98%	.98%	1.06%
Expenses, before waivers/reimbursements(d)	1.13	%(e)	1.08	%(f)	1.14	%(f)	1.18%	1.09%	1.41%
Net investment income(b)	3.24	%(e)	2.43	%(f)	1.58	%(f)	2.41%	3.02%	2.02%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.58		$ 8.72		$ 8.34		$ 10.45	$ 12.29	$ 11.10

Income From Investment Operations
Net investment income(a)(b)	.12		.17		.08		.13	.27	.16
Net realized and unrealized gain (loss) on investment transactions	.50		.87		.41		(1.81)	(1.78)	1.21

Net increase (decrease) in net asset value from operations	.62		1.04		.49		(1.68)	(1.51)	1.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.18)		(.11)		(.13)	(.23)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.14)		(.18)		(.11)		(.43)	(.33)	(.18)

Net asset value, end of period	$ 10.06		$ 9.58		$ 8.72		$ 8.34	$ 10.45	$ 12.29

Total Return
Total investment return based on net asset value(c)	6.61%		11.88%		5.85%		(15.19)%	(12.60)%	12.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,883		$1,928		$2,093		$2,404	$3,354	$3,029
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)	1.67	%(f)	1.69	%(f)	1.68%	1.68%	1.76%
Expenses, before waivers/reimbursements(d)	1.87	%(e)	1.81	%(f)	1.88	%(f)	1.92%	1.81%	2.10%
Net investment income(b)	2.55	%(e)	1.70	%(f)	.91	%(f)	1.82%	2.38%	1.31%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

176	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.60		$ 8.73		$ 8.35		$ 10.46	$ 12.29	$ 11.10

Income From Investment Operations
Net investment income(a)(b)	.11		.16		.07		.13	.25	.13
Net realized and unrealized gain (loss) on investment transactions	.50		.89		.42		(1.81)	(1.75)	1.24

Net increase (decrease) in net asset value from operations	.61		1.05		.49		(1.68)	(1.50)	1.37

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.18)		(.11)		(.13)	(.23)	(.17)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.14)		(.18)		(.11)		(.43)	(.33)	(.18)

Net asset value, end of period	$ 10.07		$ 9.60		$ 8.73		$ 8.35	$ 10.46	$ 12.29

Total Return
Total investment return based on net asset value(c)	6.52%		11.99%		5.84%		(15.18)%	(12.52)%	12.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,899		$6,326		$5,196		$4,224	$4,089	$2,484
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.68	%(e)	1.67	%(f)	1.69	%(f)	1.68%	1.68%	1.74%
Expenses, before waivers/reimbursements(d)	1.87	%(e)	1.81	%(f)	1.87	%(f)	1.91%	1.80%	2.07%
Net investment income(b)	2.40	%(e)	1.60	%(f)	.81	%(f)	1.78%	2.18%	1.09%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.77		$ 8.88		$ 8.48		$ 10.64	$ 12.48	$ 11.21

Income From Investment Operations
Net investment income(a)(b)	.18		.26		.17		.20	.35	.25
Net realized and unrealized gain (loss) on investment transactions	.48		.91		.42		(1.84)	(1.77)	1.27

Net increase (decrease) in net asset value from operations	.66		1.17		.59		(1.64)	(1.42)	1.52

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.28)		(.19)		(.22)	(.32)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.25)		(.28)		(.19)		(.52)	(.42)	(.25)

Net asset value, end of period	$ 10.18		$ 9.77		$ 8.88		$ 8.48	$ 10.64	$ 12.48

Total Return
Total investment return based on net asset value(c)	6.96%		13.09%		6.91%		(14.33)%	(11.72)%	13.66%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,452		$12,351		$14,256		$11,243	$9,382	$1,769
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)	.67	%(f)	.69	%(f)	.68%	.68%	.71%
Expenses, before waivers/reimbursements(d)	.82	%(e)	.78	%(f)	.84	%(f)	.88%	.80%	.98%
Net investment income(b)	3.61	%(e)	2.60	%(f)	1.83	%(f)	2.69%	3.01%	1.94%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

178	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.67		$ 8.79		$ 8.40		$ 10.52	$ 12.37	$ 11.16

Income From Investment Operations
Net investment income(a)(b)	.14		.22		.12		.16	.31	.08
Net realized and unrealized gain (loss) on investment transactions	.50		.89		.42		(1.81)	(1.77)	1.37

Net increase (decrease) in net asset value from operations	.64		1.11		.54		(1.65)	(1.46)	1.45

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.23)		(.15)		(.17)	(.29)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.17)		(.23)		(.15)		(.47)	(.39)	(.24)

Net asset value, end of period	$ 10.14		$ 9.67		$ 8.79		$ 8.40	$ 10.52	$ 12.37

Total Return
Total investment return based on net asset value(c)	6.82%		12.55%		6.35%		(14.76)%	(12.16)%	13.05%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,615		$43,784		$46,261		$36,531	$33,421	$15,551
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.18	%(e)	1.17	%(f)	1.19	%(f)	1.18%	1.18%	1.21%
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.43	%(f)	1.45	%(f)	1.48%	1.46%	1.77%
Net investment income(b)	3.04	%(e)	2.15	%(f)	1.35	%(f)	2.17%	2.73%	.69%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.73		$ 8.85		$ 8.45		$ 10.59	$ 12.43	$ 11.18

Income From Investment Operations
Net investment income(a)(b)	.16		.25		.14		.18	.35	.15
Net realized and unrealized gain (loss) on investment transactions	.50		.88		.43		(1.83)	(1.79)	1.33

Net increase (decrease) in net asset value from operations	.66		1.13		.57		(1.65)	(1.44)	1.48

Less: Dividends and Distributions
Dividends from net investment income	(.21)		(.25)		(.17)		(.19)	(.30)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.21)		(.25)		(.17)		(.49)	(.40)	(.23)

Net asset value, end of period	$ 10.18		$ 9.73		$ 8.85		$ 8.45	$ 10.59	$ 12.43

Total Return
Total investment return based on net asset value(c)	7.03%		12.76%		6.68%		(14.58)%	(11.94)%	13.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,213		$183,105		$175,828		$148,184	$137,794	$69,380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.93	%(e)	.92	%(f)	.94	%(f)	.93%	.93%	.99%
Expenses, before waivers/reimbursements(d)	1.12	%(e)	1.12	%(f)	1.15	%(f)	1.16%	1.16%	1.40%
Net investment income(b)	3.40	%(e)	2.44	%(f)	1.59	%(f)	2.43%	2.98%	1.41%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

180	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2020 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.76		$ 8.87		$ 8.48		$ 10.63	$ 12.47	$ 11.21

Income From Investment Operations
Net investment income(a)(b)	.15		.24		.18		.20	.39	.19
Net realized and unrealized gain (loss) on investment transactions	.52		.93		.40		(1.83)	(1.81)	1.32

Net increase (decrease) in net asset value from operations	.67		1.17		.58		(1.63)	(1.42)	1.51

Less: Dividends and Distributions
Dividends from net investment income	(.25)		(.28)		(.19)		(.22)	(.32)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.30)	(.10)	(.01)

Total dividends and distributions	(.25)		(.28)		(.19)		(.52)	(.42)	(.25)

Net asset value, end of period	$ 10.18		$ 9.76		$ 8.87		$ 8.48	$ 10.63	$ 12.47

Total Return
Total investment return based on net asset value(c)	7.10%		13.14%		6.85%		(14.31)%	(11.76)%	13.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$29,649		$24,065		$21,749		$32,190	$33,966	$29,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.68	%(e)	.67	%(f)	.69	%(f)	.68%	.68%	.70%
Expenses, before waivers/reimbursements(d)	.80	%(e)	.79	%(f)	.81	%(f)	.84%	.83%	1.08%
Net investment income(b)	3.12	%(e)	2.39	%(f)	1.96	%(f)	2.74%	3.34%	1.46%
Portfolio turnover rate	12%		14%		38%		8%	4%	16%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.68		$ 8.78		$ 8.45		$ 10.79	$ 12.82	$ 11.44

Income From Investment Operations
Net investment income(a)(b)	.12		.23		.14		.16	.33	.25
Net realized and unrealized gain (loss) on investment transactions	.60		.91		.34		(2.01)	(1.96)	1.37

Net increase (decrease) in net asset value from operations	.72		1.14		.48		(1.85)	(1.63)	1.62

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.24)		(.15)		(.17)	(.29)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.19)		(.24)		(.15)		(.49)	(.40)	(.24)

Net asset value, end of period	$ 10.21		$ 9.68		$ 8.78		$ 8.45	$ 10.79	$ 12.82

Total Return
Total investment return based on net asset value(c)	7.60%		12.90%		5.69%		(16.07)%	(13.13)%	14.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$78,007		$91,511		$109,018		$107,068	$102,304	$78,182
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.00	%(e)	.99	%(f)	1.01	%(f)	1.00%	1.00%	1.08%
Expenses, before waivers/reimbursements(d)	1.18	%(e)	1.12	%(f)	1.21	%(f)	1.29%	1.17%	1.41%
Net investment income(b)	2.61	%(e)	2.31	%(f)	1.52	%(f)	2.13%	2.81%	1.92%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

182	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.55		$ 8.66		$ 8.35		$ 10.65	$ 12.67	$ 11.35

Income From Investment Operations
Net investment income(a)(b)	.09		.16		.08		.11	.26	.15
Net realized and unrealized gain (loss) on investment transactions	.59		.91		.33		(1.99)	(1.95)	1.36

Net increase (decrease) in net asset value from operations	.68		1.07		.41		(1.88)	(1.69)	1.51

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.18)		(.10)		(.10)	(.22)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.11)		(.18)		(.10)		(.42)	(.33)	(.19)

Net asset value, end of period	$ 10.12		$ 9.55		$ 8.66		$ 8.35	$ 10.65	$ 12.67

Total Return
Total investment return based on net asset value(c)	7.29%		12.24%		4.86%		(16.69)%	(13.66)%	13.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,233		$1,254		$1,239		$1,403	$1,795	$1,596
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)	1.69	%(f)	1.71	%(f)	1.70%	1.70%	1.78%
Expenses, before waivers/reimbursements(d)	1.93	%(e)	1.87	%(f)	1.96	%(f)	2.05%	1.90%	2.10%
Net investment income(b)	1.96	%(e)	1.60	%(f)	.83	%(f)	1.52%	2.16%	1.17%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.56		$ 8.67		$ 8.36		$ 10.65	$ 12.69	$ 11.36

Income From Investment Operations
Net investment income(a)(b)	.09		.15		.07		.10	.24	.12
Net realized and unrealized gain (loss) on investment transactions	.59		.92		.34		(1.97)	(1.95)	1.40

Net increase (decrease) in net asset value from operations	.68		1.07		.41		(1.87)	(1.71)	1.52

Less: Dividends and Distributions
Dividends from net investment income	(.12)		(.18)		(.10)		(.10)	(.22)	(.18)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.12)		(.18)		(.10)		(.42)	(.33)	(.19)

Net asset value, end of period	$ 10.12		$ 9.56		$ 8.67		$ 8.36	$ 10.65	$ 12.69

Total Return
Total investment return based on net asset value(c)	7.24%		12.22%		4.85%		(16.60)%	(13.80)%	13.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,191		$3,758		$3,367		$2,937	$2,835	$1,821
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.70	%(e)	1.69	%(f)	1.71	%(f)	1.70%	1.70%	1.76%
Expenses, before waivers/reimbursements(d)	1.95	%(e)	1.88	%(f)	1.94	%(f)	2.03%	1.89%	2.09%
Net investment income(b)	1.90	%(e)	1.51	%(f)	.80	%(f)	1.42%	2.00%	.95%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

184	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.74		$ 8.83		$ 8.49		$ 10.85	$ 12.88	$ 11.47

Income From Investment Operations
Net investment income(a)(b)	.16		.25		.16		.18	.29	.27
Net realized and unrealized gain (loss) on investment transactions	.57		.93		.36		(2.02)	(1.90)	1.39

Net increase (decrease) in net asset value from operations	.73		1.18		.52		(1.84)	(1.61)	1.66

Less: Dividends and Distributions
Dividends from net investment income	(.22)		(.27)		(.18)		(.20)	(.31)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.22)		(.27)		(.18)		(.52)	(.42)	(.25)

Net asset value, end of period	$ 10.25		$ 9.74		$ 8.83		$ 8.49	$ 10.85	$ 12.88

Total Return
Total investment return based on net asset value(c)	7.72%		13.27%		6.05%		(15.87)%	(12.87)%	14.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,775		$9,124		$11,879		$9,659	$6,660	$684
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)	.69	%(f)	.71	%(f)	.70%	.70%	.77%
Expenses, before waivers/reimbursements(d)	.86	%(e)	.83	%(f)	.91	%(f)	.99%	.90%	1.09%
Net investment income(b)	3.15	%(e)	2.48	%(f)	1.79	%(f)	2.40%	2.51%	2.12%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.68		$ 8.76		$ 8.44		$ 10.77	$ 12.81	$ 11.41

Income From Investment Operations
Net investment income(a)(b)	.12		.21		.12		.14	.27	.07
Net realized and unrealized gain (loss) on investment transactions	.59		.92		.34		(2.00)	(1.93)	1.53

Net increase (decrease) in net asset value from operations	.71		1.13		.46		(1.86)	(1.66)	1.60

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.21)		(.14)		(.15)	(.27)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.15)		(.21)		(.14)		(.47)	(.38)	(.20)

Net asset value, end of period	$ 10.24		$ 9.68		$ 8.76		$ 8.44	$ 10.77	$ 12.81

Total Return
Total investment return based on net asset value(c)	7.49%		12.87%		5.41%		(16.25)%	(13.30)%	14.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$40,690		$41,027		$43,554		$32,469	$24,582	$10,812
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.20	%(e)	1.19	%(f)	1.21	%(f)	1.20%	1.20%	1.23%
Expenses, before waivers/reimbursements(d)	1.45	%(e)	1.47	%(f)	1.53	%(f)	1.55%	1.53%	1.76%
Net investment income(b)	2.46	%(e)	2.05	%(f)	1.29	%(f)	1.89%	2.35%	.57%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

186	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.71		$ 8.80		$ 8.47		$ 10.81	$ 12.83	$ 11.44

Income From Investment Operations
Net investment income(a)(b)	.13		.23		.14		.17	.33	.17
Net realized and unrealized gain (loss) on investment transactions	.59		.93		.35		(2.02)	(1.95)	1.45

Net increase (decrease) in net asset value from operations	.72		1.16		.49		(1.85)	(1.62)	1.62

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.25)		(.16)		(.17)	(.29)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.19)		(.25)		(.16)		(.49)	(.40)	(.23)

Net asset value, end of period	$ 10.24		$ 9.71		$ 8.80		$ 8.47	$ 10.81	$ 12.83

Total Return
Total investment return based on net asset value(c)	7.64%		13.05%		5.72%		(16.10)%	(13.02)%	14.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,130		$137,594		$120,931		$110,551	$111,995	$60,216
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.95	%(e)	.94	%(f)	.96	%(f)	.95%	.95%	1.01%
Expenses, before waivers/reimbursements(d)	1.14	%(e)	1.14	%(f)	1.22	%(f)	1.24%	1.24%	1.41%
Net investment income(b)	2.77	%(e)	2.26	%(f)	1.56	%(f)	2.24%	2.79%	1.44%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2025 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.74		$ 8.83		$ 8.50		$ 10.85	$ 12.88	$ 11.47

Income From Investment Operations
Net investment income(a)(b)	.11		.26		.18		.18	.38	.17
Net realized and unrealized gain (loss) on investment transactions	.63		.92		.33		(2.02)	(1.99)	1.49

Net increase (decrease) in net asset value from operations	.74		1.18		.51		(1.84)	(1.61)	1.66

Less: Dividends and Distributions
Dividends from net investment income	(.23)		(.27)		(.18)		(.19)	(.31)	(.24)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.32)	(.11)	(.01)

Total dividends and distributions	(.23)		(.27)		(.18)		(.51)	(.42)	(.25)

Net asset value, end of period	$ 10.25		$ 9.74		$ 8.83		$ 8.50	$ 10.85	$ 12.88

Total Return
Total investment return based on net asset value(c)	7.81%		13.27%		5.98%		(15.78)%	(12.88)%	14.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,684		$13,870		$17,678		$24,725	$24,079	$19,306
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.70	%(e)	.69	%(f)	.71	%(f)	.70%	.70%	.72%
Expenses, before waivers/reimbursements(d)	.78	%(e)	.83	%(f)	.89	%(f)	.92%	.90%	1.08%
Net investment income(b)	2.36	%(e)	2.53	%(f)	1.91	%(f)	2.45%	3.15%	1.27%
Portfolio turnover rate	13%		14%		34%		9%	3%	11%

See footnote summary on page 231.

188	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.53		$ 8.59		$ 8.35		$ 10.69	$ 12.70	$ 11.24

Income From Investment Operations
Net investment income(a)(b)	.11		.20		.12		.14	.30	.19
Net realized and unrealized gain (loss) on investment transactions	.64		.94		.25		(2.05)	(2.00)	1.50

Net increase (decrease) in net asset value from operations	.75		1.14		.37		(1.91)	(1.70)	1.69

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.20)		(.13)		(.14)	(.24)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.16)		(.20)		(.13)		(.43)	(.31)	(.23)

Net asset value, end of period	$ 10.12		$ 9.53		$ 8.59		$ 8.35	$ 10.69	$ 12.70

Total Return
Total investment return based on net asset value(c)	8.11%		13.15%		4.42%		(16.91)%	(13.67)%	15.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,516		$74,095		$88,919		$89,797	$73,959	$47,575
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02	%(f)	1.03	%(f)	1.02%	1.02%	1.09%
Expenses, before waivers/reimbursements(d)	1.23	%(e)	1.19	%(f)	1.25	%(f)	1.33%	1.23%	1.72%
Net investment income(b)	2.29	%(e)	1.99	%(f)	1.31	%(f)	1.88%	2.53%	1.54%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.40		$ 8.47		$ 8.25		$ 10.55	$ 12.56	$ 11.14

Income From Investment Operations
Net investment income(a)(b)	.07		.12		.06		.09	.22	.11
Net realized and unrealized gain (loss) on investment transactions	.65		.94		.24		(2.02)	(1.98)	1.49

Net increase (decrease) in net asset value from operations	.72		1.06		.30		(1.93)	(1.76)	1.60

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.13)		(.08)		(.08)	(.18)	(.16)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.08)		(.13)		(.08)		(.37)	(.25)	(.18)

Net asset value, end of period	$ 10.04		$ 9.40		$ 8.47		$ 8.25	$ 10.55	$ 12.56

Total Return
Total investment return based on net asset value(c)	7.81%		12.41%		3.65%		(17.49)%	(14.29)%	14.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,055		$1,141		$1,145		$1,433	$1,944	$1,580
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72	%(f)	1.73	%(f)	1.72%	1.72%	1.78%
Expenses, before waivers/reimbursements(d)	1.99	%(e)	1.93	%(f)	2.00	%(f)	2.09%	1.96%	2.38%
Net investment income(b)	1.56	%(e)	1.23	%(f)	.63	%(f)	1.27%	1.87%	.89%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%
See footnote summary on page 231.

190	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.40		$ 8.47		$ 8.25		$ 10.56	$ 12.58	$ 11.15

Income From Investment Operations
Net investment income(a)(b)	.07		.13		.05		.08	.20	.03
Net realized and unrealized gain (loss) on investment transactions	.65		.93		.25		(2.02)	(1.97)	1.58

Net increase (decrease) in net asset value from operations	.72		1.06		.30		(1.94)	(1.77)	1.61

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.13)		(.08)		(.08)	(.18)	(.16)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.09)		(.13)		(.08)		(.37)	(.25)	(.18)

Net asset value, end of period	$ 10.03		$ 9.40		$ 8.47		$ 8.25	$ 10.56	$ 12.58

Total Return
Total investment return based on net asset value(c)	7.75%		12.41%		3.65%		(17.57)%	(14.34)%	14.42%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,798		$4,428		$4,475		$4,270	$3,480	$2,217
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72	%(f)	1.73	%(f)	1.72%	1.72%	1.76%
Expenses, before waivers/reimbursements(d)	2.00	%(e)	1.94	%(f)	1.99	%(f)	2.07%	1.95%	2.26%
Net investment income(b)	1.45	%(e)	1.28	%(f)	.60	%(f)	1.14%	1.72%	.26%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.59		$ 8.64		$ 8.40		$ 10.76	$ 12.76	$ 11.26

Income From Investment Operations
Net investment income(a)(b)	.13		.21		.14		.16	.24	.27
Net realized and unrealized gain (loss) on investment transactions	.64		.96		.26		(2.06)	(1.90)	1.47

Net increase (decrease) in net asset value from operations	.77		1.17		.40		(1.90)	(1.66)	1.74

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.22)		(.16)		(.17)	(.27)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.19)		(.22)		(.16)		(.46)	(.34)	(.24)

Net asset value, end of period	$ 10.17		$ 9.59		$ 8.64		$ 8.40	$ 10.76	$ 12.76

Total Return
Total investment return based on net asset value(c)	8.33%		13.51%		4.68%		(16.71)%	(13.36)%	15.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,561		$7,280		$10,226		$7,365	$5,209	$480
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72	%(f)	.73	%(f)	.72%	.72%	.80%
Expenses, before waivers/reimbursements(d)	.92	%(e)	.89	%(f)	.96	%(f)	1.03%	.94%	1.48%
Net investment income(b)	2.78	%(e)	2.14	%(f)	1.56	%(f)	2.16%	2.10%	2.06%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

192	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.51		$ 8.57		$ 8.33		$ 10.66	$ 12.69	$ 11.24

Income From Investment Operations
Net investment income(a)(b)	.10		.17		.10		.12	.26	.06
Net realized and unrealized gain (loss) on investment transactions	.64		.95		.26		(2.04)	(1.98)	1.61

Net increase (decrease) in net asset value from operations	.74		1.12		.36		(1.92)	(1.72)	1.67

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.18)		(.12)		(.12)	(.24)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.13)		(.18)		(.12)		(.41)	(.31)	(.22)

Net asset value, end of period	$ 10.12		$ 9.51		$ 8.57		$ 8.33	$ 10.66	$ 12.69

Total Return
Total investment return based on net asset value(c)	7.94%		13.00%		4.23%		(17.15)%	(13.87)%	14.88%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,376		$40,174		$37,223		$32,551	$26,546	$9,026
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22	%(f)	1.23	%(f)	1.22%	1.22%	1.26%
Expenses, before waivers/reimbursements(d)	1.52	%(e)	1.51	%(f)	1.53	%(f)	1.58%	1.57%	2.00%
Net investment income(b)	2.05	%(e)	1.72	%(f)	1.08	%(f)	1.64%	2.19%	.54%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.54		$ 8.60		$ 8.36		$ 10.70	$ 12.71	$ 11.24

Income From Investment Operations
Net investment income(a)(b)	.11		.20		.12		.14	.29	.12
Net realized and unrealized gain (loss) on investment transactions	.64		.95		.26		(2.05)	(1.98)	1.59

Net increase (decrease) in net asset value from operations	.75		1.15		.38		(1.91)	(1.69)	1.71

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.21)		(.14)		(.14)	(.25)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.16)		(.21)		(.14)		(.43)	(.32)	(.24)

Net asset value, end of period	$ 10.13		$ 9.54		$ 8.60		$ 8.36	$ 10.70	$ 12.71

Total Return
Total investment return based on net asset value(c)	8.12%		13.25%		4.51%		(16.97)%	(13.64)%	15.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$116,464		$117,596		$114,731		$100,789	$88,751	$42,433
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97	%(f)	.98	%(f)	.97%	.97%	1.02%
Expenses, before waivers/reimbursements(d)	1.21	%(e)	1.21	%(f)	1.22	%(f)	1.27%	1.28%	1.60%
Net investment income(b)	2.38	%(e)	1.99	%(f)	1.34	%(f)	1.93%	2.47%	1.07%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

194	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2030 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.57		$ 8.62		$ 8.38		$ 10.74	$ 12.75	$ 11.26

Income From Investment Operations
Net investment income(a)(b)	.10		.22		.15		.16	.32	.14
Net realized and unrealized gain (loss) on investment transactions	.66		.96		.26		(2.06)	(1.99)	1.60

Net increase (decrease) in net asset value from operations	.76		1.18		.41		(1.90)	(1.67)	1.74

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.23)		(.17)		(.17)	(.27)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	(.29)	(.07)	(.02)

Total dividends and distributions	(.20)		(.23)		(.17)		(.46)	(.34)	(.25)

Net asset value, end of period	$ 10.13		$ 9.57		$ 8.62		$ 8.38	$ 10.74	$ 12.75

Total Return
Total investment return based on net asset value(c)	8.19%		13.59%		4.78%		(16.75)%	(13.46)%	15.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,273		$14,167		$13,897		$17,822	$16,718	$13,213
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72	%(f)	.73	%(f)	.72%	.72%	.75%
Expenses, before waivers/reimbursements(d)	.88	%(e)	.89	%(f)	.90	%(f)	.94%	.95%	1.26%
Net investment income(b)	2.06	%(e)	2.18	%(f)	1.67	%(f)	2.19%	2.72%	1.08%
Portfolio turnover rate	15%		12%		30%		6%	4%	6%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.45		$ 8.47		$ 8.31		$ 10.71	$ 12.78	$ 11.30

Income From Investment Operations
Net investment income(a)(b)	.09		.16		.09		.11	.27	.19
Net realized and unrealized gain (loss) on investment transactions	.70		.97		.18		(2.11)	(2.02)	1.50

Net increase (decrease) in net asset value from operations	.79		1.13		.27		(2.00)	(1.75)	1.69

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.15)		(.08)		(.12)	(.24)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.13)		(.15)		(.11)		(.40)	(.32)	(.21)

Net asset value, end of period	$ 10.11		$ 9.45		$ 8.47		$ 8.31	$ 10.71	$ 12.78

Total Return
Total investment return based on net asset value(c)	8.58%		13.29%		3.14%		(17.83)%	(14.02)%	15.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,431		$51,488		$62,369		$63,738	$52,620	$34,491
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.02	%(f)	1.04	%(f)	1.02%	1.02%	1.09%
Expenses, before waivers/reimbursements(d)	1.31	%(e)	1.24	%(f)	1.33	%(f)	1.43%	1.36%	1.96%
Net investment income(b)	1.90	%(e)	1.62	%(f)	.96	%(f)	1.57%	2.31%	1.48%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

196	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.34		$ 8.37		$ 8.23		$ 10.59	$ 12.65	$ 11.22

Income From Investment Operations
Net investment income(a)(b)	.06		.09		.02		.07	.19	.10
Net realized and unrealized gain (loss) on investment transactions	.70		.97		.17		(2.09)	(2.01)	1.49

Net increase (decrease) in net asset value from operations	.76		1.06		.19		(2.02)	(1.82)	1.59

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.09)		(.02)		(.06)	(.16)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.07)		(.09)		(.05)		(.34)	(.24)	(.16)

Net asset value, end of period	$ 10.03		$ 9.34		$ 8.37		$ 8.23	$ 10.59	$ 12.65

Total Return
Total investment return based on net asset value(c)	8.21%		12.59%		2.33%		(18.42)%	(14.64)%	14.27%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$872		$810		$822		$960	$1,296	$1,051
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72	%(f)	1.74	%(f)	1.72%	1.72%	1.78%
Expenses, before waivers/reimbursements(d)	2.07	%(e)	1.98	%(f)	2.07	%(f)	2.19%	2.08%	2.65%
Net investment income(b)	1.22	%(e)	.88	%(f)	.27	%(f)	.99%	1.58%	.79%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.34		$ 8.38		$ 8.23		$ 10.59	$ 12.65	$ 11.21

Income From Investment Operations
Net investment income(a)(b)	.06		.09		.02		.06	.17	.08
Net realized and unrealized gain (loss) on investment transactions	.70		.96		.18		(2.08)	(1.99)	1.52

Net increase (decrease) in net asset value from operations	.76		1.05		.20		(2.02)	(1.82)	1.60

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.09)		(.02)		(.06)	(.16)	(.15)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.06)		(.09)		(.05)		(.34)	(.24)	(.16)

Net asset value, end of period	$ 10.04		$ 9.34		$ 8.38		$ 8.23	$ 10.59	$ 12.65

Total Return
Total investment return based on net asset value(c)	8.23%		12.46%		2.45%		(18.42)%	(14.64)%	14.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,037		$2,746		$2,684		$2,158	$1,984	$1,196
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.72	%(f)	1.74	%(f)	1.72%	1.72%	1.78%
Expenses, before waivers/reimbursements(d)	2.08	%(e)	2.00	%(f)	2.07	%(f)	2.17%	2.08%	2.63%
Net investment income(b)	1.21	%(e)	.89	%(f)	.21	%(f)	.90%	1.48%	.61%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

198	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.50		$ 8.52		$ 8.35		$ 10.77	$ 12.84	$ 11.32

Income From Investment Operations
Net investment income(a)(b)	.11		.18		.11		.13	.26	.22
Net realized and unrealized gain (loss) on investment transactions	.70		.98		.19		(2.13)	(1.98)	1.52

Net increase (decrease) in net asset value from operations	.81		1.16		.30		(2.00)	(1.72)	1.74

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.18)		(.10)		(.14)	(.27)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.17)		(.18)		(.13)		(.42)	(.35)	(.22)

Net asset value, end of period	$ 10.14		$ 9.50		$ 8.52		$ 8.35	$ 10.77	$ 12.84

Total Return
Total investment return based on net asset value(c)	8.76%		13.55%		3.50%		(17.65)%	(13.77)%	15.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,571		$6,148		$7,819		$5,872	$3,410	$942
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72	%(f)	.74	%(f)	.72%	.72%	.78%
Expenses, before waivers/reimbursements(d)	1.01	%(e)	.95	%(f)	1.03	%(f)	1.13%	1.08%	1.63%
Net investment income(b)	2.39	%(e)	1.79	%(f)	1.23	%(f)	1.82%	2.21%	1.68%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.37		$ 8.41		$ 8.25		$ 10.64	$ 12.72	$ 11.26

Income From Investment Operations
Net investment income(a)(b)	.08		.14		.06		.10	.19	.07
Net realized and unrealized gain (loss) on investment transactions	.70		.96		.19		(2.10)	(1.96)	1.59

Net increase (decrease) in net asset value from operations	.78		1.10		.25		(2.00)	(1.77)	1.66

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.14)		(.06)		(.11)	(.23)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.09)		(.14)		(.09)		(.39)	(.31)	(.20)

Net asset value, end of period	$ 10.06		$ 9.37		$ 8.41		$ 8.25	$ 10.64	$ 12.72

Total Return
Total investment return based on net asset value(c)	8.49%		13.02%		2.98%		(18.00)%	(14.23)%	14.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,267		$25,612		$24,873		$21,675	$15,155	$4,446
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.22	%(f)	1.24	%(f)	1.22%	1.22%	1.27%
Expenses, before waivers/reimbursements(d)	1.59	%(e)	1.56	%(f)	1.60	%(f)	1.65%	1.67%	2.27%
Net investment income(b)	1.74	%(e)	1.35	%(f)	.73	%(f)	1.36%	1.71%	.56%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

200	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.44		$ 8.47		$ 8.32		$ 10.70	$ 12.78	$ 11.30

Income From Investment Operations
Net investment income(a)(b)	.10		.16		.09		.12	.27	.09
Net realized and unrealized gain (loss) on investment transactions	.70		.98		.17		(2.10)	(2.02)	1.61

Net increase (decrease) in net asset value from operations	.80		1.14		.26		(1.98)	(1.75)	1.70

Less: Dividends and Distributions
Dividends from net investment income	(.14)		(.17)		(.08)		(.12)	(.25)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.14)		(.17)		(.11)		(.40)	(.33)	(.22)

Net asset value, end of period	$ 10.10		$ 9.44		$ 8.47		$ 8.32	$ 10.70	$ 12.78

Total Return
Total investment return based on net asset value(c)	8.64%		13.36%		3.07%		(17.68)%	(14.03)%	15.16%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$80,478		$83,579		$72,858		$64,028	$59,621	$27,908
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.97	%(f)	.99	%(f)	.97%	.97%	1.02%
Expenses, before waivers/reimbursements(d)	1.26	%(e)	1.25	%(f)	1.29	%(f)	1.35%	1.37%	1.75%
Net investment income(b)	2.08	%(e)	1.59	%(f)	.99	%(f)	1.65%	2.29%	.86%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2035 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.47		$ 8.50		$ 8.34		$ 10.75	$ 12.83	$ 11.32

Income From Investment Operations
Net investment income(a)(b)	.07		.18		.12		.14	.32	.11
Net realized and unrealized gain (loss) on investment transactions	.74		.98		.18		(2.12)	(2.05)	1.64

Net increase (decrease) in net asset value from operations	.81		1.16		.30		(1.98)	(1.73)	1.75

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.19)		(.11)		(.15)	(.27)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.03)		(.28)	(.08)	(.01)

Total dividends and distributions	(.17)		(.19)		(.14)		(.43)	(.35)	(.24)

Net asset value, end of period	$ 10.11		$ 9.47		$ 8.50		$ 8.34	$ 10.75	$ 12.83

Total Return
Total investment return based on net asset value(c)	8.82%		13.57%		3.48%		(17.57)%	(13.83)%	15.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,752		$10,841		$9,598		$13,469	$11,536	$8,530
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.72	%(f)	.74	%(f)	.72%	.72%	.74%
Expenses, before waivers/reimbursements(d)	.94	%(e)	.94	%(f)	.96	%(f)	1.02%	1.03%	1.43%
Net investment income(b)	1.60	%(e)	1.82	%(f)	1.32	%(f)	1.88%	2.62%	.81%
Portfolio turnover rate	18%		14%		28%		4%	4%	5%

See footnote summary on page 231.

202	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.62		$ 8.62		$ 8.49		$ 10.86	$ 12.89	$ 11.38

Income From Investment Operations
Net investment income(a)(b)	.09		.16		.09		.12	.25	.17
Net realized and unrealized gain (loss) on investment transactions	.76		.99		.14		(2.12)	(2.00)	1.57

Net increase (decrease) in net asset value from operations	.85		1.15		.23		(2.00)	(1.75)	1.74

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.15)		(.06)		(.12)	(.23)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.13)		(.15)		(.10)		(.37)	(.28)	(.23)

Net asset value, end of period	$ 10.34		$ 9.62		$ 8.62		$ 8.49	$ 10.86	$ 12.89

Total Return
Total investment return based on net asset value(c)	8.99%		13.22%		2.71%		(17.68)%	(13.89)%	15.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,530		$44,823		$52,836		$60,063	$44,222	$19,340
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.03	%(f)	1.04	%(f)	1.02%	1.02%	1.10	%(g)
Expenses, before waivers/reimbursements(d)	1.46	%(e)	1.27	%(f)	1.38	%(f)	1.51%	1.49%	2.94	%(g)
Net investment income(b)	1.82	%(e)	1.54	%(f)	.99	%(f)	1.57%	2.12%	1.32%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.51		$ 8.52		$ 8.40		$ 10.75	$ 12.78	$ 11.31

Income From Investment Operations
Net investment income(a)(b)	.05		.08		.03		.07	.20	.11
Net realized and unrealized gain (loss) on investment transactions	.75		.99		.14		(2.11)	(2.03)	1.52

Net increase (decrease) in net asset value from operations	.80		1.07		.17		(2.04)	(1.83)	1.63

Less: Dividends and Distributions
Dividends from net investment income	(.06)		(.08)		(.01)		(.06)	(.15)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.06)		(.08)		(.05)		(.31)	(.20)	(.16)

Net asset value, end of period	$ 10.25		$ 9.51		$ 8.52		$ 8.40	$ 10.75	$ 12.78

Total Return
Total investment return based on net asset value(c)	8.49%		12.47%		2.04%		(18.31)%	(14.50)%	14.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$901		$826		$829		$914	$1,093	$925
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.73	%(f)	1.74	%(f)	1.72%	1.72%	1.82	%(g)
Expenses, before waivers/reimbursements(d)	2.22	%(e)	2.01	%(f)	2.13	%(f)	2.27%	2.21%	4.15	%(g)
Net investment income(b)	1.08	%(e)	.79	%(f)	.29	%(f)	.95%	1.69%	.91%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

204	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.51		$ 8.52		$ 8.41		$ 10.75	$ 12.78	$ 11.31

Income From Investment Operations
Net investment income(a)(b)	.05		.08		.02		.06	.15	.08
Net realized and unrealized gain (loss) on investment transactions	.77		.99		.14		(2.09)	(1.98)	1.55

Net increase (decrease) in net asset value from operations	.82		1.07		.16		(2.03)	(1.83)	1.63

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.08)		(.01)		(.06)	(.15)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.05)		(.08)		(.05)		(.31)	(.20)	(.16)

Net asset value, end of period	$ 10.28		$ 9.51		$ 8.52		$ 8.41	$ 10.75	$ 12.78

Total Return
Total investment return based on net asset value(c)	8.65%		12.47%		1.92%		(18.21)%	(14.50)%	14.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,745		$2,513		$2,743		$2,200	$1,561	$563
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.73	%(f)	1.74	%(f)	1.72%	1.72%	1.80	%(g)
Expenses, before waivers/reimbursements(d)	2.29	%(e)	2.06	%(f)	2.14	%(f)	2.28%	2.22%	3.94	%(g)
Net investment income(b)	1.10	%(e)	.81	%(f)	.22	%(f)	.86%	1.30%	.63%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.69		$ 8.68		$ 8.54		$ 10.93	$ 12.95	$ 11.42

Income From Investment Operations
Net investment income(a)(b)	.11		.17		.11		.14	.21	.31
Net realized and unrealized gain (loss) on investment transactions	.74		1.02		.16		(2.14)	(1.93)	1.46

Net increase (decrease) in net asset value from operations	.85		1.19		.27		(2.00)	(1.72)	1.77

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.18)		(.09)		(.14)	(.25)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.16)		(.18)		(.13)		(.39)	(.30)	(.24)

Net asset value, end of period	$ 10.38		$ 9.69		$ 8.68		$ 8.54	$ 10.93	$ 12.95

Total Return
Total investment return based on net asset value(c)	9.07%		13.57%		3.09%		(17.51)%	(13.61)%	15.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,170		$5,671		$7,788		$5,368	$3,254	$242
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.73	%(f)	.74	%(f)	.72%	.72%	.81	%(g)
Expenses, before waivers/reimbursements(d)	1.17	%(e)	.98	%(f)	1.09	%(f)	1.21%	1.20%	3.06	%(g)
Net investment income(b)	2.18	%(e)	1.69	%(f)	1.23	%(f)	1.82%	1.81%	2.37%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

206	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.55		$ 8.56		$ 8.44		$ 10.79	$ 12.84	$ 11.37

Income From Investment Operations
Net investment income(a)(b)	.08		.13		.07		.10	.25	.00	(h)
Net realized and unrealized gain (loss) on investment transactions	.75		1.00		.14		(2.11)	(2.02)	1.71

Net increase (decrease) in net asset value from operations	.83		1.13		.21		(2.01)	(1.77)	1.71

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.14)		(.05)		(.09)	(.23)	(.22)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.09)		(.14)		(.09)		(.34)	(.28)	(.24)

Net asset value, end of period	$ 10.29		$ 9.55		$ 8.56		$ 8.44	$ 10.79	$ 12.84

Total Return
Total investment return based on net asset value(c)	8.86%		13.08%		2.48%		(17.89)%	(14.09)%	15.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,344		$24,351		$23,640		$20,975	$14,496	$5,335
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.23	%(f)	1.24	%(f)	1.22%	1.22%	1.26	%(g)
Expenses, before waivers/reimbursements(d)	1.60	%(e)	1.59	%(f)	1.63	%(f)	1.70%	1.76%	3.07	%(g)
Net investment income(b)	1.60	%(e)	1.25	%(f)	.76	%(f)	1.31%	2.06%	.01%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.59		$ 8.60		$ 8.48		$ 10.85	$ 12.88	$ 11.40

Income From Investment Operations
Net investment income(a)(b)	.09		.16		.09		.12	.27	.09
Net realized and unrealized gain (loss) on investment transactions	.75		.99		.15		(2.12)	(2.01)	1.66

Net increase (decrease) in net asset value from operations	.84		1.15		.24		(2.00)	(1.74)	1.75

Less: Dividends and Distributions
Dividends from net investment income	(.13)		(.16)		(.08)		(.12)	(.24)	(.25)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.13)		(.16)		(.12)		(.37)	(.29)	(.27)

Net asset value, end of period	$ 10.30		$ 9.59		$ 8.60		$ 8.48	$ 10.85	$ 12.88

Total Return
Total investment return based on net asset value(c)	8.98%		13.34%		2.74%		(17.73)%	(13.83)%	15.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$62,573		$64,454		$60,471		$48,452	$36,392	$16,181
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.98	%(f)	.99	%(f)	.97%	.97%	1.03	%(g)
Expenses, before waivers/reimbursements(d)	1.29	%(e)	1.28	%(f)	1.30	%(f)	1.39%	1.47%	2.46	%(g)
Net investment income(b)	1.98	%(e)	1.53	%(f)	.99	%(f)	1.60%	2.27%	.85%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

208	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2040 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,
			2011		2010		2009	2008	2007

Net asset value, beginning of period	$ 9.63		$ 8.63		$ 8.51		$ 10.90	$ 12.92	$ 11.42

Income From Investment Operations
Net investment income(a)(b)	.07		.18		.12		.14	.31	.11
Net realized and unrealized gain (loss) on investment transactions	.79		1.01		.14		(2.14)	(2.03)	1.67

Net increase (decrease) in net asset value from operations	.86		1.19		.26		(2.00)	(1.72)	1.78

Less: Dividends and Distributions
Dividends from net investment income	(.17)		(.19)		(.10)		(.14)	(.25)	(.26)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.04)		(.25)	(.05)	(.02)

Total dividends and distributions	(.17)		(.19)		(.14)		(.39)	(.30)	(.28)

Net asset value, end of period	$ 10.32		$ 9.63		$ 8.63		$ 8.51	$ 10.90	$ 12.92

Total Return
Total investment return based on net asset value(c)	9.14%		13.64%		2.99%		(17.52)%	(13.60)%	15.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,617		$9,566		$9,287		$11,225	$9,682	$6,087
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.73	%(f)	.74	%(f)	.72%	.72%	.76	%(g)
Expenses, before waivers/reimbursements(d)	.97	%(e)	.96	%(f)	.99	%(f)	1.07%	1.14%	1.92	%(g)
Net investment income(b)	1.49	%(e)	1.72	%(f)	1.32	%(f)	1.87%	2.59%	.86%
Portfolio turnover rate	18%		12%		20%		5%	6%	7%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class A
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.41	$ 8.43	$ 8.38	$ 10.76	$ 12.90	$ 11.42

Income From Investment Operations
Net investment income(a)(b)	.08	.15	.09	.12	.26	.19
Net realized and unrealized gain (loss) on investment transactions	.78	.97	.11	(2.14)	(2.03)	1.49

Net increase (decrease) in net asset value from operations	.86	1.12	.20	(2.02)	(1.77)	1.68

Less: Dividends and Distributions
Dividends from net investment income	(.13)	(.14)	(.10)	(.11)	(.23)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.13)	(.14)	(.15)	(.36)	(.37)	(.20)

Net asset value, end of period	$ 10.14	$ 9.41	$ 8.43	$ 8.38	$ 10.76	$ 12.90

Total Return
Total investment return based on net asset value(c)	9.31%	13.15%	2.34%	(18.02)%	(14.12)%	14.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$32,038	$36,465	$38,528	$37,782	$31,511	$18,710
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.03%	1.04	%(f)	1.02%	1.02%	1.11	%(g)
Expenses, before waivers/reimbursements(d)	1.50	%(e)	1.43%	1.56	%(f)	1.76%	1.82%	2.91	%(g)
Net investment income(b)	1.81	%(e)	1.46%	1.01	%(f)	1.58%	2.23%	1.49%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%
See footnote summary on page 231.

210	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class B
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.28	$ 8.31	$ 8.27	$ 10.64	$ 12.76	$ 11.34

Income From Investment Operations
Net investment income(a)(b)	.05	.07	.03	.06	.21	.10
Net realized and unrealized gain (loss) on investment transactions	.76	.97	.11	(2.11)	(2.03)	1.47

Net increase (decrease) in net asset value from operations	.81	1.04	.14	(2.05)	(1.82)	1.57

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.07)	(.05)	(.07)	(.16)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.06)	(.07)	(.10)	(.32)	(.30)	(.15)

Net asset value, end of period	$ 10.03	$ 9.28	$ 8.31	$ 8.27	$ 10.64	$ 12.76

Total Return
Total investment return based on net asset value(c)	8.82%	12.43%	1.58%	(18.63)%	(14.60)%	13.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$333	$305	$296	$321	$314	$319
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.73%	1.74	%(f)	1.72%	1.72%	1.81	%(g)
Expenses, before waivers/reimbursements(d)	2.29	%(e)	2.20%	2.35	%(f)	2.58%	2.54%	3.97	%(g)
Net investment income(b)	1.12	%(e)	.75%	.31	%(f)	.87%	1.73%	.77%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class C
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.27	$ 8.31	$ 8.26	$ 10.63	$ 12.76	$ 11.34

Income From Investment Operations
Net investment income(a)(b)	.05	.07	.03	.06	.16	.11
Net realized and unrealized gain (loss) on investment transactions	.76	.96	.12	(2.11)	(1.99)	1.46

Net increase (decrease) in net asset value from operations	.81	1.03	.15	(2.05)	(1.83)	1.57

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.07)	(.05)	(.07)	(.16)	(.14)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.06)	(.07)	(.10)	(.32)	(.30)	(.15)

Net asset value, end of period	$ 10.02	$ 9.27	$ 8.31	$ 8.26	$ 10.63	$ 12.76

Total Return
Total investment return based on net asset value(c)	8.87%	12.31%	1.70%	(18.65)%	(14.68)%	13.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,801	$1,706	$1,550	$1,440	$993	$344
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.73%	1.74	%(f)	1.72%	1.72%	1.81	%(g)
Expenses, before waivers/reimbursements(d)	2.30	%(e)	2.22%	2.32	%(f)	2.53%	2.55%	4.04	%(g)
Net investment income(b)	1.15	%(e)	.76%	.31	%(f)	.85%	1.35%	.91%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

212	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Advisor Class
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.47	$ 8.48	$ 8.43	$ 10.83	$ 12.95	$ 11.45

Income From Investment Operations
Net investment income(a)(b)	.10	.16	.11	.13	.25	.24
Net realized and unrealized gain (loss) on investment transactions	.78	.99	.12	(2.14)	(1.98)	1.47

Net increase (decrease) in net asset value from operations	.88	1.15	.23	(2.01)	(1.73)	1.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.16)	(.13)	(.14)	(.25)	(.20)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.17)	(.16)	(.18)	(.39)	(.39)	(.21)

Net asset value, end of period	$ 10.18	$ 9.47	$ 8.48	$ 8.43	$ 10.83	$ 12.95

Total Return
Total investment return based on net asset value(c)	9.52%	13.51%	2.58%	(17.81)%	(13.74)%	15.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,822	$6,702	$6,481	$4,473	$2,046	$596
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.73%	.74	%(f)	.72%	.72%	.80	%(g)
Expenses, before waivers/reimbursements(d)	1.21	%(e)	1.13%	1.27	%(f)	1.46%	1.52%	3.13	%(g)
Net investment income(b)	2.17	%(e)	1.62%	1.26	%(f)	1.81%	2.19%	1.85%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class R
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.32	$ 8.35	$ 8.31	$ 10.70	$ 12.84	$ 11.40

Income From Investment Operations
Net investment income(a)(b)	.07	.12	.07	.10	.20	.05
Net realized and unrealized gain (loss) on investment transactions	.76	.98	.11	(2.13)	(1.98)	1.59

Net increase (decrease) in net asset value from operations	.83	1.10	.18	(2.03)	(1.78)	1.64

Less: Dividends and Distributions
Dividends from net investment income	(.10)	(.13)	(.09)	(.11)	(.22)	(.19)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.10)	(.13)	(.14)	(.36)	(.36)	(.20)

Net asset value, end of period	$ 10.05	$ 9.32	$ 8.35	$ 8.31	$ 10.70	$ 12.84

Total Return
Total investment return based on net asset value(c)	9.03%	13.08%	2.11%	(18.27)%	(14.22)%	14.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,374	$18,555	$16,927	$12,833	$7,636	$2,620
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.23%	1.24	%(f)	1.22%	1.22%	1.27	%(g)
Expenses, before waivers/reimbursements(d)	1.68	%(e)	1.69%	1.76	%(f)	1.90%	2.01%	3.18	%(g)
Net investment income(b)	1.62	%(e)	1.22%	.76	%(f)	1.34%	1.72%	.40%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

214	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class K
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.36	$ 8.40	$ 8.36	$ 10.74	$ 12.88	$ 11.43

Income From Investment Operations
Net investment income(a)(b)	.09	.15	.09	.12	.27	.11
Net realized and unrealized gain (loss) on investment transactions	.76	.97	.11	(2.13)	(2.03)	1.56

Net increase (decrease) in net asset value from operations	.85	1.12	.20	(2.01)	(1.76)	1.67

Less: Dividends and Distributions
Dividends from net investment income	(.14)	(.16)	(.11)	(.12)	(.24)	(.21)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.14)	(.16)	(.16)	(.37)	(.38)	(.22)

Net asset value, end of period	$ 10.07	$ 9.36	$ 8.40	$ 8.36	$ 10.74	$ 12.88

Total Return
Total investment return based on net asset value(c)	9.31%	13.24%	2.35%	(17.95)%	(14.03)%	14.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$41,188	$39,787	$33,954	$26,638	$19,539	$9,458
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.98%	.99	%(f)	.97%	.97%	1.04	%(g)
Expenses, before waivers/reimbursements(d)	1.38	%(e)	1.37%	1.43	%(f)	1.60%	1.72%	2.62	%(g)
Net investment income(b)	1.96	%(e)	1.48%	1.02	%(f)	1.60%	2.29%	1.04%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2045 Retirement Strategy
Class I
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 9.39	$ 8.42	$ 8.38	$ 10.78	$ 12.92	$ 11.45

Income From Investment Operations
Net investment income(a)(b)	.05	.17	.13	.13	.30	.12
Net realized and unrealized gain (loss) on investment transactions	.81	.98	.10	(2.13)	(2.04)	1.59

Net increase (decrease) in net asset value from operations	.86	1.15	.23	(2.00)	(1.74)	1.71

Less: Dividends and Distributions
Dividends from net investment income	(.17)	(.18)	(.14)	(.15)	(.26)	(.23)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	(.05)	(.25)	(.14)	(.01)

Total dividends and distributions	(.17)	(.18)	(.19)	(.40)	(.40)	(.24)

Net asset value, end of period	$ 10.08	$ 9.39	$ 8.42	$ 8.38	$ 10.78	$ 12.92

Total Return
Total investment return based on net asset value(c)	9.43%	13.53%	2.64%	(17.76)%	(13.85)%	15.08%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,090	$4,055	$4,734	$7,694	$4,439	$2,213
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.73%	.74	%(f)	.72%	.72%	.75	%(g)
Expenses, before waivers/reimbursements(d)	1.06	%(e)	1.05%	1.10	%(f)	1.27%	1.37%	2.13	%(g)
Net investment income(b)	1.13	%(e)	1.71%	1.40	%(f)	1.81%	2.48%	.78%
Portfolio turnover rate	22%	17%	16%	6%	5%	13%

See footnote summary on page 231.

216	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class A
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.93		$ 7.15		$ 7.06		$ 8.59	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07		.12		.07		.09	.15	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.61		.84		.10		(1.48)	(1.27)		(.12)

Net increase (decrease) in net asset value from operations	.68		.96		.17		(1.39)	(1.12)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.07)		(.12)		(.08)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.29)		(.18)		(.08)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 8.32		$ 7.93		$ 7.15		$ 7.06	$ 8.59		$ 9.86

Total Return
Total investment return based on net asset value(c)	9.15%		13.30%		2.29%		(15.77)%	(11.53)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,380		$4,223		$4,427		$3,462	$795		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.04	%(f)	1.04	%(f)	1.02%	1.02%		1.09	%(e)(g)
Expenses, before waivers/reimbursements(d)	3.28	%(e)	2.77	%(f)	3.56	%(f)	7.11%	54.01%		649.75	%(e)(g)
Net investment income (loss)(b)	1.85	%(e)	1.45	%(f)	1.00	%(f)	1.40%	1.66	%(j)	(1.02	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%		8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class B
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.83		$ 7.08		$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04		.06		.02		.06	.11	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.62		.83		.10		(1.50)	(1.29)		(.12)

Net increase (decrease) in net asset value from operations	.66		.89		.12		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.01)		(.08)		(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.23)		(.14)		(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 8.26		$ 7.83		$ 7.08		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	8.88%		12.40%		1.66%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$33		$31		$31		$30	$32		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.74	%(f)	1.72%	1.72%		1.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	4.11	%(e)	3.57	%(f)	4.44	%(f)	8.64%	71.00%		649.78	%(e)(g)
Net investment income (loss)(b)	1.13	%(e)	.71	%(f)	.31	%(f)	.93%	1.27	%(j)	(1.72	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%		8%

See footnote summary on page 231.

218	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class C
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.84		$ 7.09		$ 7.00		$ 8.56	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.03		.05		.02		.05	.08	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.64		.84		.11		(1.49)	(1.26)		(.12)

Net increase (decrease) in net asset value from operations	.67		.89		.13		(1.44)	(1.18)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.08)		(.04)		(.01)	(.10)		– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.22)		(.14)		(.04)		(.12)	(.11)		– 0	–

Net asset value, end of period	$ 8.29		$ 7.84		$ 7.09		$ 7.00	$ 8.56		$ 9.85

Total Return
Total investment return based on net asset value(c)	8.94%		12.39%		1.80%		(16.44)%	(12.11)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$275		$315		$200		$120	$52		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.74	%(f)	1.72%	1.72%		1.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	3.93	%(e)	3.50	%(f)	4.31	%(f)	8.05%	61.58%		649.72	%(e)(g)
Net investment income (loss)(b)	.69	%(e)	.60	%(f)	.22	%(f)	.81%	.94	%(j)	(1.72	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%		8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Advisor Class
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,						June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.98		$ 7.19		$ 7.09		$ 8.62	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.11		.12		.09		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	.59		.87		.10		(1.48)	(1.23)	(.12)

Net increase (decrease) in net asset value from operations	.70		.99		.19		(1.38)	(1.09)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.09)		(.14)		(.09)		(.04)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.31)		(.20)		(.09)		(.15)	(.16)	– 0	–

Net asset value, end of period	$ 8.37		$ 7.98		$ 7.19		$ 7.09	$ 8.62	$ 9.87

Total Return
Total investment return based on net asset value(c)	9.37%		13.63%		2.66%		(15.66)%	(11.25)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$533		$958		$2,237		$1,178	$305	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.74	%(f)	.74	%(f)	.72%	.72%	.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.89	%(e)	2.50	%(f)	3.25	%(f)	6.75%	41.52%	648.81	%(e)(g)
Net investment income (loss)(b)	2.63	%(e)	1.51	%(f)	1.24	%(f)	1.69%	1.64%	(.72	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%	8%

See footnote summary on page 231.

220	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.86		$ 7.12		$ 7.06		$ 8.60	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.06		.09		.06		.07	(.03	)(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.62		.84		.10		(1.48)	(1.10)		(.12)

Net increase (decrease) in net asset value from operations	.68		.93		.16		(1.41)	(1.13)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.13)		(.10)		(.02)	(.12)		– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.27)		(.19)		(.10)		(.13)	(.13)		– 0	–

Net asset value, end of period	$ 8.27		$ 7.86		$ 7.12		$ 7.06	$ 8.60		$ 9.86

Total Return
Total investment return based on net asset value(c)	9.18%		12.97%		2.16%		(16.08)%	(11.67)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,823		$3,221		$2,443		$1,540	$258		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.24	%(f)	1.24	%(f)	1.22%	1.22%		1.29	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.87	%(e)	2.94	%(f)	3.53	%(f)	6.38%	23.00%		596.22	%(e)(g)
Net investment income (loss)(b)	1.62	%(e)	1.12	%(f)	.77	%(f)	1.12%	(.12	)%(j)	(1.22	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%		8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.89		$ 7.14		$ 7.08		$ 8.61	$ 9.86		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.12		.07		.07	.08	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.60		.84		.10		(1.46)	(1.18)		(.12)

Net increase (decrease) in net asset value from operations	.68		.96		.17		(1.39)	(1.10)		(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.08)		(.15)		(.11)		(.03)	(.14)		– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)		– 0	–

Total dividends and distributions	(.30)		(.21)		(.11)		(.14)	(.15)		– 0	–

Net asset value, end of period	$ 8.27		$ 7.89		$ 7.14		$ 7.08	$ 8.61		$ 9.86

Total Return
Total investment return based on net asset value(c)	9.25%		13.37%		2.33%		(15.76)%	(11.32)%		(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,099		$11,785		$7,613		$3,959	$758		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.99	%(f)	.99	%(f)	.97%	.97%		1.04	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.54	%(e)	2.65	%(f)	3.20	%(f)	6.14%	30.40%		595.99	%(e)(g)
Net investment income (loss)(b)	2.15	%(e)	1.38	%(f)	.95	%(f)	1.32%	.95	%(j)	(.97	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%		8%

See footnote summary on page 231.

222	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2050 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,						June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.91		$ 7.17		$ 7.09		$ 8.61	$ 9.87	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02		.14		.10		.10	.14	(.01)
Net realized and unrealized gain (loss) on investment transactions	.67		.83		.11		(1.48)	(1.24)	(.12)

Net increase (decrease) in net asset value from operations	.69		.97		.21		(1.38)	(1.10)	(.13)

Less: Dividends and Distributions
Dividends from net investment income	(.10)		(.17)		(.13)		(.03)	(.15)	– 0	–
Distributions from net realized gain on investment transactions	(.22)		(.06)		– 0	–	(.11)	(.01)	– 0	–

Total dividends and distributions	(.32)		(.23)		(.13)		(.14)	(.16)	– 0	–

Net asset value, end of period	$ 8.28		$ 7.91		$ 7.17		$ 7.09	$ 8.61	$ 9.87

Total Return
Total investment return based on net asset value(c)	9.42%		13.42%		2.84%		(15.59)%	(11.35)%	(1.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,964		$1,077		$707		$787	$216	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.74	%(f)	.74	%(f)	.72%	.72%	.79	%(e)(g)
Expenses, before waivers/reimbursements(d)	2.31	%(e)	2.32	%(f)	2.94	%(f)	6.02%	41.80%	595.86	%(e)(g)
Net investment income (loss)(b)	.50	%(e)	1.63	%(f)	1.31	%(f)	1.67%	1.51%	(.72	)%(e)
Portfolio turnover rate	22%		32%		17%		46%	893%	8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class A
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2011	2010	2009	2008

Net asset value, beginning of period	$ 7.88	$ 7.01	$ 6.87	$ 8.38	$ 9.85	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.07	.12	.07	.07	.13	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.65	.78	.08	(1.54)	(1.20)	(.13)

Net increase (decrease) in net asset value from operations	.72	.90	.15	(1.47)	(1.07)	(.15)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.03)	(.01)	– 0	–	(.27)	– 0	–
Distributions from net realized gain on investment transactions	(.16)	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.16)	(.03)	(.01)	(.04)	(.40)	– 0	–

Net asset value, end of period	$ 8.44	$ 7.88	$ 7.01	$ 6.87	$ 8.38	$ 9.85

Total Return
Total investment return based on net asset value(c)	9.45%	12.87%	2.19%	(17.45)%	(11.40)%	(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,138	$997	$867	$690	$343	$12
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.02	%(e)	1.04	%(f)	1.04	%(f)	1.02%	1.04	%(g)	1.03	%(e)(g)
Expenses, before waivers/reimbursements(d)	9.10	%(e)	8.54	%(f)	11.83	%(f)	23.03%	98.75	%(g)	643.42	%(e)(g)
Net investment income (loss)(b)	1.77	%(e)	1.43	%(f)	.99	%(f)	1.20%	1.45	%(j)	(1.02	)%(e)
Portfolio turnover rate	21%	49%	47%	83%	42%	8%

See footnote summary on page 231.

224	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class B
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2011	2010	2009	2008

Net asset value, beginning of period	$ 7.72	$ 6.88	$ 6.78	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.04	.06	.02	.05	.15	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.63	.78	.08	(1.57)	(1.28)	(.13)

Net increase (decrease) in net asset value from operations	.67	.84	.10	(1.52)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.16)	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.16)	– 0	–	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 8.23	$ 7.72	$ 6.88	$ 6.78	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	9.00%	12.21%	1.48%	(18.14)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31	$26	$19	$18	$13	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.74	%(f)	1.72%	1.74	%(g)	1.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	9.84	%(e)	9.39	%(f)	12.87	%(f)	24.65%	189.38	%(g)	638.66	%(e)(g)
Net investment income (loss)(b)	1.11	%(e)	.69	%(f)	.30	%(f)	.85%	1.61	%(j)	(1.72	)%(e)
Portfolio turnover rate	21%	49%	47%	83%	42%	8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Class C
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2011	2010	2009	2008

Net asset value, beginning of period	$ 7.71	$ 6.87	$ 6.77	$ 8.34	$ 9.84	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.02	.05	.02	.08	.16	(j)	(.03)
Net realized and unrealized gain (loss) on investment transactions	.65	.79	.08	(1.61)	(1.29)	(.13)

Net increase (decrease) in net asset value from operations	.67	.84	.10	(1.53)	(1.13)	(.16)

Less: Dividends and Distributions
Dividends from net investment income	(.01)	– 0	–	– 0	–	– 0	–	(.24)	– 0	–
Distributions from net realized gain on investment transactions	(.16)	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.17)	– 0	–	– 0	–	(.04)	(.37)	– 0	–

Net asset value, end of period	$ 8.21	$ 7.71	$ 6.87	$ 6.77	$ 8.34	$ 9.84

Total Return
Total investment return based on net asset value(c)	8.99%	12.23%	1.48%	(18.26)%	(11.93)%	(1.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147	$70	$45	$20	$37	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.72	%(e)	1.74	%(f)	1.74	%(f)	1.72%	1.74	%(g)	1.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	10.20	%(e)	9.12	%(f)	12.44	%(f)	24.79%	190.03	%(g)	638.66	%(e)(g)
Net investment income (loss)(b)	.40	%(e)	.60	%(f)	.21	%(f)	1.34%	1.74	%(j)	(1.72	)%(e)
Portfolio turnover rate	21%	49%	47%	83%	42%	8%

See footnote summary on page 231.

226	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

2055 Retirement Strategy
Advisor Class
Six Months Ended February 29, 2012 (unaudited)	Year Ended August 31,	June 29, 2007(i) to August 31, 2007
2011	2010	2009	2008

Net asset value, beginning of period	$ 7.92	$ 7.04	$ 6.90	$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.10	.12	.09	.10	.18	(.01)
Net realized and unrealized gain (loss) on investment transactions	.63	.81	.08	(1.57)	(1.22)	(.13)

Net increase (decrease) in net asset value from operations	.73	.93	.17	(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.05)	(.03)	– 0	–	(.28)	– 0	–
Distributions from net realized gain on investment transactions	(.16)	– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.16)	(.05)	(.03)	(.04)	(.41)	– 0	–

Net asset value, end of period	$ 8.49	$ 7.92	$ 7.04	$ 6.90	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	9.53%	13.23%	2.43%	(17.39)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95	$138	$531	$248	$50	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.74	%(f)	.74	%(f)	.72%	.74	%(g)	.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	8.63	%(e)	9.44	%(f)	11.33	%(f)	22.45%	127.65	%(g)	637.93	%(e)(g)
Net investment income (loss)(b)	2.42	%(e)	1.43	%(f)	1.23	%(f)	1.68%	2.04%	(.72	)%(e)
Portfolio turnover rate	21%	49%	47%	83%	42%	8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class R
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.54		$ 6.81		$ 6.79		$ 8.38	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.06		.09		.05		.08	.04	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.61		.78		.09		(1.58)	(1.13)		(.13)

Net increase (decrease) in net asset value from operations	.67		.87		.14		(1.50)	(1.09)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.02)		(.14)		(.12)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.16)		– 0	–	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.18)		(.14)		(.12)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 8.03		$ 7.54		$ 6.81		$ 6.79	$ 8.38		$ 9.85

Total Return
Total investment return based on net asset value(c)	9.30%		12.70%		1.97%		(17.71)%	(11.55)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$966		$765		$484		$268	$242		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	1.22	%(e)	1.24	%(f)	1.24	%(f)	1.22%	1.22%		1.23	%(e)(g)
Expenses, before waivers/reimbursements(d)	7.62	%(e)	7.96	%(f)	10.49	%(f)	20.50%	89.30%		586.71	%(e)(g)
Net investment income (loss)(b)	1.56	%(e)	1.10	%(f)	.72	%(f)	1.33%	.51	%(j)	(1.22	)%(e)
Portfolio turnover rate	21%		49%		47%		83%	42%		8%

See footnote summary on page 231.

228	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class K
	Six Months Ended February 29, 2012		Year Ended August 31,							June 29, 2007(i) to August 31, 2007
	(unaudited)		2011		2010		2009	2008

Net asset value, beginning of period	$ 7.60		$ 6.86		$ 6.83		$ 8.41	$ 9.85		$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.08		.11		.07		.08	.19	(j)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.61		.79		.09		(1.57)	(1.25)		(.13)

Net increase (decrease) in net asset value from operations	.69		.90		.16		(1.49)	(1.06)		(.15)

Less: Dividends and Distributions
Dividends from net investment income	(.04)		(.16)		(.13)		(.05)	(.25)		– 0	–
Distributions from net realized gain on investment transactions	(.16)		– 0	–	– 0	–	(.04)	(.13)		– 0	–

Total dividends and distributions	(.20)		(.16)		(.13)		(.09)	(.38)		– 0	–

Net asset value, end of period	$ 8.09		$ 7.60		$ 6.86		$ 6.83	$ 8.41		$ 9.85

Total Return
Total investment return based on net asset value(c)	9.46%		12.95%		2.22%		(17.42)%	(11.26)%		(1.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,677		$2,844		$1,906		$1,265	$302		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.97	%(e)	.99	%(f)	.99	%(f)	.97%	.97%		.98	%(e)(g)
Expenses, before waivers/reimbursements(d)	7.24	%(e)	7.69	%(f)	10.25	%(f)	19.84%	87.41%		586.41	%(e)(g)
Net investment income (loss)(b)	2.12	%(e)	1.37	%(f)	1.00	%(f)	1.46%	2.17	%(j)	(.97	)%(e)
Portfolio turnover rate	21%		49%		47%		83%	42%		8%

See footnote summary on page 231.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	229

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	2055 Retirement Strategy
	Class I
	Six Months Ended February 29, 2012 (unaudited)		Year Ended August 31,						June 29, 2007(i) to August 31, 2007
			2011		2010		2009	2008

Net asset value, beginning of period	$ 7.62		$ 6.87		$ 6.84		$ 8.41	$ 9.86	$ 10.00

Income From Investment Operations
Net investment income (loss)(a)(b)	.00	(h)	.14		.11		.10	.17	(.01)
Net realized and unrealized gain (loss) on investment transactions	.69		.78		.06		(1.57)	(1.21)	(.13)

Net increase (decrease) in net asset value from operations	.69		.92		.17		(1.47)	(1.04)	(.14)

Less: Dividends and Distributions
Dividends from net investment income	(.05)		(.17)		(.14)		(.06)	(.28)	– 0	–
Distributions from net realized gain on investment transactions	(.16)		– 0	–	– 0	–	(.04)	(.13)	– 0	–

Total dividends and distributions	(.21)		(.17)		(.14)		(.10)	(.41)	– 0	–

Net asset value, end of period	$ 8.10		$ 7.62		$ 6.87		$ 6.84	$ 8.41	$ 9.86

Total Return
Total investment return based on net asset value(c)	9.54%		13.32%		2.44%		(17.21)%	(11.09)%	(1.40)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,348		$118		$60		$186	$48	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)	.72	%(e)	.74	%(f)	.74	%(f)	.72%	.72%	.73	%(e)(g)
Expenses, before waivers/reimbursements(d)	7.24	%(e)	7.41	%(f)	10.23	%(f)	19.85%	129.39%	586.25	%(e)(g)
Net investment income (loss)(b)	.10	%(e)	1.69	%(f)	1.58	%(f)	1.62%	2.01%	(.72	)%(e)
Portfolio turnover rate	21%		49%		47%		83%	42%	8%
See footnote summary on page 231.

230	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Net of expenses waived and reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on strategy distributions or redemption of strategy shares. Total investment return calculated for a period less than one year is not annualized.

(d)	Expense ratios do not include expenses of the Underlying Portfolios in which the Strategy invests. For the six months ended February 28, 2012, the estimated annualized blended expense ratios were .04% for each of the Strategies. For the year ended August 31, 2011, the estimated annualized blended expense ratios were .05% for Strategies 2000, 2005, 2010, 2015, 2020 and 2025, and .04% for Strategies 2030 and 2035 and .03% for Strategies 2040 and 2045 and .02% for Strategies 2050 and 2055. For the year ended August 31, 2010, the estimated annualized blended expense ratios was .04% for Strategies 2000 and 2005, and .03% for Strategies 2010, 2015, 2020, 2025 and 2030 and .02% for Strategies 2035, 2040, 2045, 2050 and 2055. For the years ended August 31, 2009, August 31, 2008 and August 31, 2007, the estimated annualized blended expense ratios were .04%, .04% and ..04%, respectively, for each of the Strategies.

(e)	Annualized.

(f)	The ratio includes expenses attributable to costs of proxy solicitation.

(g)	Ratios reflect expenses grossed up, where applicable for expense offset arrangement with the Transfer Agent.

For the periods shown below, the net expense ratios were as follows:

	Year Ended August 31, 2008
Strategy	Class A	Class B	Class C	Advisor Class	Class R		Class K		Class I
2055	1.02%	1.72%	1.72%	.72%	– 0	–	– 0	–	– 0	–

	Year Ended August 31, 2007
Strategy	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I
2000	.90%	1.57%	1.59%	.63%	1.05%	.82%	.54%
2040	1.08%	1.80%	1.78%	.79%	1.24%	1.02%	.74%
2045	1.09%	1.79%	1.79%	.79%	1.25%	1.02%	.73%
2050	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%
2055	1.02%	1.72%	1.72%	.72%	1.22%	.97%	.72%

(h)	Amount is less than $.005.

(i)	Commencement of operations.

(j)	Net of fees and expenses waived by the Distributor.

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	231

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Seth J. Masters(2) , Senior Vice President

Thomas J. Fontaine(2), Vice President

Dokyoung Lee(2), Vice President

Christopher H. Nikolich(2), Vice President

Patrick J. Rudden(2) , Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Custodian and Accounting Agent

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The management of, and investment decisions for, each of the Strategies are made by the Adviser’s Multi-Asset Solutions Team. Messrs. Masters, Fontaine, Lee, Nikolich and Rudden are the members of the Adviser’s Multi-Asset Solutions Team primarily responsible for the day-to-day management of the Strategies.

232	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Board of Directors

Pages 233-394 represent the holdings of the Underlying Portfolios in which the Strategies may invest, including specific breakdowns within Underlying Portfolios. This holdings information has been derived from each fund’s February 29, 2012 financial statements. A copy of the underlying Portfolios’ unaudited semi-annual report is available upon request.

U.S. VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,309.7

*	All data are as of February 29, 2012. The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please Note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	233

Portfolio Summary

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,317.1

*	All data are as of February 29, 2012. The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

234	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,126.6

*	All data are as of February 29, 2012. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following countries: Belgium, China, Czech Republic, Denmark, Hong Kong, New Zealand, Norway, Poland, Portugal, South Africa, Spain, Sweden, Thailand and Turkey.

Please note: The industry classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	235

Portfolio Summary

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,120.5

*	All data are as of February 29, 2012. The Portfolio’s sector and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.8% or less in the following countries: Australia, Belgium, Chile, Germany, Italy, Luxembourg, Portugal, Russia, South Africa and Spain.

Please note: The industry classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

236	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

SHORT DURATION BOND PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $951.9

*	All data are as of February 29, 2012. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	237

Portfolio Summary

GLOBAL CORE BOND PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,208.1

*	All data are as of February 29, 2012. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

238	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $831.9

*	All data are as of February 29, 2012. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	239

Portfolio Summary

HIGH-YIELD PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $435.2

*	All data are as of February 29, 2012. The Portfolio’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

240	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $367.6

*	All data are as of February 29, 2012. The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	241

Portfolio Summary

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $369.2

*	All data are as of February 29, 2012. The Portfolio’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

242	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $612.5

*	All data are as of February 29, 2012. The Portfolio’s security type and country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Germany, Norway, South Africa and Sweden.

Please note: The industry classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Portfolio’s prospectus.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	243

Portfolio Summary

VOLATILITY MANAGEMENT PORTFOLIO

PORTFOLIO SUMMARY

February 29, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,853.8

TEN LARGEST HOLDINGS**

February 29, 2012 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Vanguard MSCI Emerging Markets ETF	$93,598,929	5.0%
iShares MSCI Emerging Markets Index Fund	51,004,798	2.8
Apple, Inc.	8,245,088	0.4
Exxon Mobil Corp.	6,781,600	0.4
Simon Property Group, Inc.	4,642,900	0.2
Microsoft Corp.	3,884,976	0.2
International Business Machines Corp.	3,796,889	0.2
Chevron Corp.	3,557,312	0.2
General Electric Co.	3,289,935	0.2
Procter & Gamble Co. (The)	3,038,400	0.2
	$181,840,827	9.8%

*	All data are as of February 29, 2012. The Portfolio’s security type breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

**	Long-term investments.

244	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Portfolio Summary and Ten Largest Holdings

U.S. VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Financials – 17.6%
Capital Markets – 2.1%
Goldman Sachs Group, Inc. (The)	70,100	$8,071,314
Legg Mason, Inc.	224,900	6,160,011
Morgan Stanley	686,600	12,729,564

		26,960,889

Commercial Banks – 4.0%
CIT Group, Inc.(a)	525,200	21,380,892
KeyCorp	182,300	1,476,630
Regions Financial Corp.	403,000	2,321,280
Wells Fargo & Co.	881,300	27,575,877

		52,754,679

Diversified Financial Services – 7.7%
Bank of America Corp.	973,600	7,759,592
Citigroup, Inc.	1,218,300	40,593,756
JPMorgan Chase & Co.	1,084,000	42,536,160
Moody’s Corp.	251,800	9,721,998

		100,611,506

Insurance – 3.8%
ACE Ltd.	153,800	11,028,998
Berkshire Hathaway, Inc.(a)	93,100	7,303,695
Chubb Corp. (The)	72,100	4,899,916
Reinsurance Group of America, Inc. – Class A	130,900	7,549,003
Travelers Cos., Inc. (The)	295,300	17,118,541
XL Group PLC	96,500	2,007,200

		49,907,353

		230,234,427

Health Care – 16.8%
Biotechnology – 1.2%
Gilead Sciences, Inc.(a)	266,000	12,103,000
Vertex Pharmaceuticals, Inc.(a)	109,400	4,257,848

		16,360,848

Health Care Providers & Services – 4.9%
Aetna, Inc.	95,900	4,484,284
Health Net, Inc.(a)	230,800	8,710,392
UnitedHealth Group, Inc.	481,200	26,826,900
WellPoint, Inc.	360,700	23,672,741

		63,694,317

Pharmaceuticals – 10.7%
AstraZeneca PLC (Sponsored ADR)	415,700	18,660,773
Johnson & Johnson	645,700	42,022,156
Merck & Co., Inc.	592,300	22,608,091
Pfizer, Inc.	2,407,200	50,791,920

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	245

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Roche Holding AG (Sponsored ADR)	145,000	$6,319,100

		140,402,040

		220,457,205

Consumer Discretionary – 15.5%
Auto Components – 1.8%
Lear Corp.	240,900	10,891,089
TRW Automotive Holdings Corp.(a)	261,800	11,974,732

		22,865,821

Automobiles – 2.0%
Ford Motor Co.	781,400	9,673,732
General Motors Co.(a)	643,600	16,746,472

		26,420,204

Diversified Consumer Services – 0.6%
Apollo Group, Inc. – Class A(a)	181,700	7,747,688

Hotels, Restaurants & Leisure – 1.0%
MGM Resorts International(a)	989,000	13,618,530

Household Durables – 0.8%
Newell Rubbermaid, Inc.	287,760	5,266,008
NVR, Inc.(a)	7,400	5,120,800

		10,386,808

Media – 6.6%
CBS Corp. – Class B	358,800	10,728,120
DIRECTV(a)	216,800	10,042,176
Gannett Co., Inc.	862,970	12,806,475
Interpublic Group of Cos., Inc. (The)	268,500	3,146,820
McGraw-Hill Cos., Inc. (The)	146,400	6,813,456
News Corp. – Class A	569,100	11,308,017
Time Warner Cable, Inc. – Class A	237,600	18,851,184
Viacom, Inc. – Class B	265,700	12,652,634

		86,348,882

Multiline Retail – 0.8%
Macy’s, Inc.	271,500	10,308,855

Specialty Retail – 1.9%
GameStop Corp. – Class A(b)	142,700	3,250,706
Home Depot, Inc. (The)	120,200	5,717,914
Limited Brands, Inc.	157,500	7,328,475
Lowe’s Cos., Inc.	246,600	6,998,508
Staples, Inc.	136,700	2,004,022

		25,299,625

		202,996,413

246	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 11.3%
Energy Equipment & Services – 1.1%
Transocean Ltd./Switzerland	271,200	$14,465,808

Oil, Gas & Consumable Fuels – 10.2%
Anadarko Petroleum Corp.	75,800	6,376,296
BP PLC (Sponsored ADR)	433,800	20,458,008
Chevron Corp.	268,500	29,298,720
Devon Energy Corp.	217,500	15,944,925
Exxon Mobil Corp.	285,100	24,661,150
Marathon Oil Corp.	527,900	17,890,531
Marathon Petroleum Corp.	286,200	11,891,610
Nexen, Inc. (New York)	215,500	4,391,890
Valero Energy Corp.	111,900	2,740,431

		133,653,561

		148,119,369

Information Technology – 11.2%
Communications Equipment – 1.8%
Cisco Systems, Inc.	1,034,800	20,571,824
Motorola Solutions, Inc.	57,700	2,873,460

		23,445,284

Computers & Peripherals – 2.5%
Dell, Inc.(a)	79,500	1,375,350
Hewlett-Packard Co.	1,123,400	28,433,254
Seagate Technology PLC	105,785	2,777,914

		32,586,518

Electronic Equipment, Instruments & Components – 1.1%
Corning, Inc.	1,128,200	14,711,728

IT Services – 0.7%
Visa, Inc. – Class A	70,300	8,180,811

Semiconductors & Semiconductor Equipment – 5.1%
Advanced Semiconductor Engineering, Inc. (ADR)(b)	754,358	3,681,267
Applied Materials, Inc.	1,317,500	16,126,200
Intel Corp.	930,000	24,998,400
Lam Research Corp.(a)	233,600	9,741,120
Micron Technology, Inc.(a)	1,469,100	12,560,805

		67,107,792

		146,032,133

Consumer Staples – 10.0%
Beverages – 1.0%
Constellation Brands, Inc. – Class A(a)	617,300	13,481,832

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	247

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Food & Staples Retailing – 2.4%
CVS Caremark Corp.	259,900	$11,721,490
Kroger Co. (The)	832,500	19,805,175

		31,526,665

Food Products – 1.8%
Archer-Daniels-Midland Co.	133,100	4,152,720
ConAgra Foods, Inc.	346,500	9,095,625
Tyson Foods Inc – Class A	546,708	10,338,248

		23,586,593

Household Products – 1.6%
Procter & Gamble Co. (The)	302,300	20,411,296

Tobacco – 3.2%
Altria Group, Inc.(b)	560,700	16,877,070
Lorillard, Inc.	143,500	18,809,980
Philip Morris International, Inc.	40,700	3,399,264
Reynolds American, Inc.	69,100	2,897,363

		41,983,677

		130,990,063

Industrials – 6.4%
Aerospace & Defense – 1.3%
General Dynamics Corp.	48,400	3,544,332
Northrop Grumman Corp.	214,700	12,841,207

		16,385,539

Airlines – 0.8%
Delta Air Lines, Inc.(a)	1,027,100	10,075,851

Building Products – 0.3%
Fortune Brands Home & Security, Inc.(a)	216,885	4,194,556

Industrial Conglomerates – 4.0%
General Electric Co.	2,162,700	41,199,435
Tyco International Ltd.	225,800	11,700,956

		52,900,391

		83,556,337

Utilities – 4.8%
Electric Utilities – 1.6%
Edison International	99,500	4,166,065
Great Plains Energy, Inc.	340,100	6,727,178
NV Energy, Inc.	668,000	10,474,240

		21,367,483

Gas Utilities – 0.9%
Atmos Energy Corp.	223,400	6,865,082

248	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

UGI Corp.	176,917	$4,997,905

		11,862,987

Multi-Utilities – 2.3%
CenterPoint Energy, Inc.	390,800	7,616,692
DTE Energy Co.	270,200	14,588,098
NiSource, Inc.	231,600	5,558,400
Public Service Enterprise Group, Inc.	81,100	2,496,258

		30,259,448

		63,489,918

Telecommunication Services – 3.9%
Diversified Telecommunication Services – 3.9%
AT&T, Inc.	810,300	24,787,077
CenturyLink, Inc.	643,700	25,908,925

		50,696,002

Materials – 0.9%
Chemicals – 0.9%
LyondellBasell Industries NV	276,100	11,921,998

Total Common Stocks (cost $1,145,976,782)		1,288,493,865

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.09%(c) (cost $21,053,619)	21,053,619	21,053,619

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $1,167,030,401)		1,309,547,484

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 0.3%
Investment Companies – 0.3%
AllianceBernstein Exchange Reserves –Class I, 0.22%(c) (cost $4,230,960)	4,230,960	4,230,960

Total Investments – 100.3% (cost $1,171,261,361)		1,313,778,444
Other assets less liabilities – (0.3)%		(3,636,703)

Net Assets – 100.0%		$1,310,141,741

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	249

U.S. Value Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

250	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Value Portfolio—Portfolio of Investments

U.S. LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.9%
Information Technology – 29.9%
Communications Equipment – 5.1%
Cisco Systems, Inc.	847,740	$16,853,071
QUALCOMM, Inc.	820,860	51,041,075

		67,894,146

Computers & Peripherals – 9.9%
Apple, Inc.(a)	191,530	103,893,533
EMC Corp./Massachusetts(a)	957,577	26,515,307

		130,408,840

Internet Software & Services – 4.5%
Google, Inc. – Class A(a)	95,735	59,188,164

IT Services – 0.7%
Visa, Inc. – Class A	74,380	8,655,601

Semiconductors & Semiconductor Equipment – 3.5%
Broadcom Corp. – Class A(a)	635,646	23,614,249
Marvell Technology Group Ltd.(a)	1,517,411	22,761,165

		46,375,414

Software – 6.2%
Citrix Systems, Inc.(a)	268,700	20,082,638
Informatica Corp.(a)	83,820	4,120,591
Intuit, Inc.	275,200	15,917,568
Oracle Corp.	1,160,690	33,973,396
Salesforce.com, Inc.(a)	53,990	7,729,209

		81,823,402

		394,345,567

Consumer Discretionary – 13.7%
Auto Components – 1.3%
BorgWarner, Inc.(a)	208,672	17,286,388

Automobiles – 0.7%
Harley-Davidson, Inc.	184,277	8,583,623

Hotels, Restaurants & Leisure – 2.6%
Las Vegas Sands Corp.(a)	269,100	14,964,651
Starbucks Corp.	406,250	19,727,500

		34,692,151

Internet & Catalog Retail – 1.6%
Amazon.com, Inc.(a)	115,510	20,755,992

Media – 5.7%
Comcast Corp. – Class A	1,223,220	35,938,204
Walt Disney Co. (The)	938,440	39,405,095

		75,343,299

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	251

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Multiline Retail – 0.9%
Dollar General Corp.(a)	285,114	$11,991,895

Textiles, Apparel & Luxury Goods – 0.9%
PVH Corp.	145,605	12,377,881

		181,031,229

Industrials – 13.4%
Aerospace & Defense – 4.5%
Boeing Co. (The)	377,210	28,271,889
Precision Castparts Corp.	184,820	30,944,413

		59,216,302

Air Freight & Logistics – 2.6%
United Parcel Service, Inc. – Class B	443,545	34,104,175

Electrical Equipment – 1.9%
Emerson Electric Co.	281,710	14,172,830
Rockwell Automation, Inc.	134,634	10,768,028

		24,940,858

Industrial Conglomerates – 2.8%
Danaher Corp.	688,059	36,350,157

Machinery – 1.6%
Flowserve Corp.	179,734	21,311,060

		175,922,552

Energy – 12.4%
Energy Equipment & Services – 5.9%
FMC Technologies, Inc.(a)	266,600	13,444,638
National Oilwell Varco, Inc.	119,910	9,896,172
Schlumberger Ltd.	707,535	54,911,792

		78,252,602

Oil, Gas & Consumable Fuels – 6.5%
Anadarko Petroleum Corp.	270,810	22,780,537
EOG Resources, Inc.	260,195	29,625,803
Noble Energy, Inc.	333,358	32,552,408

		84,958,748

		163,211,350

Health Care – 9.6%
Biotechnology – 0.6%
Gilead Sciences, Inc.(a)	182,815	8,318,083

Health Care Equipment & Supplies – 3.7%
Covidien PLC	572,990	29,938,727
Stryker Corp.	347,100	18,618,444

		48,557,171

252	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.9%
Express Scripts, Inc. – Class A(a)	464,135	$24,752,320

Life Sciences Tools & Services – 0.9%
Illumina, Inc.(a)(b)	225,570	11,560,462

Pharmaceuticals – 2.5%
Allergan, Inc./United States	243,400	21,806,206
Perrigo Co.	110,180	11,355,151

		33,161,357

		126,349,393

Financials – 8.0%
Capital Markets – 3.4%
Blackstone Group LP	1,584,009	24,742,221
Goldman Sachs Group, Inc. (The)	175,130	20,164,468

		44,906,689

Diversified Financial Services – 2.7%
JPMorgan Chase & Co.	894,270	35,091,155

Insurance – 0.5%
MetLife, Inc.	186,717	7,197,940

Real Estate Management & Development – 1.4%
CBRE Group, Inc.(a)	1,006,646	18,451,821

		105,647,605

Materials – 6.4%
Chemicals – 5.1%
Dow Chemical Co. (The)	454,540	15,231,635
Monsanto Co.	353,727	27,371,395
Potash Corp. of Saskatchewan, Inc.	511,870	23,827,549

		66,430,579

Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc.	414,530	17,642,397

		84,072,976

Consumer Staples – 2.5%
Food Products – 2.5%
General Mills, Inc.	548,740	21,022,229
Hershey Co. (The)	191,410	11,618,587

		32,640,816

Total Common Stocks (cost $1,001,115,076)		1,263,221,488

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	253

U.S. Large Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $17,761,586)	17,761,586	$17,761,586

Total Investments Before Security Lending Collateral for Securities Loaned – 97.3% (cost $1,018,876,662)		1,280,983,074

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 0.9%
Investment Companies – 0.9%
AllianceBernstein Exchange Reserves – Class I, 0.22%(c) (cost $11,842,425)	11,842,425	11,842,425

Total Investments – 98.2% (cost $1,030,719,087)		1,292,825,499
Other assets less liabilities – 1.8%		23,996,495

Net Assets – 100.0%		$1,316,821,994

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

See notes to financial statements.

254	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

U.S. Large Cap Growth Portfolio—Portfolio of Investments

INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.6%
Financials – 22.2%
Capital Markets – 1.9%
Deutsche Bank AG	199,200	$9,295,527
Macquarie Group Ltd.	414,190	11,810,268

		21,105,795

Commercial Banks – 12.4%
Banco do Brasil SA	1,082,500	17,429,684
Barclays PLC	2,812,300	10,890,065
BNP Paribas SA	263,755	12,836,049
HSBC Holdings PLC	631,070	5,590,997
KB Financial Group, Inc.	450,822	16,554,578
KBC Groep NV	200,930	4,729,377
Komercni Banka AS	17,400	3,396,187
Lloyds Banking Group PLC(a)	14,026,950	7,808,653
Mitsubishi UFJ Financial Group, Inc.	1,963,400	10,147,073
National Australia Bank Ltd.	628,370	15,862,518
Societe Generale SA	302,604	9,740,436
Sumitomo Mitsui Financial Group, Inc.	339,500	11,522,847
Turkiye Is Bankasi – Class C	2,849,730	6,757,130
Turkiye Vakiflar Bankasi Tao – Class D	3,829,550	6,766,909

		140,032,503

Diversified Financial Services – 1.9%
ING Groep NV(a)	1,551,040	13,668,730
ORIX Corp.	84,240	8,118,596

		21,787,326

Insurance – 5.1%
Aegon NV(a)	1,676,000	8,771,288
Allianz SE	138,640	16,813,731
Aviva PLC	465,280	2,722,914
Legal & General Group PLC	6,230,020	11,952,015
Muenchener Rueckversicherungs AG	75,960	11,075,714
Suncorp Group Ltd.	675,580	5,906,105

		57,241,767

Real Estate Investment Trusts (REITs) – 0.1%
British Land Co. PLC	84,696	632,196

Real Estate Management & Development – 0.8%
Evergrande Real Estate Group Ltd.(b)	7,936,000	5,000,494
New World Development Co Ltd.	3,136,836	4,323,653

		9,324,147

		250,123,734

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	255

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Energy – 15.4%
Energy Equipment & Services – 0.8%
Seadrill Ltd.	206,770	$8,562,033

Oil, Gas & Consumable Fuels – 14.6%
BP PLC	5,084,880	39,787,104
China Petroleum & Chemical Corp. – Class H	7,802,000	8,863,807
ENI SpA	410,260	9,435,705
Gazprom OAO (Sponsored ADR)	1,940,170	25,610,244
JX Holdings, Inc.	1,352,100	8,495,355
LUKOIL OAO (London) (Sponsored ADR)(b)	219,770	14,010,338
Nexen, Inc. (Toronto)	538,033	10,967,836
Petroleo Brasileiro SA (Sponsored ADR)	629,050	17,921,634
PTT PCL	440,500	5,283,380
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	675,187	24,644,513

		165,019,916

		173,581,949

Materials – 12.9%
Chemicals – 3.9%
Agrium, Inc. (Toronto)	105,080	8,939,951
Air Water, Inc.	165,000	2,155,853
DIC Corp.	1,557,000	3,224,188
Koninklijke DSM NV	273,876	15,216,484
Mitsubishi Gas Chemical Co., Inc.	620,000	3,935,413
OCI Co., Ltd.(b)	33,890	8,098,221
Ube Industries Ltd./Japan	960,000	2,784,183

		44,354,293

Metals & Mining – 9.0%
Anglo American PLC	173,270	7,304,143
ArcelorMittal (Euronext Amsterdam)	154,650	3,259,512
Dowa Holdings Co., Ltd.	133,000	880,038
Exxaro Resources Ltd.	154,110	4,304,230
JFE Holdings, Inc.	200,500	4,336,838
KGHM Polska Miedz SA	214,950	10,223,452
Kinross Gold Corp.	382,180	4,229,492
New Gold, Inc.(a)	164,592	1,922,971
OneSteel Ltd.	2,822,393	3,188,775
Rio Tinto PLC	254,170	14,418,898
ThyssenKrupp AG	408,330	11,018,905
Vale SA (Sponsored ADR) (Local Preference Shares)	1,130,830	27,795,801
Xstrata PLC	412,690	7,877,818

		100,760,873

		145,115,166

256	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Discretionary – 12.2%
Auto Components – 3.6%
Bridgestone Corp.	452,600	$10,917,818
Faurecia	92,342	2,574,063
GKN PLC	2,965,900	10,300,571
Magna International, Inc. – Class A	197,800	9,421,713
NGK Spark Plug Co., Ltd.	370,000	5,010,838
Sumitomo Rubber Industries Ltd.	207,300	2,613,470

		40,838,473

Automobiles – 5.5%
Bayerische Motoren Werke AG	67,710	6,252,063
Dongfeng Motor Group Co., Ltd. – Class H	2,222,000	4,317,805
Kia Motors Corp.	49,140	3,098,172
Mazda Motor Corp.(a)(b)	3,561,000	5,924,524
Nissan Motor Co., Ltd.	1,335,100	13,772,183
Renault SA	254,880	13,450,088
Volkswagen AG (Preference Shares)	81,890	15,288,824

		62,103,659

Distributors – 0.4%
Imperial Holdings Ltd.	256,620	5,009,216

Household Durables – 1.6%
Sharp Corp./Japan	1,360,000	9,609,259
Sony Corp.	377,000	8,137,101

		17,746,360

Leisure Equipment & Products – 0.3%
Namco Bandai Holdings, Inc.	197,500	2,772,126

Media – 0.5%
Fairfax Media Ltd.(b)	3,170,950	2,704,597
Informa PLC	418,700	2,884,518

		5,589,115

Textiles, Apparel & Luxury Goods – 0.3%
Yue Yuen Industrial Holdings Ltd.	1,049,000	3,562,556

		137,621,505

Information Technology – 9.7%
Computers & Peripherals – 2.0%
Fujitsu Ltd.	1,859,000	10,113,535
Lite-On Technology Corp.	621,300	840,978
Pegatron Corp.	2,027,000	2,743,335
Quanta Computer, Inc.	1,276,000	3,141,523
Wistron Corp.	3,628,000	6,020,404

		22,859,775

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	257

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 2.5%
AU Optronics Corp.	20,511,790	$11,017,069
LG Display Co., Ltd.(a)	636,790	16,761,725

		27,778,794

Office Electronics – 0.3%
Konica Minolta Holdings, Inc.	385,000	3,259,613

Semiconductors & Semiconductor Equipment – 4.6%
Advanced Semiconductor Engineering, Inc.	15,912,314	15,477,760
GCL-Poly Energy Holdings Ltd.(b)	20,442,000	6,958,439
Powertech Technology, Inc.	778,800	1,779,386
Samsung Electronics Co., Ltd.	23,890	25,690,426
Sumco Corp.(a)(b)	233,700	2,527,958

		52,433,969

Software – 0.3%
Nintendo Co., Ltd.	21,600	3,228,645

		109,560,796

Health Care – 6.3%
Pharmaceuticals – 6.3%
AstraZeneca PLC	638,720	28,581,212
GlaxoSmithKline PLC	525,790	11,618,814
Novartis AG	250,070	13,630,359
Otsuka Holdings Co., Ltd.	104,800	2,952,012
Roche Holding AG	78,280	13,624,984

		70,407,381

Industrials – 5.9%
Aerospace & Defense – 0.4%
Saab AB	206,600	4,176,285

Airlines – 0.7%
Cathay Pacific Airways Ltd.	1,186,000	2,346,968
Deutsche Lufthansa (REG)	427,400	5,935,548

		8,282,516

Building Products – 1.0%
Asahi Glass Co., Ltd.	1,306,000	11,790,610

Construction & Engineering – 1.2%
Bouygues SA	434,310	13,758,305

Electrical Equipment – 1.1%
Sumitomo Electric Industries Ltd.	948,600	12,434,689

Industrial Conglomerates – 0.3%
Jardine Strategic Holdings Ltd.	93,000	2,835,594

258	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Machinery – 0.2%
IHI Corp.	1,003,000	$2,547,542

Marine – 0.3%
AP Moller – Maersk A/S (Line of B Shares)	357	2,870,987

Trading Companies & Distributors – 0.7%
Mitsubishi Corp.	326,500	8,023,825

		66,720,353

Telecommunication Services – 5.9%
Diversified Telecommunication Services – 4.0%
Chorus Ltd.(a)	13,384	36,458
Nippon Telegraph & Telephone Corp.	452,500	21,300,249
Telecom Italia SpA (ordinary shares)	9,707,700	11,151,862
Telecom Italia SpA (savings shares)	4,931,400	4,644,168
Vivendi SA	356,050	7,631,688

		44,764,425

Wireless Telecommunication Services – 1.9%
China Mobile Ltd.	328,000	3,491,077
NTT DoCoMo, Inc.	1,319	2,249,856
Vodafone Group PLC	5,995,507	16,151,409

		21,892,342

		66,656,767

Consumer Staples – 5.0%
Beverages – 0.6%
Asahi Group Holdings Ltd.	305,400	6,690,404

Food & Staples Retailing – 1.7%
Delhaize Group SA	110,289	6,058,429
Empire Co., Ltd.	41,800	2,407,582
Koninklijke Ahold NV	759,400	10,486,518

		18,952,529

Food Products – 0.3%
Nestle SA	49,420	3,021,280

Tobacco – 2.4%
Imperial Tobacco Group PLC	284,720	11,274,030
Japan Tobacco, Inc.	3,039	16,144,607

		27,418,637

		56,082,850

Utilities – 3.1%
Electric Utilities – 1.5%
E.ON AG	457,620	10,491,055

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	259

International Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

EDP – Energias de Portugal SA	2,210,300	$6,424,421

		16,915,476

Gas Utilities – 1.0%
Gas Natural SDG SA	652,280	11,031,114

Multi-Utilities – 0.6%
National Grid PLC	684,740	6,973,824

		34,920,414

Total Common Stocks (cost $1,078,236,301)		1,110,790,915

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $5,857,075)	5,857,075	5,857,075

Total Investments Before Security Lending Collateral for Securities Loaned – 99.1% (cost $1,084,093,376)		1,116,647,990

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 2.2%
Investment Companies – 2.2%
AllianceBernstein Exchange Reserves – Class I, 0.22%(c) (cost $24,451,319)	24,451,319	24,451,319

Total Investments – 101.3% (cost $1,108,544,695)		1,141,099,309
Other assets less liabilities – (1.3)%		(14,525,402)

Net Assets – 100.0%		$1,126,573,907

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50 Futures	143	March 2012	$4,343,604	$4,782,023	$438,419
Topix Index Futures	38	March 2012	3,467,971	3,896,297	428,326

					$866,745

260	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Australian Dollar settling 5/15/12	13,006	$13,926,500	$13,831,503	$(94,997)
Swiss Franc settling 5/15/12	15,255	16,731,634	16,876,448	144,814
Credit Suisse London Branch (GFX):
Australian Dollar settling 5/15/12	32,871	34,717,693	34,957,352	239,659
Deutsche Bank AG London:
Norwegian Krone settling 5/15/12	282,848	48,875,603	50,446,881	1,571,278
HSBC BankUSA:
Norwegian Krone settling 5/15/12	34,375	5,940,089	6,130,895	190,806
Royal Bank of Scotland PLC:
Swedish Krona settling 5/15/12	94,333	14,068,004	14,215,821	147,817
State Street Bank and Trust Co.:
Great British Pound settling 5/15/12	5,975	9,475,753	9,500,529	24,776
UBS AG:
Australian Dollar settling 5/15/12	48,837	50,111,499	51,936,728	1,825,229
Japanese Yen settling 5/15/12	777,690	10,028,796	9,573,206	(455,590)
Swedish Krona settling 5/15/12	279,822	41,892,657	42,168,695	276,038
Westpac Banking Corp.:
New Zealand Dollar settling 5/15/12	20,489	16,244,458	17,008,697	764,239
New Zealand Dollar settling 5/15/12	47,216	38,823,356	39,195,793	372,437

Sale Contracts
Bank of America NA:
Canadian Dollar settling 5/15/12	32,043	31,909,459	32,330,575	(421,116)
Barclays Bank PLC Wholesale:
Euro settling 5/15/12	49,547	63,170,939	66,033,858	(2,862,919)
Credit Suisse London Branch (GFX):
Japanese Yen settling 5/15/12	1,742,493	22,710,534	21,449,735	1,260,799
Deutsche Bank AG London:
Euro settling 5/15/12	42,599	56,183,821	56,773,897	(590,076)
Goldman Sachs International:
Euro settling 5/15/12	57,294	75,890,487	76,358,687	(468,200)
UBS AG:
Japanese Yen settling 5/15/12	2,568,548	33,434,405	31,618,305	1,816,100
Swiss Franc settling 5/15/12	13,756	15,001,500	15,218,121	(216,621)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	261

International Value Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Swiss Franc settling 5/15/12	15,255	$16,636,222	$16,876,448	$(240,226)

				$3,284,247

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt
REG	– Registered Shares

See notes to financial statements.

262	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Value Portfolio—Portfolio of Investments

INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Financials – 27.5%
Capital Markets – 1.3%
UBS AG(a)	1,086,113	$15,210,609

Commercial Banks – 13.6%
Banco Bilbao Vizcaya Argentaria SA	1,121,137	10,036,838
Banco Santander Brasil SA/Brazil (ADR)	1,549,700	16,550,796
Banco Santander Chile (ADR)	135,330	10,963,083
Banco Santander SA	1,057,002	8,749,501
BNP Paribas SA	292,300	14,225,236
HDFC Bank Ltd.	1,507,000	15,959,330
HSBC Holdings PLC	2,223,350	19,697,882
Intesa Sanpaolo SpA	7,468,940	14,558,792
Itau Unibanco Holding SA (ADR)	1,310,240	27,580,552
Sberbank of Russia (Sponsored ADR)(a)	218,223	2,989,655
Standard Chartered PLC	441,492	11,357,648

		152,669,313

Consumer Finance – 1.4%
Shriram Transport Finance Co., Ltd.	1,405,030	15,692,183

Diversified Financial Services – 0.9%
IG Group Holdings PLC	1,476,050	10,390,507

Insurance – 5.4%
Admiral Group PLC	1,021,773	17,507,052
AIA Group Ltd.	6,444,600	24,326,004
Lancashire Holdings Ltd.	544,090	6,619,208
Prudential PLC	1,024,310	11,620,880

		60,073,144

Real Estate Management & Development – 4.0%
Daito Trust Construction Co., Ltd.	192,600	16,994,672
Hang Lung Group Ltd.	482,800	3,251,227
Hang Lung Properties Ltd.	6,428,000	24,269,315

		44,515,214

Thrifts & Mortgage Finance – 0.9%
Housing Development Finance Corp.	716,810	9,674,936

		308,225,906

Consumer Discretionary – 20.6%
Distributors – 3.0%
Li & Fung Ltd.(b)	14,886,000	34,097,740

Diversified Consumer Services – 2.4%
Anhanguera Educacional Participacoes SA	553,300	7,272,081
Estacio Participacoes SA	1,636,500	19,850,514

		27,122,595

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	263

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.5%
Ajisen China Holdings Ltd.(b)	7,155,800	$9,792,370
Sands China Ltd.	3,539,600	13,195,341
Shangri-La Asia Ltd.	1,978,333	4,935,266

		27,922,977

Household Durables – 1.4%
MRV Engenharia e Participacoes SA	1,914,900	15,444,091

Internet & Catalog Retail – 0.4%
Rakuten, Inc.	4,439	4,411,987

Media – 0.3%
Naspers Ltd.	52,950	2,920,161

Multiline Retail – 2.3%
Don Quijote Co., Ltd.	214,200	7,394,551
Golden Eagle Retail Group Ltd.(b)	7,444,000	18,319,618

		25,714,169

Specialty Retail – 6.6%
Belle International Holdings Ltd.	9,959,000	16,270,527
Fast Retailing Co., Ltd.(b)	13,800	2,864,147
Hennes & Mauritz AB – Class B	710,657	25,582,802
L’Occitane International SA(b)	2,033,750	4,822,723
Nitori Holdings Co., Ltd.	87,300	7,382,537
Yamada Denki Co., Ltd.	267,430	17,403,112

		74,325,848

Textiles, Apparel & Luxury Goods – 1.7%
Cie Financiere Richemont SA	64,860	3,977,516
Trinity Ltd.	19,160,000	15,089,810

		19,067,326

		231,026,894

Industrials – 11.8%
Air Freight & Logistics – 0.9%
Kuehne & Nagel International AG	76,897	10,133,041

Commercial Services & Supplies – 1.9%
Aggreko PLC	313,068	10,997,960
Edenred	161,821	4,309,621
Serco Group PLC	656,170	5,784,588

		21,092,169

Construction & Engineering – 0.7%
Larsen & Toubro Ltd.	300,650	7,982,722

Industrial Conglomerates – 0.5%
Keppel Corp., Ltd.	695,000	6,119,446

264	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Professional Services – 6.3%
Bureau Veritas SA	181,490	$14,957,357
Capita PLC(b)	1,911,610	23,280,832
Experian PLC	366,180	5,493,876
Intertek Group PLC	727,671	26,738,509

		70,470,574

Road & Rail – 1.5%
DSV A/S	210,847	4,899,201
Localiza Rent a Car SA	625,900	11,561,245

		16,460,446

		132,258,398

Consumer Staples – 11.7%
Beverages – 1.8%
Anheuser-Busch InBev NV	300,497	20,187,746

Food & Staples Retailing – 4.4%
Jeronimo Martins SGPS SA(a)	780,575	14,371,535
Olam International Ltd.	18,212,370	34,473,345

		48,844,880

Personal Products – 1.0%
Natura Cosmeticos SA	498,500	11,753,830

Tobacco – 4.5%
British American Tobacco PLC	513,424	25,897,335
Japan Tobacco, Inc.	2,187	11,618,379
KT&G Corp.	194,560	12,730,378

		50,246,092

		131,032,548

Energy – 11.4%
Energy Equipment & Services – 3.6%
AMEC PLC	1,073,411	18,881,965
Saipem SpA	109,550	5,537,240
Technip SA	151,570	16,526,386

		40,945,591

Oil, Gas & Consumable Fuels – 7.8%
Afren PLC(a)	5,374,906	11,421,069
BG Group PLC	1,377,200	33,236,398
NovaTek OAO (Sponsored GDR)(c)	57,720	8,375,172
Suncor Energy, Inc. (New York)	482,040	17,324,518
Total SA	298,900	16,720,619

		87,077,776

		128,023,367

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	265

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 6.5%
Chemicals – 2.4%
Filtrona PLC	1,006,234	$7,194,589
Orica Ltd.	303,003	8,812,376
Potash Corp. of Saskatchewan, Inc.	242,176	11,273,293

		27,280,258

Metals & Mining – 4.1%
BHP Billiton PLC	338,530	10,948,971
Newcrest Mining Ltd.	150,330	5,365,162
Randgold Resources Ltd.	46,180	5,288,981
Rio Tinto PLC	421,440	23,908,016

		45,511,130

		72,791,388

Information Technology – 6.2%
Internet Software & Services – 2.3%
Baidu, Inc./China (Sponsored ADR)(a)	83,511	11,415,953
Telecity Group PLC(a)	1,264,159	13,838,788

		25,254,741

Semiconductors & Semiconductor Equipment – 1.8%
Samsung Electronics Co., Ltd. (Preference Shares)	32,740	20,478,980

Software – 2.1%
SAP AG	137,140	9,258,736
Temenos Group AG(a)(b)	720,752	14,153,767

		23,412,503

		69,146,224

Health Care – 3.6%
Pharmaceuticals – 3.6%
Aspen Pharmacare Holdings Ltd.(a)	835,724	12,070,250
Novo Nordisk A/S – Class B	124,680	17,477,364
Shire PLC	290,340	10,126,045

		39,673,659

Total Common Stocks (cost $1,037,287,118)		1,112,178,384

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(d) (cost $1,360,989)	1,360,989	1,360,989

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $1,038,648,107)		1,113,539,373

266	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 2.8%
Investment Companies – 2.8%
AllianceBernstein Exchange Reserves – Class I, 0.22%(d) (cost $31,106,287)	31,106,287	$31,106,287

Total Investments – 102.2% (cost $1,069,754,394)		1,144,645,660
Other assets less liabilities – (2.2)%		(24,182,352)

Net Assets – 100.0%		$1,120,463,308

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Brazilian Real settling 5/03/12	15,271	$8,658,502	$8,764,104	$105,602
Japanese Yen settling 3/15/12	589,263	7,700,358	7,249,675	(450,683)
Japanese Yen settling 6/15/12	706,330	9,114,088	8,697,807	(416,281)
Singapore Dollar settling 3/15/12	20,505	15,876,887	16,395,584	518,697
Citibank NA:
Australian Dollar settling 3/15/12	13,266	13,486,468	14,206,168	719,700
Credit Suisse London Branch (GFX):
Great British Pound settling 3/15/12	7,878	12,404,462	12,531,954	127,492
Deutsche Bank AG London:
Euro settling 3/15/12	31,475	42,565,027	41,936,237	(628,790)
Swiss Franc settling 3/15/12	10,528	11,499,049	11,638,572	139,523
Goldman Sachs International:
Japanese Yen settling 3/15/12	1,373,317	17,884,992	16,895,855	(989,137)
HSBC BankUSA:
Hong Kong Dollar settling 3/15/12	70,140	9,032,491	9,043,323	10,832
Norwegian Krone settling 3/15/12	36,576	6,071,885	6,540,214	468,329
Morgan Stanley and Co. Inc.:
Japanese Yen settling 3/15/12	1,559,986	20,084,019	19,192,435	(891,584)
Royal Bank of Canada:
Norwegian Krone settling 6/15/12	42,116	7,551,920	7,502,029	(49,891)
Royal Bank of Scotland PLC:
Canadian Dollar settling 6/15/12	14,040	14,174,659	14,155,650	(19,009)
Great British Pound settling 3/15/12	10,747	16,392,936	17,095,825	702,889
Great British Pound settling 3/15/12	8,562	13,541,231	13,620,029	78,798
Japanese Yen settling 3/15/12	4,138,713	53,545,075	50,918,392	(2,626,683)
Japanese Yen settling 6/15/12	391,665	5,151,792	4,822,996	(328,796)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	267

International Growth Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank:
Australian Dollar settling 3/15/12	6,713	$6,783,285	$7,188,753	$405,468
Euro settling 3/15/12	9,968	13,284,653	13,281,030	(3,623)
Singapore Dollar settling 6/15/12	6,922	5,549,298	5,536,570	(12,728)
UBS AG:
Canadian Dollar settling 3/15/12	69,910	68,385,683	70,634,177	2,248,494
Canadian Dollar settling 3/15/12	14,760	14,438,173	14,912,894	474,721
Westpac Banking Corp:
Australian Dollar settling 3/15/12	5,254	5,256,049	5,626,353	370,304

Sale Contracts
Bank of America NA:
Canadian Dollar settling 3/15/12	35,242	35,145,175	35,607,061	(461,886)
Euro settling 3/15/12	41,443	52,725,857	55,217,268	(2,491,411)
Hong Kong Dollar settling 6/15/12	30,240	3,899,916	3,899,702	214
Barclays Bank PLC Wholselale:
Hong Kong Dollar settling 3/15/12	67,206	8,663,280	8,665,035	(1,755)
Indian Rupee settling 3/15/12	274,109	5,542,034	5,568,456	(26,422)
Japanese Yen settling 3/15/12	3,187,327	39,313,557	39,213,534	100,023
Citibank NA:
Canadian Dollar settling 3/15/12	5,355	5,352,896	5,410,471	(57,575)
Japanese Yen settling 3/15/12	1,682,592	21,877,614	20,700,850	1,176,764
Swiss Franc settling 3/15/12	10,528	11,011,447	11,638,572	(627,125)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/15/12	14,760	14,511,562	14,912,894	(401,332)
Norwegian Krone settling 3/15/12	36,576	6,259,407	6,540,214	(280,807)
Deutsche Bank AG London:
Great British Pound settling 3/15/12	5,348	8,291,582	8,507,349	(215,767)
Goldman Sachs International:
Great British Pound settling 3/15/12	25,974	40,088,012	41,318,225	(1,230,213)
HSBC BankUSA:
Brazilian Real settling 5/03/12	34,525	19,409,152	19,814,072	(404,920)
Great British Pound settling 3/15/12	34,000	53,213,060	54,085,611	(872,551)
Hong Kong Dollar settling 3/15/12	440,953	56,702,544	56,853,156	(150,612)
Morgan Stanley and Co. Inc.:
Japanese Yen settling 3/15/12	1,134,806	14,721,107	13,961,465	759,642
Standard Chartered Bank:
Hong Kong Dollar settling 6/15/12	25,368	3,271,598	3,271,417	181
Indian Rupee settling 6/15/12	159,939	3,139,136	3,182,129	(42,993)
Singapore Dollar settling 3/15/12	5,779	4,462,514	4,620,828	(158,314)
UBS AG:
Euro settling 6/15/12	3,949	5,289,713	5,264,027	25,686

				$(5,407,529)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the market value of this security amounted to $8,375,172 or 0.7% of net assets.

268	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

International Growth Portfolio—Portfolio of Investments

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	269

International Growth Portfolio—Portfolio of Investments

SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 43.9%
Canada – 4.0%
Canadian Government Bond 1.00%, 2/01/14	CAD	37,840	$38,166,982

United States – 39.9%
U.S. Treasury Notes 0.25%, 1/31/14-2/28/14	U.S.$	43,320	43,278,849
0.50%, 10/15/14		10,225	10,253,753
0.625%, 4/30/13		33,270	33,425,970
0.75%, 8/15/13		37,505	37,771,623
1.00%, 8/31/16-10/31/16		49,892	50,373,029
1.375%, 11/15/12-1/15/13		157,201	158,558,261
2.875%, 1/31/13		44,685	45,784,653

			379,446,138

Total Governments – Treasuries (cost $415,999,924)			417,613,120

ASSET-BACKED SECURITIES – 16.0%
Autos - Fixed Rate – 4.9%
Bank of America Auto Trust Series 2009-2A, Class A4 3.03%, 10/15/16(a)		8,610	8,746,171
BMW Vehicle Lease Trust Series 2011-1, Class A2 0.64%, 4/22/13		4,712	4,712,201
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3 2.82%, 1/15/16		1,408	1,415,848
Ford Auto Securitization Trust Series 2011-R3A, Class A1 1.708%, 8/15/13(a)	CAD	2,058	2,107,685
Ford Credit Auto Lease Trust Series 2010-B, Class A2 0.75%, 10/15/12(a)	U.S.$	171	171,359
Hyundai Auto Lease Securitization Trust Series 2011-A, Class A2 0.69%, 11/15/13(a)		2,089	2,089,371
Mercedes-Benz Auto Lease Trust Series 2011-1A, Class A2 0.79%, 4/15/13(a)		3,075	3,075,830
Series 2011-B, Class A2 0.90%, 1/15/14(a)		3,285	3,287,411
Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A4 2.43%, 3/15/16		7,560	7,680,807

270	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Nissan Auto Receivables Owner Trust Series 2010-A, Class A3 0.87%, 7/15/14	U.S.$	3,628	$3,635,272
Porsche Innovative Lease Owner Trust Series 2011-1, Class A2 0.92%, 2/20/14(a)		3,988	3,992,458
SMART Trust/Australia Series 2011-2USA, Class A2A 1.22%, 11/14/13(a)		4,580	4,580,207
Volkswagen Auto Lease Trust Series 2010-A, Class A2 0.77%, 1/22/13		1,459	1,459,693

			46,954,313

Credit Cards - Floating Rate – 4.0%
Capital One Multi-Asset Execution Trust Series 2006-A12, Class A 0.309%, 7/15/16(b)		6,000	5,992,928
Chase Issuance Trust Series 2011-A3, Class A3 0.369%, 12/15/15(b)		5,010	5,009,845
Citibank Omni Master Trust Series 2009-A8, Class A8 2.349%, 5/16/16(a)(b)		4,135	4,147,238
Discover Card Master Trust Series 2009-A1, Class A1 1.549%, 12/15/14(b)		3,835	3,848,466
Series 2009-A2, Class A 1.549%, 2/17/15(b)		1,320	1,326,926
Series 2010-A1, Class A1 0.899%, 9/15/15(b)		7,206	7,248,257
GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.799%, 1/15/17(b)		2,700	2,722,074
Penarth Master Issuer PLC Series 2010-2A, Class A2 0.996%, 12/18/14(a)(b)		7,390	7,406,205

			37,701,939

Autos - Floating Rate – 3.1%
BMW Floorplan Master Owner Trust Series 2009-1A, Class A 1.399%, 9/15/14(a)(b)		4,360	4,381,925
Ford Credit Floorplan Master Owner Trust Series 2010-1, Class A 1.899%, 12/15/14(a)(b)		6,070	6,135,178
Series 2010-3, Class A2 1.949%, 2/15/17(a)(b)		3,025	3,123,450
Series 2012-1, Class A 0.719%, 1/15/16(b)		4,546	4,546,432

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	271

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

GE Dealer Floorplan Master Note Trust Series 2009-2A, Class A 1.799%, 10/20/14(a)(b)	U.S.$	5,438	$5,481,532
Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.499%, 11/17/14(a)(b)		3,765	3,782,844
Wheels SPV LLC Series 2009-1, Class A 1.799%, 3/15/18(a)(b)		2,080	2,084,596

			29,535,957

Other ABS - Floating Rate – 1.8%
CNH Wholesale Master Note Trust Series 2009-1A, Class A 1.949%, 7/15/15(a)(b)		14,000	14,067,138
GE Dealer Floorplan Master Note Trust Series 2012-1, Class A 0.816%, 2/20/17(b)		3,510	3,509,986

			17,577,124

Other ABS - Fixed Rate – 1.1%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		4,313	4,330,558
GE Equipment Small Ticket LLC Series 2011-1A, Class A2 0.88%, 8/21/13(a)		2,824	2,824,991
John Deere Owner Trust Series 2011-A, Class A2 0.64%, 6/16/14		3,111	3,111,648

			10,267,197

Credit Cards - Fixed Rate – 0.7%
Discover Card Master Trust Series 2012-A1, Class A1 0.81%, 8/15/17		1,322	1,321,826
GE Capital Credit Card Master Note Trust Series 2012-1, Class A 1.03%, 1/15/18		5,170	5,172,732

			6,494,558

Home Equity Loans - Floating Rate – 0.3%
American General Mortgage Loan Trust Series 2003-1, Class A3 4.53%, 4/25/33(c)		1,926	1,797,086
HSBC Home Equity Loan Trust Series 2006-1, Class M1 0.526%, 1/20/36(b)		951	787,541

			2,584,627

272	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Home Equity Loans - Fixed Rate – 0.1%
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB1, Class AF 3.95%, 1/25/33	U.S.$	1,022	$908,816
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37(d)(e)		35	– 0	–

			908,816

Total Asset-Backed Securities (cost $152,059,475)			152,024,531

MORTGAGE PASS - THROUGHS – 15.2%
Agency ARMs – 5.7%
Federal Home Loan Mortgage Corp. 2.458%, 8/01/36(c)		3,014	3,211,500
2.737%, 6/01/37(c)		10,441	11,151,942
Series 2005 2.641%, 5/01/35(c)		3,378	3,600,057
Series 2007 2.554%, 11/01/36(b)		2,277	2,421,359
2.608%, 1/01/37(b)		2,150	2,291,625
Federal National Mortgage Association 2.397%, 1/01/36(c)		1,780	1,892,964
3.428%, 6/01/37(b)		2,833	3,003,992
4.777%, 10/01/39(c)		2,657	2,831,092
Series 2003 2.781%, 12/01/33(c)		885	939,456
Series 2005 2.404%, 2/01/35(b)		4,664	4,912,525
2.74%, 10/01/35(c)		2,630	2,802,541
Series 2006 2.548%, 11/01/36(b)		2,838	3,023,714
2.571%, 5/01/36(b)		3,240	3,452,916
2.786%, 7/01/36(c)		2,390	2,546,311
Series 2007 2.027%, 1/01/37(b)		1,162	1,208,194
4.598%, 2/01/37(b)		2,909	3,080,360
Series 2009 2.833%, 7/01/38(c)		2,029	2,124,336

			54,494,884

Agency Fixed Rate 30-Year – 5.2%
Federal Home Loan Mortgage Corp. Gold Series 2007 6.00%, 7/01/37-9/01/37		1,407	1,545,368
Federal National Mortgage Association 5.50%, TBA		12,990	14,153,010

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	273

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.00%, 9/01/38	U.S.$	9,344	$10,267,475
Series 2008 6.00%, 5/01/38-8/01/38		18,906	20,774,104
Series 2010 6.00%, 4/01/40		2,734	3,004,539

			49,744,496

Agency Fixed Rate 15-Year – 4.3%
Federal National Mortgage Association 3.50%, 3/01/26-9/01/26		35,295	37,031,308
Series 1998 6.00%, 10/01/13-12/01/13		6	6,203
Series 2001 6.00%, 11/01/16		65	69,685
Series 2002 6.00%, 12/01/17		53	57,825
Series 2005 6.00%, 6/01/17-6/01/20		114	122,997
Series 2006 6.00%, 5/01/21-1/01/22		2,240	2,428,718
Series 2007 6.00%, 2/01/22		590	638,170

			40,354,906

Total Mortgage Pass-Throughs (cost $141,962,984)			144,594,286

CORPORATES - INVESTMENT GRADES – 10.2%
Industrial – 8.9%
Basic – 0.4%
BHP Billiton Finance USA Ltd. 1.00%, 2/24/15		3,325	3,335,693

Capital Goods – 1.3%
Caterpillar Financial Services Corp. 1.375%, 5/20/14		4,990	5,065,763
Eaton Corp. 0.885%, 6/16/14(b)		2,469	2,472,163
General Dynamics Corp. 5.25%, 2/01/14		2,750	2,994,602
John Deere Capital Corp. 5.25%, 10/01/12		2,030	2,087,611

			12,620,139

Communications - Telecommunications – 1.3%
AT&T, Inc. 4.95%, 1/15/13		2,135	2,215,199

274	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Cellco Partnership / Verizon Wireless Capital LLC 5.55%, 2/01/14	U.S.$	4,375	$4,758,373
Verizon Communications, Inc. 1.25%, 11/03/14		1,685	1,707,107
1.95%, 3/28/14		3,130	3,213,214

			11,893,893

Consumer Cyclical - Automotive – 0.8%
American Honda Finance Corp. 2.375%, 3/18/13(a)		4,534	4,615,100
Toyota Motor Credit Corp. 1.25%, 11/17/14		3,360	3,404,721

			8,019,821

Consumer Cyclical - Entertainment – 0.1%
Walt Disney Co. (The) 4.50%, 12/15/13		934	1,000,018

Consumer Cyclical - Retailers – 1.0%
Target Corp. 0.61%, 1/11/13(b)		7,016	7,025,002
Wal-Mart Stores, Inc. 4.55%, 5/01/13		2,595	2,718,989

			9,743,991

Consumer Non-Cyclical – 1.8%
Baxter International, Inc. 1.80%, 3/15/13		1,051	1,065,799
Bottling Group LLC 5.00%, 11/15/13		2,669	2,869,444
Eli Lilly & Co. 4.20%, 3/06/14		2,845	3,042,634
GlaxoSmithKline Capital, Inc. 4.85%, 5/15/13		2,109	2,219,900
Novartis Capital Corp. 4.125%, 2/10/14		2,855	3,050,667
PepsiCo, Inc./NC 4.65%, 2/15/13		2,077	2,160,304
Sanofi 1.625%, 3/28/14		2,445	2,497,289

			16,906,037

Energy – 0.6%
Chevron Corp. 3.95%, 3/03/14		2,885	3,082,219
ConocoPhillips 4.75%, 2/01/14		2,710	2,924,857

			6,007,076

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	275

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 1.6%
Cisco Systems, Inc. 1.625%, 3/14/14	U.S.$	4,905	$5,015,936
Hewlett-Packard Co. 2.95%, 8/15/12		1,043	1,050,901
International Business Machines Corp. 0.55%, 2/06/15		1,887	1,877,748
Oracle Corp. 4.95%, 4/15/13		2,140	2,249,283
Texas Instruments, Inc. 1.375%, 5/15/14		4,990	5,074,062

			15,267,930

			84,794,598

Financial Institutions – 0.9%
Banking – 0.4%
UnionBanCal Corp. 5.25%, 12/16/13		3,867	4,006,285

Finance – 0.5%
General Electric Capital Corp. 1.875%, 9/16/13		4,791	4,855,904

			8,862,189

Utility – 0.4%
Natural Gas – 0.4%
Transcanada Pipelines Ltd. 0.875%, 3/02/15		3,330	3,317,646

Total Corporates - Investment Grades (cost $95,476,481)			96,974,433

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.2%
Non-Agency Fixed Rate CMBS – 2.9%
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LDPX, Class A2S 5.305%, 1/15/49		4,949	4,950,348
Series 2011-C3, Class A1 1.875%, 2/15/46(a)		5,719	5,760,147
Series 2011-C4, Class A1 1.525%, 7/15/46(a)		2,649	2,650,465
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2 4.96%, 7/12/38		2,993	3,037,903
Morgan Stanley Capital I Series 2011-C1, Class A1 2.602%, 9/15/47(a)		5,704	5,827,206

276	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A4 4.612%, 5/15/44	U.S.$	2,362	$2,373,118
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1 2.501%, 2/15/44(a)		2,601	2,658,222

			27,257,409

Non-Agency Floating Rate CMBS – 1.8%
Banc of America Large Loan, Inc. Series 2005-MIB1, Class C 0.559%, 3/15/22(a)(b)		2,500	2,450,000
Commercial Mortgage Pass Through Certificates Series 2005-FL11, Class D 0.589%, 11/15/17(a)(b)		831	769,602
Series 2007-FL14, Class C 0.549%, 6/15/22(a)(b)		2,839	2,590,176
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class SVD 0.719%, 10/15/21(a)(b)		4,900	4,205,523
Series 2007-TFLA, Class A2 0.369%, 2/15/22(a)(b)		8,000	7,440,000

			17,455,301

Agency CMBS – 0.5%
NCUA Guaranteed Notes Series 2010-C1, Class A1 1.60%, 10/29/20		5,229	5,291,740

Total Commercial Mortgage-Backed Securities (cost $51,465,138)			50,004,450

AGENCIES – 3.3%
Agency Debentures – 3.3%
Bank of America Corp.-FDIC Insured 2.10%, 4/30/12		8,760	8,787,533
Citibank NA-FDIC Insured 1.875%, 5/07/12		9,299	9,325,502
Goldman Sachs Group, Inc. (The)-FDIC Insured 3.25%, 6/15/12		6,800	6,858,575
Morgan Stanley-FDIC Insured 2.25%, 3/13/12		6,000	6,002,952

Total Agencies (cost $30,856,081)			30,974,562

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	277

Short Duration Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.7%
Agency Fixed Rate – 2.3%
Federal Home Loan Mortgage Corp. Series 3948, Class DA 3.00%, 12/15/24	U.S.$	9,652	$9,934,410
Federal National Mortgage Association Series 2010-9, Class EA 3.50%, 1/25/24		5,246	5,480,325
Series 2011-39, Class DA 3.50%, 7/25/24		6,746	7,009,338

			22,424,073

Non-Agency Floating Rate – 0.3%
Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.64%, 2/25/42(a)(b)		3,049	2,691,934

Non-Agency Fixed Rate – 0.1%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A8, Class A1C1 5.25%, 8/25/36		512	498,530

Agency Floating Rate – 0.0%
Fannie Mae Whole Loan Series 2003-W13, Class AV2 0.524%, 10/25/33(b)		120	114,853
Freddie Mac Reference REMICs Series R008, Class FK 0.649%, 7/15/23(b)		334	333,602

			448,455

Total Collateralized Mortgage Obligations (cost $26,516,103)			26,062,992

INFLATION-LINKED SECURITIES – 1.1%
United States – 1.1%
U.S. Treasury Inflation Index 1.875%, 7/15/13 (TIPS)		3,421	3,627,097
2.00%, 1/15/14 (TIPS)		6,770	7,278,622

Total Inflation-Linked Securities (cost $10,728,130)			10,905,719

GOVERNMENTS - SOVEREIGN AGENCIES – 0.7%
Netherlands – 0.7%
Achmea Hypotheekbank NV 0.887%, 11/03/14(a)(b) (cost $6,454,411)		6,456	6,389,703

278	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.3%
Investment Companies – 2.6%
AllianceBernstein Fixed-Income Shares, Inc. –Government STIF Portfolio, 0.09%(f) (cost $24,864,308)	24,864,308	$24,864,308

	Principal Amount (000)
Certificates of Deposit – 1.4%
Royal Bank of Canada NY 2.25%, 3/15/13 (cost $12,807,522)	$12,810	12,985,164

Commercial Paper – 0.3%
Vodafone Group PLC Zero Coupon, 7/09/12 (cost $3,286,892)	3,300	3,286,892

Total Short-Term Investments (cost $40,958,722)		41,136,364

Total Investments – 102.6% (cost $972,477,449)		976,680,160
Other assets less liabilities – (2.6)%		(24,792,327)

Net Assets – 100.0%		$951,887,833

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr Futures	1,167	June 2012	$257,051,608	$257,013,517	$(38,091)
U.S. T-Note 5 Yr Futures	185	June 2012	22,779,927	22,786,797	6,870

Sold Contracts
U.S. T-Note 10 Yr Futures	112	June 2012	14,716,609	14,666,750	49,859

					$18,638

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	279

Short Duration Bond Portfolio—Portfolio of Investments

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
UBS AG:
Canadian Dollar settling 3/02/12	277	$276,526	$279,675	$3,149

Sale Contracts
Citibank NA:
Canadian Dollar settling 3/02/12	37,851	37,919,281	38,253,523	(334,242)
Morgan Stanley and Co. Inc:
Canadian Dollar settling 4/03/12	40,048	40,487,916	40,446,109	41,807
Canadian Dollar settling 4/03/12	40,048	40,487,916	40,446,109	41,807
State Street Bank and Trust Co.:
Canadian Dollar settling 3/02/12	2,474	2,480,256	2,500,105	(19,849)

				$(267,328)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate market value of these securities amounted to $129,533,667 or 13.6% of net assets.

(b)	Floating Rate Security. Stated interest rate was in effect at February 29, 2012.

(c)	Variable rate coupon, rate shown as of February 29, 2012.

(d)	Fair valued.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of February 29, 2012, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	$35,213	$	– 0	–	0.00%

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CAD	– Canadian Dollar

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
FDIC	– Federal Deposit Insurance Corporation
NCUA	– National Credit Union Administration
REMICs	– Real Estate Mortgage Investment Conduits
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

280	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Short Duration Bond Portfolio—Portfolio of Investments

GLOBAL CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 38.6%
Canada – 1.0%
Canadian Government Bond 3.25%, 6/01/21	CAD	10,762	$12,035,124

Finland – 6.0%
Finland Government Bond 3.375%, 4/15/20	EUR	33,005	48,062,430
3.875%, 9/15/17		15,972	23,927,294

			71,989,724

Germany – 4.8%
Bundesrepublik Deutschland Series 05 3.50%, 1/04/16		31,029	46,005,130
Series 06 3.75%, 1/04/17		8,050	12,245,281

			58,250,411

Japan – 7.7%
Japan Government Ten Year Bond Series 288 1.70%, 9/20/17	JPY	2,812,550	37,119,689
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29		847,800	11,115,045
Series 48 2.50%, 12/21/20		2,384,400	33,484,086
Series 60 1.40%, 12/20/22		880,150	11,190,248

			92,909,068

Netherlands – 4.4%
Netherlands Government Bond 2.25%, 7/15/22	EUR	4,900	6,504,962
4.50%, 7/15/17		30,450	47,022,970

			53,527,932

South Africa – 2.1%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	183,357	25,036,013

United Kingdom – 8.5%
United Kingdom Gilt 2.00%, 1/22/16	GBP	3,998	6,666,291
3.75%, 9/07/20		9,087	16,597,518
4.00%, 9/07/16		12,818	23,237,882
4.25%, 6/07/32		6,950	13,103,140
4.50%, 3/07/19		5,211	9,967,698

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	281

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

4.75%, 12/07/30	GBP	16,349	$32,778,109

			102,350,638

United States – 4.1%
U.S. Treasury Bonds 4.625%, 2/15/40	U.S.$	18,561	24,247,679
U.S. Treasury Notes 2.625%, 11/15/20		21,234	22,751,891
3.625%, 2/15/20		2,780	3,208,512

			50,208,082

Total Governments - Treasuries (cost $458,033,448)			466,306,992

CORPORATES - INVESTMENT GRADES – 24.3%
Financial Institutions – 11.5%
Banking – 7.5%
Bank of America Corp. 5.875%, 2/07/42		2,896	2,888,954
7.625%, 6/01/19		1,700	1,922,110
Series L 5.65%, 5/01/18		4,350	4,513,069
Bear Stearns Cos. LLC (The) 5.55%, 1/22/17		5,410	5,899,583
BNP Paribas SA 5.00%, 1/15/21		2,966	3,034,678
Capital One Financial Corp. 4.75%, 7/15/21		2,470	2,604,072
Citigroup, Inc. 4.50%, 1/14/22		465	477,709
5.50%, 4/11/13		2,900	3,008,823
6.50%, 8/19/13		2,770	2,935,316
8.50%, 5/22/19		790	980,149
Compass Bank 5.50%, 4/01/20		4,989	4,776,568
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect 3.875%, 2/08/22		3,060	3,051,934
DNB Bank ASA 4.375%, 2/24/21(a)	EUR	1,675	2,348,091
Goldman Sachs Group, Inc. (The) 5.25%, 7/27/21	U.S.$	1,148	1,149,876
6.00%, 6/15/20		2,700	2,870,230
7.50%, 2/15/19		2,855	3,250,118
ING Bank NV 3.75%, 3/07/17(a)		3,020	3,004,477

282	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. 4.40%, 7/22/20	U.S.$	1,335	$1,399,113
4.625%, 5/10/21		857	910,845
Lloyds TSB Bank PLC 4.375%, 1/12/15(a)		3,820	3,901,511
Macquarie Group Ltd. 4.875%, 8/10/17(a)		3,420	3,363,905
Morgan Stanley 5.45%, 1/09/17		1,615	1,661,543
5.50%, 7/24/20		2,455	2,418,128
6.60%, 4/01/12		960	964,017
Nationwide Building Society 6.25%, 2/25/20(a)		3,415	3,572,397
Royal Bank of Scotland PLC (The) 6.125%, 1/11/21		2,740	2,977,051
Santander US Debt SAU 2.991%, 10/07/13(a)		3,400	3,360,431
Societe Generale SA 2.50%, 1/15/14(a)		1,670	1,636,112
5.20%, 4/15/21(a)		1,355	1,310,509
SouthTrust Corp. 5.80%, 6/15/14		3,315	3,585,444
Standard Chartered PLC 6.409%, 1/30/17(a)		4,800	4,497,523
UFJ Finance Aruba AEC 6.75%, 7/15/13		1,913	2,041,016
Unicredit Luxembourg Finance SA 6.00%, 10/31/17(a)		1,386	1,228,539
Union Bank NA 5.95%, 5/11/16		1,005	1,084,758
Wachovia Corp. 5.50%, 5/01/13		1,225	1,291,064

			89,919,663

Finance – 0.4%
General Electric Capital Corp. 4.80%, 5/01/13		2,795	2,920,957
SLM Corp. Series A 5.375%, 5/15/14		2,085	2,162,145

			5,083,102

Insurance – 2.8%
Allied World Assurance Co., Ltd. 7.50%, 8/01/16		1,820	2,071,326
Berkshire Hathaway, Inc. 3.40%, 1/31/22		2,800	2,859,814
Coventry Health Care, Inc. 5.95%, 3/15/17		665	754,091

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	283

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.125%, 1/15/15	U.S.$	260	$282,755
6.30%, 8/15/14		2,060	2,254,691
Genworth Financial, Inc. 6.515%, 5/22/18		2,299	2,344,488
Guardian Life Insurance Co. of America 7.375%, 9/30/39(a)		1,305	1,665,199
Hartford Financial Services Group, Inc. 4.00%, 3/30/15		685	705,541
5.50%, 3/30/20		1,727	1,798,000
Humana, Inc. 6.30%, 8/01/18		369	428,618
6.45%, 6/01/16		285	322,937
7.20%, 6/15/18		610	735,981
Lincoln National Corp. 8.75%, 7/01/19		791	1,008,481
Markel Corp. 7.125%, 9/30/19		1,685	1,922,282
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39(a)		815	1,195,985
MetLife, Inc. 4.75%, 2/08/21		1,085	1,203,352
7.717%, 2/15/19		1,159	1,476,268
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		2,585	3,316,850
QBE Capital Funding III Ltd. 7.25%, 5/24/41(a)		1,630	1,484,617
Swiss Re Solutions Holding Corp. 7.00%, 2/15/26		3,065	3,543,618
XL Group PLC 5.25%, 9/15/14		1,920	2,032,514

			33,407,408

Other Finance – 0.2%
ORIX Corp. 4.71%, 4/27/15		2,683	2,835,303

REITS – 0.6%
ERP Operating LP 5.25%, 9/15/14		2,600	2,810,540
HCP, Inc. 6.00%, 1/30/17		2,195	2,446,973
Healthcare Realty Trust, Inc. 5.125%, 4/01/14		2,373	2,457,502

			7,715,015

			138,960,491

284	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Industrial – 10.3%
Basic – 1.3%
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20	U.S.$	2,110	$2,162,750
ArcelorMittal 6.125%, 6/01/18		2,271	2,403,163
Dow Chemical Co. (The) 8.55%, 5/15/19		1,640	2,181,441
International Paper Co. 5.30%, 4/01/15		2,625	2,876,076
Packaging Corp. of America 5.75%, 8/01/13		1,329	1,400,540
PPG Industries, Inc. 5.75%, 3/15/13		1,642	1,717,734
Vale Overseas Ltd. 4.375%, 1/11/22		2,353	2,438,320

			15,180,024

Capital Goods – 0.3%
Holcim US Finance Sarl & Cie SCS 6.00%, 12/30/19(a)		299	309,965
Republic Services, Inc. 3.80%, 5/15/18		85	91,937
5.25%, 11/15/21		1,213	1,399,442
5.50%, 9/15/19		1,768	2,041,044

			3,842,388

Communications - Media – 2.0%
CBS Corp. 5.75%, 4/15/20		1,410	1,639,761
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		1,906	2,818,715
DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.60%, 2/15/21		1,870	2,028,714
4.75%, 10/01/14		1,200	1,307,543
News America, Inc. 4.50%, 2/15/21		890	959,459
6.55%, 3/15/33		1,383	1,584,860
9.25%, 2/01/13		670	717,776
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		2,894	3,644,958
Time Warner Cable, Inc. 7.50%, 4/01/14		1,325	1,498,220
Time Warner Entertainment Co. LP 8.375%, 3/15/23		2,680	3,666,058
Virgin Media Secured Finance PLC 5.25%, 1/15/21		1,080	1,182,621

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	285

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

WPP Finance 2010 4.75%, 11/21/21(a)	U.S.$	417	$444,464
WPP Finance UK 8.00%, 9/15/14		2,616	3,021,289

			24,514,438

Communications - Telecommunications – 1.1%
American Tower Corp. 5.05%, 9/01/20		2,750	2,840,634
AT&T Corp. 8.00%, 11/15/31		295	424,859
AT&T, Inc. 4.45%, 5/15/21		1,694	1,900,595
Deutsche Telekom International 4.875%, 3/06/42(a)		2,586	2,549,899
Telecom Italia Capital SA 6.175%, 6/18/14		2,510	2,585,300
6.375%, 11/15/33		375	323,438
7.175%, 6/18/19		1,450	1,497,125
United States Cellular Corp. 6.70%, 12/15/33		1,550	1,526,772

			13,648,622

Consumer Cyclical - Automotive – 0.5%
Harley-Davidson Funding Corp. 5.75%, 12/15/14(a)		2,465	2,675,060
Toyota Motor Credit Corp. 3.30%, 1/12/22		3,270	3,323,128

			5,998,188

Consumer Cyclical - Entertainment – 0.7%
Time Warner, Inc. 4.70%, 1/15/21		1,460	1,628,116
7.625%, 4/15/31		2,810	3,769,039
Viacom, Inc. 5.625%, 9/15/19		2,895	3,402,152

			8,799,307

Consumer Cyclical - Other – 0.3%
Marriott International, Inc./DE Series J 5.625%, 2/15/13		3,270	3,408,589

Consumer Cyclical - Retailers – 0.2%
CVS Caremark Corp. 6.60%, 3/15/19		1,460	1,830,009

286	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 1.2%
Ahold Finance USA LLC 6.875%, 5/01/29	U.S.$	3,105	$3,901,647
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		481	513,366
5.875%, 5/15/13		2,720	2,840,034
Cadbury Schweppes US Finance LLC 5.125%, 10/01/13(a)		3,480	3,694,831
Delhaize Group SA 5.875%, 2/01/14		775	833,868
Pepsico, Inc. 4.00%, 3/05/42		2,972	2,962,727

			14,746,473

Energy – 1.3%
Anadarko Petroleum Corp. 5.95%, 9/15/16		735	850,927
6.45%, 9/15/36		877	1,073,810
Marathon Petroleum Corp. 3.50%, 3/01/16		448	464,475
5.125%, 3/01/21		760	825,396
Nabors Industries, Inc. 9.25%, 1/15/19		2,393	3,012,696
Noble Energy, Inc. 8.25%, 3/01/19		2,858	3,626,759
Noble Holding International Ltd. 4.90%, 8/01/20		251	274,916
Reliance Holdings USA, Inc. 5.40%, 2/14/22(a)		2,345	2,374,161
Southwestern Energy Co. 4.10%, 3/15/22(a)		823	821,988
Weatherford International Ltd./Bermuda 9.625%, 3/01/19		1,540	2,086,401

			15,411,529

Other Industrial – 0.3%
Noble Group Ltd. 6.75%, 1/29/20(a)		3,341	3,307,590

Technology – 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/20		505	562,305
Hewlett-Packard Co. 4.65%, 12/09/21		1,498	1,615,282
Motorola Solutions, Inc. 7.50%, 5/15/25		290	338,596
Xerox Corp. 8.25%, 5/15/14		310	348,161

			2,864,344

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	287

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.3%
Southwest Airlines Co. 5.25%, 10/01/14	U.S.$	1,695	$1,810,350
5.75%, 12/15/16		1,115	1,235,033

			3,045,383

Transportation - Services – 0.6%
Asciano Finance Ltd. 3.125%, 9/23/15(a)		3,375	3,333,605
Con-way, Inc. 6.70%, 5/01/34		2,144	2,064,402
Ryder System, Inc. 5.85%, 11/01/16		930	1,050,581
7.20%, 9/01/15		908	1,063,201

			7,511,789

			124,108,673

Utility – 1.9%
Electric – 1.1%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(a)		1,610	1,740,878
Constellation Energy Group, Inc. 5.15%, 12/01/20		1,181	1,328,737
FirstEnergy Corp. Series C 7.375%, 11/15/31		2,291	2,922,945
Nisource Finance Corp. 6.80%, 1/15/19		3,445	4,131,275
SPI Electricity & Gas Australia Holdings Pty Ltd. 6.15%, 11/15/13(a)		1,447	1,532,761
TECO Finance, Inc. 4.00%, 3/15/16		745	788,295
5.15%, 3/15/20		915	1,028,233
Union Electric Co. 6.70%, 2/01/19		315	384,406

			13,857,530

Natural Gas – 0.8%
Energy Transfer Partners LP 6.70%, 7/01/18		972	1,112,878
7.50%, 7/01/38		2,264	2,655,803
EQT Corp. 8.125%, 6/01/19		1,707	2,024,382
Kinder Morgan Energy Partners LP 4.15%, 3/01/22		1,340	1,392,582
Williams Partners LP 5.25%, 3/15/20		2,198	2,482,054

			9,667,699

			23,525,229

288	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non Corporate Sectors – 0.6%
Agencies - Not Government Guaranteed – 0.6%
Abu Dhabi National Energy Co. 4.125%, 3/13/17(a)	U.S.$	757	$770,291
IPIC GMTN Ltd. 3.75%, 3/01/17(a)		3,300	3,324,750
Petrobras International Finance Co. - Pifco 5.375%, 1/27/21		2,500	2,687,795

			6,782,836

Total Corporates - Investment Grades (cost $271,927,636)			293,377,229

MORTGAGE PASS-THROUGHS – 13.9%
Agency Fixed Rate 30-Year – 10.8%
Federal Home Loan Mortgage Corp. Gold Series 2006 4.50%, 5/01/36		88	93,412
Series 2007 5.50%, 7/01/35		2,507	2,733,248
Federal National Mortgage Association 3.50%, 12/01/41		19,319	19,982,697
4.00%, TBA		47,405	49,886,358
6.00%, 5/01/31-5/01/38		15,841	17,405,928
Series 2003 5.50%, 4/01/33		2,134	2,332,204
Series 2004 5.50%, 4/01/34-11/01/34		6,759	7,383,796
Series 2005 5.50%, 2/01/35		1,652	1,805,095
6.00%, 4/01/35		5,659	6,316,954
Series 2006 5.00%, 1/01/36		7	7,110
Series 2007 4.50%, 8/01/37		553	588,720
Series 2008 6.00%, 3/01/37-5/01/38		18,445	20,335,098
Series 2011 6.00%, 4/01/40		1,803	1,981,251

			130,851,871

Agency ARMs – 2.1%
Federal Home Loan Mortgage Corp. 2.458%, 8/01/36(b)		3,133	3,338,785
2.665%, 4/01/36(b)		4,337	4,621,040
5.057%, 5/01/38(b)		3,129	3,316,169
Series 2007 2.252%, 2/01/37(c)		1,451	1,524,166

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	289

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association 3.428%, 6/01/37(c)	U.S.$	3,002	$3,184,150
4.777%, 10/01/39(b)		2,725	2,903,684
Series 2003 2.781%, 12/01/33(b)		1,228	1,303,632
Series 2006 2.117%, 3/01/36(b)		765	803,460
2.373%, 2/01/36(b)		1,265	1,348,159
Series 2007 2.362%, 3/01/34(b)		2,250	2,354,339

			24,697,584

Agency Fixed Rate 15-Year – 1.0%
Federal National Mortgage Association 4.50%, TBA		11,145	11,925,150

Total Mortgage Pass-Throughs (cost $163,677,435)			167,474,605

ASSET-BACKED SECURITIES – 7.0%
Autos - Fixed Rate – 3.8%
AmeriCredit Automobile Receivables Trust Series 2011-3, Class A2 0.84%, 11/10/14		4,515	4,519,064
Series 2011-4, Class A2 0.92%, 3/09/15		2,250	2,253,641
Series 2011-5, Class A2 1.19%, 8/08/15		1,592	1,598,540
BMW Vehicle Lease Trust Series 2011-1, Class A2 0.64%, 4/22/13		4,983	4,983,314
Ford Auto Securitization Trust Series 2011-R3A, Class A2 1.96%, 7/15/15(a)	CAD	4,552	4,604,538
Ford Credit Auto Lease Trust Series 2011-A, Class A2
0.74%, 9/15/13	U.S.$	5,550	5,552,037
Series 2011-B, Class A2 0.82%, 1/15/14		2,257	2,259,686
Huntington Auto Trust Series 2011-1A, Class A3 1.01%, 1/15/16(a)		2,315	2,326,389
Hyundai Auto Lease Securitization Trust Series 2011-A, Class A2 0.69%, 11/15/13(a)		2,173	2,173,386

290	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Santander Drive Auto Receivables Trust Series 2011-4, Class A2 1.37%, 3/16/15	U.S.$	1,841	$1,842,186
SMART Trust/Australia Series 2011-2USA, Class A2A 1.22%, 11/14/13(a)		4,730	4,730,214
Volkswagen Auto Lease Trust Series 2011-A, Class A2 1.00%, 2/20/14		3,414	3,407,709
World Omni Automobile Lease Securitization Trust Series 2011-A, Class A2 0.81%, 10/15/13		5,748	5,752,284

			46,002,988

Credit Cards - Floating Rate – 2.1%
American Express Credit Account Master Trust Series 2011-1, Class A 0.419%, 4/17/17(c)		6,685	6,693,537
Capital One Multi-Asset Execution Trust Series 2006-A12, Class A 0.309%, 7/15/16(c)		5,500	5,493,518
Chase Issuance Trust Series 2008-A10, Class A10 0.999%, 8/17/15(c)		5,500	5,559,510
GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.799%, 1/15/17(c)		2,830	2,853,137
Series 2011-2, Class A 0.729%, 5/15/19(c)		5,020	5,033,487

			25,633,189

Other ABS - Fixed Rate – 0.6%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		2,382	2,391,767
GE Equipment Midticket LLC Series 2011-1, Class A3 1.00%, 8/24/15		1,408	1,408,649
John Deere Owner Trust Series 2011-A, Class A2 0.64%, 6/16/14		3,290	3,290,478

			7,090,894

Autos - Floating Rate – 0.3%
Navistar Financial Dealer Note Master Trust Series 2011-1, Class A 1.394%, 10/25/16(a)(c)		1,703	1,719,177

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	291

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Wheels SPV LLC Series 2009-1, Class A 1.799%, 3/15/18(a)(c)	U.S.$	2,080	$2,084,597

			3,803,774

Home Equity Loans - Fixed Rate – 0.1%
Asset Backed Funding Certificates Series 2003-WF1, Class A2 1.419%, 12/25/32		459	406,434
Citifinancial Mortgage Securities, Inc. Series 2003-1, Class AFPT 3.36%, 1/25/33		466	424,093

			830,527

Home Equity Loans - Floating Rate – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2007-AMC4, Class M1 0.514%, 5/25/37(c)(d)		3,715	69,823
HSBC Home Equity Loan Trust Series 2005-3, Class A1 0.506%, 1/20/35(c)		644	586,076
Option One Mortgage Loan Trust Series 2006-3, Class M1 0.474%, 2/25/37(c)(d)		1,610	8,350

			664,249

Total Asset-Backed Securities (cost $89,297,976)			84,025,621

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.2%
Non-Agency Fixed Rate CMBS – 3.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A2 5.56%, 10/15/48		5,791	5,879,070
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,065	3,432,837
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3 5.467%, 9/15/39		6,475	7,148,057

292	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class A4 5.819%, 6/15/49	U.S.$	9,364	$10,339,130
LB-UBS Commercial Mortgage Trust Series 2004-C4, Class A4 5.32%, 6/15/29		6,015	6,482,919
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-2, Class A4 5.902%, 6/12/46		3,075	3,498,584
Series 2006-3, Class A4 5.414%, 7/12/46		6,885	7,773,021

			44,553,618

Agency CMBS – 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A2 3.531%, 6/25/20		4,653	4,977,371

Non-Agency Floating Rate CMBS – 0.1%
GS Mortgage Securities Corp. II Series 2007-EOP, Class E 2.476%, 3/06/20(a)(c)		1,855	1,788,591

Total Commercial Mortgage-Backed Securities (cost $47,667,530)			51,319,580

GOVERNMENTS - SOVEREIGN AGENCIES – 4.2%
Canada – 4.2%
Canada Housing Trust No 1 3.35%, 12/15/20(a)	CAD	38,670	42,195,225
4.10%, 12/15/18(a)		7,960	9,077,111

Total Governments - Sovereign Agencies (cost $50,973,155)			51,272,336

AGENCIES – 2.2%
Agency Debentures – 2.2%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $23,380,217)	U.S.$	32,305	26,912,617

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	293

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 1.5%
United States – 1.5%
U.S. Treasury Inflation Index 2.00%, 4/15/12-1/15/14 (TIPS) (cost $17,809,055)	U.S.$	16,815	$18,077,387

QUASI-SOVEREIGNS – 0.8%
Quasi-Sovereign Bonds – 0.8%
Kazakhstan – 0.2%
KazMunayGas National Co. 7.00%, 5/05/20(a)		1,990	2,288,500

Malaysia – 0.3%
Petronas Capital Ltd. 5.25%, 8/12/19(a)		3,390	3,828,158

Russia – 0.3%
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 5/29/18(a)		2,782	3,136,705

Total Quasi-Sovereigns (cost $8,032,295)			9,253,363

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.7%
Non-Agency Fixed Rate – 0.3%
Bear Stearns Alt-A Trust Series 2006-1, Class 22A1 2.593%, 2/25/36		2,605	1,500,578
Citigroup Mortgage Loan Trust, Inc. Series 2005-2, Class 1A4 4.742%, 5/25/35		1,770	1,601,514
Indymac Index Mortgage Loan Trust Series 2006-AR7, Class 4A1 5.401%, 5/25/36		1,367	607,166

			3,709,258

Non-Agency Floating Rate – 0.2%
Countrywide Alternative Loan Trust Series 2005-62, Class 2A1 1.182%, 12/25/35(c)		927	520,251
Series 2006-OA14, Class 3A1 1.032%, 11/25/46(c)		4,057	1,790,685
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-25, Class M1 0.774%, 2/25/35(c)(d)		2,801	135,776

			2,446,712

294	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non-Agency ARMs – 0.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1 2.52%, 3/25/36(c)	U.S.$	2,559	$1,588,383

Agency Fixed Rate – 0.0%
Fannie Mae Grantor Trust Series 2004-T5, Class AB4 0.806%, 5/28/35		392	278,718

Total Collateralized Mortgage Obligations (cost $16,466,091)			8,023,071

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Lithuania – 0.2%
Lithuania Government International Bond 6.625%, 2/01/22(a)		1,768	1,898,390

Qatar – 0.2%
Qatar Government International Bond 4.50%, 1/20/22(a)		2,944	3,057,344

Russia – 0.2%
Russian Foreign Bond - Eurobond 7.50%, 3/31/30(a)		2,038	2,428,047

Total Governments - Sovereign Bonds (cost $6,887,843)			7,383,781

LOCAL GOVERNMENTS – MUNICIPAL BONDS – 0.4%
United States – 0.4%
California GO 7.625%, 3/01/40 (cost $3,378,529)		3,310	4,398,262

COVERED BONDS – 0.3%
Covered Bonds – 0.3%
Credit Agricole Home Loan SFH 3.50%, 6/14/18(a) (cost $4,129,611)	EUR	3,000	4,172,378

SUPRANATIONALS – 0.3%
International Bank for Reconstruction & Development 9.25%, 7/15/17 (cost $2,893,675)	U.S.$	2,340	3,242,973

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	295

Global Core Bond Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(e) (cost $53,343,138)	53,343,138	$53,343,138

Total Investments – 103.4% (cost $1,217,897,634)	1,248,583,333
Other assets less liabilities – (3.4)%		(40,523,588)

Net Assets – 100.0%		$1,208,059,745

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	127	June 2012	$27,969,516	$27,969,766	$(250)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC Wholesale:
Canadian Dollar settling 3/02/12	11,952	$11,987,705	$12,079,524	$(91,819)
Canadian Dollar settling 3/02/12	11,915	11,889,798	12,041,477	(151,679)
Canadian Dollar settling 3/02/12	19,452	19,452,502	19,658,902	(206,400)
BNP Paribas SA:
Canadian Dollar settling 4/03/12	67,646	68,416,280	68,318,341	97,939
Japanese Yen settling 3/21/12	912,670	11,654,350	11,229,086	425,264
Citibank N.A.:
Canadian Dollar settling 3/02/12	10,664	10,696,144	10,777,832	(81,688)
Japanese Yen settling 3/21/12	6,677,328	84,134,949	82,154,914	1,980,035
Deutsche Bank AG London:
Euro settling 3/29/12	18,217	24,461,143	24,273,393	187,750
Goldman Sachs International:
Euro settling 3/29/12	126,248	166,975,284	168,217,159	(1,241,875)
South African Rand settling 3/26/12	191,258	24,667,098	25,371,539	(704,441)

296	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Global Core Bond Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Royal Bank of Canada:
Canadian Dollar settling 3/02/12	13,662	$13,690,052	$13,807,638	$(117,586)
UBS AG:
Great British Pound settling 3/29/12	65,328	103,203,662	103,910,723	(707,061)

				$(611,561)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate market value of these securities amounted to $154,275,139 or 12.8% of net assets.

(b)	Variable rate coupon, rate shown as of February 29, 2012.

(c)	Floating Rate Security. Stated interest rate was in effect at February 29, 2012.

(d)	Illiquid security.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
GBP	– Great British Pound
JPY	– Japanese Yen
ZAR	– South African Rand

Glossary:

ABS	– Asset-Backed Securities
ARMs	– Adjustable Rate Mortgages
CMBS	– Commercial Mortgage-Backed Securities
FHLMC	– Federal Home Loan Mortgage Corporation
GO	– General Obligation
OJSC	– Open Joint Stock Company
REIT	– Real Estate Investment Trust
TBA	– To Be Announced
TIPS	– Treasury Inflation Protected Security

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	297

Global Core Bond Portfolio—Portfolio of Investments

BOND INFLATION PROTECTION PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 96.7%
United States – 96.7%
U.S. Treasury Inflation Index 0.125%, 1/15/22 (TIPS)(a)	U.S.$	18,682	$19,455,331
0.625%, 7/15/21 (TIPS)(a)		70,235	77,176,614
1.125%, 1/15/21 (TIPS)		13,577	15,516,456
1.25%, 7/15/20 (TIPS)(a)		60,680	70,279,977
1.375%, 7/15/18-1/15/20 (TIPS)(a)		48,101	55,942,332
1.625%, 1/15/15 (TIPS)(a)		46,440	50,905,791
1.625%, 1/15/18 (TIPS)		53,229	61,771,060
1.875%, 7/15/13-7/15/19 (TIPS)		118,391	131,711,363
1.875%, 7/15/15 (TIPS)(a)		81,024	90,861,301
2.00%, 7/15/14 (TIPS)(a)		99,851	109,437,747
2.125%, 1/15/19 (TIPS)(a)		26,159	31,697,192
2.375%, 1/15/17 (TIPS)(a)(b)		41,565	49,134,195
2.375%, 1/15/25 (TIPS)		1,197	1,556,236
2.50%, 7/15/16 (TIPS)		28,134	33,139,164
2.625%, 7/15/17 (TIPS)		4,955	6,015,340

Total Inflation-Linked Securities (cost $740,460,643)			804,600,099

CORPORATES - INVESTMENT GRADES – 16.1%
Industrial – 8.1%
Basic – 0.5%
AngloGold Ashanti Holdings PLC 5.375%, 4/15/20		980	1,004,500
ArcelorMittal 6.125%, 6/01/18		769	813,753
Dow Chemical Co. (The) 5.25%, 11/15/41		945	1,041,123
8.55%, 5/15/19		637	847,304

			3,706,680

Capital Goods – 0.4%
CRH Finance BV 7.375%, 5/28/14	EUR	1,100	1,617,663
Republic Services, Inc. 5.25%, 11/15/21	U.S.$	1,675	1,932,453

			3,550,116

Communications - Media – 1.7%
CBS Corp. 3.375%, 3/01/22		1,309	1,298,904
5.75%, 4/15/20		1,755	2,040,979
Comcast Corp. 5.15%, 3/01/20		1,745	2,045,309

298	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

DirecTV Holdings LLC/DirecTV Financing Co., Inc. 4.60%, 2/15/21	U.S.$	660	$716,017
Interpublic Group of Cos. Inc. (The) 4.00%, 3/15/22		199	196,487
News America, Inc. 6.15%, 3/01/37-2/15/41		1,584	1,860,526
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		1,340	1,687,714
Time Warner Cable, Inc. 7.50%, 4/01/14		1,435	1,622,600
Virgin Media Secured Finance PLC 5.25%, 1/15/21		428	468,668
WPP Finance 2010 4.75%, 11/21/21(c)		1,737	1,851,402

			13,788,606

Communications - Telecommunications – 1.6%
American Tower Corp. 5.05%, 9/01/20		1,355	1,399,658
AT&T, Inc. 5.35%, 9/01/40		1,397	1,573,958
Deutsche Telekom International 4.875%, 3/06/42(c)		1,777	1,752,193
Koninklijke KPN NV 5.00%, 11/13/12	EUR	1,185	1,617,597
Telecom Italia Capital SA 6.375%, 11/15/33	U.S.$	1,165	1,004,812
Telefonica Emisiones SAU 5.462%, 2/16/21		835	839,961
United States Cellular Corp. 6.70%, 12/15/33		835	822,487
Verizon Communications, Inc. 7.35%, 4/01/39		1,510	2,080,747
Vodafone Group PLC 6.15%, 2/27/37		1,660	2,088,167

			13,179,580

Consumer Cyclical - Automotive – 0.2%
Harley-Davidson Funding Corp. 5.75%, 12/15/14(c)		1,640	1,779,756

Consumer Cyclical - Entertainment – 0.2%
Viacom, Inc. 6.25%, 4/30/16		1,495	1,732,378

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	299

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 0.4%
Carnival PLC 4.25%, 11/27/13	EUR	1,225	$1,664,839
Marriott International, Inc./DE Series J 5.625%, 2/15/13	U.S.$	1,700	1,772,049

			3,436,888

Consumer Cyclical - Retailers – 0.2%
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22		1,542	1,585,412

Consumer Non-Cyclical – 0.4%
Bunge Ltd. Finance Corp. 5.10%, 7/15/15		1,610	1,718,337
Delhaize Group SA 5.875%, 2/01/14		1,515	1,630,078

			3,348,415

Energy – 1.0%
Anadarko Petroleum Corp. 5.95%, 9/15/16		430	497,821
Marathon Petroleum Corp. 3.50%, 3/01/16		230	238,458
5.125%, 3/01/21		390	423,558
Nabors Industries, Inc. 9.25%, 1/15/19		1,064	1,339,536
Noble Energy, Inc. 8.25%, 3/01/19		1,370	1,738,509
Reliance Holdings USA, Inc. 5.40%, 2/14/22(c)		2,065	2,090,679
Southwestern Energy Co. 4.10%, 3/15/22(c)		568	567,301
Transocean, Inc. 6.375%, 12/15/21		1,450	1,711,218

			8,607,080

Technology – 0.7%
Agilent Technologies, Inc. 5.00%, 7/15/20		249	277,255
Hewlett-Packard Co. 4.65%, 12/09/21		778	838,911
Intel Corp. 4.80%, 10/01/41		1,130	1,279,093
Motorola Solutions, Inc. 7.50%, 5/15/25		1,540	1,798,061
Xerox Corp. 8.25%, 5/15/14		1,425	1,600,419

			5,793,739

300	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.75%, 12/15/16	U.S.$	1,615	$1,788,860

Transportation - Railroads – 0.3%
CSX Corp. 4.75%, 5/30/42		1,970	2,056,059

Transportation - Services – 0.3%
Asciano Finance Ltd. 5.00%, 4/07/18(c)		950	973,744
Ryder System, Inc. 3.15%, 3/02/15		1,105	1,145,965
5.85%, 11/01/16		630	711,684

			2,831,393

			67,184,962

Financial Institutions – 5.4%
Banking – 3.2%
Bank of America Corp. 5.625%, 7/01/20		705	731,387
Bank of Scotland PLC 5.625%, 5/23/13	EUR	1,190	1,641,684
Barclays Bank PLC 5.125%, 1/08/20	U.S.$	790	835,266
5.45%, 9/12/12		665	679,393
BBVA Senior Finance SAU Series G 3.625%, 5/14/12	EUR	1,200	1,602,246
Capital One Financial Corp. 7.375%, 5/23/14	U.S.$	1,445	1,608,148
Citigroup, Inc. 4.50%, 1/14/22		1,940	1,993,022
5.50%, 4/11/13		865	897,459
Goldman Sachs Group, Inc. (The) 5.75%, 1/24/22		2,120	2,212,941
6.00%, 6/15/20		685	728,188
HSBC Holdings PLC 5.10%, 4/05/21		1,130	1,236,735
JPMorgan Chase & Co. 4.40%, 7/22/20		715	749,338
4.50%, 1/24/22		2,075	2,204,781
Macquarie Group Ltd. 7.625%, 8/13/19(c)		1,470	1,515,871
Morgan Stanley 5.50%, 7/24/20-7/28/21		2,413	2,386,438
National Capital Trust II 5.486%, 3/23/15(c)		1,090	1,045,394
Royal Bank of Scotland PLC (The) 3.25%, 1/11/14		980	983,456

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	301

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

UBS AG/Stamford CT 5.875%, 7/15/16	U.S.$	1,610	$1,699,609
Union Bank NA 5.95%, 5/11/16		1,675	1,807,930

			26,559,286

Finance – 0.1%
SLM Corp. Series A 5.375%, 1/15/13		925	948,125

Insurance – 2.0%
Allstate Corp. (The) 6.125%, 5/15/37		1,145	1,120,669
American International Group, Inc. 6.40%, 12/15/20		1,660	1,851,181
Genworth Financial, Inc. 6.515%, 5/22/18		936	954,520
Hartford Financial Services Group, Inc. 6.10%, 10/01/41		760	720,048
Humana, Inc. 7.20%, 6/15/18		1,520	1,833,919
Lincoln National Corp. 8.75%, 7/01/19		550	701,220
Markel Corp. 7.125%, 9/30/19		1,628	1,857,255
Marsh & McLennan Cos., Inc. 5.375%, 7/15/14		1,585	1,695,864
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(c)		1,410	1,809,191
QBE Capital Funding III Ltd. 7.25%, 5/24/41(c)		760	692,214
Swiss Re Capital I LP 6.854%, 5/25/16(c)		1,815	1,637,647
XL Group PLC 5.25%, 9/15/14		1,590	1,683,176

			16,556,904

REITS – 0.1%
HCP, Inc. 5.375%, 2/01/21		972	1,065,422

			45,129,737

Utility – 2.0%
Electric – 0.7%
Allegheny Energy Supply Co. LLC 5.75%, 10/15/19(c)		1,355	1,465,149
Constellation Energy Group, Inc. 5.15%, 12/01/20		615	691,933
Nisource Finance Corp. 6.15%, 3/01/13		695	731,829

302	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ohio Power Co. Series F 5.50%, 2/15/13	U.S.$	350	$365,547
Pacific Gas & Electric Co. 4.50%, 12/15/41		800	836,042
TECO Finance, Inc. 4.00%, 3/15/16		1,680	1,777,632

			5,868,132

Natural Gas – 1.3%
DCP Midstream LLC 9.75%, 3/15/19(c)		1,290	1,673,615
Energy Transfer Partners LP 6.125%, 2/15/17		1,645	1,825,662
Enterprise Products Operating LLC 5.20%, 9/01/20		720	816,740
EQT Corp. 8.125%, 6/01/19		1,385	1,642,513
Kinder Morgan Energy Partners LP 4.15%, 3/01/22		969	1,007,023
Spectra Energy Capital LLC 8.00%, 10/01/19		1,395	1,786,129
Williams Partners LP 3.80%, 2/15/15		1,660	1,756,252

			10,507,934

			16,376,066

Non Corporate Sectors – 0.6%
Agencies – Not Government Guaranteed – 0.6%
Abu Dhabi National Energy Co. 4.125%, 3/13/17(c)		344	350,040
Gazprom OAO Via Gaz Capital SA 6.212%, 11/22/16(c)		1,292	1,416,355
IPIC GMTN Ltd. 3.75%, 3/01/17(c)		1,695	1,707,712
Petrobras International Finance Co. – Pifco 5.375%, 1/27/21		1,570	1,687,935

			5,162,042

Total Corporates – Investment Grades (cost $130,136,107)			133,852,807

ASSET-BACKED SECURITIES – 5.9%
Autos - Fixed Rate – 2.7%
AmeriCredit Automobile Receivables Trust Series 2011-3, Class A2 0.84%, 11/10/14		2,382	2,383,585
Series 2011-4, Class A2 0.92%, 3/09/15		1,200	1,201,942

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	303

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CarMax Auto Owner Trust Series 2011-3, Class A3 1.07%, 6/15/16	U.S.$	825	$825,328
Exeter Automobile Receivables Trust Series 2012-1A, Class A 2.02%, 8/15/16(c)		1,710	1,710,012
Ford Credit Auto Lease Trust Series 2011-A, Class A2 0.74%, 9/15/13		2,940	2,941,079
Ford Credit Auto Owner Trust Series 2009-D, Class A4 2.98%, 8/15/14		3,120	3,183,790
Huntington Auto Trust Series 2011-1A, Class A3 1.01%, 1/15/16(c)		1,240	1,246,100
Hyundai Auto Lease Securitization Trust Series 2011-A, Class A2 0.69%, 11/15/13(c)		1,177	1,177,209
Mercedes-Benz Auto Lease Trust Series 2011-B, Class A2 0.90%, 1/15/14(c)		2,396	2,397,759
Porsche Innovative Lease Owner Trust Series 2011-1, Class A3 1.09%, 9/22/14(c)		2,190	2,194,055
Santander Drive Auto Receivables Trust Series 2011-4, Class A2 1.37%, 3/16/15		923	923,594
SMART Trust/Australia Series 2011-2USA, Class A2A 1.22%, 11/14/13(c)		2,440	2,440,110

			22,624,563

Credit Cards - Floating Rate – 1.9%
American Express Credit Account Master Trust Series 2007-8, Class A 0.549%, 5/15/15(d)		3,676	3,682,307
Series 2011-1, Class A 0.419%, 4/17/17(d)		3,350	3,354,278
GE Capital Credit Card Master Note Trust Series 2011-1, Class A 0.799%, 1/15/17(d)		1,495	1,507,223
Series 2011-2, Class A 0.729%, 5/15/19(d)		2,625	2,632,052
Penarth Master Issuer PLC Series 2010-2A, Class A2 0.996%, 12/18/14(c)(d)		4,090	4,098,969

			15,274,829

304	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Autos - Floating Rate – 0.7%
Ford Credit Floorplan Master Owner Trust Series 2012-1, Class A 0.719%, 1/15/16(d)	U.S.$	3,956	$3,956,376
Hyundai Floorplan Master Owner Trust Series 2009-1A, Class A 1.499%, 11/17/14(c)(d)		2,075	2,084,835

			6,041,211

Other ABS - Floating Rate – 0.4%
GE Dealer Floorplan Master Note Trust Series 2012-1, Class A 0.816%, 2/20/17(d)		3,065	3,064,988

Other ABS - Fixed Rate – 0.2%
CNH Equipment Trust Series 2010-C, Class A3 1.17%, 5/15/15		1,203	1,207,720
GE Equipment Midticket LLC Series 2011-1, Class A3 1.00%, 8/24/15		707	707,553

			1,915,273

Total Asset-Backed Securities (cost $48,881,426)			48,920,864

MORTGAGE PASS-THROUGHS – 5.4%
Agency Fixed Rate 30-Year – 3.7%
Federal National Mortgage Association 3.50%, 12/01/41		10,044	10,388,951
6.00%, 10/01/40		18,337	20,149,030

			30,537,981

Agency ARMs – 1.7%
Federal Home Loan Mortgage Corp. 3.521%, 10/01/39(e)		1,600	1,698,524
5.057%, 5/01/38(e)		1,615	1,711,571
5.148%, 11/01/35(d)		3,083	3,258,267
Federal National Mortgage Association 3.905%, 10/01/37(e)		2,879	3,038,884
4.53%, 8/01/38(d)		2,988	3,174,821
4.777%, 10/01/39(e)		1,533	1,633,322

			14,515,389

Total Mortgage Pass-Throughs (cost $44,953,596)			45,053,370

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	305

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.2%
Non-Agency Fixed Rate CMBS – 2.8%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A2 5.56%, 10/15/48	U.S.$	2,982	$3,027,753
Commercial Mortgage Pass Through Certificates Series 2006-C8, Class A4 5.306%, 12/10/46		3,350	3,752,040
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, 3/10/39		3,780	4,196,560
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class A4 5.814%, 6/12/43		2,255	2,531,826
LB-UBS Commercial Mortgage Trust Series 2006-C4, Class A4 5.874%, 6/15/38		3,220	3,692,181
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class A2 4.96%, 7/12/38		2,085	2,116,346
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 5.414%, 7/12/46		3,265	3,686,116

			23,002,822

Agency CMBS – 0.4%
FHLMC Multifamily Structured Pass Through Certificates Series K008, Class A1 2.746%, 12/25/19		3,146	3,302,063

Total Commercial Mortgage-Backed Securities (cost $24,698,139)			26,304,885

GOVERNMENTS - TREASURIES – 1.5%
Canada – 1.5%
Canadian Government Bond 3.25%, 6/01/21 (cost $12,276,084)	CAD	11,050	12,357,193

GOVERNMENTS - SOVEREIGN AGENCIES – 1.2%
Australia – 0.3%
Suncorp-Metway Ltd. 2.067%, 7/16/12(c)(d)	U.S.$	2,600	2,614,906

306	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

United Kingdom – 0.9%
Lloyds TSB Bank PLC 2.75%, 3/16/12	GBP	1,465	$2,331,927
Skipton Building Society 2.00%, 4/05/12		1,485	2,364,849
West Bromwich Building Society 2.00%, 4/05/12		1,490	2,372,553

			7,069,329

Total Governments – Sovereign Agencies (cost $9,408,098)			9,684,235

AGENCIES – 1.0%
Agency Debentures – 1.0%
Federal Home Loan Mortgage Corp. 2.375%, 1/13/22 (cost $7,886,377)	U.S.$	7,932	8,021,877

QUASI-SOVEREIGNS – 0.5%
Quasi-Sovereign Bonds – 0.5%
Indonesia – 0.1%
Perusahaan Listrik Negara PT 5.50%, 11/22/21(c)		1,083	1,161,517

Kazakhstan – 0.2%
KazMunayGas National Co. 7.00%, 5/05/20(c)		1,328	1,527,200

Malaysia – 0.2%
Petronas Capital Ltd. 5.25%, 8/12/19(c)		1,500	1,693,875

Total Quasi-Sovereigns (cost $4,225,260)			4,382,592

SUPRANATIONALS – 0.4%
European Investment Bank 0.827%, 3/05/12(d) (cost $3,500,163)		3,500	3,500,000

GOVERNMENTS - SOVEREIGN BONDS – 0.3%
Indonesia – 0.1%
Republic of Indonesia 5.25%, 1/17/42(c)		1,025	1,092,906

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	307

Bond Inflation Protection Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Qatar – 0.2%
State of Qatar 4.50%, 1/20/22(c)	U.S.$	1,445	$1,500,633

Total Governments – Sovereign Bonds (cost $2,436,174)			2,593,539

CORPORATES – NON-INVESTMENT GRADE – 0.0%
Industrial – 0.0%
Capital Goods – 0.0%
Ball Corp. 5.00%, 3/15/22 (cost $264,000)		264	269,940

Total Investments – 132.2% (cost $1,029,126,067)			1,099,541,401
Other assets less liabilities – (32.2)%			(267,680,929)

Net Assets – 100.0%			$831,860,472

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr Futures	8	June 2012	$1,051,141	$1,047,625	$(3,516)
Sold Contracts
U.S. T-Note 30 Yr Futures	173	June 2012	24,604,520	24,506,532	97,988
U.S. T-Note 5 Yr Futures	395	June 2012	48,634,356	48,652,891	(18,535)

					$75,937

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank N.A.:
Canadian Dollar settling 3/02/12	4,437	$4,428,337	$4,484,252	$55,915
Royal Bank of Scotland PLC:
Mexican Nuevo Peso settling 3/26/12	53,384	4,146,682	4,149,169	2,487
South African Rand settling 3/26/12	32,022	4,184,455	4,247,862	63,407
Swedish Krona settling 3/28/12	55,711	8,483,494	8,410,914	(72,580)
Standard Chartered Bank:
Indian Rupee settling 3/30/12	203,477	4,108,993	4,112,834	3,841

308	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
UBS AG:
Australian Dollar settling 3/09/12	7,778	$8,380,362	$8,334,475	$(45,887)

Sale Contracts
Barclays Bank PLC Wholesale:
Euro settling 3/29/12	6,324	8,519,234	8,426,878	92,356
BNP Paribas SA:
Japanese Yen settling 3/21/12	315,223	4,025,248	3,878,368	146,880
Credit Suisse London Branch (GFX):
Great British Pound settling 3/29/12	4,462	7,045,922	7,097,528	(51,606)
Deutsche Bank AG London:
Euro settling 3/29/12	3,131	4,193,053	4,172,124	20,929
HSBC BankUSA:
Canadian Dollar settling 4/03/12	16,113	16,306,467	16,272,996	33,471
Morgan Stanley and Co Inc.:
Canadian Dollar settling 3/02/12	8,278	8,284,134	8,365,670	(81,536)
Royal Bank of Canada:
Canadian Dollar settling 3/02/12	12,272	12,312,890	12,402,781	(89,891)
Standard Chartered Bank:
Euro settling 3/29/12	12,536	16,623,988	16,703,325	(79,337)

				$(1,551)

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$33,270	6/7/13	0.627%	3 Month LIBOR	$(60,598)
Barclays Bank PLC	50,940	11/17/13	1.059%	3 Month LIBOR	(599,759)
Barclays Bank PLC	7,590	1/17/22	2.05%	3 Month LIBOR	(8,482)
JPMorgan Chase Bank, N.A.	8,040	5/17/21	3.268%	3 Month LIBOR	(975,088)
JPMorgan Chase Bank, N.A.	9,340	2/7/22	2.04%	3 Month LIBOR	9,041
Morgan Stanley Capital Services Inc.	5,480	2/21/42	2.813%	3 Month LIBOR	(38,661)

					$(1,673,547)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	309

Bond Inflation Protection Portfolio—Portfolio of Investments

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Interest Rate	Maturity	U.S. $ Value at February 29, 2012
Bank of America†	0.00%	—	$22,837,500
Bank of America	0.18%	3/01/12	27,867,632
Bank of America	0.18%	4/04/12	7,775,936
Bank of America†	0.18%	—	3,292,500
Bank of America†	0.18%	—	3,736,250
Bank of America†	0.18%	—	4,128,800
Bank of America†	0.18%	—	4,340,000
Bank of America†	0.18%	—	9,097,888
Bank of America	0.19%	3/27/12	28,637,364
Bank of America	0.19%	5/03/12	32,266,807
Bank of America	0.20%	4/04/12	32,430,781
Bank of America	0.21%	5/10/12	6,028,984
Bank of America	0.22%	3/05/12	21,160,000
Bank of America	0.22%	3/05/12	29,092,340
Bank of America	0.22%	4/11/12	27,882,840
Barclays†	0.17%	—	4,324,668
Barclays†	0.17%	—	9,123,750
Barclays†	0.17%	—	10,637,500
Goldman	0.18%	4/03/12	5,494,415
Goldman	0.21%	5/10/12	11,894,200

			$(302,050,155)

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on February 29, 2012

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $554,890,480.

(b)	Position, or a portion thereof, has been segregated to collateralize interest rate swap contracts. The aggregate market value of these securities amounted to $2,042,628.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate market value of these securities amounted to $49,268,349 or 5.9% of net assets.

(d)	Floating Rate Security. Stated interest rate was in effect at February 29, 2012.

(e)	Variable rate coupon, rate shown as of February 29, 2012.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rates

REIT – Real Estate Investment Trust

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

310	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Bond Inflation Protection Portfolio—Portfolio of Investments

HIGH-YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 71.8%
Industrial – 58.6%
Basic – 4.1%
AK Steel Corp. 7.625%, 5/15/20	U.S.$	243	$244,519
Aleris International, Inc. 7.625%, 2/15/18		1,100	1,155,000
Arch Coal, Inc. 7.00%, 6/15/19(a)		451	451,000
7.25%, 6/15/21(a)		1,184	1,181,040
Arch Western Finance LLC 6.75%, 7/01/13		696	699,480
Calcipar SA 6.875%, 5/01/18(a)		479	471,815
Commercial Metals Co. 6.50%, 7/15/17		1,366	1,372,830
Consol Energy, Inc. 8.25%, 4/01/20		525	572,250
Huntsman International LLC 5.50%, 6/30/16		400	399,500
8.625%, 3/15/21		891	1,006,830
Ineos Finance PLC 8.375%, 2/15/19(a)		425	451,562
Ineos Group Holdings Ltd. 8.50%, 2/15/16(a)		1,000	912,500
JMC Steel Group 8.25%, 3/15/18(a)		236	246,325
Kinove German Bondco GmbH 9.625%, 6/15/18(a)		317	324,133
Lyondell Chemical Co. 11.00%, 5/01/18		357	391,203
LyondellBasell Industries NV 6.00%, 11/15/21(a)		339	372,053
Momentive Performance Materials, Inc. 11.50%, 12/01/16		270	226,800
NewMarket Corp. 7.125%, 12/15/16		615	633,450
NewPage Corp. 10.00%, 5/01/12(b)		397	20,843
Nova Chemicals Corp. 8.625%, 11/01/19		501	574,897
Peabody Energy Corp. 6.00%, 11/15/18(a)		275	288,063
6.25%, 11/15/21(a)		659	690,302
7.375%, 11/01/16		545	615,850
Polypore International, Inc. 7.50%, 11/15/17		380	398,050

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	311

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(a)	U.S.$	501	$531,060
Smurfit Kappa Acquisitions 7.75%, 11/15/19(a)	EUR	500	717,776
Steel Dynamics, Inc. 7.75%, 4/15/16	U.S.$	625	650,000
TPC Group LLC 8.25%, 10/01/17		1,047	1,104,585
Verso Paper Holdings LLC/Verso Paper, Inc. Series B 11.375%, 8/01/16		529	235,405
Weyerhaeuser Co. 7.375%, 3/15/32		685	744,948

			17,684,069

Capital Goods – 6.7%
Alliant Techsystems, Inc. 6.875%, 9/15/20		320	340,000
Ardagh Packaging Finance PLC 7.375%, 10/15/17(a)		620	666,500
Ball Corp. 5.00%, 3/15/22		233	238,243
Berry Plastics Corp. 9.75%, 1/15/21		1,205	1,289,350
Bombardier, Inc. 7.50%, 3/15/18(a)		624	709,800
Building Materials Corp. of America 7.00%, 2/15/20(a)		689	747,565
7.50%, 3/15/20(a)		499	545,781
CNH America LLC 7.25%, 1/15/16		935	1,030,837
CNH Capital LLC 6.25%, 11/01/16(a)		262	281,650
Graphic Packaging International, Inc. 7.875%, 10/01/18		500	550,000
Griffon Corp. 7.125%, 4/01/18		287	298,480
Grohe Holding GmbH 8.625%, 10/01/14(a)	EUR	354	474,582
KUKA AG 8.75%, 11/15/17(a)		361	514,627
Manitowoc Co., Inc. (The) 8.50%, 11/01/20	U.S.$	922	1,028,030
Masco Corp. 7.125%, 3/15/20		900	960,376
Mohawk Industries, Inc. 6.875%, 1/15/16		1,377	1,519,864

312	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Nordenia International AG 9.75%, 7/15/17(a)	EUR	517	$737,015
Nortek, Inc. 8.50%, 4/15/21	U.S.$	712	688,860
Plastipak Holdings, Inc. 8.50%, 12/15/15(a)		1,180	1,215,400
Polymer Group, Inc. 7.75%, 2/01/19		1,300	1,391,000
Pregis Corp. 6.245%, 4/15/13(c)	EUR	56	71,392
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.125%, 4/15/19(a)	U.S.$	712	752,940
7.875%, 8/15/19(a)		2,365	2,589,675
8.25%, 2/15/21(a)		1,850	1,766,750
8.75%, 10/15/16(a)		118	125,670
9.00%, 4/15/19(a)		638	638,000
9.875%, 8/15/19(a)		526	543,753
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.25%, 2/01/21		750	795,000
Sealed Air Corp. 6.875%, 7/15/33(a)		1,320	1,267,200
8.125%, 9/15/19(a)		235	265,550
8.375%, 9/15/21(a)		241	275,945
Solo Cup Co./Solo Cup Operating Corp. 10.50%, 11/01/13		850	859,562
Sterling Merger, Inc. 11.00%, 10/01/19(a)		413	434,683
Summit Materials LLC/Summit Materials Finance Corp. 10.50%, 1/31/20(a)		340	351,050
TransDigm, Inc. 7.75%, 12/15/18		1,200	1,320,000
United Rentals North America, Inc. 8.375%, 9/15/20		267	276,345
9.25%, 12/15/19		650	718,250
USG Corp. 6.30%, 11/15/16		1,115	1,045,312

			29,325,037

Communications - Media – 7.8%
Allbritton Communications Co. 8.00%, 5/15/18		510	539,325
Cablevision Systems Corp. 8.00%, 4/15/20		1,750	1,964,375

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	313

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 1/15/19	U.S.$	2,250	$2,430,000
7.375%, 6/01/20		750	825,000
7.875%, 4/30/18		664	725,420
8.125%, 4/30/20		219	245,280
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, 11/15/17(a)		1,015	1,088,588
Clear Channel Communications, Inc. 5.50%, 9/15/14		1,180	1,057,575
9.00%, 3/01/21		457	420,440
Clear Channel Worldwide Holdings, Inc. 7.625%, 3/15/20		544	544,000
Series A 7.625%, 3/15/20		100	100,000
Series B 9.25%, 12/15/17		1,440	1,584,000
Crown Media Holdings, Inc. 10.50%, 7/15/19		470	501,725
CSC Holdings LLC 7.625%, 7/15/18		535	604,550
7.875%, 2/15/18		640	723,200
Cumulus Media, Inc. 7.75%, 5/01/19(a)		648	633,420
Dex One Corp. 12.00%, 1/29/17(d)		338	81,182
DISH DBS Corp. 6.625%, 10/01/14		970	1,057,300
6.75%, 6/01/21		1,100	1,221,000
Hughes Satellite Systems Corp. 7.625%, 6/15/21		965	1,047,025
Intelsat Jackson Holdings SA 7.25%, 10/15/20		1,900	1,999,750
11.25%, 6/15/16		212	224,190
Intelsat Luxembourg SA 11.25%, 2/04/17		1,725	1,778,906
11.50%, 2/04/17(a)(d)		300	306,000
11.50%, 2/04/17(d)		1,598	1,646,081
Kabel BW GmbH 7.50%, 3/15/19(a)		402	434,160
Lamar Media Corp. 5.875%, 2/01/22(a)		459	479,081
6.625%, 8/15/15		940	961,150
New York Times Co. (The) 6.625%, 12/15/16		500	521,250

314	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Quebecor Media, Inc. 7.75%, 3/15/16	U.S.$	1,985	$2,044,550
RR Donnelley & Sons Co. 7.25%, 5/15/18		824	817,820
Sinclair Television Group, Inc. 8.375%, 10/15/18		600	652,500
Univision Communications, Inc. 6.875%, 5/15/19(a)		1,000	1,020,000
8.50%, 5/15/21(a)		550	545,875
UPCB Finance III Ltd. 6.625%, 7/01/20(a)		550	566,500
UPCB Finance V Ltd. 7.25%, 11/15/21(a)		665	699,913
Virgin Media Finance PLC 5.25%, 2/15/22		650	650,000
XM Satellite Radio, Inc. 7.625%, 11/01/18(a)		975	1,067,625

			33,808,756

Communications - Telecommunications – 4.7%
Crown Castle International Corp. 7.125%, 11/01/19		1,000	1,095,000
eAccess Ltd. 8.25%, 4/01/18(a)		646	618,545
Fairpoint Communications Inc/Old Series 1 13.125%, 4/02/18(b)		1,966	19,661
Frontier Communications Corp. 6.25%, 1/15/13		851	878,657
9.00%, 8/15/31		545	531,375
Level 3 Communications, Inc. 11.875%, 2/01/19		1,575	1,791,562
Level 3 Financing, Inc. 8.625%, 7/15/20(a)		314	335,195
8.75%, 2/15/17		685	715,825
9.375%, 4/01/19		550	607,750
MetroPCS Wireless, Inc. 7.875%, 9/01/18		550	589,875
NII Capital Corp. 7.625%, 4/01/21		749	765,853
PAETEC Holding Corp. 9.875%, 12/01/18		1,045	1,170,400
Phones4u Finance PLC 9.50%, 4/01/18(a)	GBP	345	481,625
Sprint Capital Corp. 6.875%, 11/15/28	U.S.$	1,740	1,357,200
8.75%, 3/15/32		1,180	1,050,200

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	315

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Sunrise Communications Holdings SA 8.50%, 12/31/18(a)	EUR	350	$495,449
Telenet Finance III Luxembourg S.C.A. 6.625%, 2/15/21(a)		420	570,757
tw telecom holdings, Inc. 8.00%, 3/01/18	U.S.$	1,039	1,139,004
VimpelCom Holdings BV 7.504%, 3/01/22(a)		800	784,400
Wind Acquisition Finance SA 7.25%, 2/15/18(a)		1,850	1,813,000
Windstream Corp. 7.50%, 4/01/23		1,750	1,841,875
7.875%, 11/01/17		675	761,063
8.125%, 9/01/18		900	985,500

			20,399,771

Consumer Cyclical - Automotive – 4.0%
Affinia Group, Inc. 9.00%, 11/30/14		380	384,750
Allison Transmission, Inc. 7.125%, 5/15/19(a)		975	1,004,250
11.00%, 11/01/15(a)		53	55,981
Commercial Vehicle Group, Inc. 7.875%, 4/15/19(a)		427	431,270
Dana Holding Corp. 6.50%, 2/15/19		140	151,200
6.75%, 2/15/21		111	120,158
Delphi Corp. 5.875%, 5/15/19(a)		433	456,815
6.125%, 5/15/21(a)		325	348,562
Exide Technologies 8.625%, 2/01/18		331	257,352
Ford Motor Co. 7.45%, 7/16/31		1,000	1,283,750
Ford Motor Credit Co. LLC 3.875%, 1/15/15		1,125	1,153,320
7.00%, 10/01/13		2,734	2,927,551
8.00%, 12/15/16		2,665	3,167,065
Goodyear Tire & Rubber Co. (The) 8.25%, 8/15/20		964	1,053,170
8.75%, 8/15/20		857	943,771
Navistar International Corp. 8.25%, 11/01/21		909	994,219
Pharmaceutical Product Development, Inc. 9.50%, 12/01/19(a)		995	1,088,281
Schaeffler Finance BV 8.50%, 2/15/19(a)		800	866,000

316	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Tenneco, Inc. 6.875%, 12/15/20	U.S.$	330	$353,925
UCI International, Inc. 8.625%, 2/15/19		402	411,045

			17,452,435

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment, Inc. 9.75%, 12/01/20		425	397,375
ClubCorp Club Operations, Inc. 10.00%, 12/01/18		775	798,250
Greektown Holdings LLC 10.75%, 12/01/13(b)(e)		525	– 0	–
NAI Entertainment Holdings LLC 8.25%, 12/15/17(a)		930	1,025,325
Regal Entertainment Group 9.125%, 8/15/18		1,020	1,116,900

			3,337,850

Consumer Cyclical - Other – 4.9%
Beazer Homes USA, Inc. 12.00%, 10/15/17		425	463,250
Boyd Gaming Corp. 9.125%, 12/01/18		525	544,687
Broder Brothers Co. 12.00%, 10/15/13(a)(d)		354	355,791
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		825	637,312
Chester Downs & Marina LLC 9.25%, 2/01/20(a)		326	341,485
Chukchansi Economic Development Authority 8.00%, 11/15/13(a)		1,015	700,350
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, 1/15/16		1,111	1,172,105
DR Horton, Inc. 6.50%, 4/15/16		1,180	1,274,400
Host Hotels & Resorts LP 6.875%, 11/01/14		385	392,700
Series Q 6.75%, 6/01/16		935	966,556
Isle of Capri Casinos, Inc. 7.75%, 3/15/19		545	543,638
KB Home 8.00%, 3/15/20		650	661,375

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	317

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Lennar Corp. Series B 6.50%, 4/15/16	U.S.$	1,260	$1,330,875
Levi Strauss & Co. 8.875%, 4/01/16		742	766,122
M/I Homes, Inc. 8.625%, 11/15/18		790	762,350
Marina District Finance Co., Inc. 9.875%, 8/15/18		745	707,750
Meritage Homes Corp. 7.15%, 4/15/20		133	137,323
MGM Resorts International 6.625%, 7/15/15		1,222	1,237,275
8.625%, 2/01/19(a)		415	441,975
NCL Corp. Ltd. 9.50%, 11/15/18(a)		161	173,075
11.75%, 11/15/16		500	580,000
Royal Caribbean Cruises Ltd. 7.00%, 6/15/13		1,885	1,983,962
Ryland Group, Inc. (The) 6.625%, 5/01/20		335	341,700
Seminole Indian Tribe of Florida 6.535%, 10/01/20(a)		94	91,710
7.75%, 10/01/17(a)		631	684,635
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19(a)		703	713,545
Standard Pacific Corp. 8.375%, 5/15/18		500	535,000
Station Casinos, Inc. 6.625%, 3/15/18(b)(e)		3,610	– 0	–
Toll Brothers Finance Corp. 5.875%, 2/15/22		525	544,548
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		1,900	2,142,250

			21,227,744

Consumer Cyclical - Restaurants – 0.4%
Burger King Corp. 9.875%, 10/15/18		640	723,200
CKE Restaurants, Inc. 11.375%, 7/15/18		675	769,500
Landry’s, Inc. 11.625%, 12/01/15		455	497,087

			1,989,787

318	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 1.4%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	U.S.$	357	$382,882
Bon-Ton Department Stores, Inc. (The) 10.25%, 3/15/14		371	237,440
JC Penney Corp., Inc. 6.375%, 10/15/36		250	220,313
7.40%, 4/01/37		275	268,125
Limited Brands, Inc. 6.625%, 4/01/21		400	440,000
6.90%, 7/15/17		1,063	1,185,245
Ltd. Brands, Inc. 5.625%, 2/15/22		503	518,090
Michaels Stores, Inc. 7.75%, 11/01/18		500	528,750
Rite Aid Corp. 8.00%, 8/15/20		1,000	1,140,000
Toys R US – Delaware, Inc. 7.375%, 9/01/16(a)		805	827,137
Toys R US, Inc. 7.375%, 10/15/18		370	334,850

			6,082,832

Consumer Non-Cyclical – 9.3%
ACCO Brands Corp. 7.625%, 8/15/15		500	513,745
10.625%, 3/15/15		760	838,858
Alere, Inc. 8.625%, 10/01/18		800	845,000
AMGH Merger Sub, Inc. 9.25%, 11/01/18(a)		720	778,500
ARAMARK Corp. 8.50%, 2/01/15		1,710	1,754,905
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18		775	763,375
Biomet, Inc. 11.625%, 10/15/17		520	567,450
Capsugel FinanceCo SCA 9.875%, 8/01/19(a)	EUR	740	1,074,633
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(d)	U.S.$	375	387,188
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		537	562,507
ConvaTec Healthcare E SA 10.50%, 12/15/18(a)		1,096	1,130,250
Del Monte Corp. 7.625%, 2/15/19		1,555	1,558,887

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	319

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

DJO Finance LLC/DJO Finance Corp. 7.75%, 4/15/18	U.S.$	165	$141,900
10.875%, 11/15/14		520	529,100
Dole Food Co., Inc. 8.00%, 10/01/16(a)		500	530,000
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/16		500	550,000
Elizabeth Arden, Inc. 7.375%, 3/15/21		445	479,487
Emergency Medical Services Corp. 8.125%, 6/01/19		1,123	1,179,150
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19		195	214,500
7.25%, 1/15/22		255	283,688
Fresenius Medical Care US Finance, Inc. 6.50%, 9/15/18(a)		385	426,388
Grifols, Inc. 8.25%, 2/01/18		700	759,500
HCA Holdings, Inc. 7.75%, 5/15/21		700	736,750
HCA, Inc. 6.375%, 1/15/15		2,748	2,912,880
6.50%, 2/15/16-2/15/20		4,645	4,962,762
Health Management Associates, Inc. 7.375%, 1/15/20(a)		270	281,475
IASIS Healthcare LLC/IASIS Capital Corp. 8.375%, 5/15/19		1,145	1,093,475
Jarden Corp. 7.50%, 1/15/20		280	306,250
JBS Finance II Ltd. 8.25%, 1/29/18(a)		1,000	1,020,000
JBS USA LLC/JBS USA Finance, Inc. 7.25%, 6/01/21(a)		550	539,000
8.25%, 2/01/20(a)		764	786,920
Kindred Healthcare, Inc. 8.25%, 6/01/19		210	197,138
Kinetic Concepts, Inc./KCI USA, Inc. 10.50%, 11/01/18(a)		1,015	1,055,600
Mylan, Inc./PA 7.875%, 7/15/20(a)		750	838,125
New Albertsons, Inc. 7.45%, 8/01/29		1,870	1,453,925
Pilgrim’s Pride Corp. 7.875%, 12/15/18		78	77,220
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 8.25%, 9/01/17		825	893,062

320	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Post Holdings, Inc. 7.375%, 2/15/22(a)	U.S.$	319	$339,735
PSS World Medical, Inc. 6.375%, 3/01/22(a)		500	520,000
R&R Ice Cream PLC 8.375%, 11/15/17(a)	EUR	600	803,377
Select Medical Holdings Corp. 6.267%, 9/15/15(c)	U.S.$	500	447,500
Stater Bros Holdings, Inc. 7.375%, 11/15/18		275	298,031
STHI Holding Corp. 8.00%, 3/15/18(a)		175	186,375
Tenet Healthcare Corp. 8.875%, 7/01/19		900	1,026,000
Universal Hospital Services, Inc. 4.121%, 6/01/15(c)		895	848,012
Valeant Pharmaceuticals International 6.875%, 12/01/18(a)		825	843,562
7.00%, 10/01/20(a)		1,215	1,231,706
7.25%, 7/15/22(a)		210	211,313
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 7.75%, 2/01/19		600	615,000

			40,394,204

Energy – 6.9%
Antero Resources Finance Corp. 7.25%, 8/01/19(a)		384	405,120
9.375%, 12/01/17		495	544,500
ATP Oil & Gas Corp./United States 11.875%, 5/01/15		410	266,500
Atwood Oceanics, Inc. 6.50%, 2/01/20		180	189,450
Basic Energy Services, Inc. 7.75%, 2/15/19		500	515,000
Bill Barrett Corp. 7.625%, 10/01/19		400	418,000
Bluewater Holding BV 3.572%, 7/17/14(a)(c)		600	492,000
Chesapeake Energy Corp. 6.50%, 8/15/17		2,025	2,126,250
6.625%, 8/15/20		300	313,500
Cie Generale de Geophysique – Veritas 6.50%, 6/01/21		800	820,000
Citgo Petroleum Corp. 11.50%, 7/01/17(a)		891	997,920
Complete Production Services, Inc. 8.00%, 12/15/16		675	702,540

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	321

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Continental Resources, Inc./OK 7.125%, 4/01/21	U.S.$	150	$166,500
Denbury Resources, Inc. 6.375%, 8/15/21		1,202	1,325,205
8.25%, 2/15/20		95	108,300
Edgen Murray Corp. 12.25%, 1/15/15		300	306,000
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		900	949,500
9.25%, 12/15/17		800	886,000
Forest Oil Corp. 7.25%, 6/15/19		1,915	1,929,362
Key Energy Services, Inc. 6.75%, 3/01/21		466	488,135
Linn Energy LLC 6.25%, 11/01/19(a)		369	368,959
McJunkin Red Man Corp. 9.50%, 12/15/16		1,000	1,075,000
Newfield Exploration Co. 7.125%, 5/15/18		1,135	1,208,775
Offshore Group Investments Ltd. 11.50%, 8/01/15		1,100	1,226,500
Oil States International, Inc. 6.50%, 6/01/19		722	776,150
Parker Drilling Co. 9.125%, 4/01/18		520	557,700
Perpetual Energy, Inc. 8.75%, 3/15/18(a)	CAD	775	713,741
Petroleum Geo-Services ASA 7.375%, 12/15/18(a)	U.S.$	348	365,400
PHI, Inc. 8.625%, 10/15/18		400	410,000
Pioneer Drilling Co. 9.875%, 3/15/18(a)		375	401,250
Pioneer Natural Resources Co. 5.875%, 7/15/16		995	1,105,706
Plains Exploration & Production Co. 6.625%, 5/01/21		500	540,000
6.75%, 2/01/22		1,485	1,626,075
Precision Drilling Corp. 6.50%, 12/15/21(a)		299	319,183
Qep Resources, Inc. 5.375%, 10/01/22		946	955,460
Range Resources Corp. 5.75%, 6/01/21		1,060	1,134,200
SandRidge Energy, Inc. 7.50%, 3/15/21		361	364,610
8.75%, 1/15/20		775	825,375

322	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SESI LLC 6.375%, 5/01/19	U.S.$	144	$151,200
7.125%, 12/15/21(a)		563	622,115
Tesoro Corp. 6.25%, 11/01/12		680	697,000
W&T Offshore, Inc. 8.50%, 6/15/19		550	591,938

			29,986,119

Other Industrial – 1.2%
A123 Systems, Inc. 3.75%, 4/15/16		650	309,563
Briggs & Stratton Corp. 6.875%, 12/15/20		152	160,740
Brightstar Corp. 9.50%, 12/01/16(a)		883	918,320
Exova Ltd. 10.50%, 10/15/18(a)	GBP	500	688,064
Interline Brands, Inc. 7.00%, 11/15/18	U.S.$	704	743,600
Liberty Tire Recycling 11.00%, 10/01/16(a)		440	407,000
Neenah Foundry Co. 15.00%, 7/29/15(e)		347	347,284
New Enterprise Stone & Lime Co. 11.00%, 9/01/18		950	802,750
Pipe Holdings PLC 9.50%, 11/01/15(a)	GBP	439	659,993

			5,037,314

Services – 1.5%
Ceridian Corp. 11.25%, 11/15/15	U.S.$	1,000	955,000
Mobile Mini, Inc. 7.875%, 12/01/20		309	324,450
Realogy Corp. 7.625%, 1/15/20(a)		449	463,592
Service Corp. International/US 6.75%, 4/01/16		1,560	1,731,600
ServiceMaster Co./TN 8.00%, 2/15/20(a)		118	124,490
10.75%, 7/15/15(a)(d)		149	157,488
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc. 10.75%, 8/01/16		440	474,100
Travelport LLC 11.875%, 9/01/16		399	126,683

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	323

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

West Corp. 7.875%, 1/15/19	U.S.$	1,750	$1,892,187
8.625%, 10/01/18		133	145,968

			6,395,558

Technology – 3.8%
Advanced Micro Devices, Inc. 7.75%, 8/01/20		121	134,159
8.125%, 12/15/17		202	221,695
Amkor Technology, Inc. 6.625%, 6/01/21		275	287,375
Aspect Software, Inc. 10.625%, 5/15/17		500	538,750
Avaya, Inc. 7.00%, 4/01/19(a)		102	103,403
9.75%, 11/01/15		895	895,000
CDW LLC/CDW Finance Corp. 8.00%, 12/15/18		671	728,035
8.50%, 4/01/19		1,049	1,122,430
CommScope, Inc. 8.25%, 1/15/19(a)		1,500	1,578,750
CPI International, Inc. 8.00%, 2/15/18		704	612,480
DCP LLC/DCP Corp. 10.75%, 8/15/15(a)		680	511,700
First Data Corp. 7.375%, 6/15/19(a)		1,600	1,628,000
11.25%, 3/31/16		700	663,250
Freescale Semiconductor, Inc. 8.875%, 12/15/14		460	473,225
10.125%, 12/15/16		614	648,537
Interactive Data Corp. 10.25%, 8/01/18		750	845,625
Iron Mountain, Inc. 6.625%, 1/01/16		860	861,075
NXP BV/NXP Funding LLC 3.322%, 10/15/13(c)		118	118,000
9.50%, 10/15/15		420	441,000
Sanmina-SCI Corp. 7.00%, 5/15/19(a)		603	618,075
8.125%, 3/01/16		191	197,685
Seagate HDD Cayman 7.00%, 11/01/21(a)		769	851,667
Sensata Technologies BV 6.50%, 5/15/19(a)		800	828,000
Serena Software, Inc. 10.375%, 3/15/16		875	906,719

324	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SunGard Data Systems, Inc. 7.625%, 11/15/20	U.S.$	800	$864,000

			16,678,635

Transportation - Airlines – 0.3%
Air Canada 12.00%, 2/01/16(a)		500	442,500
Delta Air Lines, Inc. 9.50%, 9/15/14(a)		345	370,012
TAM Capital 3, Inc. 8.375%, 6/03/21(a)		465	488,250

			1,300,762

Transportation - Railroads – 0.0%
Florida East Coast Railway Corp. 8.125%, 2/01/17		164	165,640

Transportation - Services – 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75%, 5/15/16		1,000	1,032,500
Hapag-Lloyd AG 9.75%, 10/15/17(a)		500	470,000
Hertz Corp. (The) 6.75%, 4/15/19		1,236	1,294,710
8.875%, 1/01/14		106	106,001
Swift Services Holdings, Inc. 10.00%, 11/15/18		638	697,813

			3,601,024

			254,867,537

Utility – 6.7%
Electric – 4.8%
AES Corp. (The) 7.375%, 7/01/21(a)		489	557,460
7.75%, 3/01/14		630	685,125
8.00%, 10/15/17		1,240	1,429,100
Calpine Corp. 7.25%, 10/15/17(a)		2,250	2,385,000
7.875%, 1/15/23(a)		500	545,000
CMS Energy Corp. 6.25%, 2/01/20		1,000	1,095,989
DPL Inc 7.25%, 10/15/21(a)		850	969,000
Dynegy Holdings LLC 7.75%, 6/01/19(b)		1,460	949,000
8.375%, 5/01/16(b)		780	510,900
Edison Mission Energy 7.00%, 5/15/17		2,090	1,400,300
7.75%, 6/15/16		295	215,350

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	325

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

EDP Finance BV 4.90%, 10/01/19(a)	U.S.$	105	$82,814
6.00%, 2/02/18(a)		500	425,620
Energy Future Holdings Corp. 10.00%, 1/15/20(f)		694	750,388
10.875%, 11/01/17		304	258,400
Series Q 6.50%, 11/15/24		481	233,285
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20		792	860,310
GenOn Americas Generation LLC 8.50%, 10/01/21		725	659,750
GenOn Energy, Inc. 7.875%, 6/15/17		840	779,100
9.50%, 10/15/18		650	620,750
9.875%, 10/15/20		515	482,813
NRG Energy, Inc. 7.375%, 1/15/17		1,385	1,436,937
7.875%, 5/15/21		1,496	1,484,780
8.25%, 9/01/20		975	987,187
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		800	788,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, 10/01/20(a)		761	513,675

			21,106,033

Natural Gas – 1.9%
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125%, 7/15/22(a)		216	223,560
El Paso Corp. Series G 7.375%, 12/15/12		385	397,431
7.75%, 1/15/32		855	1,018,047
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,620	1,753,666
Inergy LP/Inergy Finance Corp. 6.875%, 8/01/21		1,000	965,000
Kinder Morgan Finance Co. ULC 5.70%, 1/05/16		1,765	1,868,694
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21		1,600	1,728,000

326	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Targa Resources Partners LP / Targa Resources Partners Finance Corp. 6.875%, 2/01/21	U.S.$	330	$352,275

			8,306,673

			29,412,706

Financial Institutions – 6.5%
Banking – 1.1%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	980	959,655
HBOS Capital Funding LP 6.071%, 6/30/14(a)	U.S.$	665	472,150
HT1 Funding GmbH 6.352%, 6/30/17	EUR	825	747,420
LBG Capital No.1 PLC 8.00%, 6/15/20(a)	U.S.$	1,150	931,712
Royal Bank of Scotland Group PLC 6.99%, 10/05/17(a)(b)		1,205	967,012
Swedbank AB 5.75%, 3/17/16	GBP	340	517,654

			4,595,603

Brokerage – 0.5%
E*Trade Financial Corp. 6.75%, 6/01/16	U.S.$	329	334,758
Lehman Brothers Holdings, Inc. 5.625%, 1/24/13(b)		5,500	1,505,625
Nuveen Investments, Inc. 10.50%, 11/15/15		430	449,350

			2,289,733

Finance – 3.3%
AGFC Capital Trust I 6.00%, 1/15/67(a)		1,830	832,650
Ally Financial, Inc. 6.75%, 12/01/14		760	801,523
8.00%, 11/01/31		1,332	1,486,845
Series 8 6.75%, 12/01/14		1,657	1,750,206
Capmark Financial Group, Inc. 5.875%, 5/10/12(b)(g)		1,666	– 0	–
Series B 9.00%, 9/30/15(c)		113	114,632
CIT Group, Inc. 5.50%, 2/15/19(a)		1,300	1,327,625
7.00%, 5/04/15-5/02/17(a)		5,763	5,770,606
7.00%, 5/01/16-5/01/17		1	545
International Lease Finance Corp. 6.375%, 3/25/13		1,715	1,753,587

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	327

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Residential Capital LLC 9.625%, 5/15/15	U.S.$	375	$315,938

			14,154,157

Insurance – 0.7%
Genworth Financial, Inc. 6.15%, 11/15/66		1,445	991,631
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		410	399,750
MBIA Insurance Corp. 14.00%, 1/15/33(a)		1,452	936,540
XL Group PLC Series E 6.50%, 4/15/17		1,020	864,450

			3,192,371

Other Finance – 0.6%
FTI Consulting, Inc. 6.75%, 10/01/20		500	540,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 8.00%, 1/15/18		750	795,000
8.00%, 1/15/18(a)		390	413,400
iPayment Holdings, Inc. 10.25%, 5/15/18		860	821,300
15.00%, 11/15/18		283	251,612

			2,821,937

REITS – 0.3%
DDR Corp. 7.875%, 9/01/20		1,000	1,194,830

			28,248,631

Total Corporates - Non-Investment Grades (cost $297,643,684)			312,528,874

CORPORATES - INVESTMENT GRADES – 7.1%
Industrial – 3.4%
Basic – 0.7%
ArcelorMittal 6.25%, 2/25/22		865	893,694
Basell Finance Co. BV 8.10%, 3/15/27(a)		569	651,505
Domtar Corp. 7.125%, 8/15/15		626	694,860
Georgia-Pacific LLC 8.25%, 5/01/16(a)		375	415,435

328	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rhodia SA 6.875%, 9/15/20(a)	U.S.$	406	$448,630

			3,104,124

Capital Goods – 0.1%
Tyco International Finance SA 8.50%, 1/15/19		375	482,167

Communications - Media – 0.4%
Virgin Media Secured Finance PLC 6.50%, 1/15/18		1,500	1,635,000

Communications - Telecommunications – 0.2%
Qwest Communications International, Inc. 7.50%, 2/15/14		350	351,225
Qwest Corp. 6.875%, 9/15/33		720	720,000

			1,071,225

Consumer Cyclical - Other – 0.5%
Starwood Hotels & Resorts Worldwide, Inc. 6.25%, 2/15/13		2,065	2,155,344

Consumer Cyclical - Retailers – 0.3%
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16		945	1,087,476

Energy – 1.1%
National Oilwell Varco, Inc. Series B 6.125%, 8/15/15		856	876,285
Petrohawk Energy Corp. 7.25%, 8/15/18		1,300	1,486,875
Reliance Holdings USA, Inc. 5.40%, 2/14/22(a)		1,075	1,088,368
Southwestern Energy Co. 7.50%, 2/01/18		1,025	1,257,447
TNK-BP Finance SA 7.25%, 2/02/20(a)		204	231,030

			4,940,005

Technology – 0.1%
Motorola Solutions, Inc. 7.50%, 5/15/25		470	548,759

			15,024,100

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	329

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 3.0%
Banking – 1.1%
Barclays Bank PLC 4.75%, 3/15/20	EUR	520	$412,352
BBVA International Preferred SAU 5.919%, 4/18/17	U.S.$	400	311,547
Citigroup, Inc. 4.45%, 1/10/17		630	664,932
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16		410	427,425
Countrywide Financial Corp. 6.25%, 5/15/16		731	735,057
Macquarie Group Ltd. 7.30%, 8/01/14(a)		660	695,476
National Capital Trust II 5.486%, 3/23/15(a)		647	620,523
UBS AG/Jersey 4.28%, 4/15/15	EUR	820	917,688

			4,785,000

Brokerage – 0.1%
GFI Group, Inc. 8.375%, 7/19/18	U.S.$	500	473,750

Finance – 0.2%
SLM Corp. 8.00%, 3/25/20		525	577,500
Series A 5.00%, 10/01/13		400	409,600

			987,100

Insurance – 0.9%
American International Group, Inc. 6.82%, 11/15/37(a)		722	789,678
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		352	271,040
Metlife Capital Trust IV 7.875%, 12/15/37(a)		750	825,000
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		575	737,791
QBE Capital Funding III Ltd. 7.25%, 5/24/41(a)		440	400,755
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24	AUD	1,000	1,004,907

			4,029,171

330	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.1%
Aviation Capital Group Corp. 6.75%, 4/06/21(a)	U.S.$	325	$322,153
7.125%, 10/15/20(a)		230	233,728

			555,881

REITS – 0.6%
Entertainment Properties Trust 7.75%, 7/15/20		842	899,181
Senior Housing Properties Trust 6.75%, 12/15/21		600	652,417
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17		832	860,987

			2,412,585

			13,243,487

Utility – 0.4%
Electric – 0.4%
KCP&L Greater Missouri Operations Co. 11.875%, 7/01/12		596	616,906
Oncor Electric Delivery Co. LLC 5.95%, 9/01/13		490	524,614
Sierra Pacific Power Co. Series M 6.00%, 5/15/16		440	513,839

			1,655,359

Non Corporate Sectors – 0.3%
Agencies - Not Government Guaranteed – 0.3%
Petrobras International Finance Co. – Pifco 5.375%, 1/27/21		1,050	1,128,874

Total Corporates - Investment Grades (cost $27,220,400)			31,051,820

GOVERNMENTS - TREASURIES – 5.6%
Canada – 0.7%
Canadian Government Bond 2.00%, 6/01/16	CAD	550	570,361
2.75%, 9/01/16		2,400	2,568,918

			3,139,279

United Kingdom – 0.7%
United Kingdom Gilt 2.00%, 1/22/16	GBP	1,725	2,876,276

United States – 4.2%
U.S. Treasury Bonds 3.125%, 2/15/42	U.S.$	10,900	10,981,750

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	331

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Notes 1.50%, 7/31/16(h)	U.S.$	6,116	$6,314,293
2.125%, 8/15/21		1,195	1,219,002

			18,515,045

Total Governments - Treasuries (cost $24,450,891)			24,530,600

EMERGING MARKETS - CORPORATE BONDS – 2.9%
Industrial – 2.9%
Basic – 1.1%
Evraz Group SA 9.50%, 4/24/18(a)		720	799,200
Novelis, Inc./GA 8.75%, 12/15/20		1,976	2,203,240
Severstal OAO Via Steel Capital SA 9.25%, 4/19/14(a)		508	550,545
Vedanta Resources PLC 8.75%, 1/15/14(a)		900	931,500
Winsway Coking Coal Holding Ltd. 8.50%, 4/08/16(a)		620	531,650

			5,016,135

Communications - Media – 0.2%
Columbus International, Inc. 11.50%, 11/20/14(a)		698	753,840

Consumer Cyclical - Other – 0.4%
Desarrolladora Homex SAB de CV 9.75%, 3/25/20(a)		1,050	1,084,533
MCE Finance Ltd. 10.25%, 5/15/18		460	514,050

			1,598,583

Consumer Cyclical - Retailers – 0.1%
Edcon Holdings Pty Ltd. 6.926%, 6/15/15(a)(c)	EUR	425	469,969

Consumer Non-Cyclical – 0.2%
CEDC Finance Corp. International, Inc. 9.125%, 12/01/16(a)	U.S.$	1,000	680,000
Foodcorp Pty Ltd. 8.75%, 3/01/18(a)	EUR	282	368,194

			1,048,194

Energy – 0.2%
Golden Close Maritime Corp,. Ltd 11.00%, 12/09/15	U.S.$	400	432,740

332	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MIE Holdings Corp. 9.75%, 5/12/16(a)	U.S.$	340	$334,900

			767,640

Other Industrial – 0.4%
Marfrig Holding Europe BV 8.375%, 5/09/18(a)		1,650	1,501,500
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(a)	EUR	459	428,178

			1,929,678

Technology – 0.1%
MMI International Ltd. 8.00%, 3/01/17(a)	U.S.$	475	491,625

Transportation - Services – 0.2%
Inversiones Alsacia SA 8.00%, 8/18/18(a)		772	733,958

Total Emerging Markets - Corporate Bonds (cost $12,625,006)			12,809,622

BANK LOANS – 2.3%
Industrial – 2.0%
Basic – 0.1%
Newpage Corporation 8.00%, 3/08/13(c)		750	755,625

Capital Goods – 0.3%
Harbor Freight Tools USA, Inc./Central Purchasing, LLC 6.50%, 12/22/17(c)		1,280	1,289,236

Consumer Cyclical - Automotive – 0.1%
Schaeffler AG 1/27/17(i)		450	451,314

Consumer Cyclical - Entertainment – 0.5%
ClubCorp Club Operations Inc. 6.00%, 11/30/16(c)		545	546,030
Las Vegas Sands, LLC 2.75%, 11/23/16(c)		1,572	1,523,524

			2,069,554

Consumer Cyclical - Other – 0.3%
Great Atlantic & Pacific Tea Company, Inc., The 8.75%, 6/14/12(c)		50	49,937

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	333

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Harrah’s Las Vegas Propco, LLC 3.24%, 2/13/13(c)	U.S.$	1,500	$1,155,540

			1,205,477

Consumer Non-Cyclical – 0.1%
Immucor, Inc. 7.25%, 8/19/18(c)		599	602,540

Other Industrial – 0.1%
Kinetic Concepts, Inc. 7.00%, 5/04/18(c)		400	406,500

Services – 0.1%
Advantage Sales & Marketing Inc. 5.25%, 12/18/17(c)		223	221,567

Technology – 0.4%
Blackboard Inc. 11.50%, 4/04/19(c)		1,100	1,005,818
Eastman Kodak Company 7/20/13(c)(i)		200	202,438
Smart Modular Technologies (Global), Inc. 8.25%, 8/26/17(c)		697	609,437

			1,817,693

			8,819,506

Financial Institutions – 0.3%
Finance – 0.3%
iStar Financial, Inc. 7.00%, 6/30/14(c)		1,100	1,091,717

Total Bank Loans (cost $9,956,601)			9,911,223

EMERGING MARKETS - SOVEREIGNS – 1.9%
Argentina – 0.4%
Argentina Bonos 7.00%, 10/03/15		2,100	1,964,433

Hungary – 0.2%
Hungary Government International Bond 6.375%, 3/29/21		1,130	1,062,200

Turkey – 0.3%
Turkey Government International Bond 6.25%, 9/26/22		1,051	1,121,942

334	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Ukraine – 0.2%
Ukraine Government International Bond 6.75%, 11/14/17(a)	U.S.$	930	$841,483

Venezuela – 0.8%
Republic of Venezuela 7.00%, 3/31/38(a)		4,675	3,366,000

Total Emerging Markets - Sovereigns (cost $6,912,669)			8,356,058

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Fixed Rate CMBS – 1.1%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.226%, 7/15/44		1,170	1,135,805
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6, Class AJ 5.23%, 12/15/40		1,000	1,004,280
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12, Class AM 6.059%, 2/15/51		285	283,619
Morgan Stanley Capital I Series 2005-HQ6, Class AJ 5.073%, 8/13/42		1,125	1,130,770
WFDB Commercial Mortgage Trust Series 2011-BXR, Class E 6.403%, 7/05/24(a)		1,300	1,334,298

			4,888,772

Non-Agency Floating Rate CMBS – 0.2%
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.649%, 9/15/21(a)(c)		510	333,160
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.25%, 6/15/44(a)(f)		390	348,373

			681,533

Total Commercial Mortgage-Backed Securities (cost $5,303,702)			5,570,305

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	335

High-Yield Portfolio—Portfolio of Investments

		Shares	U.S. $ Value

PREFERRED STOCKS – 1.2%
Financial Institutions – 1.1%
Banking – 0.4%
Citigroup Capital XIII 7.875%(f)		5,000	$135,450
US Bancorp 6.50%		35,000	956,900
Zions Bancorporation 9.50%		27,300	717,171

			1,809,521

Finance – 0.5%
Ally Financial, Inc. 7.00%(a)		1,687	1,463,789
Ally Financial, Inc. 8.50%		21,000	466,830
Citigroup Capital XII 8.50%		19,000	494,000

			2,424,619

REITS – 0.2%
Sovereign Real Estate Investment Trust 12.00%(a)		624	715,878

			4,950,018

Industrial – 0.1%
Consumer Cyclical – Other – 0.1%
Health Care REIT, Inc. 6.50%		13,825	345,625

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal Home Loan Mortgage Corp. Series Z 8.375%		36,525	54,057

Total Preferred Stocks (cost $5,073,517)			5,349,700

		Principal Amount (000)
QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Kazakhstan – 0.4%
KazMunayGas National Co. 8.375%, 7/02/13(a)	U.S.$	400	427,000
9.125%, 7/02/18(a)		950	1,181,828

			1,608,828

336	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Russia – 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299%, 5/15/17(a)	U.S.$	955	$1,009,913

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(a)		750	912,375

Venezuela – 0.2%
Petroleos de Venezuela SA 5.25%, 4/12/17(a)		800	630,000

Total Quasi-Sovereigns (cost $3,203,657)			4,161,116

ASSET-BACKED SECURITIES – 0.9%
Home Equity Loans - Fixed Rate – 0.5%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35		737	408,102
Series 2006-15, Class A6 5.826%, 10/25/46		1,418	995,025
Lehman XS Trust Series 2007-6, Class 3A5 5.72%, 5/25/37		1,451	1,012,480

			2,415,607

Home Equity Loans - Floating Rate – 0.4%
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 5.623%, 2/25/37(c)		1,750	812,264
GSAA Trust Series 2006-6, Class AF5 5.070%, 3/25/36(c)		1,503	733,677

			1,545,941

Total Asset-Backed Securities (cost $4,633,416)			3,961,548

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.4%
Non-Agency Floating Rate – 0.4%
Greenpoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.464%, 6/25/37(c)		699	422,235

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	337

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Harborview Mortgage Loan Trust Series 2007-4, Class 2A1 0.466%, 7/19/47(c)	U.S.$	1,042	$651,639
Lehman XS Trust Series 2007-4N, Class 3A2A 0.932%, 3/25/47(c)		321	192,192
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.682%, 8/25/47(c)		1,054	583,800

			1,849,866

		Shares
COMMON STOCKS – 0.4%
Capmark Financial Group, Inc.(j)		23,422	462,584
Fairpoint Communications, Inc.(j)		7,175	26,978
Greektown Superholdings, Inc.(e)(g)(j)		397	27,790
Keystone Automotive Operations, Inc.(e)		61,065	763,310
Neenah Enterprises, Inc.(e)(g)(j)		58,199	378,294
Rock-Tenn Co.		531	37,430
Voyager Learning Exchange(b)(e)(g)		982,000	1

Total Common Stocks (cost $3,231,411)			1,696,387

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES – 0.3%
Kazakhstan – 0.2%
Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.25%, 5/20/15(a)	U.S.$	875	938,438

Norway – 0.1%
Eksportfinans ASA 2.00%, 9/15/15(j)		49	43,107
2.375%, 5/25/16		539	468,415

			511,522

Total Governments - Sovereign Agencies (cost $1,366,167)			1,449,960

LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.3%
United States – 0.3%
California GO 7.60%, 11/01/40		325	434,772

338	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

7.95%, 3/01/36	U.S.$	700	$825,839

Total Local Governments - Municipal Bonds (cost $1,030,691)			1,260,611

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Lithuania – 0.2%
Lithuania Government International Bond 6.625%, 2/01/22(a) (cost $747,015)		752	807,460

		Contracts
OPTIONS PURCHASED - PUTS – 0.1%
Options on Funds and Investment Trusts – 0.1%
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $120.00(j)(k)		482	3,615
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $118.00(j)(k)		353	2,118
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $122.00(j)(k)		346	3,633
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $124.00(j)(k)		256	3,328
SPDR S&P 500 ETF Trust Expiration: Mar 2012, Exercise Price: $126.00(j)(k)		243	4,131
SPDR S&P 500 ETF Trust Expiration: Jun 2012, Exercise Price: $133.00(j)(k)		350	155,050
SPDR S&P 500 ETF Trust Expiration: Jun 2012, Exercise Price: $127.00(j)(k)		447	128,736

			300,611

Options on Forward Contracts – 0.0%
CNY/USD Expiration: Aug 2012, Exercise Price:CNY 7.00(j)(k)		235,000,000	37

Total Options Purchased - Puts (cost $1,855,870)			300,648

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	339

High-Yield Portfolio—Portfolio of Investments

	Shares	U.S. $ Value

WARRANTS – 0.0%
Fairpoint Communications, Inc., expiring 1/24/18(e)(g)(j)	12,231	$	– 0	–
Ipayment Holdings, Inc., expiring 11/15/18(j)	272		– 0	–
Talon Equity Co., expiring 11/15/24(e)(j)	671		– 0	–

Total Warrants (cost $0)			– 0	–

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(l) (cost $8,039,615)	8,039,615		8,039,615

Total Investments – 99.6% (cost $415,381,431)			433,635,413
Other assets less liabilities – 0.4%			1,593,563

Net Assets – 100.0%			$435,228,976

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
State Street Bank and Trust Co.:
Indian Rupee settling 3/30/12(1)	104,998	$2,119,499	$2,122,295	$2,796
South African Rand settling 3/26/12	9,752	1,254,957	1,293,668	38,711
Swedish Krona settling 3/28/12	8,624	1,314,260	1,302,053	(12,207)
Turkish Lira settling 3/26/12	2,254	1,274,512	1,282,269	7,757

Sale Contracts
State Street Bank and Trust Co.:
Australian Dollar settling 3/09/12	863	929,413	925,027	4,386
Canadian Dollar settling 3/02/12	3,918	3,927,926	3,959,361	(31,435)
Canadian Dollar settling 4/03/12	3,918	3,963,051	3,956,637	6,414
Euro settling 3/29/12	978	1,316,648	1,303,160	13,488
Euro settling 3/29/12	984	1,301,261	1,311,120	(9,859)
Euro settling 3/29/12	8,120	10,739,469	10,818,992	(79,523)
Great British Pound settling 3/29/12	3,279	5,173,784	5,214,849	(41,065)
Japanese Yen settling 3/21/12	162,661	2,079,821	2,001,306	78,515

				$(22,022)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

340	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counter- party	Buy/Sell Protection	Strike Price	Expiration Date	Notional Amount (000)	Premiums	Market Value
CDX-NAHYS17V3-5 Year Index	Bank of America, N.A.	Sell	93.00%	6/20/2012	$8,450	$257,539	$(129,543)
CDX-NAHYS17V3-5 Year Index	Bank of America, N.A.	Sell	98.00	6/20/2012	6,450	200,692	(203,100)
CDX-NAHYS17V1-5 Year Index	Bank of America, N.A.	Sell	89.00	3/21/2012	4,120	140,080	(2,032)
CDX-NAHYS17V1-5 Year Index	JPMorgan Chase Bank, N.A.	Sell	91.00	3/21/2012	4,300	223,600	(3,883)
CDX-NAHYS17V1-5 Year Index	Barclays Bank PLC	Sell	91.00	3/21/2012	4,300	219,300	(3,883)
CDX-NAHYS17V1-5 Year Index	Barclays Bank PLC	Sell	88.00	3/21/2012	6,075	315,900	(1,804)
CDX-NAHYS17V2-5 Year Index	Morgan Stanley Capital Services, Inc.	Sell	89.00	3/21/2012	4,200	151,767	(2,071)
CDX-NAHYS17V1-5 Year Index	Credit Suisse International	Sell	89.00	3/21/2012	6,250	230,794	(3,082)

							$(349,398)

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	$43,000	2/17/17	1.069%	3 Month LIBOR	$94,861
Morgan Stanley Capital Services Inc	31,700	2/17/19	3 Month LIBOR	1.535%	(92,179)
Morgan Stanley Capital Services Inc	23,000	2/17/22	2.010%	3 Month LIBOR	104,975

					$107,657

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	341

High-Yield Portfolio—Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE, SOVEREIGN ISSUES AND INDICES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 29, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, N.A.: Fiat SpA, 6.625% 2/15/13, 3/20/2017*	(5.00)%	7.21%	EUR	380	$36,561	$43,145	$(6,584)
Barclays Bank PLC: Bolivarian Republic of Venezuela, 9.25% 9/15/27, 6/20/16*	(5.00)	7.08		$2,800	167,863	479,829	(311,966)
Liz Claiborne, Inc., 5% 7/8/13, 12/20/13*	(5.00)	1.88		180	(11,777)	2,562	(14,339)
The McClatchy Company, 5.75% 9/1/17, 12/20/13*	(5.00)	6.56		180	2,810	4,804	(1,994)
Citibank, N.A.: CDX-NAHYS17V3-5 Year Index, 12/20/2016*	(5.00)	5.52		2,910	29,100	82,860	(53,760)
ITRAXX-XOVERS16V1-5 Year Index, 12/20/2016*	(5.00)	5.68	EUR	3,000	64,111	189,680	(125,569)
ITRAXX-XOVERS16V1-5 Year Index, 12/20/2016*	(5.00)	5.68		$2,500	53,426	159,215	(105,789)
Goldman Sachs International: CDXNAHYS11V17- 5 Year Index, 12/20/13*	(0.00)	88.61		909	673,633	360,096	313,537
JPMorgan Chase Bank, NA: CDX-NAIGS17V1-5 Year Index, 12/20/16*	(1.00)	0.94		8,300	(39,550)	150,244	(189,794)
JPMorgan Chase Bank: Fiat SpA, 6.625% 2/15/13, 12/20/16*	(5.00)	7.41		450	34,540	64,852	(30,312)
MBIA, Inc., 6.625% 10/1/28, 12/20/13*	(5.00)	5.89		370	1,749	27,708	(25,959)
Morgan Stanley Capital Services Inc.: CDX-EMS16V1-5 Year Index, 12/20/16*	(5.00)	2.51		9,800	(1,156,606)	(695,680)	(460,926)
CDX-NAIGS9V4-10 Year Index, 2/25/2017*	(0.80)	1.16		17,350	313,202	360,758	(47,556)

342	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 29, 2012	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
ITRAXX-XOVERS16V1-5 Year Index, 12/20/2016*	(5.00)%	5.68%	EUR	1,640	$35,047	$103,692	$(68,645)
XL Capital LTD 5.25%, 9/15/14, 3/20/12*	(5.00)	0.36		$1,260	(16,021)	2,198	(18,219)
UBS AG Bausch & Lomb Incorporated, 9.875% 11/01/15, 3/20/2017*	(5.00)	3.04		870	(84,400)	(72,803)	(11,597)

Sale Contracts
Bank of America, N.A.: Boyd Gaming Corp., 6.75% 4/15/14, 3/20/16*	5.00	7.79		860	(66,810)	(46,616)	(20,194)
CDX-NAHYS17V3-5 Year Index, 12/20/2016*	5.00	5.52		3,153	(31,525)	(99,691)	68,166
Barclays Bank PLC: Alcatel-Lucent USA Inc., 6.5% 1/15/28, 6/20/16*	5.00	8.05		1,100	(98,351)	51,687	(150,038)
Amkor Technology, Inc., 9.25% 6/1/16, 6/20/16*	5.00	4.02		800	37,430	25,579	11,851
CDX NAIGS15V1-5 Year Index, 12/20/15*	1.00	4.22		500	(62,780)	(56,334)	(6,446)
Community Health Systems, Inc., 8.875% 7/15/15, 6/20/16*	5.00	5.06		800	6,299	(21,568)	27,867
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	6.13		1,850	(53,845)	(43,634)	(10,211)
NXP BV/NXP Funding LLC, 8.625% 10/15/15, 3/20/16*	5.00	4.46		550	15,932	26,278	(10,346)
Rite Aid Corporation, 7.7% 2/15/27, 3/20/12*	5.00	2.05		1,000	11,774	825	10,949
Univision Communications Inc. 8.5%, 5/15/21, 6/20/16*	5.00	6.26		550	(18,369)	(14,597)	(3,772)
Citibank, N.A.: CDX-NAHYS17V3-5 Year Index, 12/20/2016*	5.00	5.52		3,153	(31,525)	(101,645)	70,120
Credit Suisse International CDX NAHY-15 5 Year Index, 12/20/15*	5.00	8.07		2,800	(288,225)	(230,782)	(57,443)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	343

High-Yield Portfolio—Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at February 29, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX NAHYS15V1-5 Year Index, 12/20/15*	5.00%	8.07%	$2,500	$(257,344)	$(207,671)	$(49,673)
Ford Motor Company 6.5%, 8/01/18, 6/20/16*	5.00	2.31	1,100	128,395	87,247	41,148
MGM Resorts International, 5.875% 2/27/14, 3/20/16*	5.00	6.09	1,700	(44,347)	(44,128)	(219)
MGM Resorts International, 7.625% 1/15/17, 6/20/13*	5.00	3.97	800	18,574	11,930	6,644
Wind Acquisition Finance S.A., 11% 12/1/15, 6/20/16*	5.00	8.62	1,320	(139,424)	51,361	(190,785)
Goldman Sachs Bank USA: CDX S15V1-5 Year Index, 12/20/15*	1.00	4.61	900	(113,004)	(102,728)	(10,276)
CDX NAHYS15V1-3 Year Index, 12/20/13*	5.00	21.72	4,747	(1,152,050)	(764,800)	(387,250)
Mediacom LLC, 9.125% 8/15/19, 3/20/16*	5.00	4.75	1,070	20,113	(36,618)	56,731
Tenet Healthcare Corp., 6.875% 11/15/31, 9/20/16*	5.00	5.08	1,050	7,303	(27,371)	34,674
JPMorgan Chase Bank, N.A.: CDX-NAHYS17V3-5 Year Index, 12/20/2016*	5.00	5.52	1,261	(12,610)	(39,876)	27,266
Morgan Stanley Capital Services Inc.: AK Steel Holding Corporation, 7.625% 5/15/20, 3/20/16*	5.00	7.22	550	(33,617)	7,190	(40,807)
Boyd Gaming Corp., 6.75% 4/15/14, 6/20/13*	5.00	4.27	550	10,606	7,382	3,224
CDX-NAHYS17V1-5 Year, 12/20/16*	5.00	5.52	1,183	(11,834)	(127,205)	115,371
CDX-NAIGS17V1-5 Year Index, 12/20/2016*	1.00	0.94	21,650	103,162	39,814	63,348

						$(1,559,573)

*	Termination date

344	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

High-Yield Portfolio—Portfolio of Investments

UNFUNDED LOAN COMMITMENTS (see Note C)

As of February 29, 2012, the Fund had the following unfunded loan commitment of $2,175,000, which may be drawn at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
Sandridge Energy, Inc., LIBOR+0.00%, 4/15/12	$900,000	$—	$—
General Motors Holding, LLC Revolver LIBOR+2.75%, 10/27/15	1,275,000	—	(134,666)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate market value of these securities amounted to $120,863,269 or 27.8% of net assets.

(b)	Security is in default and is non-income producing.

(c)	Floating Rate Security. Stated interest rate was in effect at February 29, 2012.

(d)	Pay-In-Kind Payments (PIK).

(e)	Illiquid security.

(f)	Variable rate coupon, rate shown as of February 29, 2012.

(g)	Fair valued.

(h)	Position, or a portion thereof, has been segregated to collateralize interest rate and credit default swaps. The aggregate market value of these securities amounted to $3,048,742.

(i)	This position or a portion of this position represents an unsettled loan purchase. At February 29, 2012, the market value and unrealized gain of these unsettled loan purchases amounted to $653,752 and $16,752, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(j)	Non-income producing security.

(k)	One contract relates to 100 shares.

(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
EUR	– Euro
GBP	– Great British Pound

Glossary:

CDS-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

GO – General Obligation

LIBOR – London Interbank Offered Rates

MBIA – MBIA Insurance Corporation

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	345

High-Yield Portfolio—Portfolio of Investments

SMALL-MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Financials – 27.3%
Capital Markets – 0.9%
Legg Mason, Inc.	123,750	$3,389,513

Commercial Banks – 10.4%
Associated Banc-Corp	348,330	4,611,889
CapitalSource, Inc.	630,310	4,254,593
Comerica, Inc.	158,250	4,698,443
First Niagara Financial Group, Inc.	412,708	3,945,488
Hancock Holding Co.	62,949	2,137,119
Huntington Bancshares, Inc./OH	740,910	4,330,619
Popular, Inc.(a)	1,657,186	3,148,653
Susquehanna Bancshares, Inc.	438,360	4,063,597
Webster Financial Corp.	102,880	2,251,014
Zions Bancorporation	258,730	4,915,870

		38,357,285

Insurance – 7.9%
Amtrust Financial Services, Inc.	108,700	2,935,987
Aspen Insurance Holdings Ltd.	138,090	3,663,528
Endurance Specialty Holdings Ltd.	132,200	5,084,412
Platinum Underwriters Holdings Ltd.	121,530	4,321,607
Reinsurance Group of America, Inc. – Class A	86,830	5,007,486
Torchmark Corp.	91,330	4,424,025
Unum Group	154,410	3,559,150

		28,996,195

Real Estate Investment Trusts (REITs) – 7.4%
BioMed Realty Trust, Inc.	215,240	3,964,721
BRE Properties, Inc.	74,525	3,609,246
Camden Property Trust	49,410	3,063,420
DiamondRock Hospitality Co.	372,180	3,706,913
Entertainment Properties Trust	94,610	4,304,755
Glimcher Realty Trust	384,670	3,808,233
Home Properties, Inc.	44,070	2,539,754
Mid-America Apartment Communities, Inc.	34,830	2,172,347

		27,169,389

Thrifts & Mortgage Finance – 0.7%
Washington Federal, Inc.	145,860	2,362,932

		100,275,314

Information Technology – 18.0%
Communications Equipment – 0.6%
Arris Group, Inc.(a)	189,440	2,157,722

Computers & Peripherals – 0.6%
NCR Corp.(a)	103,240	2,242,373

346	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 8.9%
Anixter International, Inc.(a)	34,670	$2,410,952
Arrow Electronics, Inc.(a)	113,440	4,554,616
AU Optronics Corp. (Sponsored ADR)	805,974	4,279,722
Avnet, Inc.(a)	135,470	4,841,698
Flextronics International Ltd.(a)	555,010	3,912,820
Ingram Micro, Inc.—Class A(a)	114,320	2,186,942
Insight Enterprises, Inc.(a)	148,800	3,109,920
TTM Technologies, Inc.(a)	369,078	4,321,903
Vishay Intertechnology, Inc.(a)	268,530	3,292,178

		32,910,751

IT Services – 2.3%
Amdocs Ltd.(a)	144,460	4,430,588
Convergys Corp.(a)	299,950	3,863,356

		8,293,944

Semiconductors & Semiconductor Equipment – 5.6%
Amkor Technology, Inc.(a)(b)	551,090	3,521,465
Entegris, Inc.(a)	471,500	4,262,360
Lam Research Corp.(a)	103,560	4,318,452
Micron Technology, Inc.(a)	619,020	5,292,621
MKS Instruments, Inc.	108,334	3,244,603

		20,639,501

		66,244,291

Consumer Discretionary – 16.4%
Auto Components – 4.7%
Cooper Tire & Rubber Co.	189,210	3,140,886
Dana Holding Corp.(a)	279,830	4,477,280
Lear Corp.	120,410	5,443,736
TRW Automotive Holdings Corp.(a)	91,520	4,186,125

		17,248,027

Hotels, Restaurants & Leisure – 2.3%
MGM Resorts International(a)	299,112	4,118,772
Royal Caribbean Cruises Ltd.	150,090	4,276,064

		8,394,836

Household Durables – 2.6%
Meritage Homes Corp.(a)	82,450	2,134,631
Newell Rubbermaid, Inc.	236,790	4,333,257
NVR, Inc.(a)	4,290	2,968,680

		9,436,568

Media – 1.1%
Gannett Co., Inc.	269,710	4,002,496

Specialty Retail – 4.5%
ANN, Inc.(a)	174,465	4,167,969

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	347

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Childrens Place Retail Stores, Inc. (The)(a)	56,350	$2,859,762
GameStop Corp. – Class A(b)	152,760	3,479,873
Office Depot, Inc.(a)	1,046,110	3,452,163
Signet Jewelers Ltd.	58,014	2,720,857

		16,680,624

Textiles, Apparel & Luxury Goods – 1.2%
Jones Group, Inc. (The)	468,660	4,616,301

		60,378,852

Industrials – 12.7%
Air Freight & Logistics – 0.6%
Atlas Air Worldwide Holdings, Inc.(a)	55,070	2,347,083

Building Products – 0.9%
Fortune Brands Home & Security, Inc.(a)	166,993	3,229,645

Commercial Services & Supplies – 1.2%
Avery Dennison Corp.	144,500	4,407,250

Construction & Engineering – 1.0%
Tutor Perini Corp.(a)	219,260	3,459,923

Electrical Equipment – 2.4%
EnerSys(a)	123,088	4,133,295
General Cable Corp.(a)	146,880	4,548,874

		8,682,169

Machinery – 2.0%
Sauer-Danfoss, Inc.(a)	56,040	3,034,005
Timken Co.	83,000	4,349,200

		7,383,205

Road & Rail – 2.4%
Avis Budget Group, Inc.(a)	172,200	2,221,380
Con-way, Inc.	144,880	4,281,204
Hertz Global Holdings, Inc.(a)	162,690	2,326,467

		8,829,051

Trading Companies & Distributors – 2.2%
Aircastle Ltd.	347,400	4,728,114
WESCO International, Inc.(a)	53,760	3,380,966

		8,109,080

		46,447,406

Materials – 6.4%
Chemicals – 3.8%
Ferro Corp.(a)	488,510	2,711,230
Huntsman Corp.	246,780	3,371,015
PolyOne Corp.	291,840	3,919,411
Westlake Chemical Corp.(b)	63,130	3,802,320

		13,803,976

348	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Metals & Mining – 2.6%
Commercial Metals Co.	252,660	$3,357,851
Reliance Steel & Aluminum Co.	61,340	3,295,185
Steel Dynamics, Inc.	208,150	3,082,702

		9,735,738

		23,539,714

Utilities – 5.9%
Electric Utilities – 4.0%
Great Plains Energy, Inc.	138,820	2,745,860
NV Energy, Inc.	281,780	4,418,310
PNM Resources, Inc.	216,250	3,888,175
Portland General Electric Co.	149,660	3,687,622

		14,739,967

Gas Utilities – 1.9%
Atmos Energy Corp.	127,440	3,916,231
UGI Corp.	105,430	2,978,398

		6,894,629

		21,634,596

Energy – 5.8%
Energy Equipment & Services – 1.1%
Bristow Group, Inc.	89,740	4,236,625

Oil, Gas & Consumable Fuels – 4.7%
Plains Exploration & Production Co.(a)	92,410	4,072,509
Stone Energy Corp.(a)	108,920	3,479,994
Teekay Corp.	111,340	3,206,592
Tesoro Corp.(a)	85,610	2,271,233
Western Refining, Inc.(b)	229,730	4,169,600

		17,199,928

		21,436,553

Consumer Staples – 3.8%
Beverages – 1.5%
Constellation Brands, Inc. – Class A(a)	242,534	5,296,943

Food Products – 2.3%
Dean Foods Co.(a)	368,700	4,520,262
Dole Food Co., Inc.(a)(b)	296,100	2,836,638
Tyson Foods, Inc. – Class A	62,030	1,172,987

		8,529,887

		13,826,830

Health Care – 3.3%
Health Care Providers & Services – 3.3%
Health Net, Inc.(a)	129,070	4,871,102
LifePoint Hospitals, Inc.(a)	105,018	4,092,551

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	349

Small-Mid Cap Value Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Molina Healthcare, Inc.(a)	95,597	$3,246,474

		12,210,127

Total Common Stocks (cost $330,566,863)		365,993,683

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $3,443,558)	3,443,558	3,443,558

Total Investments Before Security Lending Collateral for Securities Loaned – 100.5% \(cost $334,010,421)		369,437,241

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 3.5%
Investment Companies – 3.5%
AllianceBernstein Exchange Reserves – Class I, 0.22%(c) (cost $12,779,658)	12,779,658	12,779,658

Total Investments – 104.0% (cost $346,790,079)		382,216,899
Other assets less liabilities – (4.0)%		(14,571,987)

Net Assets – 100.0%		$367,644,912

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

350	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Value Portfolio—Portfolio of Investments

SMALL-MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Industrials – 26.0%
Aerospace & Defense – 1.5%
Hexcel Corp.(a)	217,845	$5,504,943

Air Freight & Logistics – 1.1%
Expeditors International of Washington, Inc.	94,660	4,130,016

Building Products – 0.8%
Simpson Manufacturing Co., Inc.	103,213	3,077,812

Electrical Equipment – 1.7%
AMETEK, Inc.	133,210	6,340,796

Machinery – 11.1%
Actuant Corp. – Class A	173,830	4,896,791
Gardner Denver, Inc.	85,770	5,890,684
IDEX Corp.	128,315	5,363,567
Joy Global, Inc.	77,520	6,741,139
Lincoln Electric Holdings, Inc.	96,350	4,450,406
Middleby Corp.(a)	50,040	4,890,910
Robbins & Myers, Inc.	89,085	4,348,239
Valmont Industries, Inc.	39,391	4,375,158

		40,956,894

Marine – 1.8%
Kirby Corp.(a)	95,208	6,533,173

Professional Services – 3.4%
CoStar Group, Inc.(a)	108,976	6,536,380
Robert Half International, Inc.	208,470	5,926,802

		12,463,182

Road & Rail – 1.2%
Genesee & Wyoming, Inc. – Class A(a)	75,980	4,514,732

Trading Companies & Distributors – 3.4%
MSC Industrial Direct Co., Inc. – Class A	80,390	6,383,770
United Rentals, Inc.(a)(b)	143,530	5,982,330

		12,366,100

		95,887,648

Information Technology – 19.7%
Communications Equipment – 0.6%
ADTRAN, Inc.	64,144	2,261,076

IT Services – 3.0%
Alliance Data Systems Corp.(a)	27,421	3,327,812
ServiceSource International, Inc.(a)	225,417	3,787,006
VeriFone Systems, Inc.(a)	80,364	3,848,632

		10,963,450

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	351

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 6.7%
Fairchild Semiconductor International, Inc.(a)	245,566	$3,582,808
Hittite Microwave Corp.(a)	39,990	2,286,628
International Rectifier Corp.(a)	111,458	2,502,232
LSI Corp.(a)	592,850	5,098,510
ON Semiconductor Corp.(a)	362,700	3,289,689
Skyworks Solutions, Inc.(a)	156,350	4,216,759
Teradyne, Inc.(a)	238,140	3,910,259

		24,886,885

Software – 9.4%
ANSYS, Inc.(a)	90,580	5,722,845
Aspen Technology, Inc.(a)	234,038	4,811,821
Cadence Design Systems, Inc.(a)	543,225	6,393,758
Fortinet, Inc.(a)	124,360	3,363,938
Informatica Corp.(a)	42,120	2,070,619
MICROS Systems, Inc.(a)	108,590	5,639,079
SolarWinds, Inc.(a)	78,634	2,929,903
TIBCO Software, Inc.(a)	124,770	3,614,587

		34,546,550

		72,657,961

Health Care – 17.7%
Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc.(a)	18,310	1,533,096
Amarin Corp. PLC (ADR)(a)	277,040	2,147,060
Ariad Pharmaceuticals, Inc.(a)	158,495	2,272,818
AVEO Pharmaceuticals, Inc.(a)	118,013	1,538,890
BioMarin Pharmaceutical, Inc.(a)	97,480	3,484,910
Ironwood Pharmaceuticals, Inc.(a)	120,030	1,607,202

		12,583,976

Health Care Equipment & Supplies – 4.0%
NxStage Medical, Inc.(a)	168,600	3,372,000
Sirona Dental Systems, Inc.(a)	87,926	4,387,507
Volcano Corp.(a)	132,760	3,721,263
Zoll Medical Corp.(a)	44,720	3,271,268

		14,752,038

Health Care Providers & Services – 7.7%
AMERIGROUP Corp.(a)	83,470	5,670,117
Catalyst Health Solutions, Inc.(a)	93,000	5,767,860
Centene Corp.(a)	110,660	5,400,208
HMS Holdings Corp.(a)	139,965	4,509,672
Mednax, Inc.(a)	94,283	7,013,713

		28,361,570

Health Care Technology – 1.7%
SXC Health Solutions Corp.(a)	87,129	6,168,733

352	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.9%
Akorn, Inc.(a)	267,269	$3,348,881

		65,215,198

Consumer Discretionary – 17.1%
Distributors – 1.5%
LKQ Corp.(a)	179,290	5,712,180

Hotels, Restaurants & Leisure – 4.2%
Orient-Express Hotels Ltd. – Class A(a)	438,970	4,341,413
Panera Bread Co. – Class A(a)	37,630	5,816,845
Wyndham Worldwide Corp.	124,740	5,487,313

		15,645,571

Household Durables – 1.8%
Tempur-Pedic International, Inc.(a)	82,605	6,525,795

Media – 2.2%
National CineMedia, Inc.	291,040	4,630,446
Pandora Media, Inc.(a)	255,447	3,336,138

		7,966,584

Multiline Retail – 1.5%
Dollar Tree, Inc.(a)	63,220	5,595,602

Specialty Retail – 5.9%
CarMax, Inc.(a)	120,520	3,698,759
Dick’s Sporting Goods, Inc.	157,610	7,054,624
Tractor Supply Co.	68,785	5,879,054
Ulta Salon Cosmetics & Fragrance, Inc.(a)	63,100	5,252,444

		21,884,881

		63,330,613

Energy – 8.2%
Energy Equipment & Services – 4.6%
FMC Technologies, Inc.(a)	75,040	3,784,267
Oceaneering International, Inc.	82,150	4,458,281
Oil States International, Inc.(a)	61,220	4,972,288
Superior Energy Services, Inc.(a)	130,910	3,840,899

		17,055,735

Oil, Gas & Consumable Fuels – 3.6%
Cabot Oil & Gas Corp.	133,590	4,659,619
Concho Resources, Inc.(a)	30,650	3,274,646
Range Resources Corp.	23,250	1,480,560
SM Energy Co.	48,223	3,796,115

		13,210,940

		30,266,675

Financials – 5.5%
Capital Markets – 3.5%
Affiliated Managers Group, Inc.(a)	42,320	4,502,425

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	353

Small-Mid Cap Growth Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Lazard Ltd. – Class A	135,770	$4,135,554
Stifel Financial Corp.(a)	109,611	4,113,701

		12,751,680

Commercial Banks – 2.0%
Iberiabank Corp.	65,592	3,479,000
Signature Bank/New York NY(a)	66,420	3,942,691

		7,421,691

		20,173,371

Materials – 1.6%
Chemicals – 1.6%
Solutia, Inc.	211,080	5,933,459

Telecommunication Services – 1.5%
Diversified Telecommunication Services – 1.5%
tw telecom, Inc.(a)	258,547	5,584,615

Consumer Staples – 1.1%
Food Products – 1.1%
Green Mountain Coffee Roasters, Inc.(a)(b)	64,418	4,185,237

Total Common Stocks (cost $260,442,472)		363,234,777

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(c) (cost $5,615,565)	5,615,565	5,615,565

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $266,058,037)		368,850,342

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 2.4%
Investment Companies – 2.4%
AllianceBernstein Exchange Reserves – Class I, 0.22%(c) (cost $8,740,611)	8,740,611	8,740,611

Total Investments – 102.3% (cost $274,798,648)		377,590,953
Other assets less liabilities – (2.3)%		(8,383,183)

Net Assets – 100.0%		$369,207,770

354	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Small-Mid Cap Growth Portfolio—Portfolio of Investments

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR	– American Depositary Receipt

See notes to financial statements.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	355

Small-Mid Cap Growth Portfolio—Portfolio of Investments

MULTI-ASSET REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 65.2%
Energy – 22.3%
Coal & Consumable Fuels – 0.4%
Banpu PCL	98,100	$2,120,133

Integrated Oil & Gas – 15.3%
BG Group PLC	238,300	5,750,968
BP PLC	1,453,210	11,370,773
Chevron Corp.	76,210	8,316,035
China Petroleum & Chemical Corp. – Class H	3,476,000	3,949,063
Exxon Mobil Corp.	247,480	21,407,020
Gazprom OAO (Sponsored ADR)	551,440	7,279,008
Hess Corp.	31,530	2,046,928
Petroleo Brasileiro SA (ADR)	177,620	5,300,181
Petroleo Brasileiro SA (Sponsored ADR)	75,018	2,137,263
PTT PCL	195,400	2,343,638
Royal Dutch Shell PLC (Euronext Amsterdam) – Class A	284,827	10,396,264
Royal Dutch Shell PLC – Class B	97,360	3,608,849
Suncor Energy, Inc. (Toronto)	163,690	5,892,807
Total SA	67,480	3,774,866

		93,573,663

Oil & Gas Drilling – 1.3%
Ensco PLC (Sponsored ADR)(a)	29,060	1,694,198
Seadrill Ltd.	78,660	3,309,226
Transocean Ltd./Switzerland	53,880	2,873,959

		7,877,383

Oil & Gas Equipment & Services – 0.8%
Halliburton Co.	55,950	2,047,211
Schlumberger Ltd.	40,240	3,123,026

		5,170,237

Oil & Gas Exploration & Production – 4.2%
Anadarko Petroleum Corp.	59,250	4,984,110
Cabot Oil & Gas Corp.	32,000	1,116,160
Devon Energy Corp.	48,770	3,575,329
EOG Resources, Inc.	27,090	3,084,467
Marathon Oil Corp.	62,550	2,119,820
Nexen, Inc. (Toronto)	100,184	2,042,257
Noble Energy, Inc.	24,990	2,440,273
Occidental Petroleum Corp.	49,520	5,168,402
Penn West Petroleum Ltd.	67	1,463
Stone Energy Corp.(b)	33,930	1,084,064

		25,616,345

Oil & Gas Refining & Marketing – 0.3%
Marathon Petroleum Corp.	46,670	1,939,139

		136,296,900

356	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Materials – 10.9%
Diversified Chemicals – 0.5%
BASF SE	30,860	$2,709,308

Diversified Metals & Mining – 4.6%
Anglo American PLC	124,660	5,255,004
BHP Billiton Ltd.	151,840	5,878,556
BHP Billiton PLC	62,330	2,015,920
Exxaro Resources Ltd.	117,410	3,279,214
Freeport-McMoRan Copper & Gold, Inc.	23,810	1,013,354
Rio Tinto Ltd.	18,600	1,336,245
Rio Tinto PLC	119,280	6,766,676
Teck Resources Ltd.	72,160	2,889,463

		28,434,432

Fertilizers & Agricultural Chemicals – 1.2%
Agrium, Inc. (Toronto)	43,000	3,658,335
Monsanto Co.	46,100	3,567,218

		7,225,553

Gold – 2.0%
Goldcorp, Inc.	105,860	5,132,249
IAMGOLD Corp.	119,500	1,806,782
Kinross Gold Corp.	266,980	2,954,602
New Gold, Inc.(b)	183,290	2,141,424
Real Gold Mining Ltd.(a)(c)(d)	686,500	321,468

		12,356,525

Paper Products – 0.3%
Mondi PLC(e)	193,210	1,803,592

Specialty Chemicals – 0.4%
Koninklijke DSM NV	48,730	2,707,427

Steel – 1.9%
Commercial Metals Co.	147,400	1,958,946
JFE Holdings, Inc.	95,100	2,057,024
OneSteel Ltd.	671,187	758,316
United States Steel Corp.(a)	33,840	921,125
Vale SA (Sponsored ADR) (Local Preference Shares)	245,040	6,023,083

		11,718,494

		66,955,331

Equity: Other – 10.7%
Diversified/Specialty – 9.9%
British Land Co. PLC	382,895	2,858,040
CapitaLand Ltd.	497,000	1,220,386
CBRE Group, Inc.(b)	75,770	1,388,864
Dexus Property Group	1,845,639	1,767,413

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	357

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Digital Realty Trust, Inc.(a)	77,550	$5,622,375
Duke Realty Corp.	176,160	2,445,101
Dundee Real Estate Investment Trust	57,846	2,011,120
Evergrande Real Estate Group Ltd.	1,644,000	1,035,889
Forest City Enterprises, Inc.(b)	104,309	1,524,997
Hang Lung Properties Ltd.	278,000	1,049,606
Hysan Development Co., Ltd.	623,366	2,701,893
Mitsui Fudosan Co., Ltd.	409,000	7,752,894
Morguard Real Estate Investment Trust	73,100	1,204,235
Soho China Ltd.	3,135,000	2,277,416
Sun Hung Kai Properties Ltd.	512,305	7,873,855
Telecity Group PLC(b)	97,795	1,070,565
Tokyu Land Corp.	532,000	2,567,406
Unibail-Rodamco SE	30,507	5,871,482
UOL Group Ltd.	306,715	1,146,705
Weyerhaeuser Co.	95,520	1,995,413
Wharf Holdings Ltd.	807,000	5,043,873

		60,429,528

Health Care – 0.8%
Ventas, Inc.	92,140	5,152,469

		65,581,997

Retail – 7.4%
Regional Mall – 3.5%
General Growth Properties, Inc.	152,130	2,475,155
Glimcher Realty Trust	407,846	4,037,676
Multiplan Empreendimentos Imobiliarios SA	16,605	377,112
Simon Property Group, Inc.	76,711	10,392,806
Westfield Group	448,967	4,214,009

		21,496,758

Shopping Center/Other Retail – 3.9%
Aeon Mall Co., Ltd.	105,400	2,362,908
Corio NV	57,908	2,773,064
DDR Corp.	209,376	2,958,483
Hammerson PLC	481,810	2,995,969
Klepierre	47,142	1,492,239
Link REIT (The)	537,878	2,011,118
Regency Centers Corp.	57,000	2,439,030
Retail Opportunity Investments Corp.(a)	162,376	1,888,433
RioCan Real Estate Investment Trust (New York)(f)	132,100	3,620,751
RioCan Real Estate Investment Trust (Toronto)	1	27
Weingarten Realty Investors(a)	58,900	1,466,610

		24,008,632

		45,505,390

358	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Residential – 4.6%
Multi-Family – 3.1%
BRE Properties, Inc.	60,290	$2,919,845
Camden Property Trust	39,530	2,450,860
China Overseas Land & Investment Ltd.(a)	596,000	1,235,945
Equity Residential	23,310	1,326,106
Essex Property Trust, Inc.	13,184	1,845,628
GSW Immobilien AG(b)	31,960	1,005,329
MRV Engenharia e Participacoes SA	116,400	938,792
Northern Property Real Estate Investment Trust	45,176	1,515,835
Post Properties, Inc.	53,860	2,352,066
Rossi Residencial SA	277,000	1,659,822
Stockland	462,400	1,562,939

		18,813,167

Self Storage – 1.5%
Big Yellow Group PLC	451,533	2,079,864
CubeSmart	41,590	469,135
Extra Space Storage, Inc.	75,277	1,985,055
Public Storage	17,427	2,336,438
Sovran Self Storage, Inc.	53,192	2,527,152

		9,397,644

		28,210,811

Office – 4.1%
Office – 4.1%
Allied Properties Real Estate Investment Trust	33,644	904,132
Boston Properties, Inc.	18,703	1,899,290
Castellum AB	184,984	2,434,419
Cominar Real Estate Investment Trust	85,843	1,991,971
Corporate Office Properties Trust	39,011	956,550
Derwent London PLC	55,530	1,489,260
Douglas Emmett, Inc.	210,438	4,433,929
Great Portland Estates PLC	263,330	1,476,798
Hufvudstaden AB – Class A	148,642	1,649,022
Kilroy Realty Corp.	34,909	1,530,410
Nippon Building Fund, Inc.	53	508,820
NTT Urban Development Corp.	612	492,548
PS Business Parks, Inc.	30,560	1,907,555
SL Green Realty Corp.	45,487	3,459,286

		25,133,990

Industrials – 2.4%
Industrial Warehouse Distribution – 1.8%
EastGroup Properties, Inc.	58,340	2,811,405
Global Logistic Properties Ltd.(b)	1,541,000	2,679,160
ProLogis, Inc.	173,996	5,856,705

		11,347,270

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	359

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Shares	U.S. $ Value

Mixed Office Industrial – 0.6%
Goodman Group	4,866,980	$3,582,762

		14,930,032

Lodging – 2.3%
Lodging – 2.3%
Ashford Hospitality Trust, Inc.	128,614	1,085,502
Great Eagle Holdings Ltd.	859,000	2,500,832
InnVest Real Estate Investment Trust	174,266	961,638
Intercontinental Hotels Group PLC	116,120	2,638,338
LaSalle Hotel Properties	89,810	2,396,131
Pebblebrook Hotel Trust	63,550	1,361,877
Starwood Hotels & Resorts Worldwide, Inc.	34,520	1,860,628
Strategic Hotels & Resorts, Inc.(b)	158,590	988,016

		13,792,962

Food Beverage & Tobacco – 0.5%
Agricultural Products – 0.3%
Bunge Ltd.	23,460	1,579,327

Packaged Foods & Meats – 0.2%
Tyson Foods Inc – Class A	79,540	1,504,103

		3,083,430

Total Common Stocks (cost $361,800,736)		399,490,843

	Principal Amount (000)
INFLATION-LINKED SECURITIES – 13.4%
United States – 13.4%
U.S. Treasury Inflation Index 1.875%, 7/15/15, (TIPS) (cost $80,802,610)	$73,129	82,006,781

	Contracts
OPTIONS PURCHASED – PUTS – 0.2%
Options on Equity Index – 0.2%
S&P 500 Index Expiration: Dec 2012, Exercise Price: $ 1,300.00(b)(g) (cost $1,014,617)	105	885,675

360	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Company	Contracts	U.S. $ Value

OPTION PURCHASED – CALL – 0.0%
Options on Funds and Investment Trusts – 0.0%
United States Oil Fund LP Expiration: Apr 2012, Exercise Price: $ 45.00(b)(g) (cost $370,384)	3,943	$224,751

	Shares
SHORT-TERM INVESTMENTS – 18.5%
Investment Companies – 7.5%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio 0.09%(h) (cost $46,136,848)	46,136,848	46,136,848

	Principal Amount (000)
U.S. TREASURY BILLS – 11.0%
U.S. Treasury Bill
Zero Coupon, 3/15/12	$34,000	33,999,514
Zero Coupon, 4/12/12(i)	33,400	33,398,781

Total U.S. Treasury Bills (cost $67,398,295)		67,398,295

Total Investments Before Security Lending Collateral for Securities Loaned – 97.3% (cost $557,523,490)		596,143,193

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 1.7%
Investment Companies – 1.7%

AllianceBernstein Exchange Reserves – Class I, 0.22%(h) (cost $9,988,082)	9,988,082	9,988,082

Total Investments – 99.0% (cost $567,511,572)		606,131,275
Other assets less liabilities – 1.0%		6,409,422

Net Assets – 100.0%		$612,540,697

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	361

Multi-Asset Real Return Portfolio—Portfolio of Investments

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	28	June 2012	$3,351,903	$3,383,800	$31,897
Cocoa Futures	21	May 2012	513,122	490,140	(22,982)
Gasoline RBOB Futures	3	May 2012	407,425	409,588	2,163
Nickel Futures	8	May 2012	983,432	923,760	(59,672)
Platinum Futures	93	April 2012	6,718,713	7,870,590	1,151,877
Platinum Futures	56	July 2012	4,834,740	4,752,160	(82,580)
Soybean Meal Futures	127	May 2012	4,223,426	4,481,830	258,404
Zinc Futures	27	May 2012	1,368,419	1,424,925	56,506

Sold Contracts
Coffee C Futures	38	May 2012	3,146,274	2,896,313	249,961
Copper LME Futures	1	May 2012	210,249	212,500	(2,251)
Gold 100 OZ Futures	47	April 2012	7,845,940	8,043,110	(197,170)
Heating Oil Futures	7	May 2012	948,984	942,270	6,714
Lean Hogs Futures	29	April 2012	1,047,058	1,037,330	9,728
Nickel Futures	1	May 2012	129,869	115,470	14,399
Silver Futures	12	May 2012	2,047,752	2,078,520	(30,768)
Wheat Futures	17	May 2012	584,610	602,225	(17,615)
Zing Futures	27	May 2012	1,394,639	1,424,925	(30,286)

					$1,338,325

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale:
Australian Dollar settling 3/15/12	2,857	$3,008,921	$3,059,477	$50,556
Canadian Dollar settling 3/15/12	3,816	3,795,938	3,855,528	59,590
Canadian Dollar settling 3/15/12	2,894	2,872,405	2,923,978	51,573
Euro settling 3/15/12	3,818	5,009,063	5,086,975	77,912
Great British Pound settling 3/15/12	2,199	3,446,851	3,498,066	51,215
Malaysian Ringgit settling 3/02/12(1)	6,085	2,014,367	2,031,380	17,013
South African Rand settling 3/02/12	29,176	3,851,007	3,883,945	32,938
Swedish Krona settling 3/15/12	11,509	1,699,375	1,738,458	39,083
Swiss Franc settling 3/15/12	1,191	1,292,654	1,316,635	23,981
Credit Suisse London Branch (GFX):
Euro settling 3/15/12	1,491	1,952,579	1,986,558	33,979
Great British Pound settling 3/15/12	1,251	1,958,532	1,990,033	31,501
Indian Rupee settling 3/02/12(1)	140,492	2,870,652	2,866,599	(4,053)
Indian Rupee settling 4/03/12(1)	140,492	2,824,528	2,835,931	11,403
Indonesian Rupiah settling 3/02/12(1)	20,453,303	2,246,381	2,267,550	21,169
Indonesian Rupiah settling 4/03/12(1)	20,453,303	2,209,973	2,244,409	34,436
Japanese Yen settling 3/15/12	445,677	5,751,413	5,483,143	(268,270)
Malaysian Ringgit settling 3/02/12(1)	6,085	2,030,296	2,031,380	1,084
Malaysian Ringgit settling 4/03/12(1)	6,085	2,007,721	2,023,905	16,184
Singapore Dollar settling 3/15/12	2,352	1,872,928	1,880,635	7,707
South Korean Won settling 3/02/12	2,171,428	1,927,588	1,940,985	13,397
South Korean Won settling 4/03/12	2,171,428	1,916,276	1,936,693	20,417
HSBC Bank USA:
Euro settling 3/15/12	1,627	2,082,511	2,167,760	85,249
Euro settling 3/15/12	1,207	1,581,991	1,608,167	26,176

362	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Hong Kong Dollar settling 3/15/12	14,055	$1,812,629	$1,812,146	$(483)
Hong Kong Dollar settling 3/15/12	24,644	3,178,149	3,177,412	(737)
Mexican Nuevo Peso settling 3/02/12	24,513	1,931,831	1,908,934	(22,897)
JPMorgan Chase Bank USA:
Great British Pound settling 3/15/12	1,117	1,752,107	1,776,871	24,764
Morgan Stanley & Co., Inc.:
Australian Dollar settling 3/15/12	7,137	7,627,312	7,642,803	15,491
Australian Dollar settling 6/15/12	5,949	6,297,017	6,304,689	7,672
Brazilian Real settling 3/02/12	1,629	946,268	948,610	2,342
Brazilian Real settling 3/02/12	4,498	2,631,641	2,619,305	(12,336)
Canadian Dollar settling 3/15/12	3,888	3,780,814	3,928,275	147,461
South Korean Won settling 3/02/12	2,171,428	1,931,961	1,940,984	9,023
Royal Bank of Canada:
Canadian Dollar settling 3/15/12	1,896	1,830,293	1,915,641	85,348
Royal Bank of Scotland PLC:
Indian Rupee settling 3/02/12(1)	140,492	2,855,528	2,866,598	11,070
Mexican Nuevo Peso settling 4/03/12	24,513	1,887,080	1,903,974	16,894
South African Rand settling 4/03/12	29,176	3,808,132	3,865,890	57,758
Standard Chartered Bank:
Brazilian Real settling 3/02/12	2,869	1,627,340	1,670,695	43,355
Chinese Yuan Renminbi settling 3/15/12(1)	201,006	31,466,187	31,930,594	464,407
Chinese Yuan Renminbi settling 3/15/12(1)	12,130	1,906,933	1,926,898	19,965
Chinese Yuan Renminbi settling 6/15/12(1)	9,596	1,526,081	1,525,377	(704)
Great British Pound settling 3/15/12	1,633	2,527,855	2,597,700	69,845
Indonesian Rupiah settling 3/02/12(1)	20,453,303	2,278,920	2,267,551	(11,369)
Singapore Dollar settling 3/15/12	5,436	4,195,837	4,346,569	150,732
State Street Bank & Trust Co.:
Japanese Yen settling 3/15/12	152,976	1,968,170	1,882,057	(86,113)
Westpac Banking Corporation:
Australian Dollar settling 6/15/12	1,809	1,913,073	1,917,160	4,087

Sale Contracts
Bank of America, N.A.:
Great British Pound settling 6/15/12	1,288	2,037,745	2,047,471	(9,726)
Barclays Bank PLC Wholesale
Malaysian Ringgit settling 3/02/12(1)	6,085	2,030,296	2,031,380	(1,084)
Barclays Bank PLC Wholesale:
Australian Dollar settling 3/15/12	1,860	1,871,861	1,991,819	(119,958)
Canadian Dollar settling 3/15/12	3,789	3,786,187	3,828,249	(42,062)
Canadian Dollar settling 3/15/12	17,759	17,327,595	17,942,960	(615,365)
Great British Pound settling 3/15/12	1,925	3,089,329	3,062,200	27,129
Hong Kong Dollar settling 3/15/12	10,775	1,389,312	1,389,248	64
Japanese Yen settling 3/15/12	217,775	2,855,051	2,679,276	175,775
Singapore Dollar settling 3/15/12	3,180	2,527,888	2,542,695	(14,807)
Citibank N.A.:
Euro settling 3/15/12	1,357	1,775,902	1,808,022	(32,120)
Hong Kong Dollar settling 3/15/12	14,046	1,811,072	1,810,986	86
Credit Suisse London Branch (GFX):
Malaysian Ringgit settling 3/02/12(1)	6,085	2,011,105	2,031,381	(20,276)
Credit Suisse Londong Branch (GFX):
Great British Pound settling 3/15/12	1,516	2,371,066	2,411,581	(40,515)
Indian Rupee settling 3/02/12(1)	140,492	2,848,003	2,866,598	(18,595)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	363

Multi-Asset Real Return Portfolio—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Indonesian Rupiah settling 3/02/12(1)	20,453,303	$2,228,029	$2,267,551	$(39,522)
South Korean Won settling 3/02/12	2,171,428	1,920,768	1,940,985	(20,217)
Deutsche Bank AG London:
Great British Pound settling 3/15/12	2,722	4,259,884	4,330,031	(70,147)
Goldman Sachs International:
Canadian Dollar settling 3/15/12	2,414	2,364,233	2,439,006	(74,773)
HSBC Bank USA:
Australian Dollar settling 3/15/12	8,134	8,185,960	8,710,460	(524,500)
Euro settling 3/15/12	16,400	21,930,769	21,850,812	79,957
Great British Pound settling 6/15/12	13,828	21,813,670	21,981,694	(168,024)
Hong Kong Dollar settling 3/15/12	13,878	1,781,698	1,789,325	(7,627)
JPMorgan Chase Bank, N.A.:
Euro settling 6/15/12	2,436	3,187,667	3,247,195	(59,528)
Morgan Stanley & Co., Inc.:
Brazilian Real settling 3/02/12	1,629	953,077	948,609	4,468
Brazilian Real settling 3/02/12	4,498	2,533,514	2,619,305	(85,791)
Chinese Yuan Renminbi settling 3/15/12(1)	11,748	1,866,243	1,866,216	27
Great British Pound settling 3/15/12	1,356	2,106,831	2,157,062	(50,231)
Great British Pound settling 3/15/12	2,057	3,206,904	3,272,179	(65,275)
South Korean Won settling 3/02/12	2,171,428	1,927,588	1,940,985	(13,397)
Royal Bank of Canada:
Canadian Dollar settling 3/15/12	2,890	2,825,881	2,919,937	(94,056)
Euro settling 3/15/12	1,454	1,887,365	1,937,261	(49,896)
Royal Bank of Scotland PLC:
Canadian Dollar settling 3/15/12	2,230	2,231,428	2,253,100	(21,672)
Indian Rupee settling 3/02/12(1)	140,492	2,870,562	2,866,509	4,053
Mexican Nuevo Peso settling 3/02/12	24,513	1,892,224	1,908,934	(16,710)
South African Rand settling 3/02/12	29,176	3,825,681	3,883,945	(58,264)
Standard Chartered Bank:
Brazilian Real settling 3/02/12	2,869	1,678,563	1,670,694	7,869
Chinese Yuan Renminbi settling 3/15/12(1)	35,719	5,668,783	5,674,104	(5,321)
Chinese Yuan Renminbi settling 3/15/12(1)	11,185	1,746,565	1,776,782	(30,217)
Indonesian Rupiah settling 3/02/12(1)	20,453,303	2,246,381	2,267,550	(21,169)
State Street Bank & Trust Co.:
Thailand Baht settling 3/02/12	73,259	2,362,279	2,420,585	(58,306)
Thailand Baht settling 4/03/12	73,259	2,403,274	2,415,238	(11,964)
UBS AG:
Canadian Dollar settling 3/15/12	2,020	1,984,965	2,040,924	(55,959)
Canadian Dollar settling 6/15/12	1,594	1,592,050	1,607,130	(15,080)
Swedish Krona settling 3/15/12	11,509	1,645,858	1,738,458	(92,600)

				$(895,511)

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

364	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

PUT OPTIONS WRITTEN (see Note C)

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
S&P 500 Index (premium received $409,182)	105	$1,075	December 2012	$(354,900)

TOTAL RETURN SWAP CONTRACTS ON INDICES (see Note C)

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	193,405	0.20%	$60,035	3/15/12	Barclays Bank PLC	$1,263,797
Receive	Dow Jones-UBS 3 Month Forward Grains Excess Return Commodity Index	60,246	0.30%	6,013	3/15/12	Citibank, N.A.	261,415
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	238,168	0.20%	73,930	3/15/12	Credit Suisse International	1,556,298
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	23,799	0.20%	7,387	3/15/12	Goldman Sachs International	155,514
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	18,425	0.20%	5,719	3/15/12	Goldman Sachs International	120,397
Receive	Dow Jones-UBS Commodity Index 2 Month Forward	10,109	0.20%	3,138	5/15/12	Goldman Sachs International	66,057
Receive	Dow Jones-UBS Commodity Index	147,944	0.13%	21,408	3/15/12	JPMorgan Chase Bank, N.A.	492,090
Receive	Dow Jones-UBS Commodity Index	48,714	0.13%	7,049	3/15/12	JPMorgan Chase Bank, N.A.	162,032

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	365

Multi-Asset Real Return Portfolio—Portfolio of Investments

Receive Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Dow Jones-UBS Commodity Index	10,543	0.13%	$1,526	3/15/12	JPMorgan Chase Bank, N.A.	$35,068
Receive	Dow Jones-UBS Commodity Index	40,068	0.13%	5,798	3/15/12	JPMorgan Chase Bank, N.A.	133,274

							$4,245,942

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Non-income producing security.

(c)	Fair valued.

(d)	Illiquid security.

(e)	When-Issued or delayed delivery security.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the market value of this security amounted to $3,620,751 or 0.6% of net assets.

(g)	One contract relates to 100 shares.

(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(i)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $2,999,883.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

TIPS – Treasury Inflation Protected Security

See notes to financial statements.

366	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Multi-Asset Real Return Portfolio—Portfolio of Investments

VOLATILITY MANAGEMENT

PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 15.5%
Information Technology – 2.2%
Communications Equipment – 0.2%
Cisco Systems, Inc.	87,900	$1,747,452
F5 Networks, Inc.(a)	1,300	162,448
Harris Corp.	1,900	82,897
JDS Uniphase Corp.(a)	3,700	48,248
Juniper Networks, Inc.(a)	8,600	195,736
Motorola Mobility Holdings, Inc.(a)	4,300	170,710
Motorola Solutions, Inc.	4,700	234,060
QUALCOMM, Inc.	27,500	1,709,950

		4,351,501

Computers & Peripherals – 0.6%
Apple, Inc.(a)	15,200	8,245,088
Dell, Inc.(a)	24,900	430,770
EMC Corp./Massachusetts(a)	33,300	922,077
Hewlett-Packard Co.	32,500	822,575
Lexmark International, Inc. – Class A	1,100	40,568
NetApp, Inc.(a)	5,800	249,400
SanDisk Corp.(a)	3,900	192,894
Western Digital Corp.(a)	3,800	149,150

		11,052,522

Electronic Equipment & Instruments & Components – 0.1%
Amphenol Corp. – Class A	2,700	151,092
Corning, Inc.	25,700	335,128
FLIR Systems, Inc.	2,500	65,425
Jabil Circuit, Inc.	2,900	74,907
Molex, Inc.	2,200	59,620
TE Connectivity Ltd.	6,900	252,195

		938,367

Internet Software & Services – 0.2%
Akamai Technologies, Inc.(a)	2,900	104,400
eBay, Inc.(a)	18,700	668,338
Google, Inc. – Class A(a)	4,200	2,596,650
VeriSign, Inc.	2,600	96,070
Yahoo!, Inc.(a)	20,200	299,566

		3,765,024

IT Services – 0.4%
Accenture PLC	10,500	625,170
Automatic Data Processing, Inc.	8,000	434,560
Cognizant Technology Solutions Corp. – Class A(a)	4,900	347,655
Computer Sciences Corp.	2,500	79,400
Fidelity National Information Services, Inc.	3,900	123,747

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	367

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Fiserv, Inc.(a)	2,300	$152,490
International Business Machines Corp.	19,300	3,796,889
Mastercard, Inc. – Class A	1,800	756,000
Paychex, Inc.	5,200	162,760
SAIC, Inc.(a)	4,500	54,990
Teradata Corp.(a)	2,700	179,685
Total System Services, Inc.	2,600	56,888
Visa, Inc. – Class A	8,300	965,871
Western Union Co. (The) – Class W	10,100	176,447

		7,912,552

Office Electronics – 0.0%
Xerox Corp.	22,600	185,998

Semiconductors & Semiconductor Equipment – 0.3%
Advanced Micro Devices, Inc.(a)	9,500	69,825
Altera Corp.	5,200	199,940
Analog Devices, Inc.	4,800	188,208
Applied Materials, Inc.	21,300	260,712
Broadcom Corp. – Class A(a)	7,900	293,485
Intel Corp.	83,300	2,239,104
KLA-Tencor Corp.	2,700	130,680
Linear Technology Corp.	3,700	123,876
LSI Corp.(a)	9,200	79,120
Microchip Technology, Inc.(b)	3,100	111,817
Micron Technology, Inc.(a)	16,100	137,655
Novellus Systems, Inc.(a)	1,100	51,128
NVIDIA Corp.(a)	9,900	149,985
Teradyne, Inc.(a)	3,000	49,260
Texas Instruments, Inc.	18,600	620,310
Xilinx, Inc.	4,300	158,799

		4,863,904

Software – 0.4%
Adobe Systems, Inc.(a)	8,000	263,120
Autodesk, Inc.(a)	3,700	140,045
BMC Software, Inc.(a)	2,700	101,088
CA, Inc.	6,000	162,180
Citrix Systems, Inc.(a)	3,100	231,694
Electronic Arts, Inc.(a)	5,400	88,182
Intuit, Inc.	4,900	283,416
Microsoft Corp.	122,400	3,884,976
Oracle Corp.	64,300	1,882,061
Red Hat, Inc.(a)	3,100	153,326
Salesforce.com, Inc.(a)	2,200	314,952
Symantec Corp.(a)	12,000	214,080

		7,719,120

		40,788,988

368	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Equity:Other – 1.8%
Diversified/Specialty – 1.4%
Affine SA	450	$8,665
Alexandria Real Estate Equities, Inc.	6,210	445,195
American Assets Trust, Inc.	3,900	83,928
Artis Real Estate Investment Trust	8,400	134,899
Azrieli Group	6,550	151,329
BioMed Realty Trust, Inc.	15,300	281,826
British Land Co. PLC	89,150	665,442
CA Immobilien Anlagen AG(a)	8,869	92,368
Campus Crest Communities, Inc.	3,000	31,770
Canadian Real Estate Investment Trust	6,750	260,872
CapLease, Inc.	6,600	26,598
City Developments Ltd.	69,600	617,827
Cofinimmo	1,420	170,841
Country Garden Holdings Co., Ltd.(b)	333,300	150,324
Cousins Properties, Inc.	10,314	76,221
Daejan Holdings PLC	555	25,261
Dexus Property Group	487,580	466,914
DIC Asset AG	3,450	30,630
Digital Realty Trust, Inc.(b)	10,760	780,100
Duke Realty Corp.	25,060	347,833
Dundee Real Estate Investment Trust	6,650	231,199
DuPont Fabros Technology, Inc.	6,190	141,751
Eurobank Properties Real Estate Investment Co.	1,870	9,966
F&C Commercial Property Trust Ltd.	50,933	83,298
FKP Property Group	89,590	52,751
Fonciere Des Regions	2,720	196,596
Forest City Enterprises, Inc.(a)	14,960	218,715
Gecina SA	1,910	182,665
GPT Group	185,030	617,724
H&R Real Estate Investment Trust	16,750	399,853
Helical Bar PLC	11,766	34,945
Henderson Land Development Co., Ltd.	118,050	738,823
Hopson Development Holdings Ltd.	69,950	56,398
Hysan Development Co., Ltd.	79,750	345,665
ICADE	2,150	177,507
Inmobiliaria Colonial SA(a)	3,445	8,721
Investors Real Estate Trust	8,060	61,498
Invista Foundation Property Trust Ltd.	35,513	19,774
Kenedix Realty Investment Corp. – Class A	29	100,363
Keppel Land Ltd.(b)	75,300	204,908
Kerry Properties Ltd.	71,950	342,052
Kiwi Income Property Trust	98,000	82,989
Klovern AB	12,390	46,762
Klovern AB (Preference Shares)(a)	34	707

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	369

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Kungsleden AB	13,800	$102,967
Land Securities Group PLC	78,469	842,403
Lexington Realty Trust	15,380	133,037
London & Stamford Property PLC	54,427	98,869
Mitsubishi Estate Co., Ltd.	104,440	1,892,166
Mitsui Fudosan Co., Ltd.	88,040	1,668,863
Mobimo Holding AG(a)	650	155,880
Morguard Real Estate Investment Trust	4,250	70,014
Mucklow A & J Group PLC	2,368	12,055
New World China Land Ltd.	258,700	70,126
New World Development Co., Ltd.	449,650	619,774
Nieuwe Steen Investments NV	6,024	71,160
Nomura Real Estate Holdings, Inc.	7,580	131,995
Picton Property Income Ltd.	34,284	22,865
Premier Investment Corp.	20	72,864
Quintain Estates & Development PLC(a)	51,612	34,075
Shui On Land Ltd.(b)	260,050	111,536
Sino Land Co., Ltd.	290,160	516,956
Soho China Ltd.	207,050	150,411
ST Modwen Properties PLC	14,923	38,641
Standard Life Investment Property Income Trust PLC	13,600	13,177
Sumitomo Realty & Development Co., Ltd.	46,990	1,101,375
Sun Hung Kai Properties Ltd.	194,400	2,987,825
Suntec Real Estate Investment Trust	221,500	217,369
TAG Immobilien AG(a)	7,520	61,561
Tokyu Land Corp.	39,870	192,411
Tokyu REIT, Inc.	13	71,557
Top REIT, Inc.	16	84,781
Unibail-Rodamco SE	9,210	1,772,588
Unite Group PLC	15,823	46,592
United Urban Investment Corp.	210	230,512
Vornado Realty Trust	21,570	1,762,916
Wallenstam AB	12,050	122,554
Wereldhave Belgium NV	250	22,816
Wereldhave NV	2,170	161,803
Weyerhaeuser Co.	8,700	181,743
Wharf Holdings Ltd.	152,850	955,336
Whiterock Real Estate Investment Trust	3,600	59,015
Wihlborgs Fastigheter AB	7,770	107,434
Winthrop Realty Trust	2,450	27,906

		26,202,401

Health Care – 0.3%
Chartwell Seniors Housing Real Estate Investment Trust	14,600	135,309
Extendicare Real Estate Investment Trust	7,950	68,296

370	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

HCP, Inc.	47,510	$1,876,645
Health Care REIT, Inc.	22,520	1,225,989
Healthcare Realty Trust, Inc.	7,750	160,192
LTC Properties, Inc.	3,050	94,123
Medical Properties Trust, Inc.	11,030	107,212
National Health Investors, Inc.	2,800	131,964
Omega Healthcare Investors, Inc.(b)	10,240	208,589
Primary Health Properties PLC	6,759	35,807
Senior Housing Properties Trust	16,180	346,252
Universal Health Realty Income Trust	1,260	47,615
Ventas, Inc.	33,690	1,883,945

		6,321,938

Triple Net – 0.1%
Agree Realty Corp.	900	21,600
Entertainment Properties Trust	4,610	209,755
Getty Realty Corp.(b)	2,450	41,650
National Retail Properties, Inc.	10,400	277,160
Realty Income Corp.(b)	13,770	507,975

		1,058,140

		33,582,479

Financials – 1.5%
Capital Markets – 0.2%
Ameriprise Financial, Inc.	3,700	206,312
Bank of New York Mellon Corp. (The)	19,800	437,778
BlackRock, Inc. – Class A	1,700	338,300
Charles Schwab Corp. (The)	17,600	244,288
E*Trade Financial Corp.(a)	4,100	39,483
Federated Investors, Inc. – Class B(b)	1,500	30,735
Franklin Resources, Inc.	2,400	282,936
Goldman Sachs Group, Inc. (The)	8,100	932,634
Invesco Ltd.	7,300	180,821
Legg Mason, Inc.	2,000	54,780
Morgan Stanley	24,200	448,668
Northern Trust Corp.	3,900	173,199
State Street Corp.	8,000	337,840
T Rowe Price Group, Inc.	4,100	252,519

		3,960,293

Commercial Banks – 0.3%
BB&T Corp.	11,400	333,450
Comerica, Inc.	3,200	95,008
Fifth Third Bancorp	15,000	204,150
First Horizon National Corp.	4,300	40,420
Huntington Bancshares, Inc./OH	14,100	82,415
KeyCorp	15,500	125,550
M&T Bank Corp.	2,100	171,402
PNC Financial Services Group, Inc.	8,600	511,872

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	371

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Regions Financial Corp.	20,500	$118,080
SunTrust Banks, Inc.	8,700	199,752
US Bancorp	31,200	917,280
Wells Fargo & Co.	86,200	2,697,198
Zions Bancorporation	3,000	57,000

		5,553,577

Consumer Finance – 0.1%
American Express Co.	16,500	872,685
Capital One Financial Corp.	8,885	449,581
Discover Financial Services	8,900	267,089
SLM Corp.	8,300	130,808

		1,720,163

Diversified Financial Services – 0.3%
Bank of America Corp.	165,800	1,321,426
Citigroup, Inc.	47,800	1,592,696
CME Group, Inc. – Class A	1,100	318,439
IntercontinentalExchange, Inc.(a)	1,200	165,552
JPMorgan Chase & Co.	62,100	2,436,804
Leucadia National Corp.	3,200	91,168
Moody’s Corp.	3,200	123,552
NASDAQ OMX Group, Inc. (The)(a)	2,000	52,680
NYSE Euronext	4,200	125,034

		6,227,351

Insurance – 0.4%
ACE Ltd.	5,500	394,405
Aflac, Inc.	7,600	359,100
Allstate Corp. (The)	8,200	257,726
American International Group, Inc.(a)	7,100	207,462
AON Corp.	5,300	248,093
Assurant, Inc.	1,500	63,705
Berkshire Hathaway, Inc.(a)	28,800	2,259,360
Chubb Corp. (The)	4,600	312,616
Cincinnati Financial Corp.	2,600	91,442
Genworth Financial, Inc. – Class A(a)	8,000	72,720
Hartford Financial Services Group, Inc.	7,200	149,112
Lincoln National Corp.	4,900	121,716
Loews Corp.	5,000	195,700
Marsh & McLennan Cos., Inc.	8,800	274,560
MetLife, Inc.	17,300	666,915
Principal Financial Group, Inc.	4,900	135,534
Progressive Corp. (The)	10,000	214,200
Prudential Financial, Inc.	7,700	470,932
Torchmark Corp.	1,700	82,348
Travelers Cos., Inc. (The)	6,700	388,399
Unum Group	4,700	108,335
XL Group PLC	5,200	108,160

		7,182,540

372	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Real Estate Investment Trusts (REITs) – 0.0%
American Tower Corp.	6,400	$400,512
Plum Creek Timber Co., Inc.	2,600	101,816

		502,328

Real Estate Management & Development – 0.2%
CapitaLand Ltd.	319,300	784,043
CapitaMalls Asia Ltd.	156,446	191,916
CBRE Group, Inc.(a)	5,300	97,149
China Overseas Land & Investment Ltd.(b)	411,300	852,926
Hang Lung Properties Ltd.	224,850	848,935

		2,774,969

Thrifts & Mortgage Finance – 0.0%
Hudson City Bancorp, Inc.	8,600	58,910
People’s United Financial, Inc.	5,900	74,281

		133,191

		28,054,412

Industrials – 1.4%
Aerospace & Defense – 0.3%
Boeing Co. (The)	12,200	914,390
General Dynamics Corp.	5,800	424,734
Goodrich Corp.	2,100	264,537
Honeywell International, Inc.	12,700	756,539
L-3 Communications Holdings, Inc.	1,600	112,400
Lockheed Martin Corp.	4,400	389,004
Northrop Grumman Corp.	4,300	257,183
Precision Castparts Corp.	2,400	401,832
Raytheon Co.	5,600	282,912
Rockwell Collins, Inc.	2,500	148,225
Textron, Inc.	4,500	123,795
United Technologies Corp.	14,800	1,241,276

		5,316,827

Air Freight & Logistics – 0.1%
CH Robinson Worldwide, Inc.	2,700	178,659
Expeditors International of Washington, Inc.	3,400	148,342
FedEx Corp.	5,200	467,948
United Parcel Service, Inc. – Class B	15,800	1,214,862

		2,009,811

Airlines – 0.0%
Southwest Airlines Co.	12,700	114,046

Building Products – 0.0%
Masco Corp.	5,800	68,904

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	373

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 0.1%
Avery Dennison Corp.	1,700	$51,850
Cintas Corp.	1,800	69,408
Iron Mountain, Inc.	3,000	93,150
Pitney Bowes, Inc.(b)	3,200	58,016
Republic Services, Inc. – Class A	5,100	152,133
RR Donnelley & Sons Co.(b)	3,000	41,460
Stericycle, Inc.(a)	1,400	121,478
Waste Management, Inc.	7,500	262,350

		849,845

Construction & Engineering – 0.0%
Fluor Corp.	2,800	169,344
Jacobs Engineering Group, Inc.(a)	2,100	97,062
Quanta Services, Inc.(a)	3,400	71,060

		337,466

Electrical Equipment – 0.1%
Cooper Industries PLC	2,600	159,172
Emerson Electric Co.	12,000	603,720
First Solar, Inc.(a)(b)	900	29,070
Rockwell Automation, Inc.	2,300	183,954
Roper Industries, Inc.	1,600	146,432

		1,122,348

Industrial Conglomerates – 0.3%
3M Co.	11,500	1,007,400
Danaher Corp.	9,300	491,319
General Electric Co.	172,700	3,289,935
Tyco International Ltd.	7,500	388,650

		5,177,304

Industrial Warehouse Distribution –0.2%
Ascendas Real Estate Investment Trust	209,150	344,032
DCT Industrial Trust, Inc.	24,410	138,161
EastGroup Properties, Inc.	2,680	129,149
First Industrial Realty Trust, Inc.(a)	8,550	101,061
Global Logistic Properties Ltd.(a)	185,165	321,925
Hansteen Holdings PLC	63,763	75,808
Mapletree Industrial Trust	122,962	115,829
Mapletree Logistics Trust	183,305	131,663
ProLogis, Inc.	53,785	1,810,403
Segro PLC	74,825	278,950
Warehouses De Pauw SCA	990	50,622

		3,497,603

Machinery – 0.2%
Caterpillar, Inc.	10,600	1,210,626
Cummins, Inc.	3,200	385,824

374	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Deere & Co.	6,800	$563,924
Dover Corp.	3,000	192,060
Eaton Corp.	5,500	287,045
Flowserve Corp.	900	106,713
Illinois Tool Works, Inc.	7,900	439,951
Ingersoll-Rand PLC	5,100	203,388
Joy Global, Inc.	1,700	147,832
PACCAR, Inc.	5,800	266,858
Pall Corp.	1,900	120,555
Parker Hannifin Corp.	2,500	224,525
Snap-On, Inc.	900	55,017
Stanley Black & Decker, Inc.	2,800	215,040
Xylem, Inc.	3,000	77,940

		4,497,298

Mixed Office Industrial – 0.0%
Goodman Group	745,040	548,451

Professional Services – 0.0%
Dun & Bradstreet Corp. (The)	800	66,120
Equifax, Inc.	2,000	84,080
Robert Half International, Inc.	2,300	65,389

		215,589

Road & Rail – 0.1%
CSX Corp.	17,100	359,271
Norfolk Southern Corp.	5,500	378,950
Ryder System, Inc.	800	42,584
Union Pacific Corp.	7,900	870,975

		1,651,780

Trading Companies & Distributors – 0.0%
Fastenal Co.	4,800	252,864
WW Grainger, Inc.	1,000	207,730

		460,594

		25,867,866

Energy – 1.3%
Energy Equipment & Services – 0.2%
Baker Hughes, Inc.	7,100	356,988
Cameron International Corp.(a)	4,000	222,840
Diamond Offshore Drilling, Inc.(b)	1,100	75,317
FMC Technologies, Inc.(a)	3,900	196,677
Halliburton Co.	15,000	548,850
Helmerich & Payne, Inc.	1,800	110,340
Nabors Industries Ltd.(a)	4,700	102,366
National Oilwell Varco, Inc.	6,900	569,457
Noble Corp.(a)	4,100	164,738
Rowan Cos., Inc.(a)	2,000	73,740

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	375

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Schlumberger Ltd.	22,000	$1,707,420

		4,128,733

Oil, Gas & Consumable Fuels – 1.1%
Alpha Natural Resources, Inc.(a)	3,500	64,960
Anadarko Petroleum Corp.	8,200	689,784
Apache Corp.	6,300	679,959
Cabot Oil & Gas Corp.	3,400	118,592
Chesapeake Energy Corp.	10,700	267,500
Chevron Corp.	32,600	3,557,312
ConocoPhillips	21,700	1,661,135
Consol Energy, Inc.	3,700	132,534
Denbury Resources, Inc.(a)	6,400	127,424
Devon Energy Corp.	6,600	483,846
El Paso Corp.	12,600	350,406
EOG Resources, Inc.	4,400	500,984
EQT Corp.	2,400	127,248
Exxon Mobil Corp.	78,400	6,781,600
Hess Corp.	4,900	318,108
Marathon Oil Corp.	11,400	386,346
Marathon Petroleum Corp.	5,800	240,990
Murphy Oil Corp.	3,200	204,608
Newfield Exploration Co.(a)	2,100	75,600
Noble Energy, Inc.	2,900	283,185
Occidental Petroleum Corp.	13,300	1,388,121
Peabody Energy Corp.	4,400	153,472
Pioneer Natural Resources Co.	2,000	219,280
QEP Resources, Inc.	2,800	95,592
Range Resources Corp.	2,600	165,568
Southwestern Energy Co.(a)	5,600	185,136
Spectra Energy Corp.	10,600	332,628
Sunoco, Inc.	1,700	65,671
Tesoro Corp.(a)	2,300	61,019
Valero Energy Corp.	9,100	222,859
Williams Cos., Inc. (The)	9,600	286,848
WPX Energy, Inc.(a)	3,200	58,112

		20,286,427

		24,415,160

Health Care – 1.2%
Biotechnology – 0.1%
Amgen, Inc.	13,000	883,350
Biogen Idec, Inc.(a)	4,000	465,880
Celgene Corp.(a)	7,300	535,273
Gilead Sciences, Inc.(a)	12,300	559,650

		2,444,153

376	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 0.2%
Baxter International, Inc.	9,200	$534,796
Becton Dickinson and Co.	3,500	266,770
Boston Scientific Corp.(a)	24,200	150,524
CareFusion Corp.(a)	3,600	92,916
Covidien PLC	7,900	412,775
CR Bard, Inc.	1,400	131,068
DENTSPLY International, Inc.	2,300	88,964
Edwards Lifesciences Corp.(a)	1,900	138,947
Intuitive Surgical, Inc.(a)	700	358,134
Medtronic, Inc.	17,200	655,664
St Jude Medical, Inc.	5,200	219,024
Stryker Corp.	5,300	284,292
Varian Medical Systems, Inc.(a)	1,800	117,450
Zimmer Holdings, Inc.(a)	2,900	176,175

		3,627,499

Health Care Providers & Services – 0.2%
Aetna, Inc.	5,900	275,884
AmerisourceBergen Corp. – Class A	4,200	156,870
Cardinal Health, Inc.	5,600	232,680
CIGNA Corp.	4,700	207,317
Coventry Health Care, Inc.(a)	2,300	75,187
DaVita, Inc.(a)	1,500	129,825
Express Scripts, Inc. – Class A(a)	7,900	421,307
Humana, Inc.	2,700	235,170
Laboratory Corp. of America Holdings(a)	1,600	143,824
McKesson Corp.	4,000	334,040
Medco Health Solutions, Inc.(a)	6,300	425,817
Patterson Cos., Inc.	1,400	44,688
Quest Diagnostics, Inc./DE	2,600	150,930
Tenet Healthcare Corp.(a)	7,100	40,115
UnitedHealth Group, Inc.	17,400	970,050
WellPoint, Inc.	5,700	374,091

		4,217,795

Health Care Technology – 0.0%
Cerner Corp.(a)	2,400	177,192

Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.(a)	5,700	248,634
Life Technologies Corp.(a)	2,900	137,199
PerkinElmer, Inc.	1,800	48,600
Thermo Fisher Scientific, Inc.(a)	6,200	351,044
Waters Corp.(a)	1,500	134,400

		919,877

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	377

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.6%
Abbott Laboratories	25,500	$1,443,555
Allergan, Inc./United States	5,000	447,950
Bristol-Myers Squibb Co.	27,700	891,109
Eli Lilly & Co.	16,600	651,384
Forest Laboratories, Inc.(a)	4,300	139,836
Hospira, Inc.(a)	2,700	96,174
Johnson & Johnson	44,700	2,909,076
Merck & Co., Inc.	49,800	1,900,866
Mylan, Inc./PA(a)	6,900	161,736
Perrigo Co.	1,500	154,590
Pfizer, Inc.	125,700	2,652,270
Watson Pharmaceuticals, Inc.(a)	2,100	122,472

		11,571,018

		22,957,534

Consumer Discretionary – 1.2%
Auto Components – 0.0%
BorgWarner, Inc.(a)	1,800	149,112
Goodyear Tire & Rubber Co. (The)(a)	3,900	50,154
Johnson Controls, Inc.	11,100	362,193

		561,459

Automobiles – 0.1%
Ford Motor Co.	62,100	768,798
Harley-Davidson, Inc.	3,800	177,004

		945,802

Distributors – 0.0%
Genuine Parts Co.	2,500	156,700

Diversified Consumer Services – 0.0%
Apollo Group, Inc. – Class A(a)	1,900	81,016
DeVry, Inc.	1,000	35,530
H&R Block, Inc.	4,700	76,610

		193,156

Hotels, Restaurants & Leisure – 0.2%
Carnival Corp.	7,400	224,146
Chipotle Mexican Grill, Inc. – Class A(a)	600	234,132
Darden Restaurants, Inc.	2,100	107,079
International Game Technology	4,800	72,096
Marriott International, Inc./DE – Class A	4,300	151,704
McDonald’s Corp.	16,800	1,667,904
Starbucks Corp.	12,200	592,432
Starwood Hotels & Resorts Worldwide, Inc.	3,100	167,090
Wynn Resorts Ltd.	1,300	154,102
Yum! Brands, Inc.	7,500	496,800

		3,867,485

378	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Household Durables – 0.0%
DR Horton, Inc.	4,500	$64,530
Harman International Industries, Inc.	1,100	54,043
Leggett & Platt, Inc.(b)	2,200	49,786
Lennar Corp. – Class A	2,600	60,788
Newell Rubbermaid, Inc.	4,700	86,010
Pulte Group, Inc.(a)	5,500	48,510
Whirlpool Corp.	1,200	90,684

		454,351

Internet & Catalog Retail – 0.1%
Amazon.com, Inc.(a)	6,000	1,078,140
Expedia, Inc.(b)	1,500	51,075
NetFlix, Inc.(a)(b)	900	99,657
priceline.com, Inc.(a)	900	564,318
TripAdvisor, Inc.(a)	1,500	48,345

		1,841,535

Leisure Equipment & Products – 0.0%
Hasbro, Inc.	1,900	67,108
Mattel, Inc.	5,500	178,420

		245,528

Media – 0.4%
Cablevision Systems Corp.	3,600	51,228
CBS Corp. – Class B	10,700	319,930
Comcast Corp. – Class A	44,500	1,307,410
DIRECTV(a)	11,500	532,680
Discovery Communications, Inc. – Class A(a)	4,300	200,595
Gannett Co., Inc.	3,800	56,392
Interpublic Group of Cos., Inc. (The)	7,500	87,900
McGraw-Hill Cos., Inc. (The)	4,800	223,392
News Corp. – Class A	35,800	711,346
Omnicom Group, Inc.	4,500	222,480
Scripps Networks Interactive, Inc. – Class A	1,600	72,320
Time Warner Cable, Inc. – Class A	5,200	412,568
Time Warner, Inc.	16,300	606,523
Viacom, Inc. – Class B	9,000	428,580
Walt Disney Co. (The)	29,400	1,234,506
Washington Post Co. (The) – Class B(b)	100	39,390

		6,507,240

Multiline Retail – 0.1%
Big Lots, Inc.(a)	1,000	43,850
Dollar Tree, Inc.(a)	2,000	177,020
Family Dollar Stores, Inc.	1,900	102,581
JC Penney Co., Inc.(b)	2,300	91,080
Kohl’s Corp.	4,100	203,688

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	379

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Macy’s, Inc.	6,800	$258,196
Nordstrom, Inc.	2,600	139,412
Sears Holdings Corp.(a)(b)	600	41,796
Target Corp.	11,000	623,590

		1,681,213

Specialty Retail – 0.2%
Abercrombie & Fitch Co. – Class A	1,400	64,106
AutoNation, Inc.(a)(b)	700	23,856
AutoZone, Inc.(a)	500	187,240
Bed Bath & Beyond, Inc.(a)	3,900	232,986
Best Buy Co., Inc.	4,800	118,560
CarMax, Inc.(a)	3,700	113,553
GameStop Corp. – Class A(b)	2,200	50,116
Gap, Inc. (The)	5,600	130,816
Home Depot, Inc. (The)	25,200	1,198,764
Limited Brands, Inc.	4,000	186,120
Lowe’s Cos., Inc.	20,400	578,952
O’Reilly Automotive, Inc.(a)	2,100	181,650
Ross Stores, Inc.	3,800	202,654
Staples, Inc.	11,400	167,124
Tiffany & Co.	2,100	136,521
TJX Cos., Inc.	12,200	446,642
Urban Outfitters, Inc.(a)	1,800	51,102

		4,070,762

Textiles, Apparel & Luxury Goods – 0.1%
Coach, Inc.	4,800	359,232
NIKE, Inc. – Class B	6,100	658,312
Ralph Lauren Corp.	1,100	191,103
VF Corp.	1,500	219,075

		1,427,722

		21,952,953

Consumer Staples – 1.2%
Beverages – 0.3%
Beam, Inc.	2,500	137,700
Brown-Forman Corp. – Class B	1,700	138,805
Coca-Cola Co. (The)	37,200	2,598,792
Coca-Cola Enterprises, Inc.	5,100	147,390
Constellation Brands, Inc. – Class A(a)	2,800	61,152
Dr Pepper Snapple Group, Inc.	3,500	133,175
Molson Coors Brewing Co. – Class B	2,600	114,244
PepsiCo, Inc./NC	25,600	1,611,264

		4,942,522

Food & Staples Retailing – 0.3%
Costco Wholesale Corp.	7,100	611,026
CVS Caremark Corp.	21,300	960,630

380	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Kroger Co. (The)	9,700	$230,763
Safeway, Inc.(b)	5,500	117,975
SUPERVALU, Inc.(b)	3,400	22,202
Sysco Corp.	9,600	282,432
Wal-Mart Stores, Inc.	28,600	1,689,688
Walgreen Co.	14,500	480,820
Whole Foods Market, Inc.	2,600	209,924

		4,605,460

Food Products – 0.2%
Archer-Daniels-Midland Co.	10,900	340,080
Campbell Soup Co.(b)	2,900	96,628
ConAgra Foods, Inc.	6,700	175,875
Dean Foods Co.(a)	3,000	36,780
General Mills, Inc.	10,500	402,255
Hershey Co. (The)	2,500	151,750
HJ Heinz Co.	5,200	274,092
Hormel Foods Corp.	2,200	62,634
JM Smucker Co. (The)	1,900	143,108
Kellogg Co.	4,000	209,400
Kraft Foods, Inc. – Class A	28,700	1,092,609
McCormick & Co., Inc./MD	2,200	110,990
Mead Johnson Nutrition Co. – Class A	3,300	256,575
Sara Lee Corp.	9,600	194,400
Tyson Foods, Inc. – Class A	4,700	88,877

		3,636,053

Household Products – 0.2%
Clorox Co. (The)	2,200	148,742
Colgate-Palmolive Co.	7,900	736,122
Kimberly-Clark Corp.	6,500	473,720
Procter & Gamble Co. (The)	45,000	3,038,400

		4,396,984

Personal Products – 0.0%
Avon Products, Inc.	7,000	130,830
Estee Lauder Cos., Inc. (The) – Class A	3,700	216,598

		347,428

Tobacco – 0.2%
Altria Group, Inc.	33,600	1,011,360
Lorillard, Inc.	2,200	288,376
Philip Morris International, Inc.	28,400	2,371,968
Reynolds American, Inc.	5,500	230,615

		3,902,319

		21,830,766

Retail – 1.1%
Regional Mall – 0.6%
Alexander’s, Inc.	240	91,068
CapitaMall Trust	251,750	361,641

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	381

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

CBL & Associates Properties, Inc.	14,740	$259,866
CFS Retail Property Trust	213,180	405,099
General Growth Properties, Inc.	48,000	780,960
Glimcher Realty Trust	10,680	105,732
Macerich Co. (The)	13,570	732,644
Pennsylvania Real Estate Investment Trust	5,510	73,944
Simon Property Group, Inc.	34,270	4,642,900
Taubman Centers, Inc.	6,050	417,874
Westfield Group	232,580	2,182,999

		10,054,727

Shopping Center/Other Retail – 0.5%
Acadia Realty Trust	4,160	88,150
Aeon Mall Co., Ltd.	9,120	204,457
BWP Trust	51,860	101,040
Calloway Real Estate Investment Trust	10,800	295,364
Capital & Counties Properties PLC	68,965	207,906
Capital Shopping Centres Group PLC	64,973	343,003
Cedar Realty Trust, Inc.	6,750	32,130
Charter Hall Retail REIT	30,176	101,191
Citycon Oyj	20,980	70,704
Corio NV	9,310	445,832
Crombie Real Estate Investment Trust	4,150	60,397
DDR Corp.	27,570	389,564
Deutsche Euroshop AG	5,265	181,237
Development Securities PLC	12,113	32,243
Equity One, Inc.	5,630	107,083
Eurocommercial Properties N.V.	4,140	148,781
Federal Realty Investment Trust	6,530	622,635
First Capital Realty, Inc.(b)	6,880	124,535
Hammerson PLC	71,378	443,839
Immobiliare Grande Distribuzione	12,000	13,056
Inland Real Estate Corp.	8,850	76,730
Japan Retail Fund Investment Corp.(b)	188	282,386
Kimco Realty Corp.	48,180	885,548
Kite Realty Group Trust	6,300	30,933
Klepierre	9,550	302,297
Link REIT (The)	226,500	846,880
Mercialys SA	4,590	159,091
Primaris Retail Real Estate Investment Trust	8,100	177,726
Ramco-Gershenson Properties Trust	3,830	42,398
Regency Centers Corp.	9,420	403,082
Retail Opportunity Investments Corp.(b)	4,800	55,824
RioCan Real Estate Investment Trust (Toronto)	27,550	755,123
Rouse Properties, Inc.(a)(b)	1,700	24,871

382	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Saul Centers, Inc.	1,440	$54,518
Shaftesbury PLC	25,283	196,578
Tanger Factory Outlet Centers	8,540	250,051
Urstadt Biddle Properties, Inc.	2,000	38,040
Vastned Retail NV	1,910	85,234
Weingarten Realty Investors(b)	12,020	299,298
Westfield Retail Trust	307,780	826,684

		9,806,439

		19,861,166

Residential – 0.7%
Manufactured Homes – 0.0%
Equity Lifestyle Properties, Inc.	4,140	275,351
Sun Communities, Inc.	2,640	109,270

		384,621

Multi-Family – 0.6%
Agile Property Holdings Ltd.(b)	138,600	184,899
Apartment Investment & Management Co. – Class A	13,940	346,270
Associated Estates Realty Corp.	4,150	61,918
AvalonBay Communities, Inc.	11,150	1,445,821
Boardwalk Real Estate Investment Trust	4,850	272,780
BRE Properties, Inc.	7,820	378,723
Camden Property Trust	7,100	440,200
Canadian Apartment Properties REIT	8,550	199,006
China Resources Land Ltd.(b)	234,750	444,509
Colonia Real Estate AG(a)	2,180	9,410
Colonial Properties Trust(b)	8,650	177,498
Conwert Immobilien Invest SE	8,194	92,600
Deutsche Wohnen AG	10,250	136,177
Equity Residential	34,500	1,962,705
Essex Property Trust, Inc.	3,380	473,166
GAGFAH SA	9,000	50,804
Grainger PLC	31,015	54,138
GSW Immobilien AG(a)	4,150	130,542
Home Properties, Inc.	4,850	279,506
Killam Properties, Inc.	4,900	62,349
Mid-America Apartment Communities, Inc.	3,830	238,877
Mirvac Group	344,250	441,362
Nippon Accommodations Fund, Inc.(b)	15	98,172
Northern Property Real Estate Investment Trust	2,950	98,984
Patrizia Immobilien AG(a)	2,550	15,295
Post Properties, Inc.	5,200	227,084
Shenzhen Investment Ltd.	266,500	63,819
Shimao Property Holdings Ltd.(b)	141,300	183,602
Stockland	235,950	797,525

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	383

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Transglobe Apartment Real Estate Investment Trust	5,750	$72,002
UDR, Inc.	22,630	566,203
Wing Tai Holdings Ltd.	59,375	60,458
Yanlord Land Group Ltd.(b)	58,288	64,084

		10,130,488

Self Storage – 0.1%
Big Yellow Group PLC	12,954	59,669
CubeSmart	12,230	137,954
Extra Space Storage, Inc.	9,350	246,560
Public Storage	15,320	2,053,953
Safestore Holdings PLC	18,633	35,177
Sovran Self Storage, Inc.	2,830	134,453

		2,667,766

Student Housing – 0.0%
American Campus Communities, Inc.	7,070	290,931
Education Realty Trust, Inc.	9,180	94,370

		385,301

		13,568,176

Office – 0.7%
Office – 0.7%
Allied Properties Real Estate Investment Trust	5,150	138,399
Allreal Holding AG(a)	680	109,119
Alstria Office REIT-AG	7,170	80,616
Befimmo SCA Sicafi	1,770	113,274
Beni Stabili SpA	96,550	53,806
Boston Properties, Inc.	17,250	1,751,737
Brandywine Realty Trust	13,350	144,314
Brookfield Office Properties, Inc.	37,850	657,579
CapitaCommercial Trust	212,500	200,872
Castellum AB	17,310	227,802
Champion REIT	246,000	109,879
Charter Hall Office REIT(b)	49,713	162,919
CLS Holdings PLC(a)	2,254	22,377
Cominar Real Estate Investment Trust	10,955	254,209
Commonwealth Property Office Fund	246,840	257,511
CommonWealth REIT	8,330	154,938
Corporate Office Properties Trust	7,100	174,092
Derwent London PLC	10,270	275,431
Douglas Emmett, Inc.	9,540	201,008
Fabege AB	16,640	149,891
First Potomac Realty Trust	4,950	65,489
Franklin Street Properties Corp.	8,220	84,748
Government Properties Income Trust	3,470	80,955
Great Portland Estates PLC	31,581	177,111

384	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Highwoods Properties, Inc.	7,180	$229,760
Hongkong Land Holdings Ltd.	175,400	966,359
Hufvudstaden AB – Class A	15,380	170,624
Intervest Offices & Warehouses	650	17,168
Investa Office Fund	265,230	177,375
IVG Immobilien AG(a)	15,700	45,624
Japan Prime Realty Investment Corp.	72	191,762
Japan Real Estate Investment Corp.(b)	50	442,897
Kilroy Realty Corp.	5,870	257,341
Liberty Property Trust	11,580	392,794
Mack-Cali Realty Corp.	8,670	247,962
Mori Trust Sogo Reit, Inc.	13	119,359
Nippon Building Fund, Inc.	58	556,822
Nomura Real Estate Office Fund, Inc.	31	180,373
NorthWest Healthcare Properties Real Estate Investment Trust	3,450	43,062
Norwegian Property ASA	50,250	74,442
NTT Urban Development Corp.	132	106,236
Orix JREIT, Inc.(b)	22	103,303
Parkway Properties Inc./MD	2,100	20,979
Piedmont Office Realty Trust, Inc.(b)	17,200	303,064
Prime Office REIT-AG(a)	3,900	21,618
PS Business Parks, Inc.	1,790	111,732
PSP Swiss Property AG(a)	4,680	406,112
SL Green Realty Corp.	8,580	652,509
Societe de la Tour Eiffel	570	29,652
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,340	138,961
Sponda Oyj	28,560	120,392
Swiss Prime Site AG(a)	4,030	314,588
Technopolis PLC	6,410	33,288
Tokyo Tatemono Co., Ltd.(a)	31,860	130,278
Washington Real Estate Investment Trust	6,540	193,715
Workspace Group PLC	14,297	51,233
Zueblin Immobilien Holding AG(a)	4,490	11,708

		12,511,168

Materials – 0.4%
Chemicals – 0.3%
Air Products & Chemicals, Inc.	3,500	315,840
Airgas, Inc.	1,100	90,563
CF Industries Holdings, Inc.	1,100	204,600
Dow Chemical Co. (The)	19,300	646,743
Eastman Chemical Co.	2,200	119,086
Ecolab, Inc.	4,900	294,000
EI du Pont de Nemours & Co.	15,100	767,835
FMC Corp.	1,200	118,764

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	385

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

International Flavors & Fragrances, Inc.	1,300	$74,139
Monsanto Co.	8,800	680,944
Mosaic Co. (The)	4,900	282,975
PPG Industries, Inc.	2,500	228,125
Praxair, Inc.	4,900	534,100
Sherwin-Williams Co. (The)	1,400	144,410
Sigma-Aldrich Corp.	2,000	143,580

		4,645,704

Construction Materials – 0.0%
Vulcan Materials Co.(b)	2,100	93,576

Containers & Packaging – 0.0%
Ball Corp.	2,600	104,208
Bemis Co., Inc.	1,600	50,192
Owens-Illinois, Inc.(a)	2,600	62,140
Sealed Air Corp.	3,100	60,853

		277,393

Metals & Mining – 0.1%
Alcoa, Inc.	17,400	176,958
Allegheny Technologies, Inc.	1,700	74,579
Cliffs Natural Resources, Inc.	2,300	146,004
Freeport-McMoRan Copper & Gold, Inc.	15,500	659,680
Newmont Mining Corp.	8,100	481,140
Nucor Corp.	5,200	226,356
Titanium Metals Corp.(b)	1,300	19,058
United States Steel Corp.(b)	2,300	62,606

		1,846,381

Paper & Forest Products – 0.0%
International Paper Co.	7,100	249,565
MeadWestvaco Corp.	2,700	81,756

		331,321

		7,194,375

Utilities – 0.4%
Electric Utilities – 0.2%
American Electric Power Co., Inc.	7,900	297,119
Duke Energy Corp.	21,800	456,056
Edison International	5,300	221,911
Entergy Corp.	2,900	193,227
Exelon Corp.	10,800	421,956
FirstEnergy Corp.	6,800	301,172
NextEra Energy, Inc.	6,900	410,619
Northeast Utilities	2,900	104,110
Pepco Holdings, Inc.	3,700	71,928
Pinnacle West Capital Corp.	1,800	84,654
PPL Corp.	9,400	268,370
Progress Energy, Inc.	4,800	254,784

386	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Southern Co. (The)	14,100	$623,079

		3,708,985

Gas Utilities – 0.0%
AGL Resources, Inc.	1,900	75,753
Oneok, Inc.	1,700	140,488

		216,241

Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)(a)	10,500	142,380
Constellation Energy Group, Inc.	3,300	119,658
NRG Energy, Inc.(a)	3,700	63,270

		325,308

Multi-Utilities – 0.2%
Ameren Corp.	3,900	125,073
CenterPoint Energy, Inc.	6,900	134,481
CMS Energy Corp.	4,100	87,781
Consolidated Edison, Inc.	4,800	278,880
Dominion Resources, Inc./VA	9,300	469,371
DTE Energy Co.	2,800	151,172
Integrys Energy Group, Inc.	1,300	67,639
NiSource, Inc.	4,500	108,000
PG&E Corp.	6,600	275,088
Public Service Enterprise Group, Inc.	8,200	252,396
SCANA Corp.	1,900	85,500
Sempra Energy	3,900	231,036
TECO Energy, Inc.	3,500	62,825
Wisconsin Energy Corp.	3,700	126,096
Xcel Energy, Inc.	7,900	209,271

		2,664,609

		6,915,143

Telecommunication Services – 0.3%
Diversified Telecommunication Services – 0.3%
AT&T, Inc.	96,900	2,964,171
CenturyLink, Inc.	10,100	406,525
Frontier Communications Corp.(b)	16,200	74,358
Verizon Communications, Inc.	46,300	1,764,493
Windstream Corp.	9,500	114,760

		5,324,307

Wireless Telecommunication Services – 0.0%
MetroPCS Communications, Inc.(a)	4,800	49,440
Sprint Nextel Corp.(a)	49,000	121,030

		170,470

		5,494,777

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	387

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

Lodging – 0.1%
Lodging – 0.1%
Ashford Hospitality Trust, Inc.	6,710	$56,632
CDL Hospitality Trusts	72,288	98,937
Chesapeake Lodging Trust	3,150	55,535
DiamondRock Hospitality Co.	16,620	165,535
FelCor Lodging Trust, Inc.(a)	12,340	47,386
Hersha Hospitality Trust	16,840	84,705
Hospitality Properties Trust	12,260	303,190
Host Hotels & Resorts, Inc.	82,610	1,303,586
InnVest Real Estate Investment Trust	9,300	51,319
LaSalle Hotel Properties	8,300	221,444
Pebblebrook Hotel Trust	5,050	108,222
RLJ Lodging Trust	10,550	184,836
Strategic Hotels & Resorts, Inc.(a)	18,450	114,943
Sunstone Hotel Investors, Inc.(a)	11,680	104,886
Wyndham Worldwide Corp.	2,500	109,975

		3,011,131

Total Common Stocks (cost $277,960,139)		288,006,094

INVESTMENT COMPANIES – 7.8%
Funds and Investment Trusts – 7.8%
IRP Property Investments Ltd.	11,010	13,305
iShares MSCI Emerging Markets Index Fund	1,151,090	51,004,798
UK Commercial Property Trust Ltd./fund	35,849	41,907
Vanguard MSCI Emerging Markets ETF	2,097,220	93,598,929

Total Investment Companies (cost $140,492,384)		144,658,939

	Contracts
OPTIONS PURCHASED – CALLS – 0.0%
Options on Equity Indices – 0.0%
Euro STOXX 50 Index Expiration: Mar 2012, Exercise Price: EUR 2,750.00(a)(c)	1,369	10,032
S&P 500 Index: Expiration: Mar 2012, Exercise Price: $ 1,425.00(a)(d)	1,314	108,405
S&P 500 Index: Expiration: Mar 2012, Exercise Price: $ 1,450.00(a)(d)	4,905	147,150

Total Options Purchased – Calls (cost $4,141,042)		265,587

388	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Equity: Other – 0.0%
Diversified/Specialty – 0.0%
Nieuwe Steen Investments NV, expiring 4/01/13(a) (cost $0)	250	$	– 0 –

RIGHTS – 0.0%
Retail – 0.0%
Shopping Center/Other Retail – 0.0%
Rouse Properties, Inc.(a) (cost $0)	1,700		– 0 –

SHORT-TERM INVESTMENTS – 74.3%
Investment Companies – 74.3%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.09%(e) (cost $1,376,439,264)	1,376,439,264		1,376,439,264

Total Investments Before Security Lending Collateral for Securities Loaned: – 97.6% (cost $1,799,032,829)			1,809,369,884

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 0.3%
Investment Companies – 0.3%
AllianceBernstein Exchange Reserves – Class I, 0.22%(e) (cost $5,610,052)	5,610,052		5,610,052

Total Investments – 97.9% (cost $1,804,642,881)			1,814,979,936
Other assets less liabilities – 2.1%			38,824,524

Net Assets – 100.0%			$1,853,804,460

FUTURES CONTRACTS (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Govt Bond Futures	18	March 2012	$31,578,454	$31,604,625	$26,171
ASX SPI 200 Index Futures	480	March 2012	54,486,859	55,184,011	697,152

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	389

Volatility Management—Portfolio of Investments

Type	Number of Contracts	Expiration Month	Original Value	Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Australian T-Bond 10 Yr Futures	17	March 2012	$2,141,060	$2,117,198	$(23,862)
FTSE 100 Index Futures	1,560	March 2012	141,929,661	145,259,992	3,330,331
German Euro Bund Futures	6	March 2012	1,110,328	1,118,252	7,924
German Euro Buxl Futures	27	March 2012	4,515,787	4,597,233	81,446
Hang Seng Index Futures	157	March 2012	21,692,073	21,911,825	219,752
S&P 500 E Mini Index Futures	9,153	March 2012	598,882,352	624,417,660	25,535,308
S&P Midcap 400 EMini Index Futures	1,168	March 2012	110,002,473	114,066,880	4,064,407
S&P TSE 60 Index Futures	533	March 2012	76,728,904	77,333,347	604,443
Topix Index Futures	1,207	March 2012	112,569,869	123,758,703	11,188,834
U.S. T-Note 10 Yr Futures	28	June 2012	3,665,860	3,666,688	828
UK Long GILT Bond Futures	54	June 2012	9,837,488	9,882,067	44,579

					$45,777,313

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America NA:
Great British Pound settling 3/15/12	12,788	$19,601,063	$20,342,553	$741,490
Great British Pound settling 3/15/12	32,184	50,605,156	51,196,803	591,647
Great British Pound settling 3/15/12	4,013	6,203,560	6,383,693	180,133
Barclays Bank PLC Wholesale:
Canadian Dollar settling 6/15/12	1,856	1,853,481	1,871,288	17,807
Great British Pound settling 6/15/12	3,516	5,577,276	5,589,213	11,937
Japanese Yen settling 3/15/12	151,389	1,949,164	1,862,532	(86,632)
Japanese Yen settling 3/15/12	260,150	3,348,220	3,200,613	(147,607)
Japanese Yen settling 3/15/12	489,245	6,363,376	6,019,158	(344,218)
Japanese Yen settling 6/15/12	899,651	11,136,624	11,078,379	(58,245)
Citibank NA:
Australian Dollar settling 3/15/12	18,435	19,544,345	19,741,498	197,153
Australian Dollar settling 3/15/12	1,817	1,850,705	1,945,771	95,066
Great British Pound settling 3/15/12	3,151	4,947,476	5,012,463	64,987
Japanese Yen settling 3/15/12	354,928	4,580,088	4,366,662	(213,426)
Swiss Franc settling 3/15/12	1,639	1,777,985	1,811,894	33,909
Credit Suisse London Branch (GFX):
Great British Pound settling 3/15/12	2,790	4,363,850	4,438,201	74,351
Goldman Sachs International:
Canadian Dollar settling 6/15/12	12,251	12,281,706	12,351,915	70,209
Canadian Dollar settling 6/15/12	8,456	8,523,077	8,525,653	2,576
Great British Pound settling 6/15/12	10,398	16,541,970	16,529,191	(12,779)

390	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at February 29, 2012	Unrealized Appreciation/ (Depreciation)
HSBC BankUSA:
Australian Dollar settling 6/15/12	9,550	$10,179,727	$10,120,991	$(58,736)
Great British Pound settling 6/15/12	14,535	23,071,260	23,105,577	34,317
Japanese Yen settling 3/15/12	1,403,380	18,305,116	17,265,719	(1,039,397)
Morgan Stanley and Co., Inc.:
Japanese Yen settling 3/15/12	3,723,485	48,560,017	45,809,861	(2,750,156)
Royal Bank of Scotland PLC:
Australian Dollar settling 3/15/12	6,967	7,148,490	7,460,754	312,264
Canadian Dollar settling 3/15/12	50,869	50,776,333	51,395,937	619,604
Euro settling 3/15/12	4,333	5,656,948	5,773,144	116,196
Great British Pound settling 3/15/12	2,301	3,602,791	3,660,324	57,533
Japanese Yen settling 6/15/12	1,329,315	16,366,843	16,369,298	2,455
Japanese Yen settling 6/15/12	2,054,241	26,760,822	25,296,099	(1,464,723)
Standard Chartered Bank:
Australian Dollar settling 3/15/12	2,101	2,114,362	2,249,899	135,537
Great British Pound settling 3/15/12	1,075	1,667,089	1,710,060	42,971
UBS AG:
Australian Dollar settling 3/15/12	2,345	2,425,480	2,511,191	85,711
Australian Dollar settling 6/15/12	5,527	5,860,610	5,857,458	(3,152)
Japanese Yen settling 3/15/12	292,008	3,813,235	3,592,560	(220,675)
Westpac Banking Corp.:
Australian Dollar settling 3/15/12	1,520	1,564,688	1,627,723	63,035

Sale Contracts
Bank of America NA:
Euro settling 6/15/12	1,680	2,227,174	2,239,444	(12,270)
Barclays Bank PLC Wholesale:
Euro settling 3/15/12	1,296	1,762,110	1,726,747	35,363
BNP Paribas SA:
Euro settling 3/15/12	2,901	3,831,061	3,865,196	(34,135)
HSBC BankUSA:
Euro settling 3/15/12	4,684	6,263,642	6,240,805	22,837
Royal Bank of Scotland PLC:
Swiss Franc settling 3/15/12	1,476	1,576,805	1,631,699	(54,894)
State Street Bank and Trust Co.:
Swiss Franc settling 3/15/12	163	180,156	180,118	(38)
UBS AG:
Euro settling 3/15/12	1,243	1,602,575	1,656,132	(53,557)

				$(2,945,552)

TOTAL RETURN SWAP CONTRACTS ON INDICES (see Note C)

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	Russell 2000 Total Return Index	528	0.25%	$1,948	10/15/12	Citibank, N.A.	$(6,187)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	391

Volatility Management—Portfolio of Investments

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	4,457	0.25%	$13,498	2/15/13	Deutsche Bank AG	$106,100
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	2,846	—	8,671	3/15/13	Deutsche Bank AG	18,909
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	1,601	0.00%	4,881	3/15/13	Deutsche Bank AG	6,819
Receive	Russell 2000 Total Return Index	1,614	0.24%	6,050	3/15/13	Deutsche Bank AG	(115,534)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	349	0.25%	1,057	12/17/12	JPMorgan Chase Bank, N.A.	8,316
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	5,866	0.25%	17,766	12/17/12	JPMorgan Chase Bank, N.A.	139,776
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	2,264	0.25%	6,857	1/15/13	JPMorgan Chase Bank, N.A.	53,947
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	6,411	0.25%	19,416	1/15/13	JPMorgan Chase Bank, N.A.	152,762

392	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

Receive/ Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	341	0.25%	$1,033	1/15/13	JPMorgan Chase Bank, N.A.	$8,125
Receive	Russell 2000 Total Return Index	3,533	0.00%	12,990	3/15/13	JPMorgan Chase Bank, N.A.	(766)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	5,390	0.25%	16,324	2/15/13	Morgan Stanley Capital Services Inc.	129,046
Receive	Russell 2000 Total Return Index	244	0.25%	900	6/15/12	Morgan Stanley Capital Services Inc.	(2,904)
Receive	Russell 2000 Total Return Index	1,346	0.25%	4,965	2/15/13	Morgan Stanley Capital Services Inc.	(15,858)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	3,269	0.25%	9,900	10/15/12	UBS AG	78,018
Receive	Russell 2000 Total Return Index	5,069	0.25%	18,699	2/15/13	UBS AG	(59,909)
Receive	Russell 2000 Total Return Index	13,044	0.25%	48,117	2/15/13	UBS AG	(152,478)

							$348,182

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	393

Volatility Management—Portfolio of Investments

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(c)	One contract relates to 10 shares.

(d)	One contract relates to 100 shares.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT	– Real Estate Investment Trust

See notes to financial statements.

394	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Volatility Management—Portfolio of Investments

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Blended Style Series, Inc. (the “Fund”), in respect of the following AllianceBernstein Retirement Strategies (each a “Strategy” and collectively, the “Strategies”):2

AllianceBernstein 2000 Retirement Strategy

AllianceBernstein 2005 Retirement Strategy

AllianceBernstein 2010 Retirement Strategy

AllianceBernstein 2015 Retirement Strategy

AllianceBernstein 2020 Retirement Strategy

AllianceBernstein 2025 Retirement Strategy

AllianceBernstein 2030 Retirement Strategy

AllianceBernstein 2035 Retirement Strategy

AllianceBernstein 2040 Retirement Strategy

AllianceBernstein 2045 Retirement Strategy

AllianceBernstein 2050 Retirement Strategy

AllianceBernstein 2055 Retirement Strategy

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategies which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The investment objective of each Strategy is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Each Strategy is managed to the specific year of planned retirement included in its name. The Strategies’ asset mixes will become more conservative until reaching the year approaching 15 years after the retirement year at which time the asset allocation will become static. Each Strategy will pursue its investment objectives through investing in a combination of The AllianceBernstein

1	It should be noted that the information in the fee evaluation was completed on July 21, 2011 and discussed with the Board of Directors on August 2-4, 2011.

2	Future references to the Strategies do not include “AllianceBernstein.”

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	395

Pooling Portfolios (the “Pooling Portfolios”),3 which represent a variety of asset classes and investment styles. As a result, certain expenses will be minimal, such as custodian charges, or non-existent, such as brokerage commissions, except as incurred indirectly through the Pooling Portfolios.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategies grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategies.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., 130 U.S. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that each Strategy pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment

3	The AllianceBernstein Pooling Portfolios include U.S. Value Portfolio, U.S. Large Cap Growth Portfolio, Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio), International Value Portfolio, International Growth Portfolio, Small-Mid Cap Value Portfolio, Small-Mid Cap Growth Portfolio, Short Duration Bond Portfolio, Intermediate Duration Bond Portfolio, Bond Inflation Protected Securities (formerly Inflation Protected Securities Portfolio), High Yield Portfolio and Volatility Management Portfolio.

396	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Advisory Agreement. The fee charged to each Strategy is dependent on the percentage of equity investments and the level of net assets held by each Strategy:

% Invested in Equity Investments[4]	Advisory Fee
Equal to or less than 60% Greater than 60% and less than 80% Equal to or greater than 80%	0.55% 0.60% 0.65%

Net Asset Level	Discount
Assets equal to or less than $2.5 billion Assets greater than $2.5 billion and less than $5 billion Assets greater than $5 billion	n/a 10 basis points 15 basis points

Accordingly, under the terms of the Investment Advisory Agreement, the Strategies will pay the Adviser at the following annual rates:

	Average Daily Net Assets
Strategy	First $2.5 billion	Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

It should be noted that there are no management fees charged by the Adviser for managing the Pooling Portfolios in which the Retirement Strategies invest, although the Retirement Strategies do bear expenses incurred by the Pooling Portfolios, ranging from 0.02% to 0.05% for the six month period ending February 28, 2011.

The Strategies’ net assets on June 30, 2011 are set forth below:

Strategy	6/30/11 Net Assets ($millions)
2000 Retirement Strategy	$30.3
2005 Retirement Strategy	$31.8
2010 Retirement Strategy	$157.2
2015 Retirement Strategy	$322.2
2020 Retirement Strategy	$422.9
2025 Retirement Strategy	$349.8
2030 Retirement Strategy	$305.0
2035 Retirement Strategy	$213.2
2040 Retirement Strategy	$177.1
2045 Retirement Strategy	$122.8
2050 Retirement Strategy	$23.1
2055 Retirement Strategy	$5.4

4	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio will be considered to be invested in equity investments.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	397

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategies. Indicated below are the reimbursement amounts, in dollars and as a percentage of average daily net assets, which the Adviser received during the Strategies’ most recently completed fiscal year:

Strategy	Amount	As a % of Average Daily Net Assets
2000 Retirement Strategy[5]	$77,225	0.28%
2005 Retirement Strategy[5]	$77,225	0.18%
2010 Retirement Strategy	$77,225	0.04%
2015 Retirement Strategy	$77,225	0.02%
2020 Retirement Strategy	$77,225	0.02%
2025 Retirement Strategy	$77,225	0.02%
2030 Retirement Strategy	$77,225	0.03%
2035 Retirement Strategy	$77,225	0.04%
2040 Retirement Strategy	$77,225	0.05%
2045 Retirement Strategy	$77,225	0.07%
2050 Retirement Strategy[5]	$77,225	0.53%
2055 Retirement Strategy[5]	$77,225	2.28%

The Adviser agreed to waive that portion of its management fees and/or reimburse the Retirement Strategies for that portion of the Strategies’ total operating expenses to the degree necessary to limit the Strategies’ expense ratios to the amounts set forth below for the Strategies’ fiscal year. The agreement for such reimbursement is terminable by the Adviser at the end of the Retirement Strategies’ fiscal year upon at least 60 days written notice prior to the termination date of the undertaking. The expense caps shown below include the blended expense ratios of the Pooling Portfolios (i.e., the Retirement Strategies’ underlying expense ratios).6 In addition, set forth below are the Retirement Strategies’ gross expense ratios for the most recent semi-annual period:7

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio[8]	Fiscal Year End
2000 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.86% 1.56% 1.56% 1.06% 0.81% 0.56% 0.56%	2.00% 2.73% 2.75% 2.24% 2.01% 1.68% 1.71%	August 31 (ratio as of February 28, 2011)

5	For the most recently completed fiscal year, the expense reimbursement amount was waived in its entirety by the Adviser.

6	For the six months ended February 28, 2011, the blended underlying expense ratios were 0.05% for 2000-2010 Retirement Strategies, 0.04% for 2015-2030 Retirement Strategies, 0.03% for the 2035-2040 Retirement Strategies and 0.02% for the 2045-2055 Retirement Strategies.

7	Semi-annual total expense ratios are unaudited.

8	Annualized.

398	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio[8]	Fiscal Year End
2005 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.92% 1.62% 1.62% 1.12% 0.87% 0.62% 0.62%	1.81% 2.53% 2.58% 2.10% 1.83% 1.49% 1.52%	August 31 (ratio as of February 28, 2011)

2010 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.94% 1.64% 1.64% 1.14% 0.89% 0.64% 0.64%	1.18% 1.92% 1.92% 1.48% 1.20% 0.87% 0.88%	August 31 (ratio as of February 28, 2011)

2015 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	0.98% 1.68% 1.68% 1.18% 0.93% 0.68% 0.68%	1.12% 1.85% 1.86% 1.47% 1.16% 0.81% 0.82%	August 31 (ratio as of February 28, 2011)

2020 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.02% 1.72% 1.72% 1.22% 0.97% 0.72% 0.72%	1.12% 1.85% 1.86% 1.41% 1.11% 0.78% 0.82%	August 31 (ratio as of February 28, 2011)

2025 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.04% 1.74% 1.74% 1.24% 0.99% 0.74% 0.74%	1.15% 1.89% 1.90% 1.48% 1.14% 0.84% 0.85%	August 31 (ratio as of February 28, 2011)

2030 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.24% 1.99% 1.99% 1.50% 1.20% 0.89% 0.94%	August 31 (ratio as of February 28, 2011)

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	399

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking		Gross Expense Ratio[8]	Fiscal Year End
2035 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.31% 2.06% 2.07% 1.56% 1.25% 0.95% 1.02%	August 31 (ratio as of February 28, 2011)

2040 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.35% 2.10% 2.14% 1.58% 1.28% 0.97% 1.06%	August 31 (ratio as of February 28, 2011)

2045 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	1.49% 2.26% 2.28% 1.72% 1.38% 1.07% 1.20%	August 31 (ratio as of February 28, 2011)

2050 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	2.94% 3.74% 3.67% 2.98% 2.71% 2.38% 2.67%	August 31 (ratio as of February 28, 2011)

2055 Retirement Strategy	Class A Class B Class C Class R Class K Class I Advisor	1.06% 1.76% 1.76% 1.26% 1.01% 0.76% 0.76%	9.79% 10.65% 10.73% 8.40% 8.16% 7.84% 9.12%	August 31 (ratio as of February 28, 2011)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Strategies that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating

400	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

with and monitoring the Strategies’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategies are more costly than those for institutional accounts due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Strategies’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategies.9 In addition to the AllianceBernstein institutional fee schedule, set forth below is the institutional fee schedule of a target date asset allocation service, Customized Retirement Strategies (“CRS”), provided by the Adviser for institutional clients. In addition to the CRS fee schedule, set forth below are what would have been the advisory fees of the Strategies

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	401

had the CRS fee schedule been applicable to the Strategies versus the Strategies advisory fees based on June 30, 2011 net assets:10

AB Institutional Fee Schedule	Strategy	Net Assets 6/30/11 ($MM)		AB Inst. Fee (%)	Advisory Fee (%)[11]

Customized Retirement Strategies

12 bp on 1st $100 million

9 bp on next $400 million

7 bp on next $500 million

4 bp on next $1,500 million

3 bp on the balance

+$60K for daily NAV

Minimum Account Size:

$50M or plan assets of $500M

2000 Retirement Strategy

2005 Retirement Strategy

2010 Retirement Strategy

2015 Retirement Strategy

2020 Retirement Strategy

2025 Retirement Strategy

2030 Retirement Strategy

2035 Retirement Strategy

2040 Retirement Strategy

2045 Retirement Strategy

2050 Retirement Strategy

2055 Retirement Strategy

		$ $ $ $ $ $ $ $ $ $ $ $	30.3 31.8 157.2 322.2 422.9 349.8 305.0 213.2 177.1 122.8 23.1 5.4	0.063 0.063 0.063 0.063 0.063 0.063 0.063 0.063 0.063 0.063 0.063 0.063	0.550 0.550 0.550 0.600 0.600 0.600 0.650 0.650 0.650 0.650 0.650 0.650

The AllianceBernstein Investment Trust Management mutual funds (“ITM”), which are offered to investors in Japan, have an “all-in” fee to compensate the Adviser for investment advisory as well as fund accounting and administrative related services, but not for distribution-related services. The fee schedules of the ITM mutual funds that have a somewhat similar investment style as certain of the Strategies are as follows:

Fund	ITM Mutual Fund	Fee
2020 Retirement Strategy	AllianceBernstein Wealth Builder 2020	0.085%[12]

2030 Retirement Strategy	AllianceBernstein Wealth Builder 2030	0.085%[11]

2040 Retirement Strategy	AllianceBernstein Wealth Builder 2040	0.085%[11]

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Strategies.

10	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

11	Excludes reimbursements made by the Strategy to the Adviser for certain non-management expenses and any expense reimbursements or advisory fee waivers made by the Adviser to the Strategy related to expense caps.

12	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 1429.

402	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategies with fees charged to other investment companies for similar services offered by other investment advisers.11 Lipper’s analysis included the comparison of each Retirement Strategy’s contractual management fee, estimated at the approximate current asset level of the subject Strategy, to the median of each Strategy’s Lipper Expense Group (“EG”)13 and the Strategy’s contractual management fee ranking.14

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type, similar 12b-1/non 12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The original EGs for Retirement Strategies 2015, 2025, 2035 and 2045 had an insufficient number of peers in Lipper’s view. Consequently, Lipper expanded the EGs of those Strategies to include other out-of-category target date peers in addition to their respective in-category target date peers.

13	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

14	The contractual management fee is calculated by Lipper using the Retirement Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Retirement Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Retirement Strategy had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	403

Strategy	Contractual Management Fee (%)[15]	Lipper Exp. Group Median (%)	Rank
2000 Retirement Strategy	0.550	0.634	4/9
2005 Retirement Strategy	0.550	0.592	4/8
2010 Retirement Strategy	0.550	0.622	4/9
2015 Retirement Strategy	0.600	0.653	3/10
2020 Retirement Strategy	0.600	0.653	2/10
2025 Retirement Strategy	0.600	0.747	1/10
2030 Retirement Strategy	0.650	0.745	2/9
2035 Retirement Strategy	0.650	0.764	2/9
2040 Retirement Strategy	0.650	0.768	2/9
2045 Retirement Strategy	0.650	0.752	3/10
2050 Retirement Strategy	0.650	0.755	3/10
2055 Retirement Strategy	0.650	0.755	3/10

Set forth below is a comparison of the Strategies’ total expense ratios (inclusive of the Strategies’ underlying expenses) and the medians of the Strategies’ EGs. The Strategies’ total expense ratio rankings are also shown.

Strategy	Total Expense Ratio (%)[16]	Lipper Exp. Group Median (%)	Lipper Group Rank
2000 Retirement Strategy	0.860	1.245	1/9
2005 Retirement Strategy	0.920	1.158	2/8
2010 Retirement Strategy	0.940	1.245	2/9
2015 Retirement Strategy	0.978	1.201	2/10
2020 Retirement Strategy	1.020	1.217	2/10
2025 Retirement Strategy	1.040	1.271	1/10
2030 Retirement Strategy	1.060	1.291	1/9
2035 Retirement Strategy	1.060	1.313	1/9
2040 Retirement Strategy	1.060	1.313	1/9
2045 Retirement Strategy	1.060	1.292	1/10
2050 Retirement Strategy	1.060	1.317	2/10
2055 Retirement Strategy	1.060	1.317	2/10

Based on the information provided, the contractual management fees and the total expense ratios of the Strategies are lower than their respective EG medians.

15	The contractual management fee does not reflect any expense reimbursements made by the Retirement Strategies to the Adviser for certain clerical, legal, accounting, administrative and other services. In addition, the contractual management fee does not reflect any advisory fee waiver or expense reimbursement for expense caps that would effectively reduce the actual management fee.

16	The total expense ratios, inclusive of the Strategies’ underlying expenses, shown are for the Strategies’ Class A shares.

404	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategies’ profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. Except for 2020, 2025 and 2030 Retirement Strategies, the Adviser’s profitability with respect to each Strategy was negative as expenses exceeded revenues.17

In addition to the Adviser’s future direct profits from managing the Strategies, certain of the Adviser’s affiliates may have a business relationship with the Strategies and may benefit from providing such services to the Strategies. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategies and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive. These affiliates may provide transfer agent, distribution, and brokerage related services to the Strategies and/or the Pooling Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and commissions for providing brokerage services. In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategies’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

17	It should be noted that at the August 2, 2011 meeting, the Adviser presented to the Board revised profitability figures with respect to the Strategies. The Strategies in which the Adviser’s 2010 profitability changed from a decrease to an increase, relative to 2009’s profitability were 2010 Retirement Strategy and 2035 Retirement Strategy.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	405

ABI retained the following amounts for Class A front-end load sales charges from sales of the Strategies’ Class A shares during the Strategies’ most recently completed fiscal year:

Strategy	Amount Received
2000 Retirement Strategy	$61
2005 Retirement Strategy	$145
2010 Retirement Strategy	$1,545
2015 Retirement Strategy	$867
2020 Retirement Strategy	$2,342
2025 Retirement Strategy	$2,028
2030 Retirement Strategy	$2,679
2035 Retirement Strategy	$1,271
2040 Retirement Strategy	$1,146
2045 Retirement Strategy	$629
2050 Retirement Strategy	$125
2055 Retirement Strategy	$178

ABI received the amounts set forth below in Rule 12b-1 and CDSC fees from the Strategies during the Strategies’ most recently compensated fiscal year:

Strategy	12b-1 Fee Received	CDSC Received
2000 Retirement Strategy	$78,080	$436
2005 Retirement Strategy	$132,333	$1,150
2010 Retirement Strategy	$469,411	$3,894
2015 Retirement Strategy	$811,084	$6,608
2020 Retirement Strategy	$1,061,413	$5,683
2025 Retirement Strategy	$905,255	$4,727
2030 Retirement Strategy	$803,773	$9,709
2035 Retirement Strategy	$544,467	$7,448
2040 Retirement Strategy	$474,535	$8,687
2045 Retirement Strategy	$299,657	$5,381
2050 Retirement Strategy	$38,155	$608
2055 Retirement Strategy	$8,952	$58

Fees and reimbursements for out of the pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategies, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on

406	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

an omnibus basis. ABIS received the following net fees from the Strategies in the most recently completed fiscal year:

Strategy	ABIS Fee
2000 Retirement Strategy	$17,909
2005 Retirement Strategy	$17,834
2010 Retirement Strategy	$61,720
2015 Retirement Strategy	$109,505
2020 Retirement Strategy	$143,958
2025 Retirement Strategy	$117,302
2030 Retirement Strategy	$110,785
2035 Retirement Strategy	$76,597
2040 Retirement Strategy	$70,181
2045 Retirement Strategy	$49,846
2050 Retirement Strategy	$17,850
2055 Retirement Strategy	$17,824

There are no portfolio transactions for the Strategies since the Strategies pursue their investment objectives through investing in combinations of the Pooling Portfolios. However, the Pooling Portfolios do engage in portfolio transactions. Only International Value Pooling Portfolio effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Strategies’ most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Pooling Portfolios is comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	407

to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Trustees an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Trustees.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $461 billion as of June 30, 2011, the Adviser has the investment experience to manage the Strategies and to provide the non-investment services (described in Section I) to the Strategies.

The information prepared by Lipper shows the 1, 3 and 5 year performance rankings22 of each Retirement Strategy relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended May 31, 2011.24

19	The Deli study was originally published in 2002 based on 1997 data.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

22	The performance returns and rankings of the Strategies are for the Strategies Class A shares. It should be noted that performance returns of the Strategies were provided by Lipper.

23	A Strategy’s PG/PU may not necessarily be identical to its respective EG/EU as the criteria for including/excluding a fund in/from an EG is different from that of PG.

24	Note that Lipper classifies the 2000, 2005 and 2010 Strategies as mixed asset target 2010 funds. Similarly, the 2050 and 2055 Strategies are classified as mixed asset target 2050+ funds.

408	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

Strategy	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
2000 Retirement Strategy
1 year	15.04	17.33	17.33	7/9	15/21
3 year	2.21	2.97	2.21	7/9	11/21
5 year	4.09	4.25	4.12	5/5	8/13

2005 Retirement Strategy
1 year	17.69	17.41	17.33	2/8	8/21
3 year	2.05	3.22	2.21	6/8	13/21
5 year	3.85	4.25	4.12	5/5	9/13

2010 Retirement Strategy
1 year	20.17	17.48	17.33	1/9	1/21
3 year	1.62	2.97	2.21	7/9	16/21
5 year	3.72	4.25	4.12	5/5	10/13

2015 Retirement Strategy
1 year	21.39	19.04	18.55	1/5	2/22
3 year	0.96	2.24	1.50	4/5	13/19
5 year	3.28	3.28	3.62	2/3	8/12

2020 Retirement Strategy
1 year	22.42	21.10	20.42	2/10	4/28
3 year	0.19	2.70	1.90	9/10	21/26
5 year	2.70	4.16	3.62	5/6	11/16

2025 Retirement Strategy
1 year	23.53	23.31	23.11	2/5	5/14
3 year	-0.43	1.09	1.41	5/5	10/12
5 year	2.37	2.38	2.39	2/2	4/5

2030 Retirement Strategy
1 year	24.04	24.83	24.04	6/9	14/27
3 year	-0.91	1.18	1.05	8/9	23/25
5 year	2.12	3.08	3.09	6/6	14/15

2035 Retirement Strategy
1 year	24.52	25.37	24.97	3/4	9/13
3 year	-1.44	0.83	1.02	4/4	11/11
5 year	1.74	2.07	2.39	2/2	5/5

2040 Retirement Strategy
1 year	24.66	26.11	25.23	8/9	19/26
3 year	-1.42	0.68	0.32	8/9	23/24
5 year	1.85	2.94	2.77	6/6	13/13

2045 Retirement Strategy
1 year	24.57	25.99	25.99	4/5	10/13
3 year	-1.65	0.25	0.59	5/5	11/11
5 year	1.56	1.78	2.11	2/2	4/4

2050 Retirement Strategy
1 year	24.56	26.16	26.16	9/10	16/21
3 year	-0.72	0.32	0.23	7/9	12/16

2055 Retirement Strategy
1 year	24.54	26.16	26.16	9/10	17/21
3 year	-1.53	0.32	0.23	8/9	15/16

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	409

Set forth below are the 1, 3, 5 year and since inception performance returns of the Strategies (in bold)25 versus their benchmarks.26

	Periods Ending May 31, 2011 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2000 Retirement Strategy	15.04	2.21	4.09	4.50
Composite Index	14.90	2.78	4.87	5.18
Inception Date: September 1, 2005

2005 Retirement Strategy	17.69	2.05	3.85	4.45
Composite Index	17.79	2.51	4.77	5.26
Inception Date: September 1, 2005

2010 Retirement Strategy	20.17	1.62	3.72	4.45
Composite Index	20.67	2.36	4.68	5.31
Inception Date: September 1, 2005

2015 Retirement Strategy	21.39	0.96	3.28	4.25
Composite Index	22.35	1.95	4.43	5.22
Inception Date: September 1, 2005

2020 Retirement Strategy	22.42	0.19	2.70	3.92
Composite Index	23.81	1.46	4.11	5.07
Inception Date: September 1, 2005

2025 Retirement Strategy	23.53	-0.43	2.37	4.06
Composite Index	25.39	1.13	3.93	5.03
Inception Date: September 1, 2005

2030 Retirement Strategy	24.04	-0.91	2.12	3.56
Composite Index	26.23	0.78	3.78	4.98
Inception Date: September 1, 2005

2035 Retirement Strategy	24.52	-1.44	1.74	3.32
Composite Index	26.84	0.35	3.52	4.77
Inception Date: September 1, 2005

2040 Retirement Strategy	24.66	-1.42	1.85	3.52
Composite Index	27.07	0.38	3.54	4.79
Inception Date: September 1, 2005

2045 Retirement Strategy	24.57	-1.65	1.56	3.34
Composite Index	27.18	0.38	3.54	4.79
Inception Date: September 1, 2005

25	The performance returns and risk measures shown in the table are for the Class A shares of the Strategies.

26	The Adviser provided Strategy and benchmark performance return information for periods through May 31, 2011.

410	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

	Periods Ending May 31, 2011 Annualized Performance (Net)
Strategy	1 Year (%)	3 Year (%)	5 Year (%)	Since Inception (%)
2050 Retirement Strategy	24.56	-0.72	N/A	-1.01
Composite Index	27.19	0.38	N/A	-0.86
Inception Date: June 29, 2007

2055 Retirement Strategy	24.54	-1.53	N/A	-1.52
Composite Index	27.19	0.38	N/A	-0.86
Inception Date: June 29, 2007

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of each Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 30, 2011

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	411

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Dynamic All Market Fund

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Select U.S. Equity Portfolio

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Unconstrained Bond Fund

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

412	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

AllianceBernstein Family of Funds

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	413

NOTES

414	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

NOTES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES •	415

NOTES

416	• ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

ALLIANCEBERNSTEIN RETIREMENT STRATEGIES

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

RS-00-55-0152-0212

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT M. KEITH
Robert M. Keith
President

Date: April 23, 2012

By:	/s/ JOSEPH J. MANTINEO
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: April 23, 2012